UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2008

Date of reporting period: July 31, 2008

Item 1.	Reports to Stockholders.

2008 ANNUAL REPORT TO SHAREHOLDERS

Ishares® FTSE/XINHUA CHINA 25 INDEX FUND

ISHARES® FTSE SERIES

ISHARES® MSCI SERIES

JULY 31, 2008

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iShares FTSE Developed Small Cap ex-North America Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares FTSE China (HK Listed) Index Fund

iShares MSCI ACWI Index Fund

iShares MSCI ACWI ex US Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Value Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares MSCI Kokusai Index Fund

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

iShares®

iShares Trust

Supplement dated September 29, 2008

to the Prospectus dated December 1, 2007

for the iShares FTSE/Xinhua China 25 Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective June 22, 2008, the third paragraph under the heading “Investment Advisor” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares FTSE China (HK Listed) Index Fund (which is offered in a separate prospectus) as follows: 0.74% per annum of the aggregate net assets less than or equal to $6.0 billion, plus 0.67% per annum of the aggregate net assets between $6.0 billion and $12.0 billion, plus 0.60% per annum of the aggregate net assets in excess of $12.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplements dated September 29, 2008

to the Prospectus dated March 26, 2008 and

Statement of Additional Information (“SAI”) dated April 1, 2008 for the iShares MSCI ACWI Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following information replaces the third paragraph under the heading “Investment Adviser” beginning on page 6 of the Prospectus:

Prior to August 1, 2008, for its investment advisory services to the Fund, BGFA was paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%. Effective August 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI EAFE Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

In addition, the following information supplements the information found under the heading “Investment Adviser” beginning on page 24 of the SAI:

Effective August 1, 2008, for its investment advisory services to the Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI EAFE Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on the Fund’s allocable portion of: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-126-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplements dated September 29, 2008

to the Prospectus dated March 26, 2008

and Statement of Additional Information (“SAI”) dated April 1, 2008 for the iShares MSCI ACWI ex US Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following information replaces the third paragraph under the heading “Investment Adviser” beginning on page 6 of the Prospectus:

Prior to August 1, 2008, for its investment advisory services to the Fund, BGFA was paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%. Effective August 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI EAFE Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

In addition, the following information supplements the information found under the heading “Investment Adviser” beginning on page 23 of the SAI:

Effective August 1, 2008, for its investment advisory services to the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI EAFE Index Fund, which are offered in separate SAIs), BGFA is paid a management fee based on the Fund’s allocable portion of: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-127-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
(18.78)%	(18.54)%	(18.27)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Industrial	22.61%

Financial	20.93

Consumer Non-Cyclical	15.12

Consumer Cyclical	12.14

Energy	8.23

Basic Materials	6.51

Communications	5.78

Technology	4.58

Diversified	2.57

Utilities	1.18

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
PSP Swiss Property AG Registered (Switzerland)	0.63%

Kureha Corp. (Japan)	0.50

Toho Bank Ltd. (The) (Japan)	0.49

Doutor Nichires Holdings Co. Ltd. (Japan)	0.49

Grifols SA (Spain)	0.47

Macquarie International Infrastructure Fund Ltd. (Singapore)	0.44

AMEC PLC (United Kingdom)	0.43

KAS Bank NV (Netherlands)	0.42

Ackermans & van Haaren NV (Belgium)	0.42

Nokian Renkaat OYJ (Finland)	0.40

TOTAL	4.69%

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small cap companies in developed countries outside of North America, as defined by FTSE International Limited (“FTSE”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund declined 18.78%, while the Index declined 18.27%.

International markets declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity, though, helped to alleviate the threat of a global crisis. Both France and Germany experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, though, the Bank of England responded to sluggish conditions by reducing its key lending rate twice during the reporting period, bringing the rate from 5.50% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

The top ten holdings in the Fund represented approximately 5% of the net assets of the Fund as of July 31, 2008. Performance of nine of the Fund’s ten largest holdings as of July 31, 2008, was positive for the reporting period. Health care company Grifols SA (Spain), chemical company Kureha Corp. (Japan), and real estate company PSP Swiss Property AG Registered (Switzerland) had the highest returns. Toho Bank Ltd. (Japan), Doutor Nichires Holdings Co. Ltd. (Japan), and KAS Bank NV (Netherlands) also performed well. Macquarie International Infrastructure Fund Ltd. (Singapore) was the only holding that declined.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/08			Inception to 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.85)%	(1.29)%	(1.20)%	29.60%	29.01%	29.91%	169.38%	164.71%	172.02%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	42.79%

Energy	25.22

Communications	19.62

Industrial	6.22

Diversified	2.26

Utilities	2.06

Consumer Cyclical	0.95

Basic Materials	0.71

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
China Mobile Ltd.	9.66%

Industrial and Commercial Bank of China Class H	9.42

PetroChina Co. Ltd. Class H	8.15

China Life Insurance Co. Ltd. Class H	7.21

CNOOC Ltd.	5.60

Ping An Insurance (Group) Co. of China Ltd. Class H	4.26

China Petroleum & Chemical Corp. Class H	4.22

China Merchants Bank Co. Ltd. Class H	4.20

Bank of China Ltd. Class H	4.17

China Construction Bank Class H	4.16

TOTAL	61.05%

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 0.85%, while the Index declined 1.20%.

China’s market performance was slightly positive during the reporting period, reflecting a slowing of the robust economic growth that China has enjoyed in recent years. Annualized Gross Domestic Product (GDP) growth eased to 10.1% for the second quarter of 2008, representing a decline from its 2007 pace of 11.9%.

Underlying the slower numbers, export growth cooled and inflationary pressures increased during the reporting period as international economies slowed and prices for oil and other key commodities escalated. For the month of July 2008, the Producer Price Index rose 10% compared with the same period a year earlier, its highest rate since data became available in 1996. Despite the signs of rising inflation, the People’s Bank of China chose to leave its key interest rate unchanged in an attempt to curb inflows of “hot money” from investors speculating on the appreciation of the Chinese currency, the yuan.

The top ten holdings in the Fund represented approximately 61% of the net assets of the Fund as of July 31, 2008. Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed for the reporting period. CNOOC Ltd., China’s state-owned oil company, China Construction Bank Class H and China Petroleum & Chemical Corp. Class H led the positive returns. On the negative side, Ping An Insurance (Group) Co. of China Ltd. Class H and Bank of China Ltd. Class H were the largest decliners.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
1.29%	(0.22)%	1.33%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	33.84%

Communications	23.44

Energy	20.46

Industrial	8.84

Diversified	3.85

Basic Materials	2.99

Utilities	1.83

Consumer Non-Cyclical	1.80

Consumer Cyclical	1.70

Technology	1.16

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
China Mobile Ltd.	17.60%

Industrial and Commercial Bank of China Class H	6.72

PetroChina Co. Ltd. Class H	6.03

China Life Insurance Co. Ltd. Class H	5.99

China Construction Bank Class H	4.25

CNOOC Ltd.	4.18

China Petroleum & Chemical Corp. Class H	4.03

Ping An Insurance (Group) Co. of China Ltd. Class H	3.17

China Shenhua Energy Co. Ltd. Class H	3.02

Bank of China Ltd. Class H	2.57

TOTAL	57.56%

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 24, 2008 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund returned 1.29%, while the Index returned 1.33%.

China’s market performance was slightly positive during the reporting period, reflecting a slowing of the robust economic growth that China has enjoyed in recent years. Annualized Gross Domestic Product (GDP) growth eased to 10.1% for the second quarter of 2008, representing a decline from its 2007 pace of 11.9%.

Underlying the slower numbers, export growth slowed and inflationary pressures increased during the reporting period as international economies slowed and prices for oil and other key commodities escalated. For the month of July 2008, the Producer Price Index rose 10% compared with the same period a year earlier, its highest rate since the data became available in 1996. Despite the signs of rising inflation, the People’s Bank of China chose to leave its key interest rate unchanged in an attempt to curb inflows of “hot money” from investors speculating on the appreciation of the Chinese currency, the yuan.

The top ten holdings in the Fund represented approximately 58% of the net assets of the Fund as of July 31, 2008. Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed for the reporting period. China Construction Bank Class H, Industrial and Commercial Bank of China Class H, and China Life Insurance Co. Ltd. Class H were the leading performers. On the negative side, CNOOC Ltd., China’s state-owned oil company and Ping An Insurance (Group) Co. of China Ltd. Class H were the largest decliners.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
(4.09)%	(4.33)%	(4.59)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	20.37%

Consumer Non-Cyclical	17.04

Energy	13.19

Industrial	11.06

Communications	9.68

Basic Materials	8.15

Consumer Cyclical	7.85

Technology	7.12

Utilities	4.41

Diversified	0.80

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.55%

General Electric Co.	0.95

Microsoft Corp.	0.75

BP PLC (United Kingdom)	0.66

AT&T Inc.	0.62

Procter & Gamble Co. (The)	0.62

HSBC Holdings PLC (United Kingdom)	0.61

Nestle SA Registered (Switzerland)	0.60

Chevron Corp.	0.59

Johnson & Johnson	0.55

TOTAL	7.50%

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI INDEX FUND

of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 26, 2008 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund declined 4.09%, while the Index declined 4.59%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were continued problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime and credit related losses and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy as housing values fell, unemployment levels rose and consumer spending weakened. The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target to 2.00%, its lowest level since December 2004.

International markets also declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the Fed to inject liquidity helped alleviate the threat of a global crisis. Both France and Germany experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate in April, bringing the rate from 5.25% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed with only three posting gains for the reporting period. Health care company Johnson & Johnson, HSBC Holdings PLC (United Kingdom) and BP PLC (United Kingdom) posted modest gains. General Electric Co., AT&T Inc. and Nestle SA Registered (Switzerland) had the largest declines.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
(3.59)%	(3.65)%	(4.59)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until a day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 7/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	24.86%

Energy	13.91

Basic Materials	12.13

Consumer Non-Cyclical	12.00

Industrial	11.32

Communications	7.55

Consumer Cyclical	7.41

Technology	4.80

Utilities	4.33

Diversified	1.02

Short-Term and Other Net Assets	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
BP PLC (United Kingdom)	1.55%

HSBC Holdings PLC (United Kingdom)	1.38

OAO Gazprom SP ADR (Russia)	1.12

GlaxoSmithKline PLC (United Kingdom)	1.03

BHP Billiton Ltd. (Australia)	1.01

Vodafone Group PLC (United Kingdom)	0.96

Nestle SA Registered (Switzerland)	0.94

Eni SpA (Italy)	0.93

Novartis AG Registered (Switzerland)	0.91

Samsung Electronics Co. Ltd. GDR Reg S (South Korea)	0.86

TOTAL	10.69%

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

are included in the Index. For the period from March 26, 2008 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund declined 3.59%, while the Index declined 4.59%.

International markets declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity helped alleviate the threat of a global crisis. Both France and Germany experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate in April, bringing the rate from 5.25% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed for the reporting period. Pharmaceutical giants Novartis AG (Switzerland) and GlaxoSmithKline PLC (United Kingdom) along with mining company BHP Billiton Ltd. (Australia) delivered leading gains. Nestle SA Registered (Switzerland) and Samsung Electronics Co. Ltd. GDR Reg S (South Korea) were the largest decliners.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/08			Inception to 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.11)%	(6.76)%	(7.02)%	11.73%	11.63%	12.00%	39.47%	39.10%	40.51%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.84%

Industrial	16.26

Basic Materials	14.90

Financial	11.25

Consumer Cyclical	9.80

Communications	7.31

Utilities	6.90

Energy	4.07

Technology	3.32

Diversified	1.04

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.86%

Novartis AG Registered (Switzerland)	2.28

Roche Holding AG Genusschein (Switzerland)	2.14

GlaxoSmithKline PLC (United Kingdom)	2.10

BHP Billiton Ltd. (Australia)	2.07

E.ON AG (Germany)	2.00

Telefonica SA (Spain)	1.84

Nokia OYJ (Finland)	1.77

Siemens AG Registered (Germany)	1.74

Rio Tinto PLC (United Kingdom)	1.73

TOTAL	20.53%

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 7.11%, while the Index declined 7.02%.

International markets declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity, though, helped to alleviate the threat of a global crisis. Although both France and Germany had experienced declining unemployment levels for most of the reporting period, with France’s unemployment level dipping to 7.5% in the first quarter of 2008 and Germany’s reaching a 15-year low of 7.5% in June 2008, both countries experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate three times during the reporting period, bringing the rate from 5.75% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

The top ten holdings in the Fund represented approximately 21% of the net assets of the Fund as of July 31, 2008. Performance of the Fund’s ten largest holdings as of July 31, 2008, was mostly positive with seven posting gains for the reporting period. Mining company Rio Tinto PLC (United Kingdom) delivered the strongest gains. German energy company E.ON AG and natural resources company BHP Billiton Ltd. (Australia) were the two next largest gains. Pharmaceutical company GlaxoSmithKline PLC (United Kingdom), Nokia OYJ (Finland) and Siemens AG Registered (Germany) all posted minor declines.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/08			Inception to 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.21)%	(17.01)%	(17.27)%	8.35%	8.20%	8.50%	27.18%	26.66%	27.74%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	40.45%

Energy	13.16

Consumer Cyclical	10.15

Communications	9.80

Industrial	7.06

Consumer Non-Cyclical	6.59

Utilities	5.69

Basic Materials	5.17

Technology	0.70

Diversified	0.64

Short-Term and Other Net Assets	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.32%

BP PLC (United Kingdom)	3.30

Total SA (France)	2.83

Vodafone Group PLC (United Kingdom)	2.43

Royal Dutch Shell PLC Class A (United Kingdom)	2.15

Banco Santander SA (Spain)	2.09

Toyota Motor Corp. (Japan)	1.98

Royal Dutch Shell PLC Class B (United Kingdom)	1.65

Eni SpA (Italy)	1.52

BNP Paribas (France)	1.39

TOTAL	22.66%

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 17.21%, while the Index declined 17.27%.

International markets declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity, though, helped to alleviate the threat of a global crisis. Although both France and Germany had experienced declining unemployment levels for most of the reporting period, with France’s unemployment level dipping to 7.5% in the first quarter of 2008 and Germany’s reaching a 15-year low of 7.5% in June 2008, both countries experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate three times during the reporting period, bringing the rate from 5.75% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

The top ten holdings in the Fund represented approximately 23% of the net assets of the Fund as of July 31, 2008. Performance of nine of the Fund’s ten largest holdings as of July 31, 2008, was negative for the reporting period. Banco Santander SA (Spain) posted the only gain. On the negative side, automobile makerToyota Motor Corp. (Japan) had the largest decline. Oil companies BPPLC (United Kingdom) and Royal Dutch Shell PLC (United Kingdom) along with Vodafone Group PLC (United Kingdom) and BNP Paribas (France) were the next largest with all posting modest declines.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
(18.03)%	(17.44)%	(17.73)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Industrial	24.67%

Financial	19.26

Consumer Non-Cyclical	14.60

Consumer Cyclical	14.03

Basic Materials	7.58

Energy	6.85

Communications	5.55

Technology	3.94

Utilities	1.71

Diversified	1.62

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Sagami Railway Co. Ltd. (Japan)	0.59%

Cofinimmo SA (Belgium)	0.51

conwert Immobilien Invest SE (Austria)	0.47

Cafe de Coral Holdings Ltd. (Hong Kong)	0.46

PSP Swiss Property AG Registered (Switzerland)	0.43

Chiyoda Corp. (Japan)	0.39

Sparkassen Immobilien AG (Austria)	0.38

Drax Group PLC (United Kingdom)	0.37

SGL Carbon AG (Germany)	0.36

Giordano International Ltd. (Hong Kong)	0.36

TOTAL	4.32%

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE® Index. MSCI Inc. defines the small cap universe as all listed securities that have a market capitalization in the range of $200-$1,500 million USD. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 10, 2007 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund declined 18.03%, while the Index declined 17.73%.

International markets also declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity helped alleviate the threat of a global crisis. Both France and Germany experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate twice during the reporting period, bringing the rate from 5.50% to 5.00%.

Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed for the reporting period. PSP Swiss Property AG Registered (Switzerland) and SGL Carbon AG (Germany) were the strongest performers. On the negative side, real estate investment companies Sparkassen Immobilien AG (Austria) and conwert Immobilien Invest SE (Austria) had the largest declines.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of July 31, 2008

Cumulative Total Returns

Inception to 7/31/08

NAV	MARKET	INDEX
(15.40)%	(15.92)%	(15.74)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	20.60%

Consumer Non-Cyclical	19.00

Energy	13.42

Industrial	10.27

Communications	9.93

Basic Materials	7.62

Technology	7.18

Consumer Cyclical	6.49

Utilities	4.75

Diversified	0.80

Short-Term and Other Net Assets	(0.06)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.99%

General Electric Co.	1.29

Microsoft Corp.	0.97

Procter & Gamble Co. (The)	0.91

Johnson & Johnson	0.89

HSBC Holdings PLC (United Kingdom)	0.89

BP PLC (United Kingdom)	0.88

AT&T Inc.	0.84

Chevron Corp.	0.80

International Business Machines Corp.	0.80

TOTAL	10.26%

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 10, 2007 (inception date of the Fund) through July 31, 2008 (the “reporting period”), the Fund declined 15.40%, while the Index declined 15.74%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were continued problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime and credit related losses and corporate earnings growth slowed. In the broader economy housing values fell, unemployment levels rose and consumer spending weakened. The U.S. Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target to 2.00%, its lowest level since December 2004.

International markets also declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the Fed to inject liquidity helped alleviate the threat of a global crisis. Both France and Germany experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, the Bank of England responded to sluggish conditions by reducing its key lending rate twice during the reporting period, bringing the rate from 5.50% to 5.00%.

Performance of eight of the Fund’s ten largest holdings as of July 31, 2008, was negative for the reporting period. Computer maker International Business Machines Corp. and health care company Johnson & Johnson posted gains. Microsoft Corp., General Electric Co., AT&T Inc. and oil company BP PLC (United Kingdom) had the largest declines.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/08)[a]	Ending Account Value (7/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (2/1/08 to 7/31/08)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$ 948.30	0.50%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.51
FTSE/Xinhua China 25
Actual	1,000.00	995.20	0.74	3.67
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74	3.72
FTSE China (HK Listed)
Actual	1,000.00	1,012.90	0.74	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74	3.72
MSCI ACWI
Actual	1,000.00	959.10	0.35	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/08)[a]	Ending Account Value (7/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (2/1/08 to 7/31/08)
MSCI ACWI ex US
Actual	$1,000.00	$ 964.10	0.35%	$1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.35	1.76
MSCI EAFE Growth
Actual	1,000.00	975.80	0.40	1.97
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
MSCI EAFE Value
Actual	1,000.00	923.30	0.40	1.91
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
MSCI EAFE Small Cap
Actual	1,000.00	940.30	0.40	1.93
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.01
MSCI Kokusai
Actual	1,000.00	946.30	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26

[a]

Account values are based on a start date of March 26, 2008 (commencement of operations) for the iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, and a start date of June 24, 2008 (commencement of operations) for the iShares FTSE China (HK Listed) Index Fund.

[b]

Except for the actual expenses for iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund and iShares FTSE China (HK Listed) Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares MSCI ACWI Index Fund and MSCI ACWI ex US Index Fund, which commenced operations on March 26, 2008, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (127 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares FTSE China (HK Listed) Index Fund, which commenced operations on June 24, 2008, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (37 days) and divided by the number of days in the year (366 days).

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.35%

AUSTRALIA – 6.42%
ABB Grain Ltd.	7,311	$55,011
Arrow Energy Ltd.[a]	13,827	42,526
Australian Worldwide Exploration Ltd.[a]	14,856	48,486
Babcock & Brown Japan Property Trust	51,624	36,902
Babcock & Brown Wind Partners Ltd.	26,721	40,589
Beach Petroleum Ltd.	29,709	32,414
Bradken Ltd.	3,585	30,347
Centennial Coal Co. Ltd.	10,128	49,344
ConnectEast Group	45,555	40,919
Cromwell Group	15,447	11,187
David Jones Ltd.	12,216	39,065
Energy World Corp. Ltd.[a]	9,390	8,346
Felix Resources Ltd.	999	19,732
FKP Property Group	10,863	46,488
Gindalbie Metals Ltd.[a]	7,446	7,213
Healthscope Ltd.	8,169	33,499
IBA Health Group Ltd.[a]	15,081	8,085
Independence Group NL	4,047	11,039
ING Industrial Fund	29,685	38,530
IOOF Holdings Ltd.	5,538	28,596
JB Hi-Fi Ltd.	4,818	55,194
Just Group Ltd.	6,783	21,181
Kagara Ltd.	9,321	29,720
Lynas Corp. Ltd.[a]	8,532	10,071
Macarthur Coal Ltd.	3,468	52,776
Macquarie Capital Alliance Group[a]	5,298	16,344
Macquarie Leisure Trust Group	22,458	39,711
Midwest Corp. Ltd.[a]	1,527	9,321
Monadelphous Group Ltd.	2,601	33,687
Mount Gibson Iron Ltd.[a]	13,005	32,170
Murchison Metals Ltd.[a]	7,818	22,207
Nexus Energy Ltd.[a]	11,886	14,757
Octaviar Ltd.[b]	8,924	8,310
Pacific Brands Ltd.	15,939	29,008
PanAust Ltd.[a]	34,938	27,275
Platinum Australia Ltd.[a]	2,514	5,864
Primary Health Care Ltd.	9,744	47,473
Queensland Gas Co. Ltd.[a]	10,893	48,153

Security	Shares	Value
Riversdale Mining Ltd.[a]	3,945	$38,107
Roc Oil Co. Ltd.[a]	15,555	21,945
Seek Ltd.	5,655	26,594
Silex Systems Ltd.[a]	4,434	31,486
Sino Gold Mining Ltd.[a]	8,578	41,147
St. Barbara Ltd.[a]	29,751	7,975
Straits Resources Ltd.	7,002	37,868
Sundance Resources Ltd.[a]	19,542	4,687
Sunland Group Ltd.	9,405	20,965
Sunshine Gas Ltd.[a]	3,399	6,682
Transfield Services Ltd.	4,245	29,945
Transpacific Industries Group Ltd.	4,311	29,194
United Group Ltd.	3,468	43,545
Western Areas NLa	3,648	28,478

		1,500,158

AUSTRIA – 1.69%
Andritz AG	1,200	72,084
bwin Interactive Entertainment AGa	666	17,769
BWT AG	801	28,869
Intercell AGa	1,140	57,825
Oesterreichische Post AG	1,044	37,383
Palfinger AG	1,095	26,396
RHI AGa	1,662	79,739
Schoeller-Bleckmann Oilfield Equipment AG	321	29,625
UNIQA Versicherungen AG	1,467	44,633

		394,323

BELGIUM – 1.72%
Ackermans & van Haaren NV	921	98,060
Compagnie Maritime Belge SA	390	22,971
Henex SA	600	38,944
NV Bekaert SA	606	92,509
Omega Pharma SA	717	31,223
Option NVa,c	4,623	19,836
RHJ International SAa	4,902	55,068
Telenet Group Holding NVa	1,974	43,211

		401,822

DENMARK – 2.30%
ALK-Abello A/S	240	30,214
Bang & Olufsen A/S Class B	696	32,603
Dampskibsselskabet TORM A/S	1,137	36,974
DFDS A/S	318	41,164

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
DSV A/S	3,960	$85,298
FLS Industries A/S Class B	948	92,285
Genmab A/Sa	663	35,633
GN Store Nord A/Sa	5,853	29,621
Simcorp A/S	150	27,134
Sydbank A/S	1,668	63,659
Topdanmark A/Sa	426	62,272

		536,857

FINLAND – 2.64%
Amer Sports OYJ Class A	2,940	51,192
Cargotec Corp. Class B	771	25,515
Citycon OYJ	7,491	28,752
Elisa OYJ Class A	2,490	52,992
Finnlines OYJ	1,770	36,178
Huhtamaki OYJ	4,419	37,714
Konecranes OYJ	1,116	44,802
M-real OYJ Class B	6,789	10,487
Nokian Renkaat OYJ	2,151	93,568
Orion OYJ Class B	1,857	38,130
Outotec OYJ	666	34,198
Pohjola Bank PLC Class A	2,634	43,440
Uponor OYJ	2,016	30,480
Vaisala OYJ Class A	1,116	47,344
YIT OYJ	2,487	42,800

		617,592

FRANCE – 6.54%
BioMerieux SA	516	57,669
Bollore SA	246	46,270
BOURBON SA	1,029	59,725
Clarins	615	53,246
Compagnie Plastic Omnium	720	21,625
Derichebourg	3,321	26,582
Etablissements Maurel et Prom	2,346	54,393
Eutelsat Communications[a]	1,791	50,104
Fimalac SA	498	34,577
Fonciere des Regions	468	59,007
Generale de Sante	921	18,609
Groupe Eurotunnel SAa	3,387	48,882
Guyenne et Gascogne SA	477	53,221
Havas	10,071	38,969
IMS International Metal Service	840	22,359
Ipsos SA	1,560	54,716

Security	Shares	Value
M6-Metropole Television	2,565	$58,790
Neopost SA	708	70,820
Nexans SA	471	56,402
Nexity	684	15,378
NicOx SAa	879	12,343
Rhodia SA	1,920	36,937
Rubis SA	813	74,650
Saft Groupe SA	765	30,234
SCOR SE	3,216	76,872
Sechilienne-Sidec	879	69,794
Societe de la Tour Eiffel	270	31,978
Societe Immobiliere de Location pour l’Industrie et le Commerce	510	67,955
Soitec SAa	2,646	15,812
SR Teleperformance SA	1,659	64,038
Theolia SAa	504	13,211
Ubisoft Entertainment[a]	819	81,130
Zodiac SA	1,110	50,051

		1,526,349

GERMANY – 5.71%
Aareal Bank AG	966	23,407
AIXTRON AG	2,562	23,305
Bauer AG	426	40,977
Bilfinger Berger AG	642	43,533
Conergy AGa	573	7,894
Demag Cranes AG	756	41,626
DEUTZ AG	3,543	26,811
DIC Asset AG	1,068	25,345
Douglas Holding AG	1,266	60,029
ElringKlinger AG	1,413	38,713
Epcos AG	2,034	56,648
Ersol Solar Energy AGa	69	10,879
Freenet AGa	1,410	25,739
FUCHS PETROLUB AG	564	52,790
Gildemeister AG	1,287	37,089
IVG Immobilien AG	1,791	34,092
Kontron AG	1,638	22,234
LEONI AG	954	39,653
MLP AG	2,643	47,959
MTU Aero Engines Holding AG	990	30,738
Norddeutsche Affinerie AG	1,263	68,261
Nordex AGa	396	13,080

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
Praktiker Bau - und Heimwerkermaerkte AG	1,602	$25,870
Premiere AGa	1,752	31,791
QIAGEN NVa	3,399	65,018
RHON KLINIKUM AG	1,323	42,626
SGL Carbon AGa	1,200	80,471
Software AG	471	36,016
SolarWorld AG	1,380	65,025
SOLON AG fur Solartechnik[a]	150	9,858
Stada Arzneimittel AG	1,137	59,021
Symrise AG	2,283	39,218
United Internet AG Registered	2,433	47,034
Wincor Nixdorf AG	825	62,030

		1,334,780

HONG KONG – 2.82%
APAC Resources Ltd.[a]	60,000	8,305
China Everbright International Ltd.[c]	105,000	29,338
China Gas Holdings Ltd.	60,000	14,073
China Grand Forestry Green Resources Group Ltd.[a]	126,000	10,981
China Green Holdings Ltd.	45,000	47,236
China Huiyuan Juice Group Ltd.	67,500	40,142
China Mining Resources Group Ltd.[a]	180,000	11,766
China Power New Energy Development Co. Ltd.[a]	60,000	6,844
China State Construction International Holdings Ltd.	48,000	11,997
China Yurun Food Group Ltd.	27,000	39,035
Chow Sang Sang Holdings International Ltd.	24,000	23,224
eSun Holdings Ltd.[a]	26,000	5,665
FU JI Food and Catering Services Holdings Ltd.[c]	12,000	16,887
Fushan International Energy Group Ltd.[a]	48,000	33,836
Hi Sun Technology (China) Ltd.[a]	36,000	7,106
HKR International Ltd.	50,400	22,996
Matsunichi Communication Holdings Ltd.[a]	24,000	18,456
Midland Holdings Ltd.	24,000	12,735
Minth Group Ltd.	36,000	23,624
Pacific Basin Shipping Ltd.	33,000	46,863

Security	Shares	Value
Peace Mark Holdings Ltd.	30,000	$18,802
Polytec Asset Holdings Ltd.	120,000	22,763
Ports Design Ltd.	13,500	36,509
Prime Success International Group Ltd.	18,000	9,228
Regal Hotels International Holdings Ltd.	270,000	12,977
Rexcapital Financial Holdings Ltd.[a]	150,000	12,496
Samling Global Ltd.	138,000	17,157
Shougang Concord International Enterprises Co. Ltd.	66,000	21,994
SinolinkWorldwide Holdings Ltd.	72,000	9,597
SRE Group Ltd.	66,000	7,782
Tian An China Investments Co. Ltd.	33,400	22,389
VTech Holdings Ltd.[c]	6,000	36,682

		659,485

IRELAND – 1.39%
C&C Group PLC	7,206	33,729
DCC PLC	2,469	58,554
Grafton Group PLC[a]	6,861	39,608
Greencore Group PLC	7,866	24,325
IAWS Group PLC	2,778	64,149
Independent News & Media PLC	15,786	37,930
Kingspan Group PLC	4,716	45,974
Smurfit Kappa Group PLC	3,252	19,484

		323,753

ITALY – 4.21%
Autostrada Torino-Milano SpA	3,069	51,380
Azimut Holding SpA	4,272	34,627
Banca Italease SpA[a]	3,117	25,897
Banca Piccolo Credito Valtellinese Scrl	6,342	63,329
Banca Popolare dell’Etruria e del Lazio Scrl	3,852	39,817
Caltagirone Editore SpA	12,720	74,821
COFIDE SpA	31,347	34,823
Danieli SpA	1,515	33,566
ERG SpA	3,357	62,382
Gemina SpA[a]	25,218	30,907
Gruppo Coin SpA[a]	3,561	17,599
Hera SpA	22,611	79,906
Impregilo SpA[a]	7,731	38,298
Indesit Co. SpA	2,463	25,325

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
Interpump Group SpA	5,667	$50,222
Navigazione Montanari SpA	13,896	65,857
Permasteelisa SpA	2,373	51,761
Pirelli & C. Real Estate SpA	1,284	26,044
Premafin Finanziaria SpA	13,371	28,790
Societa Cattolica di Assicurazioni Scrl	1,272	57,554
Societa Iniziative Autostradali e Servizi SpA	3,402	38,217
Sorin SpA[a]	18,483	21,946
Tiscali SpA[a]	12,045	29,411

		982,479

JAPAN – 16.81%
Adeka Corp.	7,500	59,328
Air Water Inc.	6,000	75,219
Akebono Brake Industry Co. Ltd.[c]	5,100	31,378
Amano Corp.	4,200	35,089
Atrium Co. Ltd.	1,500	9,978
Bank of Okinawa Ltd. (The)	1,800	66,614
Capcom Co. Ltd.	1,200	37,526
COMSYS Holdings Corp.	6,000	53,569
Daibiru Corp.	2,700	25,780
Daifuku Co. Ltd.	3,000	26,340
Daihen Corp.	6,000	23,037
Doutor Nichires Holdings Co. Ltd.	6,900	113,377
Duskin Co. Ltd.	2,100	36,099
eAccess Ltd.	57	29,585
Eighteenth Bank Ltd. (The)	21,000	78,105
Fuji Soft ABC Inc.	1,500	24,772
Furukawa Co. Ltd.	15,000	24,148
Futaba Industrial Co. Ltd.	3,000	59,120
Fuyo General Lease Co. Ltd.	1,200	34,861
GEO Corp.	27	29,052
Glory Ltd.	1,800	39,719
Goldcrest Co. Ltd.	870	14,770
Gourmet Kineya Co. Ltd.	3,000	22,649
Hanwa Co. Ltd.	9,000	52,542
Heiwa Real Estate Co. Ltd.	10,500	46,144
Hitachi Kokusai Electric Inc.	3,000	22,593
Hitachi Zosen Corp.[a]	19,500	22,191
Honeys Co. Ltd.	1,440	14,642
HORIBA Ltd.	1,200	26,313
Hosiden Corp.	2,700	44,315

Security	Shares	Value
Inaba Denki Sangyo Co. Ltd.	2,700	$74,691
Japan Airport Terminal Co. Ltd.	2,400	35,150
Japan Securities Finance Co. Ltd.	4,800	39,791
Joint Corp.	2,400	7,772
Juki Corp.	6,000	15,099
Kadokawa Group Holdings Inc.	1,800	45,631
Kanematsu Corp.[a]	21,000	28,367
Kayaba Industry Co. Ltd.	6,000	23,648
Kenedix Inc.	18	13,090
Kenwood Corp.	24,000	22,871
Kisoji Co. Ltd.	4,500	89,097
Kiyo Holdings Inc.	36,000	58,621
Komori Corp.	2,100	35,206
K’s Holdings Corp.	1,500	26,632
Kureha Corp.	21,000	115,798
Kyowa Exeo Corp.	3,000	28,533
Makino Milling Machine Co. Ltd.	3,000	16,182
Marusan Securities Co. Ltd.	4,500	29,851
Meitec Corp.[c]	2,400	58,954
Mikuni Coca-Cola Bottling Co. Ltd.	9,000	84,517
Miraca Holdings Inc.	2,100	50,419
Mitsubishi Paper Mills Ltd.	24,000	59,509
Mitsubishi Steel Manufacturing Co. Ltd.	6,000	29,033
Nachi-Fujikoshi Corp.	9,000	32,641
Nifco Inc.	3,000	68,418
Nihon Dempa Kogyo Co. Ltd.	900	16,237
Nihon Kohden Corp.	2,100	36,974
Nihon Unisys Ltd.	2,700	39,444
Nippon Carbon Co. Ltd.	6,000	33,640
Nippon Yakin Kogyo Co. Ltd.	3,000	16,515
Nissha Printing Co. Ltd.	900	45,214
Nissin Kogyo Co. Ltd.	1,800	30,776
NOF Corp.	12,000	53,958
Noritz Corp.	3,300	35,233
Oita Bank Ltd. (The)	12,000	77,050
Okumura Corp.	12,000	45,520
Orient Corp.[a]	7,500	12,906
OSG Corp.	3,000	27,118
Pacific Holdings Co.	45	7,698
Parco Co. Ltd.	3,000	36,999
Rengo Co. Ltd.	6,000	42,189

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
Right On Co. Ltd.	2,400	$24,714
Ringer Hut Co. Ltd.	2,400	31,531
Risa Partners Inc.[c]	6	8,293
Ryosan Co. Ltd.	3,900	81,547
Sagami Chain Co. Ltd.	3,000	30,420
Saizeriya Co. Ltd.	3,300	31,478
Sankyu Inc.	9,000	44,465
Sanyo Special Steel Co. Ltd.	6,000	30,254
Showa Corp.	4,800	32,597
Star Micronics Co. Ltd.	1,500	21,247
Sumitomo Warehouse Co. Ltd. (The)	9,000	39,136
Tadano Ltd.	3,000	26,840
Telepark Corp.	24	26,779
Toagosei Co. Ltd.	15,000	62,728
TOC Co. Ltd.	6,000	28,422
Toho Bank Ltd. (The)	27,000	115,409
Toho Pharmaceutical Co. Ltd.	1,800	33,890
Tokai Carbon Co. Ltd.	6,000	71,666
Tokai Tokyo Securities Co. Ltd.	9,000	34,889
Tokyo Dome Corp.	9,000	46,796
Tokyo Ohka Kogyo Co. Ltd.	3,600	65,182
Tokyo Tomin Bank Ltd. (The)	1,200	22,538
Toyo Tanso Co. Ltd.[c]	600	30,698
Trans Cosmos Inc.	1,500	12,990
Wacom Co. Ltd.	6	13,301
Yamanashi Chuo Bank Ltd. (The)	12,000	69,057
Yodogawa Steel Works Ltd.	12,000	63,506

		3,926,220

NETHERLANDS – 4.09%
Aalberts Industries NV	2,316	35,666
ASM International NV	1,722	47,663
BinckBank NV	1,428	13,925
Crucell NVa	1,704	27,996
CSM NV	1,998	66,743
Draka Holding NV	837	22,736
Eurocastle Investment Ltd.	2,295	17,725
Fugro NV CVA	1,080	77,109
Gemalto NVa	1,953	74,046
Hunter Douglas NV	765	45,953
Imtech NV	1,893	42,206
KAS Bank NV	2,469	98,656
Koninklijke BAM Groep NV	1,881	29,348

Security	Shares	Value
Koninklijke Boskalis Westminster NV	1,173	$63,251
Koninklijke Wessanen NV	3,030	30,020
Nutreco Holding NV	717	47,880
Oce NV	2,442	23,318
OPG Groep NV	1,854	32,977
SBM Offshore NV	2,157	48,564
USG People NV	1,128	17,195
Wavin NV	3,120	25,216
Wereldhave NV	627	67,638

		955,831

NORWAY – 3.40%
Acergy SA	2,529	42,617
Aker ASA Class A	600	29,690
Aker Yards ASA[a]	600	7,569
Awilco Offshore ASA[a]	4,200	67,667
BW Offshore Ltd.[a]	9,000	23,407
DNO International ASA[a]	20,568	33,217
Ekornes ASA	3,397	51,619
Eltek ASA[a]	6,000	36,002
Ementor ASA[a]	1,386	9,558
Fred Olsen Energy ASA	636	34,878
Frontline Ltd.	1,110	70,387
Marine Harvest ASA[a,c]	48,873	35,038
Petroleum Geo-Services ASA[a]	3,015	70,484
Prosafe Production Public Ltd.[a]	2,724	11,409
Prosafe SEa	4,086	35,860
Schibsted ASA	1,332	39,183
Sevan Marine ASA[a]	3,000	33,313
Subsea 7 Inc.[a]	2,100	49,707
Tandberg ASA	2,085	36,882
TGS-NOPEC Geophysical Co. ASA[a]	3,093	39,287
Tomra Systems ASA	5,112	35,653

		793,427

PORTUGAL – 0.56%
Banif SGPS SA	5,493	15,255
Impresa SGPS SAa	15,573	31,344
Mota-Engil SGPS SA	7,815	46,091
Sonae Industria SGPS SA	3,672	15,526
Sonae SGPS SA	22,158	23,509

		131,725

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
SINGAPORE – 1.67%
Ascendas Real Estate Investment Trust	39,000	$65,556
CapitaRetail China Trust	21,000	17,650
CDL Hospitality Trusts	24,000	25,082
CH Offshore Ltd.	54,000	23,679
China Fishery Group Ltd.	24,000	22,802
China Hongxing Sports Ltd.	99,000	34,729
Indofood Agri Resources Ltd.[a]	9,000	11,839
Jurong Technologies Industrial Corp. Ltd.	33,000	6,512
Kim Eng Holdings Ltd.	19,737	21,781
Raffles Education Corp. Ltd.	42,000	35,299
Singapore Petroleum Co. Ltd.	9,000	41,899
Straits Asia Resources Ltd.	15,000	30,476
UOB-Kay Hian Holdings Ltd.	42,000	51,875

		389,179

SPAIN – 5.29%
Abengoa SA	1,122	29,112
Banco de Valencia SA	5,644	69,832
Banco Guipuzcoano SA	3,957	49,206
Banco Pastor SA	4,866	54,891
Baron de Ley SAa	1,104	78,374
Bolsas y Mercados Espanoles	1,512	56,170
Construcciones y Auxiliar de Ferrocarriles SA	90	39,571
Ebro Puleva SA	3,618	63,337
FAES FARMA SAc	4,199	35,575
Grifols SA	3,636	109,377
Grupo Catalana Occidente SA	1,455	40,908
Grupo Empresarial ENCE SA	5,154	42,138
Iberia Lineas Aereas de Espana SA	12,678	38,177
Indra Sistemas SA	3,135	84,132
La Seda de Barcelona SA Class B	19,200	29,657
NH Hoteles SAc	4,563	53,752
Obrascon Huarte Lain SA	1,419	42,376
Parquesol Inmobiliaria y Proyectos SA	1,356	37,850
Prosegur Compania de Seguridad SA	1,275	55,940
Tecnicas Reunidas SA	450	33,996
Tubacex SA	5,256	47,400
Tubos Reunidos SA	5,904	34,820
Viscofan SA	2,691	56,598

Security	Shares	Value
Vocento SA	1,956	$20,600
Zeltia SA	5,172	30,745

		1,234,534

SWEDEN – 3.59%
Avanza Bank Holding AB	1,983	29,327
Axis Communications AB	1,200	15,169
Castellum AB	4,635	46,528
Cision AB	11,700	22,620
D. Carnegie & Co. AB	2,547	32,618
Eniro ABc	6,783	27,349
Getinge AB Class B	3,726	86,813
Hakon Invest AB	1,890	28,654
Hexagon AB Class B	3,600	59,190
Hexpol ABa	840	7,287
JM AB	1,800	21,341
Kinnevik Investment AB	4,281	64,728
Kungsleden AB	3,906	27,560
Lindab International AB	2,100	36,610
Lundin Petroleum ABa	4,674	61,788
Meda AB Class A	3,900	40,922
Modern Times Group MTG AB Class B	1,080	61,034
Nibe Industrier AB Class B	1,176	8,784
Niscayah Group AB	7,419	13,485
Q-Med AB	2,517	12,394
Ratos AB Class B	2,826	81,487
RNB RETAIL AND BRANDS AB	3,000	9,568
Trelleborg AB Class B	2,502	43,204

		838,460

SWITZERLAND – 5.21%
Actelion Ltd. Registered[a]	1,620	88,652
Bank Sarasin & Compagnie AG Class B Registered	1,200	54,618
Banque Cantonale Vaudoise Registered	84	22,443
Basler Kantonalbank	780	85,666
BKW FMB Energie AG	399	49,494
Bucher Industries AG Registered	270	62,425
Forbo Holding AG Registered[a]	90	40,534
Georg Fischer AG Registered[a]	90	32,677
Helvetia Holding AG	114	42,505
Kaba Holding AG Registered	150	40,076
Kudelski SA Bearer	1,413	18,364

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
Kuoni Reisen Holding AG Class B Registered	96	$41,634
Logitech International SA Registered[a]	3,372	90,092
Mobimo Holding AG Registered[a]	279	47,787
Panalpina Welttransport Holding AG Registered	426	35,202
PSP Swiss Property AG Registered[a]	2,298	147,243
Rieter Holding AG Registered	138	43,915
Schmolz + Bickenbach AG Registered	528	34,511
Sonova Holding AG Registered	888	64,905
Sulzer AG Registered	630	75,925
Valora Holding AG Registered	234	58,053
Vontobel Holding AG Registered	1,098	41,175

		1,217,896

UNITED KINGDOM – 21.29%
Aberdeen Asset Management PLC	13,557	38,201
Admiral Group PLC	3,540	64,900
Aggreko PLC	5,352	75,379
AMEC PLC	5,937	99,848
Amlin PLC	8,961	45,442
Aquarius Platinum Ltd.	5,058	49,997
ARM Holdings PLC	24,384	46,370
Arriva PLC	4,665	64,686
Ashtead Group PLC	19,755	26,512
Autonomy Corp. PLC[a]	3,720	78,921
AVEVA Group PLC	1,956	60,832
Babcock International Group PLC	5,010	60,042
Balfour Beatty PLC	8,220	64,643
Bellway PLC	3,021	28,560
Berkeley Group Holdings PLC (The) Units[a]	2,295	32,755
Bodycote PLC	7,521	30,281
Bovis Homes Group PLC	4,104	27,173
Britvic PLC	5,688	25,042
Brixton PLC	9,198	41,269
BSS Group PLC (The)	5,484	29,358
Carillion PLC	12,117	68,227
Carpetright PLC	2,097	23,511
Cattles PLC	14,637	34,648
Charter PLC	2,826	47,807
Chemring Group PLC	1,077	50,712
Chloride Group PLC	9,288	46,686

Security	Shares	Value
Close Brothers Group PLC	4,083	$48,326
Cookson Group PLC	3,870	47,683
CSR PLC[a]	2,814	16,054
Dairy Crest Group PLC	3,663	28,571
Dana Petroleum PLC[a]	2,004	57,204
De La Rue PLC	3,522	58,814
Debenhams PLC	23,949	19,332
Derwent London PLC	2,361	51,399
Dimension Data Holdings PLC	32,112	31,169
DS Smith PLC	10,578	23,049
easyJet PLC[a]	5,505	36,313
Enodis PLC	9,000	56,693
FirstGroup PLC	7,788	80,067
Galiform PLC	17,226	10,578
Galliford Try PLC	37,191	36,836
GAME Group PLC (The)	9,849	49,994
Go-Ahead Group PLC (The)	1,227	41,538
Greene King PLC	4,977	51,020
Halfords Group PLC	8,433	46,314
Helphire Group PLC	5,694	9,700
Henderson Group PLC	16,413	38,040
Hikma Pharmaceuticals PLC	3,402	26,703
Hiscox Ltd.	9,486	37,535
HMV Group PLC	17,235	41,225
Homeserve PLC	1,638	47,860
Hunting PLC	3,507	58,563
IG Group Holdings PLC	7,116	49,935
IMI PLC	5,262	45,811
Imperial Energy Corp. PLC[a]	1,662	34,239
Inchcape PLC	8,982	44,659
Informa PLC	8,202	70,960
Inmarsat PLC	8,124	77,406
Intermediate Capital Group PLC	2,106	56,528
Interserve PLC	3,792	29,877
Intertek Group PLC	3,477	69,771
Investec PLC	9,138	61,273
JD Wetherspoon PLC	5,715	23,915
John Wood Group PLC	6,531	54,725
Keller Group PLC	1,977	28,706
Kier Group PLC	1,191	23,805
Laird PLC	4,440	25,506
London Stock Exchange Group PLC	3,693	60,791

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
Marston’s PLC	8,712	$30,891
Meggitt PLC	12,903	50,608
Melrose PLC	6,650	20,978
Michael Page International PLC	6,966	35,705
Micro Focus International PLC	2,397	12,500
Morgan Crucible Co. PLC (The)	6,312	24,663
N Brown Group PLC	6,171	25,548
National Express Group PLC	3,042	58,873
Northern Foods PLC	16,917	17,426
Northgate PLC	2,835	19,080
Northumbrian Water Group PLC	9,048	55,383
Pendragon PLC	42,714	6,354
Pennon Group PLC	7,149	90,704
Premier Farnell PLC	11,100	37,105
Premier Foods PLC	16,779	28,834
Premier Oil PLC[a]	2,340	60,305
QinetiQ Group PLC	10,713	42,496
Randgold Resources Ltd.	1,806	91,548
Rathbone Brothers PLC	2,376	38,524
Redrow PLC	9,168	23,700
Regus Group PLC	13,956	19,075
RPS Group PLC	6,270	39,124
Savills PLC	5,457	23,565
Serco Group PLC	9,201	74,910
Shaftesbury PLC	4,665	36,964
Shanks Group PLC	7,944	35,092
SIG PLC	3,039	26,623
SOCO International PLC[a]	1,401	40,463
Spectris PLC	3,051	43,213
Spirent Communications PLC[a]	24,726	30,857
SSL International PLC	4,431	36,865
Stagecoach Group PLC	13,512	76,283
Taylor Nelson Sofres PLC	10,827	58,176
Taylor Wimpey PLC	21,699	16,871
TDG PLC	12,225	59,028
TUI Travel PLC	12,264	48,588
Tullett Prebon PLC	5,700	52,617
UK Coal PLC[a]	3,999	35,826
UNITE Group PLC	5,580	21,969
Venture Production PLC	3,375	49,473
Victrex PLC	3,369	54,123
VT Group PLC	5,208	65,716

Security	Shares	Value
W.H. Smith PLC	5,062	$36,324
W.S. Atkins PLC	2,259	39,088
Weir Group PLC (The)	4,167	73,671
Woolworths Group PLC	112,446	12,763
Workspace Group PLC	9,147	23,011

		4,971,792

TOTAL COMMON STOCKS
(Cost: $25,726,981)		22,736,662

INVESTMENT COMPANIES – 2.13%

SINGAPORE – 0.44%
Macquarie International Infrastructure Fund Ltd.	186,000	103,311

		103,311

SWITZERLAND – 0.71%
Absolute Private Equity AG Bearer[a]	4,920	91,020
BB BIOTECH AG Registered	870	75,461

		166,481

UNITED KINGDOM – 0.98%
BlackRock World Mining Trust PLC	4,410	53,594
Lowland Investment Co. PLC	2,436	34,261
SVG Capital PLC	5,022	59,639
Templeton Emerging Markets Investment Trust PLC	10,269	79,943

		227,437

TOTAL INVESTMENT COMPANIES
(Cost: $565,580)		497,229

PREFERRED STOCKS – 0.17%

GERMANY – 0.07%
ProSiebenSat.1 Media AG	2,007	17,129

		17,129

ITALY – 0.10%
Istituto Finanziario Industriale SpA[a]	1,086	22,858

		22,858

TOTAL PREFERRED STOCKS
(Cost: $70,598)		39,987

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value
RIGHTS – 0.00%

UNITED KINGDOM – 0.00%
Helphire Group PLC[b]	1,674	$–

		–

TOTAL RIGHTS
(Cost: $0)		–

WARRANTS – 0.00%

AUSTRALIA – 0.00%
Beach Petroleum Ltd., Expires 6/30/10	2,970	405

		405

TOTAL WARRANTS
(Cost: $0)		405

SHORT-TERM INVESTMENTS – 0.92%

MONEY MARKET FUNDS – 0.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[d,e]	3,907	3,907
BGI Cash Premier Fund LLC 2.60%[d,e,f]	211,096	211,096

		215,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $215,003)		215,003

TOTAL INVESTMENTS IN SECURITIES – 100.57% (Cost: $26,578,162)		23,489,286

Other Assets, Less Liabilities – (0.57)%		(132,381)

NET ASSETS – 100.00%		$23,356,905

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

AIRLINES – 0.95%
Air China Ltd. Class Ha	109,648,000	$63,380,753

		63,380,753

BANKS – 31.32%
Bank of China Ltd. Class Ha	606,001,000	278,058,711
Bank of Communications Co. Ltd. Class Ha	216,359,000	275,362,220
BOC Hong Kong (Holdings) Ltd.	106,711,000	271,077,191
China CITIC Bank Class Ha	124,333,000	79,358,946
China Construction Bank Class H	315,238,000	277,975,897
China Merchants Bank Co. Ltd. Class Ha	76,851,500	280,230,085
Industrial and Commercial Bank of China Class Ha	832,150,000	629,265,273

		2,091,328,323

COAL – 7.25%
China Coal Energy Co. Class Ha	134,123,000	242,383,197
China Shenhua Energy Co. Ltd. Class H	64,614,000	241,818,552

		484,201,749

ELECTRIC – 2.06%
Datang International Power Generation Co. Ltd. Class Ha	107,690,000	64,043,270
Huaneng Power International Inc. Class Ha	103,774,000	73,684,894

		137,728,164

ENGINEERING & CONSTRUCTION – 3.90%
China Communications Construction Co. Ltd. Class Ha	138,039,000	260,429,246

		260,429,246

HOLDING COMPANIES - DIVERSIFIED – 2.26%
China Merchants Holdings (International) Co. Ltd.	39,160,000	151,073,857

		151,073,857

Security	Shares	Value
INSURANCE – 11.47%
China Life Insurance Co. Ltd. Class Ha	126,291,000	$481,547,919
Ping An Insurance (Group) Co. of China Ltd. Class Ha	40,628,500	284,057,121

		765,605,040

MINING – 0.71%
Aluminum Corp. of China Ltd. Class Ha	46,336,000	47,629,174

		47,629,174

OIL & GAS – 17.97%
China Petroleum & Chemical Corp. Class H	270,204,000	281,900,804
CNOOC Ltd.[a]	248,666,000	374,166,278
PetroChina Co. Ltd. Class H	407,264,000	543,906,037

		1,199,973,119

TELECOMMUNICATIONS – 19.62%
China Mobile Ltd.[a]	47,971,000	644,962,402
China Netcom Group Corp. (Hong Kong) Ltd.	43,565,500	134,009,036
China Telecom Corp. Ltd. Class H	477,752,000	263,300,149
China Unicom Ltd.[a]	129,228,000	267,987,957

		1,310,259,544

TRANSPORTATION – 2.32%
China COSCO Holdings Co. Ltd. Class Ha	64,124,500	155,169,414

		155,169,414

TOTAL COMMON STOCKS
(Cost: $7,108,256,338)		6,666,778,383

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 16.69%

MONEY MARKET FUNDS – 16.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%[b,c]	3,893,472	$3,893,472
BGI Cash Premier Fund LLC 2.60%[b,c,d]	1,111,042,518	1,111,042,518

		1,114,935,990

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,114,935,990)		1,114,935,990

TOTAL INVESTMENTS IN SECURITIES – 116.52% (Cost: $8,223,192,328)		7,781,714,373

Other Assets, Less Liabilities – (16.52)%		(1,103,352,159)

NET ASSETS – 100.00%		$6,678,362,214

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

AIRLINES – 0.73%
Air China Ltd. Class H	38,000	$21,964
China Eastern Airlines Corp. Ltd. Class Ha	24,000	7,967
China Southern Airlines Co. Ltd. Class Ha	14,000	6,226

		36,157

AUTO MANUFACTURERS – 0.78%
Denway Motors Ltd.[b]	64,000	22,886
Dongfeng Motor Group Co. Ltd. Class H	30,000	13,112
Great Wall Motor Co. Ltd.	4,500	2,884

		38,882

AUTO PARTS & EQUIPMENT – 0.10%
Weichai Power Co. Ltd. Class H	1,000	5,063

		5,063

BANKS – 21.21%
Bank of China Ltd. Class H	278,000	127,558
Bank of Communications Co. Ltd. Class H	84,000	106,908
BOC Hong Kong (Holdings) Ltd.	33,500	85,100
China CITIC Bank Class H	48,000	30,637
China Construction Bank Class H	239,000	210,749
China Merchants Bank Co. Ltd. Class H	32,000	116,684
CITIC International Financial Holdings Ltd.[a]	28,000	22,824
Industrial and Commercial Bank of China (Asia) Ltd.	8,000	19,051
Industrial and Commercial Bank of China Class H	441,000	333,481

		1,052,992

BEVERAGES – 0.17%
Tsingtao Brewery Co. Ltd. Class H	4,000	8,664

		8,664

BUILDING MATERIALS – 1.34%
Anhui Conch Cement Co. Ltd. Class Ha	4,000	23,609
China National Building Material Co. Ltd. Class H	22,000	42,803

		66,412

Security	Shares	Value
CHEMICALS – 0.53%
China BlueChemical Ltd. Class H	25,000	$17,239
Sinopec Shanghai Petrochemical Co. Ltd. Class H	28,000	9,295

		26,534

COAL – 5.65%
China Coal Energy Co. Class H	48,000	86,744
China Shenhua Energy Co. Ltd. Class H	40,000	149,700
Yanzhou Coal Mining Co. Ltd. Class H	24,000	43,926

		280,370

COMMERCIAL SERVICES – 1.39%
Anhui Expressway Co. Class H	4,000	2,758
COSCO Pacific Ltd.	12,000	21,040
Jiangsu Expressway Co. Ltd. Class H	16,000	13,596
Shenzhen Expressway Co. Ltd. Class H	8,000	4,286
Shenzhen International Holdings Ltd.	140,000	13,637
Zhejiang Expressway Co. Ltd. Class H	20,000	13,893

		69,210

COMPUTERS – 1.05%
Lenovo Group Ltd.	74,000	51,975

		51,975

DIVERSIFIED FINANCIAL SERVICES – 0.38%
China Everbright Ltd.[b]	10,000	18,687

		18,687

ELECTRIC – 1.83%
China Resources Power Holdings Co. Ltd.	16,000	35,846
Datang International Power Generation Co. Ltd. Class H	38,000	22,599
Huadian Power International Corp. Ltd. Class H	14,000	3,965
Huaneng Power International Inc. Class H	40,000	28,402

		90,812

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Dongfang Electric Co. Ltd. Class H	2,000	6,844
Harbin Power Equipment Co. Ltd. Class H	8,000	12,550

		19,394

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2008

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 3.57%
Beijing Capital International Airport Co. Ltd. Class H	20,000	$16,534
China Communications Construction Co. Ltd. Class H	50,000	94,332
China Railway Construction Corp. Class Ha	19,500	30,241
China Railway Group Ltd. Class Ha	44,000	36,092

		177,199

ENVIRONMENTAL CONTROL – 0.06%
Tianjin Capital Environmental Protection Co. Ltd. Class H	12,000	3,214

		3,214

FOOD – 0.21%
China Foods Ltd.	14,000	6,226
Lianhua Supermarket Holdings Co. Ltd. Class H	3,000	4,153

		10,379

HOLDING COMPANIES - DIVERSIFIED – 3.85%
Beijing Enterprises Holdings Ltd.	4,000	15,175
China Merchants Holdings (International) Co. Ltd.	16,000	61,726
China Resources Enterprises Ltd.	14,000	35,887
CITIC Pacific Ltd.	13,000	49,986
Guangdong Investment Ltd.	22,000	8,572
Shanghai Industrial Holdings Ltd.	7,000	20,007

		191,353

INSURANCE – 10.06%
China Insurance International Holdings Co. Ltd.[b]	8,000	18,333
China Life Insurance Co. Ltd. Class H	78,000	297,414
PICC Property & Casualty Co. Ltd. Class Hb	42,000	26,377
Ping An Insurance (Group) Co. of China Ltd. Class H	22,500	157,310

		499,434

IRON & STEEL – 0.74%
Angang New Steel Co. Ltd. Class H	12,000	24,424
Maanshan Iron & Steel Co. Ltd. Class H	20,000	12,458

		36,882

Security	Shares	Value
MACHINERY – 0.22%
Shanghai Electric Group Corp. Class Ha	24,000	$10,674

		10,674

METAL FABRICATE & HARDWARE – 0.59%
Jiangxi Copper Co. Ltd. Class H	16,000	29,407

		29,407

MINING – 1.72%
Aluminum Corp. of China Ltd. Class H	34,000	34,949
China Molybdenum Co. Ltd. Class H	10,000	8,203
Zhaojin Mining Industry Co. Ltd. Class H	5,000	5,832
Zijin Mining Group Co. Ltd. Class H	46,000	36,554

		85,538

OIL & GAS – 14.33%
China Petroleum & Chemical Corp. Class H	192,000	200,311
CNOOC Ltd.	138,000	207,648
CNPC Hong Kong Ltd.	10,000	4,294
PetroChina Co. Ltd. Class H	224,000	299,155

		711,408

OIL & GAS SERVICES – 0.48%
China Oilfield Services Ltd. Class H	16,000	23,952

		23,952

PHARMACEUTICALS – 0.03%
Guangzhou Pharmaceutical Co. Ltd. Class H	2,000	1,230

		1,230

REAL ESTATE – 2.19%
Beijing North Star Co. Class H	8,000	2,235
China Overseas Land & Investment Ltd.	42,000	75,255
Guangzhou R&F Properties Co. Ltd. Class Hb	12,000	24,824
Shenzhen Investment Ltd.	18,000	6,229

		108,543

SHIPBUILDING – 0.09%
Guangzhou Shipyard International Co. Ltd. Class H	2,000	4,640

		4,640

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

July 31, 2008

Security	Shares	Value
SOFTWARE – 0.11%
Travelsky Technology Ltd. Class H	9,000	$5,456

		5,456

TELECOMMUNICATIONS – 23.44%
China Communications Services Corp. Ltd. Class H	22,000	16,862
China Mobile Ltd.	65,000	873,915
China Netcom Group Corp. (Hong Kong) Ltd.	16,000	49,217
China Telecom Corp. Ltd. Class H	196,000	108,020
China Unicom Ltd.	48,000	99,541
ZTE Corp. Class H	3,200	15,913

		1,163,468

TEXTILES – 0.09%
Weiqiao Textile Co. Ltd.	5,500	4,222

		4,222

TRANSPORTATION – 2.58%
China COSCO Holdings Co. Ltd. Class H	22,500	54,446
China Shipping Container Lines Co. Ltd. Class H	42,000	13,727
China Shipping Development Co. Ltd. Class H	14,000	43,064
Guangshen Railway Co. Ltd. Class H	20,000	10,048
Sinotrans Ltd. Class H	28,000	6,675

		127,960

TOTAL COMMON STOCKS
(Cost: $4,891,777)		4,960,111

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.01%

MONEY MARKET FUNDS – 1.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	3,778	$3,778
BGI Cash Premier Fund LLC 2.60%[c,d,e]	46,220	46,220

		49,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,998)		49,998

TOTAL INVESTMENTS IN SECURITIES – 100.92% (Cost: $4,941,775)		5,010,109

Other Assets, Less Liabilities – (0.92)%		(45,730)

NET ASSETS – 100.00%		$4,964,379

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.67%

ARGENTINA – 0.10%
Petrobras Energia Participaciones SA SP ADR	14,112	$151,140

		151,140

AUSTRALIA – 2.77%
AMP Ltd.	24,096	148,673
ASX Ltd.	4,288	139,545
Australia and New Zealand Banking Group Ltd.	8,064	123,250
BHP Billiton Ltd.	15,692	586,084
BlueScope Steel Ltd.	16,160	176,616
Brambles Ltd.	18,528	143,769
Commonwealth Bank of Australia	5,600	209,366
CSL Ltd.	5,696	185,365
Foster’s Group Ltd.	36,576	170,632
Macquarie Group Ltd.	3,168	153,244
National Australia Bank Ltd.	8,288	192,543
Newcrest Mining Ltd.	5,248	145,513
Orica Ltd.	6,016	135,121
Orica Ltd. New[a]	752	16,890
QBE Insurance Group Ltd.	6,688	142,100
Rio Tinto Ltd.	1,457	171,846
Santos Ltd.	12,864	218,996
Suncorp-Metway Ltd.	11,968	150,612
Telstra Corp. Ltd.	39,104	165,507
Wesfarmers Ltd.	5,249	169,782
Westfield Group	10,368	157,781
Westpac Banking Corp.	8,288	167,988
Woodside Petroleum Ltd.	3,872	195,929
Woolworths Ltd.	7,200	170,653

		4,237,805

AUSTRIA – 0.31%
Erste Bank der Oesterreichischen Sparkassen AG	2,880	185,358
OMV AG	1,090	75,510
Telekom Austria AG	2,052	42,390
voestalpine AG	2,688	177,614

		480,872

Security	Shares	Value
BELGIUM – 0.31%
Fortis	4,832	$68,455
Groupe Bruxelles Lambert SA	1,344	149,934
InBev	1,920	129,563
KBC Group NV	1,280	130,931

		478,883

BRAZIL – 0.61%
Companhia Siderurgica Nacional SP ADR	6,304	247,054
Companhia Vale do Rio Doce ADR	5,636	169,249
Petroleo Brasileiro SA ADR	6,400	357,824
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	1,248	164,274

		938,401

CANADA – 4.11%
Bank of Montreal	3,520	164,545
Bank of Nova Scotia	4,800	233,927
Barrick Gold Corp.	4,800	202,943
Brookfield Asset Management Inc. Class A	5,216	175,469
Cameco Corp.	4,544	161,990
Canadian Imperial Bank of Commerce	2,624	158,584
Canadian National Railway Co.	3,808	200,472
Canadian Natural Resources Ltd.	3,264	254,646
Canadian Pacific Railway Ltd.	2,304	144,456
Enbridge Inc.	4,064	178,046
EnCana Corp.	3,712	267,483
Goldcorp Inc.	4,448	165,464
Husky Energy Inc.	4,064	179,671
Imperial Oil Ltd.	2,976	146,399
Kinross Gold Corp.	7,424	135,153
Manulife Financial Corp.	4,800	176,545
Nexen Inc.	5,728	179,902
Penn West Energy Trust	5,824	174,229
Petro-Canada	3,616	166,635
Potash Corp. of Saskatchewan Inc.	1,600	328,206
Power Corp. of Canada	4,832	147,144
Research In Motion Ltd.[b]	2,784	341,610
Rogers Communications Inc. Class B	4,096	138,151
Royal Bank of Canada	5,792	266,854
Shaw Communications Inc. Class B	7,872	166,720
SNC-Lavalin Group Inc.	3,712	201,571

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Sun Life Financial Inc.	3,424	$132,880
Suncor Energy Inc.	5,248	284,826
Talisman Energy Inc.	11,168	199,392
Teck Cominco Ltd. Class B	4,960	227,457
Toronto-Dominion Bank (The)	3,840	233,234
TransCanada Corp.	4,128	159,799

		6,294,403

CHILE – 0.17%
Compania de Telecomunicaciones de Chile SA SP ADR	21,184	126,892
LAN Airlines SA SP ADR	11,872	137,834

		264,726

CHINA – 1.53%
Bank of China Ltd. Class H	320,000	146,829
China Communications Construction Co. Ltd. Class H	64,000	120,745
China Construction Bank Class H	224,000	197,523
China Life Insurance Co. Ltd. Class H	64,000	244,032
China Mobile Ltd.	32,000	430,235
China Petroleum & Chemical Corp. Class H	192,000	200,311
China Shenhua Energy Co. Ltd. Class H	32,000	119,760
CNOOC Ltd.	128,000	192,601
Industrial and Commercial Bank of China Class H	384,000	290,378
PetroChina Co. Ltd. Class H	128,000	170,946
Ping An Insurance (Group) Co. of China Ltd. Class H	32,000	223,730

		2,337,090

CZECH REPUBLIC – 0.29%
CEZ AS	1,442	120,037
Komercni Banka AS	736	188,648
Zentiva NV	2,025	140,980

		449,665

DENMARK – 0.42%
Danske Bank A/S	4,672	133,609
FLS Industries A/S Class B	1,632	158,871
Novo Nordisk A/S Class B	2,464	157,419
Vestas Wind Systems A/Sb	1,472	194,549

		644,448

Security	Shares	Value
EGYPT – 0.13%
Orascom Construction Industries Co. GDR	736	$106,720
Orascom Telecom Holding SAE GDR Reg S	1,856	96,883

		203,603

FINLAND – 0.65%
Fortum OYJ	3,872	171,693
Metso OYJ	3,168	114,675
Nokia OYJ	14,048	386,860
Sampo OYJ Class A	6,176	156,298
UPM-Kymmene OYJ	10,848	172,810

		1,002,336

FRANCE – 4.54%
Accor SA	2,176	146,193
Alcatel-Lucent[b]	28,000	168,850
ALSTOM	1,408	159,095
ArcelorMittal	4,352	388,536
AXA	5,152	152,609
BNP Paribas	3,872	385,434
Bouygues SA	2,240	145,880
Cap Gemini SA	2,912	187,417
Carrefour SA	2,816	144,683
Compagnie de Saint-Gobain	2,080	130,494
Compagnie Generale de Geophysique-Veritas[b]	3,200	126,567
Compagnie Generale des Etablissements Michelin Class B	1,728	114,747
Credit Agricole SA	8,165	175,422
Essilor International SA	2,816	139,543
France Telecom SA	8,704	276,633
GDF SUEZ	4,586	288,645
Groupe Danone	2,048	152,580
Lafarge SA	960	131,510
L’Air Liquide SA	1,256	165,142
L’Oreal SA	1,280	134,606
LVMH Moet Hennessy Louis Vuitton SA	1,504	166,492
Pernod Ricard SA	1,504	131,716
PPR SA	1,152	126,124
PSA Peugeot Citroen SA	2,144	105,507
Renault SA	1,664	139,445

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Sanofi-Aventis	4,768	$335,288
Schneider Electric SA	1,408	156,898
SES SA	6,816	167,071
Societe Generale	1,536	143,409
Technip SA	2,176	185,644
Total SA	9,568	737,467
Unibail-Rodamco	640	144,062
Vallourec SA	736	220,666
Veolia Environnement	2,016	107,260
Vinci SA	2,368	134,856
Vivendi	5,728	241,034

		6,957,525

GERMANY – 3.78%
Adidas AG	2,464	151,510
Allianz SE Registered	2,272	387,527
BASF SE	3,520	223,473
Bayer AG	3,744	323,740
Bayerische Motoren Werke AG	3,040	137,125
Commerzbank AG	5,568	180,526
Continental AG	1,568	177,002
Daimler AG Registered	5,120	298,210
Deutsche Bank AG Registered	2,688	249,918
Deutsche Boerse AG	1,088	124,787
Deutsche Post AG Registered	4,992	117,532
Deutsche Telekom AG Registered	12,288	213,868
E.ON AG	2,656	507,436
Fresenius Medical Care AG & Co. KGaA	3,136	173,357
K+S AG	2,048	254,321
Linde AG	1,280	177,504
MAN AG	1,216	122,753
Merck KGaA	1,280	155,016
METRO AG	1,888	106,783
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,088	181,299
RWE AG	2,176	261,287
SAP AG	4,864	282,768
Siemens AG Registered	4,448	546,594
ThyssenKrupp AG	3,168	177,499
Volkswagen AG	832	265,805

		5,797,640

Security	Shares	Value
GREECE – 0.14%
National Bank of Greece SA ADR	22,240	$209,056

		209,056

HONG KONG – 1.11%
Esprit Holdings Ltd.	12,800	137,560
Hang Lung Properties Ltd.	64,000	203,839
Hang Seng Bank Ltd.	9,600	189,238
Henderson Land Development Co. Ltd.	32,000	200,147
Hong Kong and China Gas Co. Ltd. (The)[c]	64,400	142,465
Li & Fung Ltd.	64,000	218,604
New World Development Co. Ltd.	64,000	120,581
Swire Pacific Ltd. Class A	32,000	344,311
Wharf Holdings Ltd. (The)	32,000	143,138

		1,699,883

HUNGARY – 0.22%
OTP Bank Rtb	3,872	182,499
Richter Gedeon Rt	704	161,987

		344,486

INDIA – 0.63%
HDFC Bank Ltd. ADR	1,728	135,095
ICICI Bank Ltd. SP ADR	3,936	116,545
Infosys Technologies Ltd. SP ADR	4,480	176,467
Reliance Industries Ltd. GDR[d]	2,144	221,904
Satyam Computer Services Ltd. ADR	7,040	150,234
Wipro Ltd. ADR	14,720	165,747

		965,992

INDONESIA – 0.24%
PT Astra International Tbk	64,000	158,681
PT Bank Central Asia Tbk	640,000	212,864

		371,545

IRELAND – 0.36%
Allied Irish Banks PLC	8,512	105,516
Anglo Irish Bank Corp. PLC	21,120	168,717
Bank of Ireland	25,760	215,027
Elan Corp. PLC[b]	3,072	64,707

		553,967

ISRAEL – 0.37%
Israel Chemicals Ltd.	12,416	233,183
Teva Pharmaceutical Industries Ltd.	7,456	337,782

		570,965

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
ITALY – 1.52%
Assicurazioni Generali SpA	3,936	$137,132
Atlantia SpA	4,768	128,104
Banco Popolare SpA	9,792	177,224
Enel SpA	11,040	102,404
Eni SpA	9,736	330,244
Finmeccanica SpA	7,456	221,264
Intesa Sanpaolo SpA	39,584	223,729
Mediobanca SpA	13,632	199,400
Saipem SpA	4,224	164,235
Telecom Italia SpA	64,448	116,945
UniCredito SpA	47,264	284,097
Unione di Banche Italiane ScpA	10,144	241,839

		2,326,617

JAPAN – 8.84%
AEON Co. Ltd.	12,800	156,321
Aisin Seiki Co. Ltd.	6,400	167,276
Astellas Pharma Inc.	6,400	277,707
Bank of Yokohama Ltd. (The)	32,000	207,836
Bridgestone Corp.	12,800	209,021
Canon Inc.	6,400	293,695
Chubu Electric Power Co. Inc.	6,400	153,657
Daiichi Sankyo Co. Ltd.	6,400	191,257
Daikin Industries Ltd.	6,400	274,747
Denso Corp.	6,400	166,684
Eisai Co. Ltd.	6,400	229,745
FUJIFILM Holdings Corp.	6,400	201,323
Fujitsu Ltd.	32,000	233,002
Haseko Corp.	32,000	35,232
Hitachi Ltd.	32,000	230,929
Honda Motor Co. Ltd.	6,400	206,652
Hoya Pentax HD Corp.	6,400	132,044
JFE Holdings Inc.	6,400	313,235
Kansai Electric Power Co. Inc. (The)	9,600	223,380
Kobe Steel Ltd.	64,000	182,375
Komatsu Ltd.	9,600	239,811
Kubota Corp.	32,000	204,284
Kyocera Corp.	3,200	275,931
Marubeni Corp.	32,000	234,778
Mitsubishi Chemical Holdings Corp.	32,000	190,961
Mitsubishi Corp.	6,400	187,704
Mitsubishi Heavy Industries Ltd.	64,000	284,221

Security	Shares	Value
Mitsubishi Motors Corp.[b]	64,000	$105,991
Mitsubishi UFJ Financial Group Inc.	51,200	459,964
Mizuho Financial Group Inc.	64	311,459
Murata Manufacturing Co. Ltd.	3,200	133,525
NEC Corp.	64,000	351,131
Nintendo Co. Ltd.	200	97,331
Nippon Oil Corp.	32,000	202,803
Nippon Steel Corp.	32,000	183,559
Nissan Motor Co. Ltd.	19,200	149,216
Nitto Denko Corp.	6,400	184,151
Nomura Holdings Inc.	12,800	186,638
NTT DoCoMo Inc.	96	155,078
ORIX Corp.	1,280	196,349
SBI SECURITIES Co. Ltd.[a]	96	81,507
Secom Co. Ltd.	3,200	147,439
Seven & I Holdings Co. Ltd.	6,400	195,994
Shin-Etsu Chemical Co. Ltd.	3,200	196,882
SoftBank Corp.	9,600	176,572
Sony Corp.	6,400	243,956
Sumitomo Chemical Co. Ltd.	32,000	211,981
Sumitomo Corp.	12,800	173,848
Sumitomo Electric Industries Ltd.	12,800	156,203
Sumitomo Metal Industries Ltd.	64,000	310,274
Sumitomo Mitsui Financial Group Inc.	32	251,062
Sumitomo Trust and Banking Co. Ltd. (The)	32,000	222,344
Suzuki Motor Corp.	6,400	140,334
T&D Holdings Inc.	4,800	303,317
Takeda Pharmaceutical Co. Ltd.	3,200	170,236
TDK Corp.	3,200	192,441
Terumo Corp.	3,200	165,203
Tokio Marine Holdings Inc.	6,400	241,588
Tokyo Electric Power Co. Inc. (The)	6,400	176,158
Tokyo Electron Ltd.	3,200	180,599
Toray Industries Inc.	32,000	160,762
Toshiba Corp.	32,000	209,021
Toyota Motor Corp.	16,000	689,827
Yamada Denki Co. Ltd.	1,920	130,742

		13,549,293

MEXICO – 0.68%
America Movil SAB de CV Series L	57,600	146,110
Cemex SAB de CV Series CPO[b]	64,145	136,691

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Fomento Economico Mexicano SAB de CV BD Units	44,800	$206,072
Grupo Televisa SA Series CPO	35,200	159,353
Telefonos de Mexico SAB de CV Series L	99,200	125,471
Telmex Internacional SAB de CV Class Lb	99,200	68,816
Wal-Mart de Mexico SAB de CV Series V	48,000	195,339

		1,037,852

NETHERLANDS – 1.41%
Aegon NV	11,904	140,005
Akzo Nobel NV	2,176	125,313
Heineken NV	2,816	131,502
ING Groep NV	9,888	324,060
Koninklijke Ahold NV	13,056	149,215
Koninklijke DSM NV	3,936	239,935
Koninklijke KPN NV	9,376	163,990
Koninklijke Philips Electronics NV	6,784	227,360
Reed Elsevier NV	9,696	161,115
TNT NV	4,512	158,819
Unilever NV	7,168	198,402
Wolters Kluwer NV	5,888	137,709

		2,157,425

NORWAY – 0.38%
DnB NOR ASA	11,456	147,968
Orkla ASA	13,632	174,480
StatoilHydro ASA	3,746	123,186
Telenor ASA	8,512	129,344

		574,978

PERU – 0.08%
Compania de Minas Buenaventura SA ADR	4,672	125,724

		125,724

PORTUGAL – 0.10%
Energias de Portugal SA	27,584	151,278

		151,278

RUSSIA – 0.96%
Comstar United Telesystems GDR Reg S	13,792	121,370
Mobile TeleSystems SP ADR	2,016	143,942

Security	Shares	Value
OAO Gazprom SP ADR	12,640	$609,248
OAO NOVATEK SP GDR Reg S	2,176	167,552
Surgutneftegaz SP ADR	17,440	156,437
Uralkali SP GDR	1,024	60,416
Vimpel-Communications SP ADR	4,384	110,608
Wimm-Bill-Dann Foods OJSC ADR[b]	1,056	102,749

		1,472,322

SINGAPORE – 0.63%
CapitaLand Ltd.	64,000	266,608
Keppel Corp. Ltd.	32,000	249,302
Oversea-Chinese Banking Corp.	19,000	117,058
Singapore Exchange Ltd.	32,000	159,497
Singapore Telecommunications Ltd.	64,000	167,449

		959,914

SOUTH AFRICA – 0.89%
FirstRand Ltd.	75,712	173,323
Gold Fields Ltd.	12,192	147,681
Impala Platinum Holdings Ltd.	4,000	134,627
MTN Group Ltd.	10,784	187,220
Naspers Ltd.	8,512	208,950
Sanlam Ltd.	68,960	166,174
Sasol Ltd.	3,232	174,792
Standard Bank Group Ltd.	13,888	172,845

		1,365,612

SOUTH KOREA – 1.40%
Kookmin Bank SP ADR	6,240	357,802
Korea Electric Power Corp. SP ADR	12,736	203,139
KT Corp. SP ADR	10,944	224,024
LG Display Co. Ltd. ADR[c]	7,392	109,845
POSCO ADR	2,592	343,829
Samsung Electronics Co. Ltd. GDR Reg S	1,600	445,600
Shinhan Financial Group Co. Ltd. ADR	2,848	266,089
SK Telecom Co. Ltd. ADR	8,960	191,027

		2,141,355

SPAIN – 1.88%
Acciona SA	576	121,909
Actividades de Construcciones y Servicios SA	3,616	178,903
Banco Bilbao Vizcaya Argentaria SA	20,160	372,108
Banco Popular Espanol SAc	16,736	183,570

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Banco Sabadell SA	19,008	$155,404
Banco Santander SA	29,536	575,123
Gamesa Corporacion Tecnologica SA	4,096	196,069
Iberdrola SA	20,448	279,479
Industria de Diseno Textil SA	3,232	156,577
Repsol YPF SA	7,008	236,398
Telefonica SA	16,352	426,836

		2,882,376

SWEDEN – 0.91%
Atlas Copco AB Class A	10,432	162,900
Hennes & Mauritz AB Class B	2,976	159,823
Nordea Bank AB	11,552	165,119
Sandvik AB	10,240	134,944
Scania AB Class B	7,424	117,156
Svenska Handelsbanken AB Class A	5,696	145,419
Telefonaktiebolaget LM Ericsson AB Class B	18,757	197,746
TeliaSonera AB	21,888	167,459
Volvo AB Class B	11,840	143,801

		1,394,367

SWITZERLAND – 2.82%
ABB Ltd. Registered[b]	12,096	321,329
Adecco SA Registered	3,136	144,471
Compagnie Financiere Richemont SA Class A Bearer Units	3,008	180,968
Credit Suisse Group AG Registered	6,048	304,420
Holcim Ltd. Registered	1,600	114,122
Julius Baer Holding AG Registered	2,176	139,115
Nestle SA Registered	20,800	914,565
Novartis AG Registered	12,480	743,679
Roche Holding AG Genusschein	3,584	664,476
Swiss Reinsurance Co. Registered	2,240	140,214
Syngenta AG Registered	576	168,870
UBS AG Registered[b]	15,904	309,278
Zurich Financial Services AG Registered	672	177,779

		4,323,286

TAIWAN – 1.12%
AU Optronics Corp. SP ADR	10,382	117,317
Chunghwa Telecom Co. Ltd. SP ADR[b]	23,744	598,111
Siliconware Precision Industries Co. SP ADR	27,213	180,422

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	52,773	$501,344
United Microelectronics Corp. SP ADR[b]	121,504	312,265

		1,709,459

THAILAND – 0.20%
Bangkok Bank PCL NVDR[b]	54,720	178,097
Kasikornbank PCL NVDR[b]	64,384	127,845

		305,942

UNITED KINGDOM – 9.20%
Anglo American PLC	6,944	401,794
AstraZeneca PLC	7,840	383,287
Aviva PLC	14,944	149,345
BAE Systems PLC	21,504	191,688
Barclays PLC[e]	43,047	288,219
BG Group PLC	16,448	373,388
BHP Billiton PLC	11,021	369,607
BP PLC	97,664	1,008,908
British American Tobacco PLC	6,784	245,654
British Energy Group PLC	15,680	226,586
British Land Co. PLC	8,896	123,795
British Sky Broadcasting Group PLC	14,752	132,742
BT Group PLC	40,960	141,098
Cadbury PLC	9,376	111,252
Carnival PLC	3,872	136,297
Centrica PLC	25,792	160,810
Compass Group PLC	26,560	192,563
Diageo PLC	10,944	190,883
Experian PLC	19,008	147,976
GlaxoSmithKline PLC	27,328	636,616
HBOS PLC	32,614	187,678
HSBC Holdings PLC	56,448	938,152
Imperial Tobacco Group PLC	4,864	182,103
International Power PLC	20,608	168,494
J Sainsbury PLC	22,656	141,594
Johnson Matthey PLC	4,096	135,581
Land Securities Group PLC	5,504	140,865
Legal & General Group PLC	68,320	132,358
Lloyds TSB Group PLC	30,432	177,985
Lonmin PLC	2,400	115,288
Man Group PLC	15,008	182,687
Marks & Spencer Group PLC	21,408	109,622

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
National Grid PLC	10,816	$143,122
Old Mutual PLC	69,280	133,257
Pearson PLC	12,832	165,350
Prudential PLC	13,920	150,555
Reckitt Benckiser PLC	2,944	161,073
Reed Elsevier PLC	14,624	167,004
Rio Tinto PLC	4,642	491,031
Rolls-Royce Group PLC[b]	20,128	142,840
Royal Bank of Scotland Group PLC	55,656	233,452
Royal Dutch Shell PLC Class A	17,568	626,060
Royal Dutch Shell PLC Class B	12,640	446,187
SABMiller PLC	7,424	154,268
Scottish & Southern Energy PLC	5,376	149,303
Shire Ltd.	9,152	150,744
Smith & Nephew PLC	12,352	132,372
Standard Chartered PLC	5,888	180,785
Standard Life PLC	41,280	186,235
Tesco PLC	39,072	278,941
Thomson Reuters PLC	2,273	61,595
3i Group PLC	9,024	161,238
Unilever PLC	7,168	197,083
Vodafone Group PLC	281,024	757,364
Wm Morrison Supermarkets PLC	28,576	146,610
Wolseley PLC	12,736	86,219
WPP Group PLC	14,208	136,150
Xstrata PLC	3,360	242,671

		14,106,424

UNITED STATES – 41.86%
Abbott Laboratories	7,392	416,465
Accenture Ltd.	4,736	197,775
ACE Ltd.	2,784	141,149
Adobe Systems Inc.[b]	4,736	195,834
AES Corp. (The)[b]	8,576	138,417
Aetna Inc.	3,168	129,920
Aflac Inc.	2,592	144,141
Air Products and Chemicals Inc.	1,728	164,523
Alcoa Inc.	5,312	179,280
Allergan Inc.	2,496	129,617
Allstate Corp. (The)	3,520	162,694
Altria Group Inc.	11,456	233,130
Amazon.com Inc.[b]	2,176	166,116
American Capital Ltd.[c]	4,768	96,886

Security	Shares	Value
American Electric Power Co. Inc.	3,808	$150,416
American Express Co.	3,584	133,038
American International Group Inc.	9,856	256,749
American Tower Corp. Class Ab	4,160	174,304
Ameriprise Financial Inc.	3,040	129,200
Amgen Inc.[b]	5,984	374,778
Anadarko Petroleum Corp.	2,784	161,221
Anheuser-Busch Companies Inc.	4,256	288,387
Apache Corp.	1,888	211,777
Apollo Group Inc. Class Ab	2,272	141,523
Apple Inc.[b]	4,800	762,960
Applied Materials Inc.	9,088	157,404
Archer-Daniels-Midland Co.	3,680	105,358
AT&T Inc.	31,040	956,342
Automatic Data Processing Inc.	4,064	173,573
Avon Products Inc.	4,128	175,027
Baker Hughes Inc.	2,368	196,331
Bank of America Corp.	20,768	683,267
Bank of New York Mellon Corp. (The)	5,568	197,664
Baxter International Inc.	3,584	245,898
BB&T Corp.	4,928	138,083
Becton, Dickinson and Co.	1,760	149,442
Bed Bath & Beyond Inc.[b]	5,600	155,848
Best Buy Co. Inc.	3,146	124,959
Biogen Idec Inc.[b]	2,592	180,818
Boeing Co. (The)	3,872	236,618
Boston Properties Inc.	1,824	175,451
Boston Scientific Corp.[b]	13,088	155,616
Bristol-Myers Squibb Co.	10,688	225,731
Burlington Northern Santa Fe Corp.	2,112	219,923
C.H. Robinson Worldwide Inc.	2,944	141,901
C.R. Bard Inc.	1,600	148,544
CA Inc.	6,944	165,684
Capital One Financial Corp.	3,360	140,650
Cardinal Health Inc.	2,656	142,707
Carnival Corp.	3,936	145,396
Caterpillar Inc.	2,848	197,993
CBS Corp. Class B	6,528	106,798
Celgene Corp.[b]	2,880	217,411
Charles Schwab Corp. (The)	8,096	185,317
Chesapeake Energy Corp.	3,808	190,971
Chevron Corp.	10,688	903,777

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Chubb Corp.	3,072	$147,579
CIGNA Corp.	3,328	123,203
Cisco Systems Inc.[b]	32,320	710,717
Citigroup Inc.	27,040	505,378
CME Group Inc.	256	92,193
Coach Inc.[b]	5,248	133,876
Coca-Cola Co. (The)	9,248	476,272
Cognizant Technology Solutions Corp.[b]	5,024	141,024
Colgate-Palmolive Co.	2,528	187,755
ConAgra Foods Inc.	7,584	164,421
ConocoPhillips	8,096	660,796
CONSOL Energy Inc.	2,112	157,112
Constellation Energy Group Inc.	1,600	133,056
Cooper Industries Ltd.	3,712	156,535
Corning Inc.	9,184	183,772
Costco Wholesale Corp.	2,496	156,449
Coventry Health Care Inc.[b]	2,944	104,129
Covidien Ltd.	3,744	184,355
CSX Corp.	3,296	222,744
CVS Caremark Corp.	7,360	268,640
Danaher Corp.	2,112	168,221
Deere & Co.	1,984	139,197
Dell Inc.[b]	13,632	334,938
Devon Energy Corp.	2,336	221,663
DIRECTV Group Inc. (The)[b]	6,496	175,522
Dominion Resources Inc.	3,840	169,651
Dover Corp.	3,872	192,167
Dow Chemical Co. (The)	5,152	171,613
Dr. Pepper Snapple Group Inc.[b]	1,762	36,421
Duke Energy Corp.	9,184	161,455
E.I. du Pont de Nemours and Co.	4,448	194,867
Eaton Corp.	2,016	143,217
eBay Inc.[b]	5,713	143,796
Edison International	3,072	148,500
El Paso Corp.	10,080	180,734
Electronic Arts Inc.[b]	3,296	142,321
Eli Lilly and Co.	5,152	242,711
EMC Corp.[b]	12,736	191,167
Emerson Electric Co.	3,040	148,048
Entergy Corp.	1,472	157,386
EOG Resources Inc.	1,632	164,065
Equity Residential	4,192	180,969

Security	Shares	Value
Exelon Corp.	2,784	$218,878
Expeditors International Washington Inc.	3,936	139,767
Express Scripts Inc.[b]	2,496	176,068
Exxon Mobil Corp.	29,600	2,380,728
FedEx Corp.	1,824	143,804
Fifth Third Bancorp	7,584	105,948
FirstEnergy Corp.	2,240	164,752
Fluor Corp.	2,624	213,462
Forest Laboratories Inc.[b]	4,000	142,040
FPL Group Inc.	2,464	159,002
Franklin Resources Inc.	1,600	160,976
Freeport-McMoRan Copper & Gold Inc.	2,112	204,336
Gap Inc. (The)	8,384	135,150
Genentech Inc.[b]	2,528	240,792
General Dynamics Corp.	1,888	168,296
General Electric Co.	51,488	1,456,596
General Growth Properties Inc.	4,480	122,797
General Mills Inc.	2,944	189,564
Genzyme Corp.[b]	2,176	166,790
Gilead Sciences Inc.[b]	4,928	266,013
Goldman Sachs Group Inc. (The)	1,952	359,246
Google Inc. Class Ab	1,216	576,080
H.J. Heinz Co.	3,968	199,908
Halliburton Co.	4,800	215,136
Hartford Financial Services Group Inc. (The)	2,176	137,937
Hess Corp.	1,760	178,464
Hewlett-Packard Co.	14,336	642,253
Home Depot Inc.	9,216	219,617
Honeywell International Inc.	3,360	170,822
Humana Inc.[b]	2,304	101,169
Illinois Tool Works Inc.	3,296	154,418
Ingersoll-Rand Co. Ltd. Class A	4,940	177,840
Intel Corp.	32,384	718,601
International Business Machines Corp.	6,496	831,358
International Game Technology Inc.	3,520	76,419
International Paper Co.	5,024	139,265
Intuit Inc.[b]	5,408	147,801
ITT Industries Inc.	2,784	186,417
J.C. Penney Co. Inc.	3,488	107,535

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
Jacobs Engineering Group Inc.[b]	2,080	$160,867
Johnson & Johnson	12,224	836,977
Johnson Controls Inc.	4,768	143,803
JPMorgan Chase & Co.	16,928	687,785
Juniper Networks Inc.[b]	6,304	164,093
Kellogg Co.	3,072	163,000
Kimberly-Clark Corp.	2,528	146,194
Kohl’s Corp.[b]	3,616	151,547
Kraft Foods Inc.	7,624	242,596
Kroger Co. (The)	6,080	171,942
L-3 Communications Holdings Inc.	1,472	145,272
Laboratory Corp. of America Holdings[b]	1,984	134,079
Legg Mason Inc.	2,304	92,966
Lincoln National Corp.	2,976	141,955
Lockheed Martin Corp.	1,760	183,621
Lowe’s Companies Inc.	8,480	172,314
Macy’s Inc.	6,528	122,792
Marathon Oil Corp.	4,256	210,544
Marriott International Inc. Class A	4,608	119,393
Marsh & McLennan Companies Inc.	6,400	180,800
MasterCard Inc. Class A	736	179,694
McDonald’s Corp.	5,408	323,344
McGraw-Hill Companies Inc. (The)	4,000	162,680
McKesson Corp.	2,752	154,084
Medco Health Solutions Inc.[b]	3,296	163,416
Medtronic Inc.	5,696	300,920
MEMC Electronic Materials Inc.[b]	2,080	96,117
Merck & Co. Inc.	11,872	390,589
MetLife Inc.	2,374	120,528
Microsoft Corp.	44,480	1,144,026
Mirant Corp.[b]	4,512	138,112
Monsanto Co.	2,624	312,545
Moody’s Corp.[c]	4,160	144,810
Morgan Stanley	5,440	214,771
Motorola Inc.	14,944	129,116
Murphy Oil Corp.	2,080	165,838
National City Corp.[c]	13,600	64,328
National Oilwell Varco Inc.[b]	2,592	203,809
Newmont Mining Corp.	3,360	161,146
News Corp. Class A	8,512	120,275
Nike Inc. Class B	2,592	152,099

Security	Shares	Value
Noble Corp.	3,360	$174,283
Noble Energy Inc.	2,112	156,013
Norfolk Southern Corp.	2,944	211,732
Northern Trust Corp.	2,176	170,098
Northrop Grumman Corp.	1,984	133,702
NRG Energy Inc.[b]	6,400	232,256
Nucor Corp.	2,592	148,314
NVIDIA Corp.[b]	7,424	84,931
Occidental Petroleum Corp.	4,288	338,023
Omnicom Group Inc.	3,488	148,903
Oracle Corp.[b]	20,768	447,135
Owens-Illinois Inc.[b]	2,944	124,355
PACCAR Inc.	3,840	161,510
Parker Hannifin Corp.	2,400	148,032
Paychex Inc.	4,864	160,123
Peabody Energy Corp.	2,880	194,832
PepsiCo Inc.	7,040	468,582
Pfizer Inc.	36,224	676,302
PG&E Corp.	4,064	156,586
Philip Morris International Inc.	11,456	591,702
PNC Financial Services Group Inc. (The)	2,496	177,940
PPL Corp.	3,328	156,283
Praxair Inc.	1,952	182,961
Precision Castparts Corp.	1,344	125,570
Principal Financial Group Inc.	2,848	121,068
Procter & Gamble Co. (The)	14,464	947,103
Progressive Corp. (The)	8,896	180,144
Prudential Financial Inc.	2,208	152,286
Public Service Enterprise Group Inc.	3,424	143,123
Public Storage	2,144	175,572
QUALCOMM Inc.	8,992	497,617
Quest Diagnostics Inc.	3,136	166,710
Questar Corp.	2,944	155,679
Raytheon Co.	2,496	142,097
Reynolds American Inc.	2,464	137,565
Safeway Inc.	5,120	136,806
Schering-Plough Corp.	9,024	190,226
Schlumberger Ltd.	6,144	624,230
Seagate Technology	7,296	109,221
Sempra Energy	2,912	163,538
Simon Property Group Inc.	1,888	174,885

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
SLM Corp.[b]	7,488	$128,269
Smith International Inc.	2,656	197,553
Southern Co. (The)	4,576	161,945
Southwestern Energy Co.[b]	6,400	232,384
Spectra Energy Corp.	7,168	194,755
Sprint Nextel Corp.	17,632	143,524
St. Jude Medical Inc.[b]	3,744	174,396
Staples Inc.	6,437	144,833
Starbucks Corp.[b]	9,088	133,503
Starwood Hotels & Resorts Worldwide Inc.	3,360	115,214
State Street Corp.	2,112	151,304
Stryker Corp.	2,336	149,948
Sun Microsystems Inc.[b]	9,760	103,749
SunTrust Banks Inc.	2,528	103,800
Symantec Corp.[b]	9,472	199,575
T. Rowe Price Group Inc.	3,264	195,350
Target Corp.	4,192	189,604
Texas Instruments Inc.	8,320	202,842
Textron Inc.	2,816	122,412
Thermo Fisher Scientific Inc.[b]	2,816	170,424
3M Co.	3,616	254,530
Time Warner Inc.	18,496	264,863
TJX Companies Inc. (The)	5,472	184,461
Transocean Inc.[b]	1,504	204,589
Travelers Companies Inc. (The)	3,360	148,243
Tyco Electronics Ltd.	4,672	154,830
Tyco International Ltd.	4,032	179,666
U.S. Bancorp	7,776	238,023
Ultra Petroleum Corp.[b]	3,200	228,416
Union Pacific Corp.	2,880	237,427
United Parcel Service Inc. Class B	2,880	181,670
United States Steel Corp.	1,504	241,181
United Technologies Corp.	3,488	223,162
UnitedHealth Group Inc.	7,008	196,785
Valero Energy Corp.	3,264	109,050
Varian Medical Systems Inc.[b]	3,040	182,400
VeriSign Inc.[b]	4,544	147,862
Verizon Communications Inc.	13,952	474,926
Viacom Inc. Class Bb	4,000	111,720
Vornado Realty Trust	1,824	173,408
Wachovia Corp.	9,408	162,476

Security	Shares	Value
Walgreen Co.	5,536	$190,106
Wal-Mart Stores Inc.	10,944	641,537
Walt Disney Co. (The)	8,800	267,080
Waste Management Inc.	4,896	174,004
Weatherford International Ltd.[b]	4,864	183,519
WellPoint Inc.[b]	3,232	169,518
Wells Fargo & Co.	15,840	479,477
Western Union Co.	7,712	213,160
Weyerhaeuser Co.	2,496	133,436
Whirlpool Corp.	1,792	135,654
Williams Companies Inc. (The)	4,800	153,840
Wm. Wrigley Jr. Co.	2,784	219,825
Wyeth	7,168	290,447
Xerox Corp.	11,168	152,332
XTO Energy Inc.	2,944	139,045
Yahoo! Inc.[b]	7,456	148,300
Yum! Brands Inc.	4,640	166,205
Zimmer Holdings Inc.[b]	2,080	143,333

		64,154,197

TOTAL COMMON STOCKS (Cost: $156,687,235)		149,692,852

PREFERRED STOCKS – 1.98%

BRAZIL – 1.79%
Banco Bradesco SA SP ADR	9,984	211,960
Banco Itau Holding Financiera SA ADR	12,746	271,490
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	5,024	231,556
Companhia de Bebidas das Americas ADR	3,232	191,399
Companhia Energetica de Minas Gerais SP ADR[c]	10,529	250,064
Companhia Vale do Rio Doce SP ADR	20,643	540,227
Gerdau SA SP ADR	13,056	284,229
Petroleo Brasileiro SA SP ADR	16,512	756,910

		2,737,835

GERMANY – 0.12%
Volkswagen AG	1,152	180,424

		180,424

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI INDEX FUND

July 31, 2008

Security	Shares	Value
ITALY – 0.07%
Telecom Italia SpA RNC	84,064	$113,782

		113,782

TOTAL PREFERRED STOCKS (Cost: $3,301,152)		3,032,041

RIGHTS – 0.02%

FRANCE – 0.02%
Suez Environnement SAb	4,806	34,568

		34,568

TOTAL RIGHTS (Cost: $34,288)		34,568

SHORT-TERM INVESTMENTS – 0.29%

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[e,f]	51,156	51,156
BGI Cash Premier Fund LLC 2.60%[e,f,g]	388,100	388,100

		439,256

TOTAL SHORT-TERM INVESTMENTS
(Cost: $439,256)		439,256

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $160,461,931)		153,198,717

Other Assets, Less Liabilities – 0.04%		65,203

NET ASSETS – 100.00%		$153,263,920

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.03%

AUSTRALIA – 5.64%
AMP Ltd.	7,090	$43,745
ASX Ltd.	930	30,265
Australia and New Zealand Banking Group Ltd.	6,750	103,167
AXA Asia Pacific Holdings Ltd.	5,035	21,310
BHP Billiton Ltd.	13,035	486,847
BlueScope Steel Ltd.	5,125	56,012
Boral Ltd.	4,800	25,237
Brambles Ltd.	5,635	43,725
Commonwealth Bank of Australia	4,675	174,784
Computershare Ltd.	3,620	29,792
Crown Ltd.	2,445	18,259
CSL Ltd.	2,305	75,012
Fortescue Metals Group Ltd.[a]	4,660	38,132
Foster’s Group Ltd.	5,115	23,862
Insurance Australia Group Ltd.	10,725	39,442
Macquarie Group Ltd.	1,295	62,642
National Australia Bank Ltd.	5,645	131,142
Newcrest Mining Ltd.	1,525	42,284
OneSteel Ltd.	6,375	40,653
Orica Ltd.	1,970	44,247
Orica Ltd. New[b]	147	3,302
Origin Energy Ltd.	9,020	134,468
Qantas Airways Ltd.	10,310	32,194
QBE Insurance Group Ltd.	4,585	97,418
Rio Tinto Ltd.	835	98,484
Santos Ltd.	5,635	95,930
Sonic Healthcare Ltd.	2,105	27,480
Suncorp-Metway Ltd.	5,675	71,417
Tabcorp Holdings Ltd.	2,050	16,736
Telstra Corp. Ltd.	8,830	37,373
Wesfarmers Ltd.	2,265	73,263
Wesfarmers Ltd. Partially Protected	780	25,251
Westfield Group	4,530	68,938
Westpac Banking Corp.	6,565	133,065
Woodside Petroleum Ltd.	3,265	165,214
Woolworths Ltd.	4,835	114,598

		2,725,690

Security	Shares	Value
AUSTRIA – 0.32%
OMV AG	641	$44,405
Raiffeisen International Bank Holding AG	180	22,524
Vienna Insurance Group	315	21,060
voestalpine AG	1,005	66,407

		154,396

BELGIUM – 0.80%
Delhaize Group	315	17,344
Fortis	10,805	153,075
Groupe Bruxelles Lambert SA	635	70,839
InBev	455	30,704
KBC Ancora SCA	250	20,119
KBC Group NV	440	45,008
Solvay SA	246	29,570
UCB SA	545	18,712

		385,371

BRAZIL – 0.32%
Companhia Vale do Rio Doce ADR	5,180	155,555

		155,555

CANADA – 6.90%
Addax Petroleum Corp.	615	23,981
Agnico-Eagle Mines Ltd.	380	20,787
Agrium Inc.	470	41,237
ARC Energy Trust	1,890	54,090
Bank of Montreal	1,360	63,574
Bank of Nova Scotia	3,150	153,515
Barrick Gold Corp.	2,630	111,196
BCE Inc.	271	10,290
Cameco Corp.	1,210	43,135
Canadian Imperial Bank of Commerce	1,000	60,436
Canadian National Railway Co.	1,165	61,331
Canadian Natural Resources Ltd.	1,795	140,040
Canadian Oil Sands Trust	1,290	64,704
Canadian Pacific Railway Ltd.	360	22,571
Enbridge Inc.	1,280	56,078
EnCana Corp.	1,602	115,438
Enerplus Resources Fund	1,130	46,267
Fairfax Financial Holdings Ltd.	36	9,208
Finning International Inc.	960	25,602
First Quantum Minerals Ltd.	320	21,995
Goldcorp Inc.	2,015	74,957

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Great-West Lifeco Inc.	1,490	$43,339
Harvest Energy Trust	1,120	21,875
Husky Energy Inc.	1,300	57,474
Imperial Oil Ltd.	1,280	62,967
Kinross Gold Corp.	1,500	27,307
Magna International Inc. Class A	345	20,299
Manulife Financial Corp.	6,485	238,520
Nexen Inc.	1,745	54,806
Niko Resources Ltd.	280	23,084
OPTI Canada Inc.[a]	1,535	29,097
Penn West Energy Trust	2,130	63,720
Petro-Canada	1,960	90,322
Potash Corp. of Saskatchewan Inc.	1,065	218,462
Power Corp. of Canada	1,360	41,415
Power Financial Corp.	1,110	36,583
Provident Energy Trust	4,580	46,713
Research In Motion Ltd.[a]	1,480	181,603
Ritchie Bros. Auctioneers Inc.	870	22,735
Rogers Communications Inc. Class B	1,250	42,160
Royal Bank of Canada	3,940	181,527
Shoppers Drug Mart Corp.	505	26,768
SNC-Lavalin Group Inc.	575	31,224
Sun Life Financial Inc.	2,550	98,962
Suncor Energy Inc.	3,260	176,931
Talisman Energy Inc.	4,520	80,699
TELUS Corp. NVS	585	20,535
Toronto-Dominion Bank (The)	1,170	71,064
TransCanada Corp.	2,200	85,164
Yamana Gold Inc.	1,660	20,492

		3,336,279

CHINA – 2.84%
Air China Ltd. Class Hc	30,000	17,341
Angang New Steel Co. Ltd. Class H	10,000	20,353
Bank of China Ltd. Class H	100,000	45,884
Bank of Communications Co. Ltd. Class H	25,000	31,818
China Construction Bank Class H	105,000	92,589
China High Speed Transmission Equipment Group Co. Ltd.	15,000	28,453
China Life Insurance Co. Ltd. Class H	30,000	114,390
China Merchants Holdings (International) Co. Ltd.	10,000	38,579

Security	Shares	Value
China Mobile Ltd.	20,000	$268,897
China Resources Enterprises Ltd.	20,000	51,267
China Shenhua Energy Co. Ltd. Class H	20,000	74,850
China Shipping Development Co. Ltd. Class H	20,000	61,521
CNOOC Ltd.	85,000	127,899
Fosun International Ltd.	32,500	22,577
GOME Electrical Appliances Holdings Ltd.	40,000	16,867
Industrial and Commercial Bank of China Class H	160,000	120,991
Jiangxi Copper Co. Ltd. Class H	15,000	27,569
Lenovo Group Ltd.	50,000	35,118
Maanshan Iron & Steel Co. Ltd. Class H	50,000	31,145
Ping An Insurance (Group) Co. of China Ltd. Class H	7,500	52,437
Sinofert Holdings Ltd.	30,000	21,686
Sinopec Shanghai Petrochemical Co. Ltd. Class H	60,000	19,917
Yanzhou Coal Mining Co. Ltd. Class H	20,000	36,605
Zijin Mining Group Co. Ltd. Class H	20,000	15,893

		1,374,646

CZECH REPUBLIC – 0.85%
Central European Media Enterprises Ltd. Class Aa	260	21,525
CEZ AS	2,865	238,493
Komercni Banka AS	335	85,866
Zentiva NV	920	64,050

		409,934

DENMARK – 1.07%
Coloplast A/S Class B	300	25,377
Danske Bank A/S	1,810	51,762
FLS Industries A/S Class B	270	26,284
Novo Nordisk A/S Class B	2,350	150,135
Novozymes A/S Class B	395	37,502
Rockwool International A/S Class B	250	29,173
Topdanmark A/Sa	150	21,927
Trygvesta A/S	475	34,866

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Vestas Wind Systems A/Sa	890	$117,628
William Demant Holding A/Sa	370	22,555

		517,209

EGYPT – 0.41%
Orascom Construction Industries Co. GDR	930	134,850
Orascom Telecom Holding SAE GDR Reg S	1,250	65,250

		200,100

FINLAND – 1.25%
Cargotec Corp. Class B	590	19,525
Fortum OYJ	955	42,347
Kone OYJ Class B	630	19,158
Neste Oil OYJ	1,250	30,425
Nokia OYJ	13,840	381,132
Nokian Renkaat OYJ	745	32,407
Rautaruukki OYJ	750	28,506
Sampo OYJ Class A	1,935	48,970

		602,470

FRANCE – 7.40%
Aeroports de Paris	205	17,867
ALSTOM	210	23,729
ArcelorMittal	3,615	322,738
AXA	6,930	205,276
BNP Paribas	2,650	263,791
Bouygues SA	635	41,354
Cap Gemini SA	465	29,928
Carrefour SA	2,035	104,556
Casino Guichard-Perrachon SA	215	21,570
CNP Assurances SA	250	27,987
Compagnie de Saint-Gobain	1,290	80,932
Compagnie Generale de Geophysique-Veritas[a]	475	18,787
Compagnie Generale des Etablissements Michelin Class B	700	46,483
Credit Agricole SA	2,965	63,702
Electricite de France	360	31,427
Essilor International SA	790	39,147
France Telecom SA	5,980	190,058
GDF SUEZ	3,860	242,950
Groupe Danone	1,060	78,972
L’Air Liquide SA	1,205	158,436
Legrand SA	1,290	33,129

Security	Shares	Value
L’Oreal SA	925	$97,274
LVMH Moet Hennessy Louis Vuitton SA	390	43,173
Neopost SA	240	24,007
Pernod Ricard SA	250	21,894
PPR SA	310	33,940
Publicis Groupe SA	690	22,673
Renault SA	215	18,017
Sanofi-Aventis	3,760	264,405
SCOR SE	1,235	29,520
Societe Generale	1,525	142,382
Sodexo	455	29,859
STMicroelectronics NV	4,645	51,761
Technip SA	375	31,993
Total SA	4,615	355,707
Unibail-Rodamco	90	20,259
Valeo SA	675	21,959
Vallourec SA	250	74,954
Veolia Environnement	1,220	64,910
Vinci SA	1,460	83,146
Vivendi	2,465	103,727

		3,578,379

GERMANY – 7.29%
Allianz SE Registered	1,695	289,110
BASF SE	5,180	328,860
Bilfinger Berger AG	390	26,445
Celesio AG	635	20,796
Commerzbank AG	2,970	96,293
Continental AG	965	108,933
Daimler AG Registered	2,625	152,891
Deutsche Bank AG Registered	2,260	210,124
Deutsche Boerse AG	745	85,447
Deutsche Postbank AG	290	20,592
Deutsche Telekom AG Registered	10,710	186,403
E.ON AG	2,010	384,016
Fresenius Medical Care AG & Co. KGaA	875	48,370
GEA Group AG	1,730	57,197
HeidelbergCement AG	150	17,941
Hochtief AG	420	32,818
Infineon Technologies AGa	4,650	35,514
K+S AG	680	84,443

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Linde AG	770	$106,780
Merck KGaA	295	35,726
METRO AG	825	46,661
Muenchener Rueckversicherungs- Gesellschaft AG Registered	825	137,474
Q-Cells AGa	470	46,192
RWE AG	1,310	157,301
Salzgitter AG	265	43,687
SAP AG	3,535	205,507
Siemens AG Registered	2,875	353,295
ThyssenKrupp AG	2,630	147,355
TUI AG	1,380	31,823
Wacker Chemie AG	135	28,077

		3,526,071

HONG KONG – 2.07%
Bank of East Asia Ltd.	6,000	29,222
Belle International Holdings Ltd.	20,000	20,661
BOC Hong Kong (Holdings) Ltd.	20,000	50,806
Cathay Pacific Airways Ltd.	15,000	28,953
Cheung Kong (Holdings) Ltd.	5,000	70,621
Cheung Kong Infrastructure Holdings Ltd.	5,000	22,109
CLP Holdings Ltd.	5,000	41,078
Esprit Holdings Ltd.	5,000	53,734
Hang Seng Bank Ltd.	3,000	59,137
Henderson Land Development Co. Ltd.	5,000	31,273
Hong Kong Aircraft Engineering Co. Ltd.	2,000	27,684
Hong Kong and China Gas Co. Ltd. (The)	15,300	33,846
Hong Kong Exchanges and Clearing Ltd.	2,500	37,265
Hongkong Electric Holdings Ltd.	7,500	43,641
Hutchison Whampoa Ltd.	5,000	47,070
Kingboard Chemical Holdings Co. Ltd.	5,000	24,032
Li & Fung Ltd.	10,000	34,157
MTR Corp. Ltd.	7,500	24,512
New World Development Co. Ltd.	10,000	18,841
Noble Group Ltd.	21,600	34,098
Orient Overseas International Ltd.	5,000	21,917
Pacific Basin Shipping Ltd.	20,000	28,402

Security	Shares	Value
PCCW Ltd.	45,000	$28,549
Shangri-La Asia Ltd.	10,000	21,507
Sun Hung Kai Properties Ltd.	5,000	74,978
Swire Pacific Ltd. Class A	2,500	26,899
Tencent Holdings Ltd.	5,000	44,570
Wharf Holdings Ltd. (The)	5,000	22,365

		1,001,927

HUNGARY – 0.31%
MOL Magyar Olaj-es Gazipari Rt	720	99,971
OTP Bank Rta	585	27,573
Richter Gedeon Rt	100	23,010

		150,554

INDIA – 1.59%
HDFC Bank Ltd. ADR	1,880	146,978
ICICI Bank Ltd. SP ADR	4,470	132,357
Infosys Technologies Ltd. SP ADR	4,200	165,438
Satyam Computer Services Ltd. ADR	7,000	149,380
Tata Communications Ltd. ADR	2,155	44,177
Wipro Ltd. ADR	11,470	129,152

		767,482

INDONESIA – 0.52%
PT Bank Central Asia Tbk	75,000	24,945
PT Bank Mandiri Tbk	72,500	23,715
PT Bank Rakyat Indonesia Tbk	32,500	21,798
PT Bumi Resources Tbk	67,500	50,096
PT Indosat Tbk	32,500	23,227
PT Perusahaan Gas Negara Tbk	17,500	23,474
PT Semen Gresik (Persero) Tbk	40,000	18,032
PT Telekomunikasi Indonesia Tbk	52,500	44,447
PT United Tractors Tbk	17,500	21,935

		251,669

IRELAND – 0.56%
Allied Irish Banks PLC	3,970	49,213
Anglo Irish Bank Corp. PLC	6,862	54,817
Bank of Ireland	6,462	53,940
CRH PLC	3,030	78,005
Elan Corp. PLC[a]	1,565	32,964

		268,939

ITALY – 2.62%
Alleanza Assicurazioni SpA	2,390	23,381
Assicurazioni Generali SpA	4,585	159,743

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Banco Popolare SpA	1,265	$22,895
Enel SpA	7,565	70,171
Eni SpA	13,210	448,081
Fondiaria-Sai SpA	605	20,134
IFIL Investments SpA	1,606	11,038
Intesa Sanpaolo SpA	24,365	137,711
Luxottica Group SpA	596	14,627
Mediobanca SpA	3,220	47,100
Mediolanum SpA	3,930	16,663
Saipem SpA	725	28,189
Telecom Italia SpA	32,230	58,484
UniCredito SpA	30,265	181,919
Unione di Banche Italiane ScpA	1,015	24,198

		1,264,334

JAPAN – 15.45%
Advantest Corp.	1,000	20,632
AEON Co. Ltd.	2,000	24,425
AIFUL Corp.	4,500	47,130
Aisin Seiki Co. Ltd.	1,000	26,137
All Nippon Airways Co. Ltd.	5,000	18,319
Alps Electric Co. Ltd.	2,000	20,613
Amada Co. Ltd.	5,000	34,371
Asahi Glass Co. Ltd.	5,000	55,466
Asahi Kasei Corp.	5,000	25,628
Astellas Pharma Inc.	2,000	86,784
Bridgestone Corp.	2,500	40,824
Canon Inc.	4,000	183,559
Canon Marketing Japan Inc.	1,500	22,163
Casio Computer Co. Ltd.	3,000	37,165
Chubu Electric Power Co. Inc.	1,000	24,009
Chugai Pharmaceutical Co. Ltd.	2,000	31,919
Citizen Watch Co. Ltd.	2,500	17,741
Cosmo Oil Co. Ltd.	10,000	30,994
Credit Saison Co. Ltd.	1,000	21,141
Daido Steel Co. Ltd.	5,000	26,229
Daiichi Sankyo Co. Ltd.	2,500	74,710
Daikin Industries Ltd.	1,000	42,929
Dainippon Pharmaceutical Co. Ltd.	5,000	41,680
Daiwa Securities Group Inc.	5,000	43,762
Denso Corp.	2,500	65,111
Eisai Co. Ltd.	1,000	35,898
Fanuc Ltd.	1,000	79,752

Security	Shares	Value
FUJIFILM Holdings Corp.	2,500	$78,642
Fujitsu Ltd.	15,000	109,220
Hino Motors Ltd.	5,000	26,368
Hitachi Construction Machinery Co. Ltd.	1,000	26,646
Hitachi High-Technologies Corp.	1,500	29,283
Hitachi Ltd.	15,000	108,248
Honda Motor Co. Ltd.	4,000	129,158
Hoya Pentax HD Corp.	2,000	41,264
IBIDEN Co. Ltd.	500	14,896
Idemitsu Kosan Co. Ltd.	500	43,808
IHI Corp.	15,000	29,005
ITOCHU Corp.	10,000	99,921
Japan Airlines Corp.[a]	10,000	20,447
Japan Petroleum Exploration Co. Ltd.	500	31,179
JFE Holdings Inc.	2,500	122,357
JSR Corp.	1,000	17,949
JTEKT Corp.	2,000	30,050
Kansai Electric Power Co. Inc. (The)	1,000	23,269
Kawasaki Heavy Industries Ltd.	10,000	25,998
Kawasaki Kisen Kaisha Ltd.	5,000	39,969
Kobe Steel Ltd.	15,000	42,744
Komatsu Ltd.	1,200	29,976
Konica Minolta Holdings Inc.	2,500	41,079
Kubota Corp.	5,000	31,919
Kuraray Co. Ltd.	2,500	27,131
Kurita Water Industries Ltd.	1,000	31,919
Kyocera Corp.	1,000	86,228
Mabuchi Motor Co. Ltd.	500	26,044
Marubeni Corp.	10,000	73,368
Matsushita Electric Industrial Co. Ltd.	5,000	106,860
Matsushita Electric Works Ltd.	5,000	44,641
Minebea Co. Ltd.	5,000	26,646
Mitsubishi Chemical Holdings Corp.	5,000	29,838
Mitsubishi Corp.	5,500	161,308
Mitsubishi Electric Corp.	20,000	198,177
Mitsubishi Estate Co. Ltd.	5,000	121,664
Mitsubishi Gas Chemical Co. Inc.	5,000	33,353
Mitsubishi Heavy Industries Ltd.	15,000	66,614
Mitsubishi UFJ Financial Group Inc.	27,000	242,559
Mitsui Chemicals Inc.	5,000	24,101
Mitsui O.S.K. Lines Ltd.	5,000	65,226

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Mitsumi Electric Co. Ltd.	1,000	$19,660
Mizuho Financial Group Inc.	30	145,996
Murata Manufacturing Co. Ltd.	1,000	41,726
NEC Corp.	25,000	137,161
Nidec Corp.	500	35,666
Nintendo Co. Ltd.	500	243,327
Nippon Mining Holdings Inc.	5,000	30,254
Nippon Steel Corp.	25,000	143,406
Nippon Telegraph and Telephone Corp.	15	76,745
Nishi-Nippon City Bank Ltd. (The)	10,000	29,144
Nisshin Steel Co. Ltd.	10,000	31,179
Nitto Denko Corp.	500	14,387
Nomura Holdings Inc.	6,500	94,777
NSK Ltd.	5,000	41,449
NTN Corp.	5,000	31,225
NTT DoCoMo Inc.	35	56,539
Omron Corp.	1,500	26,368
Ono Pharmaceutical Co. Ltd.	500	27,525
ORIX Corp.	350	53,689
Ricoh Co. Ltd.	5,000	81,602
Rohm Co. Ltd.	500	28,589
Santen Pharmaceutical Co. Ltd.	1,500	40,940
SANYO Electric Co. Ltd.[a]	20,000	44,780
Secom Co. Ltd.	500	23,037
Seiko Epson Corp.	1,000	27,155
Seven & I Holdings Co. Ltd.	2,500	76,560
Sharp Corp.	5,000	69,667
Shin-Etsu Chemical Co. Ltd.	1,500	92,288
Showa Shell Sekiyu K.K.	4,000	44,261
SMC Corp.	500	49,961
SoftBank Corp.	2,500	45,982
Sompo Japan Insurance Inc.	5,000	49,776
Sony Corp.	3,000	114,354
Stanley Electric Co. Ltd.	1,000	20,586
Sumitomo Chemical Co. Ltd.	5,000	33,122
Sumitomo Corp.	5,500	74,700
Sumitomo Heavy Industries Ltd.	5,000	31,549
Sumitomo Metal Industries Ltd.	15,000	72,721
Sumitomo Mitsui Financial Group Inc.	15	117,685
T&D Holdings Inc.	750	47,393
Taiyo Nippon Sanso Corp.	5,000	41,356
Takeda Pharmaceutical Co. Ltd.	3,000	159,597

Security	Shares	Value
Takefuji Corp.	2,660	$36,669
TDK Corp.	500	30,069
Terumo Corp.	500	25,813
THK Co. Ltd.	1,500	26,840
Tokio Marine Holdings Inc.	2,500	94,370
Tokyo Electric Power Co. Inc. (The)	2,500	68,812
Tokyo Electron Ltd.	1,000	56,437
TonenGeneral Sekiyu K.K.	5,000	42,374
Toray Industries Inc.	5,000	25,119
Toshiba Corp.	15,000	97,978
Toyo Seikan Kaisha Ltd.	4,000	72,424
Toyota Industries Corp.	1,000	28,959
Toyota Motor Corp.	8,000	344,914
Toyota Tsusho Corp.	1,000	19,799
Ube Industries Ltd.	10,000	36,083
Ushio Inc.	1,000	15,479
Yahoo! Japan Corp.	50	19,036
Yokogawa Electric Corp.	2,500	21,141

		7,468,363

MEXICO – 1.61%
America Movil SAB de CV Series L	73,000	185,174
Cemex SAB de CV Series CPO[a]	45,626	97,228
Controladora Comercial Mexicana SA de CV BC Units	9,500	28,283
Empresas ICA SAB de CVa	4,000	21,250
Fomento Economico Mexicano SAB de CV BD Units	13,000	59,798
Grupo Carso SA de CV Series A1	6,500	28,402
Grupo Financiero Banorte SAB de CV Series O	7,000	30,322
Grupo Mexico SA de CV Series B	24,000	42,580
Grupo Modelo SAB de CV Series C	7,000	36,664
Kimberly-Clark de Mexico SAB de CV Series A	6,500	28,014
Telefonos de Mexico SAB de CV Series L	50,000	63,241
Telmex Internacional SAB de CV Class La	50,000	34,686
Wal-Mart de Mexico SAB de CV Series V	30,500	124,122

		779,764

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
NETHERLANDS – 1.68%
Aegon NV	6,275	$73,801
Akzo Nobel NV	1,500	86,383
ASML Holding NV	2,050	47,498
Heineken NV	600	28,019
ING Groep NV	7,590	248,747
Koninklijke Ahold NV	4,250	48,573
Koninklijke DSM NV	1,000	60,959
Koninklijke KPN NV	5,295	92,612
Koninklijke Philips Electronics NV	3,075	103,056
TNT NV	670	23,584

		813,232

NORWAY – 0.49%
Renewable Energy Corp. ASA[a]	1,005	29,662
StatoilHydro ASA	4,625	152,091
Telenor ASA	1,255	19,070
Yara International ASA	525	37,843

		238,666

PHILIPPINE ISLANDS – 0.04%
Philippine Long Distance Telephone Co.	350	19,812

		19,812

PORTUGAL – 0.29%
Banco BPI SA Registered	11,650	44,170
Banco Comercial Portugues SA Registered	42,875	76,596
CIMPOR - Cimentos de Portugal SGPS SA	2,645	17,539

		138,305

RUSSIA – 2.48%
JSC MMC Norilsk Nickel ADR	2,665	58,150
LUKOIL SP ADR	4,615	386,276
Novolipetsk Steel GDR Reg S	790	35,155
OAO Gazprom SP ADR	11,255	542,491
OAO NOVATEK SP GDR Reg S	925	71,225
Polyus Gold SP ADR	990	20,444
Surgutneftegaz SP ADR	9,375	84,094

		1,197,835

SINGAPORE – 1.48%
CapitaLand Ltd.	5,000	20,829
COSCO Corp. (Singapore) Ltd.	10,000	22,364

Security	Shares	Value
DBS Group Holdings Ltd.	5,000	$70,160
Keppel Corp. Ltd.	5,000	38,953
Neptune Orient Lines Ltd.	15,000	31,134
Oversea-Chinese Banking Corp.	15,000	92,414
SembCorp Marine Ltd.	20,000	61,244
Singapore Airlines Ltd.	10,000	110,356
Singapore Exchange Ltd.	5,000	24,921
Singapore Telecommunications Ltd.	50,000	130,819
United Overseas Bank Ltd.	5,000	71,183
Venture Corp. Ltd.	5,000	39,830

		714,207

SOUTH AFRICA – 1.18%
African Bank Investments Ltd.	7,680	29,180
Anglo Platinum Ltd.	330	43,601
AngloGold Ashanti Ltd.[c]	1,190	39,307
ArcelorMittal South Africa Ltd.	3,245	87,081
FirstRand Ltd.	16,320	37,360
Gold Fields Ltd.	3,110	37,671
Harmony Gold Mining Co. Ltd.[a]	2,555	28,073
Impala Platinum Holdings Ltd.	1,850	62,265
Kumba Iron Ore Ltd.	1,185	41,535
Sasol Ltd.	3,055	165,220

		571,293

SOUTH KOREA – 1.82%
Kookmin Bank SP ADR	2,325	133,316
Korea Electric Power Corp. SP ADR	2,550	40,673
KT Corp. SP ADR	1,135	23,233
LG Display Co. Ltd. ADR[c]	1,285	19,095
POSCO ADR	1,120	148,568
Samsung Electronics Co. Ltd. GDR Reg S	1,500	417,750
Shinhan Financial Group Co. Ltd. ADR	770	71,941
SK Telecom Co. Ltd. ADR	1,270	27,076

		881,652

SPAIN – 3.72%
Abertis Infraestructuras SA	870	18,542
Acciona SA	220	46,563
Acerinox SA	2,235	44,426
Actividades de Construcciones y Servicios SA	903	44,676
Banco Bilbao Vizcaya Argentaria SA	11,470	211,710
Banco Popular Espanol SAc	2,115	23,199

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
Banco Santander SA	19,150	$372,887
Fomento de Construcciones y Contratas SA	475	25,146
Gamesa Corporacion Tecnologica SA	3,190	152,700
Gas Natural SDG SA	270	13,198
Grupo Ferrovial SA	410	20,925
Iberdrola SA	10,895	148,911
Indra Sistemas SA	990	26,568
Industria de Diseno Textil SA	1,105	53,533
Repsol YPF SA	6,340	213,865
Telefonica SA	13,130	342,732
Zardoya Otis SAc	1,875	38,675
Zardoya Otis SA Temporary[b]	75	1,547

		1,799,803

SWEDEN – 1.81%
Alfa Laval AB	2,800	43,955
Assa Abloy AB Class B	1,550	21,323
Electrolux AB Class B	1,635	19,858
Getinge AB Class B	1,280	29,823
Hennes & Mauritz AB Class B	1,825	98,010
Husqvarna AB Class B	2,530	21,112
Investor AB Class B	4,875	106,938
Millicom International Cellular SA SDR	230	16,970
Nordea Bank AB	7,165	102,413
Sandvik AB	7,315	96,398
Scania AB Class B	4,255	67,147
Securitas AB Class B	2,095	24,406
Skandinaviska Enskilda Banken AB Class A	1,350	27,996
Skanska AB Class B	2,235	29,084
SSAB Svenskt Stal AB Class A	1,075	29,843
SSAB Svenskt Stal AB Class B	1,510	36,866
Svenska Handelsbanken AB Class A	935	23,871
Tele2 AB Class B	1,255	22,086
TeliaSonera AB	7,600	58,146

		876,245

SWITZERLAND – 4.81%
ABB Ltd. Registered[a]	8,740	232,177
Compagnie Financiere Richemont SA Class A Bearer Units	1,565	94,154
Credit Suisse Group AG Registered	2,920	146,975

Security	Shares	Value
Kuehne & Nagel International AG Registered	425	$35,687
Logitech International SA Registered[a]	830	22,176
Nestle SA Registered	10,300	452,886
Novartis AG Registered	7,385	440,070
Roche Holding AG Genusschein	2,180	404,174
Swiss Life Holding AG Registered[a]	90	23,273
Swiss Reinsurance Co. Registered	935	58,527
Syngenta AG Registered	295	86,487
Synthes Inc.	155	21,520
UBS AG Registered[a]	10,885	211,676
Zurich Financial Services AG Registered	370	97,884

		2,327,666

TAIWAN – 0.94%
AU Optronics Corp. SP ADR	5,386	60,862
Chunghwa Telecom Co. Ltd. SP ADR[a]	6,585	165,876
Siliconware Precision Industries Co. SP ADR	1,600	10,608
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	20,752	197,144
United Microelectronics Corp. SP ADR[a]	6,875	17,669

		452,159

THAILAND – 0.15%
Bangkok Bank PCL NVDR[a]	6,930	22,555
Kasikornbank PCL NVDR[a]	9,630	19,122
Siam Cement PCL NVDR[a]	6,500	33,189

		74,866

TURKEY – 0.34%
Migros Turk TAS	1,600	28,278
Tupras-Turkiye Petrol Rafinerileri AS	1,975	54,326
Turk Sise ve Cam Fabrikalari ASa,c	58,125	81,075

		163,679

UNITED KINGDOM – 15.98%
AMEC PLC	1,865	31,365
Anglo American PLC	4,340	251,121
AstraZeneca PLC	5,885	287,709
Aviva PLC	10,475	104,683
Barclays PLC[d]	25,107	168,102
BG Group PLC	15,285	346,987
BHP Billiton PLC	6,780	227,378

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
BP PLC	72,420	$748,127
British American Tobacco PLC	5,370	194,452
British Energy Group PLC	3,030	43,786
British Land Co. PLC	1,260	17,534
BT Group PLC	28,350	97,660
Bunzl PLC	4,595	57,526
Cadbury PLC	3,875	45,979
Capita Group PLC	3,585	48,859
Carnival PLC	600	21,120
Carphone Warehouse Group PLC (The)	3,920	14,684
Centrica PLC	11,075	69,051
Compass Group PLC	7,330	53,143
Diageo PLC	9,535	166,308
Enterprise Inns PLC	2,880	17,685
Experian PLC	4,380	34,098
Friends Provident PLC	9,330	15,599
G4S PLC	5,905	22,576
GKN PLC	4,915	20,762
GlaxoSmithKline PLC	21,455	499,802
Hays PLC	12,655	20,117
HBOS PLC	17,162	98,759
Home Retail Group PLC	4,565	19,646
HSBC Holdings PLC	40,165	667,532
ICAP PLC	2,375	23,641
IMI PLC	6,110	53,194
Imperial Tobacco Group PLC	3,756	140,621
Inchcape PLC	4,145	20,609
InterContinental Hotels Group PLC	1,645	21,702
International Power PLC	4,500	36,793
Invensys PLC[a]	5,745	32,206
J Sainsbury PLC	5,935	37,092
Johnson Matthey PLC	1,620	53,623
Kingfisher PLC	9,660	22,656
Land Securities Group PLC	1,265	32,375
Legal & General Group PLC	30,925	59,912
Lloyds TSB Group PLC	17,855	104,427
Man Group PLC	6,685	81,374
Marks & Spencer Group PLC	6,425	32,900
National Grid PLC	8,940	118,298
Next PLC	900	17,017
Old Mutual PLC	18,290	35,180
Prudential PLC	8,860	95,827

Security	Shares	Value
Reckitt Benckiser PLC	2,290	$125,292
Rexam PLC	18,720	141,006
Rio Tinto PLC	3,045	322,100
Royal Bank of Scotland Group PLC	53,900	226,087
SABMiller PLC	2,420	50,287
Sage Group PLC	5,865	22,760
Scottish & Southern Energy PLC	2,830	78,595
Serco Group PLC	3,085	25,117
Shire Ltd.	1,615	26,601
Smith & Nephew PLC	4,650	49,833
Standard Chartered PLC	4,200	128,957
Standard Life PLC	7,220	32,573
Tate & Lyle PLC	2,620	20,280
Tesco PLC	28,710	204,965
Thomson Reuters PLC	530	14,362
3i Group PLC	2,225	39,757
Tullow Oil PLC	4,210	65,674
United Utilities Group PLC	1,380	19,012
United Utilities Group PLC Class Bb	1,071	3,607
Vodafone Group PLC	172,120	463,866
Wm Morrison Supermarkets PLC	6,375	32,707
Wolseley PLC	4,090	27,688
WPP Group PLC	3,960	37,947
Xstrata PLC	1,900	137,225

		7,727,895

TOTAL COMMON STOCKS
(Cost: $48,741,746)		46,916,447

PREFERRED STOCKS – 2.27%

BRAZIL – 1.99%
Banco Bradesco SA SP ADR	7,025	149,141
Banco Itau Holding Financiera SA ADR	11,066	235,706
Companhia Vale do Rio Doce SP ADR	6,770	177,171
Petroleo Brasileiro SA SP ADR	8,780	402,475

		964,493

GERMANY – 0.12%
Henkel AG & Co. KGaA	850	34,017
RWE AG	225	21,621

		55,638

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

July 31, 2008

Security	Shares	Value
ITALY – 0.16%
Intesa Sanpaolo SpA RNC	4,235	$22,367
Telecom Italia SpA RNC	25,865	35,009
Unipol Gruppo Finanziario SpA	9,885	19,973

		77,349

TOTAL PREFERRED STOCKS
(Cost: $1,137,957)		1,097,480

RIGHTS – 0.03%

FRANCE – 0.03%
Suez Environnement SAa	2,142	15,407

		15,407

TOTAL RIGHTS
(Cost: $15,282)		15,407

SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[d,e]	659	659
BGI Cash Premier Fund LLC 2.60%[d,e,f]	66,543	66,543

		67,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,202)		67,202

TOTAL INVESTMENTS IN SECURITIES – 99.47% (Cost: $49,962,187)		48,096,536

Other Assets, Less Liabilities – 0.53%		253,886

NET ASSETS – 100.00%		$48,350,422

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.09%

AUSTRALIA – 6.47%
Alumina Ltd.	43,071	$188,374
AMP Ltd.	150,991	931,616
Aristocrat Leisure Ltd.	72,673	331,510
Asciano Group	133,039	531,802
ASX Ltd.	36,822	1,198,300
AXA Asia Pacific Holdings Ltd.	157,054	664,727
Babcock & Brown Ltd.[a]	31,089	191,819
Bendigo and Adelaide Bank Ltd.	71,197	723,215
BHP Billiton Ltd.	743,330	27,762,811
Billabong International Ltd.	48,286	463,237
Boart Longyear Group	274,008	525,745
Brambles Ltd.	313,012	2,428,828
Coca-Cola Amatil Ltd.	41,307	299,932
Cochlear Ltd.	13,870	576,608
Computershare Ltd.	102,170	840,840
CSL Ltd.	119,609	3,892,439
CSR Ltd.	146,118	289,980
Fortescue Metals Group Ltd.[b]	279,972	2,290,951
Foster’s Group Ltd.	456,636	2,130,265
Harvey Norman Holdings Ltd.	128,788	393,678
Incitec Pivot Ltd.	13,475	2,078,521
Leighton Holdings Ltd.	31,170	1,245,970
Metcash Ltd.	130,144	488,404
Newcrest Mining Ltd.	107,604	2,983,581
OneSteel Ltd.	187,474	1,195,508
Orica Ltd.	69,375	1,558,186
Orica Ltd. New[c]	8,671	194,754
Origin Energy Ltd.	199,676	2,976,713
OZ Minerals Ltd.	697,466	1,312,003
Paladin Energy Ltd.[b]	118,678	608,343
Rio Tinto Ltd.	62,828	7,410,247
Santos Ltd.	63,504	1,081,089
Sims Group Ltd.	31,213	974,665
Sonic Healthcare Ltd.	54,831	715,810
Tatts Group Ltd.	243,824	564,149
Transurban Group	212,121	1,037,454
Wesfarmers Ltd. Partially Protected	29,939	969,237
Woodside Petroleum Ltd.	106,837	5,406,122

Security	Shares	Value
Woolworths Ltd.	262,860	$6,230,271
WorleyParsons Ltd.	33,437	1,006,059

		86,693,763
AUSTRIA – 0.68%
Andritz AG	12,895	774,598
Immoeast AGb	97,804	703,480
Oesterreichische Elektrizitaetswirtschafts AG Class A	20,433	1,629,736
Raiffeisen International Bank Holding AG	14,357	1,796,521
Strabag SE	12,005	809,171
Telekom Austria AG	71,508	1,477,192
Vienna Insurance Group	8,330	556,916
voestalpine AG	21,620	1,428,576

		9,176,190

BELGIUM – 0.57%
Colruyt SA	4,900	1,370,330
Groupe Bruxelles Lambert SA	13,103	1,461,743
InBev	43,806	2,956,065
KBC Ancora SCA	7,497	603,341
Umicore	28,322	1,278,841

		7,670,320

DENMARK – 1.71%
A.P. Moller - Maersk A/S Class A	98	1,141,525
A.P. Moller - Maersk A/S Class B	245	2,879,430
Carlsberg A/S Class B	14,255	1,164,105
DSV A/S	44,704	962,914
FLS Industries A/S Class B	11,038	1,074,519
Jyske Bank A/S Registered[b]	12,985	824,147
Novo Nordisk A/S Class B	101,548	6,487,639
Novozymes A/S Class B	11,181	1,061,550
Sydbank A/S	19,110	729,336
Topdanmark A/Sb	4,714	689,082
Vestas Wind Systems A/Sb	40,964	5,414,065
William Demant Holding A/Sa,b	7,117	433,850

		22,862,162

FINLAND – 2.30%
Cargotec Corp. Class B	9,373	310,180
Fortum OYJ	69,188	3,067,955
Kone OYJ Class B	38,122	1,159,262
Nokia OYJ	863,251	23,772,562

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
Nokian Renkaat OYJ	26,612	$1,157,616
Wartsila OYJ Class B	16,680	1,023,042
YIT OYJ	24,010	413,202

		30,903,819
FRANCE – 7.58%
Accor SA	42,748	2,871,997
Aeroports de Paris[a]	7,176	625,428
ALSTOM	47,948	5,417,803
ArcelorMittal	69,807	6,232,195
Atos Origin SA	8,674	504,127
Bureau Veritas SA	8,085	494,115
Cap Gemini SA	29,768	1,915,878
Carrefour SA	95,697	4,916,819
Christian Dior SA	9,163	992,182
Compagnie Generale de Geophysique - Veritas[b]	27,930	1,104,697
Dassault Systemes SA	13,972	910,360
Eiffage SA	6,615	400,663
Electricite de France	44,190	3,857,610
Eramet	1,127	786,867
Essilor International SA	40,059	1,985,065
Eurazeo	5,047	505,469
GDF SUEZ	121,280	7,633,422
Groupe Danone	96,654	7,200,910
Hermes International	15,442	2,469,331
Icade	3,969	429,769
Klepierre	16,121	657,745
Lafarge SA	32,781	4,490,668
L’Air Liquide SA	56,407	7,416,520
Legrand SA	20,433	524,754
L’Oreal SA	54,929	5,776,380
LVMH Moet Hennessy Louis Vuitton SA	52,551	5,817,382
Neopost SA	7,497	749,907
Pernod Ricard SA	37,787	3,309,266
Publicis Groupe SA	17,077	561,131
Safran SA	42,682	725,215
Schneider Electric SA	49,245	5,487,521
SES SA	65,562	1,607,025
Sodexo	23,724	1,556,866

Security	Shares	Value
STMicroelectronics NV	159,810	$1,780,812
Technip SA	21,140	1,803,548
Veolia Environnement	79,780	4,244,657
Vinci SA	50,862	2,896,546
Wendel	4,116	459,879
Zodiac SA	12,226	551,285

		101,671,814
GERMANY – 9.46%
Adidas AG	46,226	2,842,411
Arcandor AGb	19,453	225,512
Bayer AG	168,375	14,559,227
Beiersdorf AG	21,511	1,392,845
Bilfinger Berger AG	9,672	655,843
Celesio AG	20,780	680,538
Continental AG	37,779	4,264,648
Deutsche Boerse AG	44,708	5,127,738
E.ON AG	140,630	26,867,729
Fresenius Medical Care AG & Co. KGaA	43,132	2,384,322
Fresenius SE	4,557	398,377
GEA Group AG	37,877	1,252,278
Hamburger Hafen und Logistik AG	3,920	255,717
HeidelbergCement AG	5,194	621,248
Henkel AG & Co. KGaA	23,618	908,721
Hochtief AG	10,105	789,578
Infineon Technologies AGb	174,348	1,331,570
K+S AG	35,476	4,405,420
Linde AG	23,250	3,224,194
MAN AG	24,451	2,468,284
Merck KGaA	13,885	1,681,565
METRO AG	31,821	1,799,766
Puma AG	1,327	429,743
Q-Cells AGa,b	14,063	1,382,114
SAP AG	192,576	11,195,389
Siemens AG Registered	190,239	23,377,575
SolarWorld AG	19,012	895,837
United Internet AG Registered	22,295	430,996
Volkswagen AG	32,389	10,347,534
Wacker Chemie AG	3,283	682,803

		126,879,522

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
GREECE – 0.49%
Coca-Cola Hellenic Bottling Co. SA ADR	52,116	$1,302,900
Hellenic Telecommunications Organization SA SP ADR	139,472	1,454,693
National Bank of Greece SA ADR	403,094	3,789,084

		6,546,677
HONG KONG – 2.05%
ASM Pacific Technology Ltd.[a]	49,000	353,263
C C Land Holdings Ltd.	98,000	58,155
Esprit Holdings Ltd.	225,900	2,427,725
Foxconn International Holdings Ltd.[b]	490,000	469,134
Genting International PLC[a,b]	490,000	202,331
Hang Lung Properties Ltd.	490,000	1,560,640
Henderson Land Development Co. Ltd.	245,000	1,532,378
Hong Kong Aircraft Engineering Co. Ltd.	19,600	271,306
Hong Kong and China Gas Co. Ltd. (The)	882,930	1,953,202
Hong Kong Exchanges and Clearing Ltd.	245,000	3,651,959
Hutchison Telecommunications International Ltd.[b]	245,000	321,548
Hutchison Whampoa Ltd.	245,000	2,306,418
Kerry Properties Ltd.	148,500	793,675
Kingboard Chemical Holdings Co. Ltd.[a]	76,500	367,682
Lee & Man Paper Manufacturing Ltd.	98,000	116,059
Li & Fung Ltd.	501,200	1,711,939
Lifestyle International Holdings Ltd.	98,000	147,711
MTR Corp. Ltd.[a]	245,000	800,731
Noble Group Ltd.	343,000	541,460
PCCW Ltd.	490,000	310,872
Shangri-La Asia Ltd.[a]	302,000	649,500
Shun Tak Holdings Ltd.[a]	392,000	308,485
Sino Land Co. Ltd.	392,000	788,798
Sun Hung Kai Properties Ltd.	300,000	4,498,702
Wheelock and Co. Ltd.	98,000	267,538

Security	Shares	Value
Wing Hang Bank Ltd.	49,000	$658,797
Wing Lung Bank Ltd.	24,500	480,752

		27,550,760
IRELAND – 0.57%
Anglo Irish Bank Corp. PLC	142,198	1,135,946
CRH PLC	122,998	3,166,476
Elan Corp. PLC[b]	103,791	2,186,189
Kerry Group PLC Class A	39,166	1,086,514

		7,575,125
ITALY – 2.15%
A2A SpA	239,218	865,917
Assicurazioni Generali SpA	229,592	7,999,073
Atlantia SpA	64,191	1,724,652
Autogrill SpA	35,043	418,817
Fiat SpA[a]	159,789	2,762,364
Finmeccanica SpA	79,536	2,360,307
Intesa Sanpaolo SpA	1,236,649	6,989,547
Lottomatica SpA	16,423	514,786
Luxottica Group SpA	32,856	806,376
Parmalat SpA	343,346	855,522
Pirelli & C. SpA	139,013	86,758
Prysmian SpA	23,199	575,158
Saipem SpA	58,751	2,284,323
Snam Rete Gas SpA	97,056	643,963

		28,887,563
JAPAN – 20.76%
Advantest Corp.	39,600	817,024
AEON Mall Co. Ltd.	16,300	487,107
Alfresa Holdings Corp.	4,900	301,022
Asahi Breweries Ltd.	53,900	1,014,817
Asahi Glass Co. Ltd.	217,000	2,407,207
Asahi Kasei Corp.	245,000	1,255,771
ASICS Corp.	26,000	242,716
Benesse Corp.	14,700	643,299
Canon Inc.	235,200	10,793,283
Central Japan Railway Co.	350	3,555,535
Citizen Watch Co. Ltd.	29,400	208,630
Credit Saison Co. Ltd.	46,600	985,160
Daido Steel Co. Ltd.	50,000	262,294
Daiichi Sankyo Co. Ltd.	112,700	3,367,914
Daikin Industries Ltd.	59,900	2,571,458
Dena Co. Ltd.	49	238,460

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
East Japan Railway Co.	745	$5,831,244
Elpida Memory Inc.[b]	25,000	714,715
FamilyMart Co. Ltd.	4,900	213,980
Fanuc Ltd.	40,700	3,245,908
Fast Retailing Co. Ltd.	15,000	1,680,622
Fujitsu Ltd.	400,000	2,912,523
Hankyu Hanshin Holdings Inc.	346,000	1,565,379
Haseko Corp.	294,000	323,690
Hikari Tsushin Inc.	4,900	150,058
Hirose Electric Co. Ltd.	5,500	522,598
Hisamitsu Pharmaceutical Co. Inc.	14,700	614,738
Hitachi Construction Machinery Co. Ltd.	25,000	666,143
Hitachi Ltd.	735,000	5,304,159
Hokuhoku Financial Group Inc.	343,000	882,213
Hokuriku Electric Power Co.	34,300	837,785
Hoya Pentax HD Corp.	90,400	1,865,125
INPEX Holdings Inc.	152	1,542,712
Isetan Mitsukoshi Holdings Ltd. Class Lb	70,480	811,187
Isuzu Motors Ltd.	294,000	1,275,718
ITOCHU Corp.	196,000	1,958,459
J. Front Retailing Co. Ltd.	109,600	596,242
JAFCO Co. Ltd.	10,000	386,733
Japan Steel Works Ltd. (The)	105,000	1,899,200
Japan Tobacco Inc.	980	4,578,804
JGC Corp.	50,000	1,017,718
JSR Corp.	40,000	717,954
JTEKT Corp.	50,000	751,261
Jupiter Telecommunications Co. Ltd.	196	153,775
Kao Corp.	49,000	1,271,638
KDDI Corp.	355	2,039,645
Keihin Electric Express Railway Co. Ltd.[a]	114,000	728,815
Keyence Corp.	6,950	1,520,724
Kintetsu Corp.	408,000	1,234,362
Kirin Holdings Co. Ltd.	98,000	1,495,138
Kobe Steel Ltd.	449,000	1,279,474
Komatsu Ltd.	196,300	4,903,641
Konami Corp.	21,200	670,805
Konica Minolta Holdings Inc.	102,500	1,684,230

Security	Shares	Value
Kuraray Co. Ltd.	74,500	$808,516
Kurita Water Industries Ltd.	31,700	1,011,843
Lawson Inc.	9,800	505,935
Marubeni Corp.	343,000	2,516,529
Maruichi Steel Tube Ltd.	4,900	138,271
Matsushita Electric Industrial Co. Ltd.	294,000	6,283,388
Mediceo Paltac Holdings Co. Ltd.	9,800	163,840
Mitsubishi Corp.	298,900	8,766,369
Mitsubishi Electric Corp.	441,000	4,369,811
Mitsubishi Estate Co. Ltd.	250,000	6,083,175
Mitsubishi Materials Corp.	197,000	778,267
Mitsubishi Motors Corp.[a,b]	784,000	1,298,386
Mitsubishi UFJ Financial Group Inc.	2,322,600	20,865,473
Mitsui & Co. Ltd.	147,000	3,039,691
Mitsui Engineering & Shipbuilding Co. Ltd.	156,000	476,292
Mitsui Fudosan Co. Ltd.	171,500	3,919,184
Mitsui O.S.K. Lines Ltd.	147,000	1,917,657
Mitsumi Electric Co. Ltd.	19,600	385,345
Mizuho Financial Group Inc.	1,078	5,246,130
Mizuho Trust & Banking Co. Ltd.	392,000	612,925
Murata Manufacturing Co. Ltd.	45,000	1,877,689
NEC Electronics Corp.[b]	4,900	132,604
NGK Insulators Ltd.	49,000	717,195
Nidec Corp.	25,400	1,811,852
Nikon Corp.[a]	62,000	1,812,647
Nintendo Co. Ltd.	20,500	9,976,407
Nippon Electric Glass Co. Ltd.	57,500	847,458
Nippon Meat Packers Inc.[a]	49,000	775,223
Nippon Sheet Glass Co. Ltd.	49,000	200,379
Nippon Steel Corp.	1,176,000	6,745,802
Nippon Yusen Kabushiki Kaisha	98,000	841,412
Nipponkoa Insurance Co. Ltd.	49,000	395,318
Nishi-Nippon City Bank Ltd. (The)	98,000	285,609
Nissan Chemical Industries Ltd.	50,000	594,902
Nissin Food Products Co. Ltd.	9,800	320,970
Nitori Co. Ltd.	10,000	545,867
Nomura Research Institute Ltd.	25,000	559,745
NTT Data Corp.	300	1,237,915
NTT Urban Development Corp.	294	408,012

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	153,000	$1,061,664
Olympus Corp.	50,000	1,683,860
Oriental Land Co. Ltd.	10,700	670,204
ORIX Corp.	9,450	1,449,609
OSAKA Titanium technologies Co. Ltd.	4,900	262,034
Otsuka Corp.	1,600	105,695
Rakuten Inc.	1,544	779,964
Resona Holdings Inc.	798	1,158,405
Sapporo Holdings Ltd.	49,000	352,251
Secom Co. Ltd.	24,500	1,128,834
Sega Sammy Holdings Inc.	24,500	228,940
Seven & I Holdings Co. Ltd.	187,100	5,729,759
Sharp Corp.	196,000	2,730,962
Shikoku Electric Power Co. Inc.	14,700	386,252
Shimadzu Corp.	49,000	450,173
Shimamura Co. Ltd.	5,000	305,315
Shimano Inc.	20,000	925,198
Shin-Etsu Chemical Co. Ltd.	89,700	5,518,851
Shionogi & Co. Ltd.	66,000	1,291,483
Shiseido Co. Ltd.	57,000	1,268,307
Shizuoka Bank Ltd. (The)	98,000	1,051,765
SMC Corp.	10,500	1,049,174
SoftBank Corp.	166,600	3,064,262
Sony Corp.	220,500	8,405,052
Sony Financial Holdings Inc.	200	754,961
Square Enix Co. Ltd.	9,800	305,556
Stanley Electric Co. Ltd.	35,000	720,498
Sumco Corp.	29,400	673,220
Sumitomo Electric Industries Ltd.	127,700	1,558,369
Sumitomo Heavy Industries Ltd.	114,000	719,323
Sumitomo Metal Industries Ltd.	461,000	2,234,945
Sumitomo Metal Mining Co. Ltd.	147,500	1,905,075
Sumitomo Mitsui Financial Group Inc.	735	5,766,573
Sumitomo Realty & Development Co. Ltd.	93,000	1,935,976
Suruga Bank Ltd.	75,000	937,457
Suzuken Co. Ltd.	4,900	168,645
Suzuki Motor Corp.	68,600	1,504,205
T&D Holdings Inc.	19,600	1,238,544
Takashimaya Co. Ltd.	65,000	550,261
Terumo Corp.	40,000	2,065,042

Security	Shares	Value
Tobu Railway Co. Ltd.	212,000	$966,980
Toho Co. Ltd.	19,600	412,546
Toho Gas Co. Ltd.	49,000	281,528
Toho Titanium Co. Ltd.[a]	5,100	94,842
Tokio Marine Holdings Inc.	108,900	4,110,765
Tokuyama Corp.	49,000	309,636
Tokyo Electron Ltd.	39,700	2,240,551
Tokyo Gas Co. Ltd.	98,000	395,318
Tokyu Corp.	149,000	822,991
Tokyu Land Corp.	107,000	540,519
Toray Industries Inc.	310,000	1,557,385
Toshiba Corp.	699,000	4,565,795
Toyo Seikan Kaisha Ltd.	4,900	88,720
Toyoda Gosei Co. Ltd.	15,000	412,870
Toyota Boshoku Corp.	14,700	325,730
Toyota Tsusho Corp.	35,300	698,913
Trend Micro Inc.	25,000	874,312
Ube Industries Ltd.	206,000	743,304
Uni-Charm Corp.	9,800	691,807
Ushio Inc.	30,000	464,357
Yahoo! Japan Corp.	3,489	1,328,328
Yakult Honsha Co. Ltd.	34,600	989,166
Yamada Denki Co. Ltd.	21,220	1,444,966
Yamato Holdings Co. Ltd.	49,000	612,925
Yamato Kogyo Co. Ltd.	14,700	665,060
Yaskawa Electric Corp.	50,000	424,203

		278,435,025

NETHERLANDS – 2.62%
Akzo Nobel NV	56,252	3,239,487
ASML Holding NV	98,245	2,276,308
Fugro NV CVA	12,054	860,620
Heineken Holding NV	16,366	702,725
Heineken NV	52,430	2,448,391
Koninklijke Ahold NV	270,235	3,088,470
Koninklijke KPN NV	392,049	6,857,095
Koninklijke Philips Electronics NV	91,728	3,074,188
Randstad Holding NV	11,632	330,853
Reed Elsevier NV	111,094	1,846,012
SBM Offshore NV	27,020	608,339
TNT NV	87,638	3,084,791
Unilever NV	195,559	5,412,845
Wolters Kluwer NV	52,871	1,236,555

		35,066,679

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
NEW ZEALAND – 0.14%
Auckland International Airport Ltd.	53,508	$79,919
Contact Energy Ltd.	103,292	635,252
Fletcher Building Ltd.	101,334	473,343
Sky City Entertainment Group Ltd.	282,712	714,107

		1,902,621

NORWAY – 1.21%
Acergy SA	42,649	718,696
Aker Solutions ASA	36,076	853,916
Petroleum Geo-Services ASA[b]	37,595	878,884
Renewable Energy Corp. ASA[b]	34,839	1,028,250
Seadrill Ltd.	62,279	1,877,554
StatoilHydro ASA	152,439	5,012,897
Telenor ASA	182,838	2,778,314
Yara International ASA	43,512	3,136,397

		16,284,908

PORTUGAL – 0.39%
Banco Comercial Portugues SA Registered[a]	769,153	1,374,081
BRISA - Auto-estradas de Portugal SA	58,763	597,786
Energias de Portugal SA	495,880	2,719,544
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	48,211	468,628

		5,160,039

SINGAPORE – 1.18%
CapitaCommercial Trust	147,000	206,271
CapitaLand Ltd.	392,000	1,632,975
City Developments Ltd.	156,000	1,308,836
COSCO Corp. (Singapore) Ltd.	196,000	438,325
Golden Agri-Resources Ltd.	1,225,000	640,119
Keppel Corp. Ltd.	300,000	2,337,207
Keppel Land Ltd.[a]	98,000	349,514
Olam International Ltd.	245,000	406,453
SembCorp Industries Ltd.	122,000	403,011
SembCorp Marine Ltd.	147,000	450,143
Singapore Exchange Ltd.	211,000	1,051,685
Singapore Press Holdings Ltd.	196,000	577,271
Singapore Technologies Engineering Ltd.	441,000	895,988

Security	Shares	Value
Singapore Telecommunications Ltd.	1,715,000	$4,487,101
Wilmar International Ltd.	196,000	631,704

		15,816,603

SPAIN – 4.47%
Abertis Infraestructuras SA	60,757	1,294,915
Acciona SA	6,517	1,379,309
Acerinox SAa	24,281	482,648
Actividades de Construcciones y Servicios SA	36,034	1,782,801
Banco Sabadell SA	139,111	1,137,331
Bankinter SAa	79,478	757,674
Cintra Concesiones de Infraestructuras de Transporte SAa	50,207	568,715
Enagas SA	38,269	992,367
Fomento de Construcciones y Contratas SAa	9,998	529,287
Gamesa Corporacion Tecnologica SA	45,815	2,193,094
Gas Natural SDG SA	29,478	1,440,962
Grifols SA	27,832	837,232
Grupo Ferrovial SA	14,570	743,591
Iberdrola Renovables SAb	209,331	1,391,353
Iberdrola SA	777,385	10,625,135
Indra Sistemas SA	35,296	947,214
Industria de Diseno Textil SA	50,235	2,433,673
Mapfre SA	150,920	755,868
Promotora de Informaciones SA	7,889	68,806
Red Electrica Corporacion SA	26,950	1,629,389
Sacyr Vallehermoso SAa	18,724	380,952
Telefonica SA	945,614	24,683,346
Union Fenosa SA	81,532	2,198,194
Zardoya Otis SAa	30,674	632,697
Zardoya Otis SA Temporary[a,c]	3,275	67,552

		59,954,105

SWEDEN – 1.98%
Alfa Laval AB	86,687	1,360,818
Assa Abloy AB Class B	77,036	1,059,743
Atlas Copco AB Class A	150,298	2,346,970
Atlas Copco AB Class B	90,358	1,280,334
Getinge AB Class B	48,233	1,123,792

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
Hennes & Mauritz AB Class B	107,016	$5,747,178
Husqvarna AB Class Ba	75,561	630,539
Lundin Petroleum ABb	53,372	705,547
Millicom International Cellular SA SDR	14,406	1,062,888
Modern Times Group MTG AB Class B	13,348	754,336
Sandvik AB	201,782	2,659,106
Scania AB Class B	73,402	1,158,334
Securitas AB Class B	46,221	538,457
SKF AB Class B	20,923	356,974
SSAB Svenskt Stal AB Class A	42,679	1,184,803
SSAB Svenskt Stal AB Class B	12,740	311,042
Swedish Match AB	75,337	1,503,204
Tele2 AB Class B	65,417	1,151,232
Volvo AB Class B	136,759	1,660,986

		26,596,283

SWITZERLAND – 11.05%
ABB Ltd. Registered[b]	486,297	12,918,424
Actelion Ltd. Registered[b]	22,001	1,203,967
Adecco SA Registered	26,823	1,235,701
Compagnie Financiere Richemont SA Class A Bearer Units	105,450	6,344,105
EFG International AG	9,506	299,330
Geberit AG Registered	9,708	1,239,438
Givaudan SA Registered	1,862	1,521,759
Julius Baer Holding AG Registered	46,746	2,988,532
Kuehne & Nagel International AG Registered	14,066	1,181,115
Lindt & Sprungli AG Participation Certificates	196	517,866
Logitech International SA Registered[b]	39,935	1,066,966
Lonza Group AG Registered	12,988	1,891,192
Nestle SA Registered	871,710	38,328,623
Nobel Biocare Holding AG Registered	28,498	881,045
Novartis AG Registered	513,300	30,587,390
OC Oerlikon Corp. AG Registered[b]	1,676	412,603
Roche Holding AG Genusschein	154,802	28,700,409

Security	Shares	Value
Schindler Holding AG Participation Certificates	13,449	$923,335
SGS SA Registered	1,088	1,538,565
Sonova Holding AG Registered	11,480	839,092
Straumann Holding AG Registered	2,079	488,010
Sulzer AG Registered	6,517	785,398
Swatch Group AG (The) Bearer	7,097	1,659,127
Swatch Group AG (The) Registered	7,546	332,658
Swiss Life Holding AG Registered[b]	4,802	1,241,739
Syngenta AG Registered	24,210	7,097,827
Synthes Inc.	13,739	1,907,466

		148,131,682

UNITED KINGDOM – 21.26%
AMEC PLC	65,758	1,105,908
Anglo American PLC	298,468	17,269,982
Antofagasta PLC	48,804	559,270
Associated British Foods PLC	28,420	403,369
BAE Systems PLC	786,205	7,008,271
Balfour Beatty PLC	93,504	735,332
BG Group PLC	749,067	17,004,655
BHP Billiton PLC	486,864	16,327,781
British American Tobacco PLC	333,298	12,069,005
British Energy Group PLC	145,138	2,097,341
British Sky Broadcasting Group PLC	261,830	2,356,009
Bunzl PLC	69,879	874,835
Burberry Group PLC	110,160	983,608
Cable & Wireless PLC	518,665	1,695,249
Cadbury PLC	181,159	2,149,559
Cairn Energy PLC[b]	28,714	1,558,500
Capita Group PLC	144,550	1,970,013
Carnival PLC	38,766	1,364,586
Carphone Warehouse Group PLC (The)	96,092	359,949
Centrica PLC	780,046	4,863,495
Cobham PLC	293,386	1,178,319
Compass Group PLC	181,055	1,312,666
Daily Mail & General Trust PLC Class A NVS	75,313	474,789

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
Diageo PLC	559,629	$9,760,951
Enterprise Inns PLC	74,384	456,776
Eurasian Natural Resources Corp.[b]	66,923	1,398,590
Experian PLC	214,718	1,671,566
FirstGroup PLC	85,776	881,852
G4S PLC	266,568	1,019,126
GlaxoSmithKline PLC	1,206,674	28,109,934
Hammerson PLC	63,612	1,210,316
ICAP PLC	116,726	1,161,893
Imperial Tobacco Group PLC	224,996	8,423,628
InterContinental Hotels Group PLC	72,276	953,522
International Power PLC	328,058	2,682,256
Invensys PLC[b]	180,539	1,012,092
J Sainsbury PLC	260,351	1,627,126
Johnson Matthey PLC	42,210	1,397,186
Kazakhmys PLC	40,768	1,210,552
Liberty International PLC	52,541	976,256
London Stock Exchange Group PLC	35,577	585,643
Lonmin PLC	31,948	1,534,681
Man Group PLC	376,145	4,578,674
Meggitt PLC	132,937	521,403
Mondi PLC	80,039	398,355
National Express Group PLC	4,655	90,090
National Grid PLC	300,664	3,978,510
Prudential PLC	525,304	5,681,538
Reckitt Benckiser PLC	135,306	7,402,924
Reed Elsevier PLC	242,076	2,764,481
Rio Tinto PLC	219,667	23,236,388
Rolls-Royce Group PLC[b]	395,238	2,804,836
SABMiller PLC	194,974	4,051,490
Sage Group PLC	285,334	1,107,262
Scottish & Southern Energy PLC	181,654	5,044,934
Serco Group PLC	108,541	883,686
Shire Ltd.	115,493	1,902,306
Smith & Nephew PLC	201,900	2,163,695
Smiths Group PLC	60,096	1,246,392
Stagecoach Group PLC	91,835	518,461
Standard Chartered PLC	328,079	10,073,321
Standard Life PLC	268,667	1,212,091
Tesco PLC	1,715,588	12,247,863
Thomas Cook Group PLC	95,158	378,882

Security	Shares	Value
Thomson Reuters PLC	46,209	$1,252,204
3i Group PLC	40,817	729,305
TUI Travel PLC	124,754	494,250
Tullow Oil PLC	158,368	2,470,476
Unilever PLC	283,563	7,796,534
United Business Media Ltd.	58,477	655,638
Vedanta Resources PLC	29,988	1,198,757
Whitbread PLC	32,904	724,796
William Hill PLC	99,234	618,221
Wm Morrison Supermarkets PLC	509,453	2,613,764
WPP Group PLC	247,989	2,376,380
Xstrata PLC	139,552	10,078,950

		285,093,294

TOTAL COMMON STOCKS (Cost: $1,386,242,220)		1,328,858,954

PREFERRED STOCKS – 0.53%

GERMANY – 0.44%
Fresenius SE	14,945	1,217,196
Henkel AG & Co. KGaA	43,438	1,738,407
Porsche Automobil Holding SE	19,768	2,985,605

		5,941,208

ITALY – 0.09%
Intesa Sanpaolo SpA RNC	216,842	1,145,239

		1,145,239

TOTAL PREFERRED STOCKS (Cost: $8,203,681)		7,086,447

RIGHTS – 0.07%

FRANCE – 0.07%
Suez Environnement SAb	122,920	884,133

		884,133

TOTAL RIGHTS (Cost: $876,953)		884,133

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.83%

MONEY MARKET FUNDS – 0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[d,e]	188,787	$188,787
BGI Cash Premier Fund LLC 2.60%[d,e,f]	10,917,342	10,917,342

		11,106,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,106,129)		11,106,129

TOTAL INVESTMENTS IN SECURITIES – 100.52% (Cost: $1,406,428,983)		1,347,935,663

Other Assets, Less Liabilities – (0.52)%		(6,940,227)

NET ASSETS – 100.00%		$1,340,995,436

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.69%

AUSTRALIA – 6.52%
AGL Energy Ltd.	72,998	$917,275
Alumina Ltd.	131,976	577,205
Amcor Ltd.	153,947	771,757
AMP Ltd.	190,359	1,174,517
Australia and New Zealand Banking Group Ltd.	300,339	4,590,363
Babcock & Brown Ltd.[a]	31,356	193,467
BlueScope Steel Ltd.	119,686	1,308,071
Boral Ltd.	118,131	621,094
Caltex Australia Ltd.	26,130	292,461
CFS Retail Property Trust	232,976	447,016
Coca-Cola Amatil Ltd.	54,957	399,045
Commonwealth Bank of Australia	205,764	7,692,870
Crown Ltd.	72,160	538,889
Dexus Property Group	444,938	585,881
Goodman Fielder Ltd.	162,123	199,755
Goodman Group	213,993	513,241
GPT Group	346,603	495,516
Insurance Australia Group Ltd.	275,106	1,011,716
James Hardie Industries NV	85,960	375,951
John Fairfax Holdings Ltd.	162,971	421,527
Lend Lease Corp. Ltd.	50,115	472,771
Lion Nathan Ltd.	53,549	444,727
Macquarie Airports	114,153	302,774
Macquarie Group Ltd.[a]	43,758	2,116,683
Macquarie Infrastructure Group	400,920	969,109
Mirvac Group	179,859	431,374
National Australia Bank Ltd.	254,748	5,918,200
Qantas Airways Ltd.	137,170	428,331
QBE Insurance Group Ltd.	125,346	2,663,230
Santos Ltd.	46,839	797,385
St. George Bank Ltd.	85,410	2,225,207
Stockland Corp. Ltd.	246,324	1,072,679
Suncorp-Metway Ltd.	145,743	1,834,111
Tabcorp Holdings Ltd.	101,508	828,709
Telstra Corp. Ltd.	665,067	2,814,879
Toll Holdings Ltd.	91,533	566,481
Virgin Blue Holdings Ltd.	91,533	68,012
Wesfarmers Ltd.	102,004	3,299,372

Security	Shares	Value
Westfield Group	277,368	$4,221,014
Westpac Banking Corp.	278,187	5,638,531

		60,241,196

AUSTRIA – 0.64%
Erste Bank der Oesterreichischen Sparkassen AG	29,640	1,907,640
Immoeast AGb	25,896	186,264
IMMOFINANZ AG	52,221	474,201
Meinl European Land Ltd.[b]	67,965	679,732
OMV AG	27,057	1,874,376
voestalpine AG	6,903	456,127
Wienerberger AG	12,480	336,864

		5,915,204

BELGIUM – 1.48%
Belgacom SA	27,612	1,093,627
Compagnie Nationale a Portefeuille SA	4,251	335,014
Delhaize Group	15,304	842,657
Dexia SAa	94,107	1,287,703
Fortis[a]	338,130	4,790,311
Groupe Bruxelles Lambert SA	6,195	691,101
KBC Group NV	24,654	2,521,857
Mobistar SA	4,400	364,880
Solvay SA	9,614	1,155,619
UCB SA	17,005	583,838

		13,666,607

DENMARK – 0.31%
Danisco A/S	8,834	605,948
Danske Bank A/S	70,015	2,002,269
Trygvesta A/S	3,892	285,683

		2,893,900

FINLAND – 0.95%
Elisa OYJ Class A	18,174	386,776
Fortum OYJ	25,623	1,136,183
Kesko OYJ Class B	10,569	294,352
Metso OYJ	20,046	725,621
Neste Oil OYJ	22,184	539,956
Orion OYJ Class B	15,015	308,301
Outokumpu OYJ	20,319	478,077
Pohjola Bank PLC Class A	14,670	241,935
Rautaruukki OYJ	14,313	544,004

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
Sampo OYJ Class A	65,208	$1,650,236
SanomaWSOY OYJ Class B	10,779	234,610
Stora Enso OYJ Class R	91,299	831,904
UPM-Kymmene OYJ	90,090	1,435,147

		8,807,102

FRANCE – 14.01%
Air France-KLM	19,575	490,808
Alcatel-Lucent[b]	375,024	2,261,532
ArcelorMittal	88,842	7,931,592
Atos Origin SA	5,616	326,398
AXA	246,675	7,306,846
BNP Paribas	128,778	12,819,071
Bouygues SA	32,955	2,146,189
Carrefour SA	33,505	1,721,455
Casino Guichard-Perrachon SA	7,593	761,761
CNP Assurances SA	7,237	810,167
Compagnie de Saint-Gobain	45,335	2,844,211
Compagnie Generale des Etablissements Michelin Class B	23,205	1,540,910
Credit Agricole SA	146,081	3,138,498
European Aeronautic Defence and Space Co.	54,013	1,027,297
France Telecom SA	288,366	9,164,933
GDF SUEZ	85,971	5,411,056
Gecina SA	2,492	296,199
Imerys SA	4,095	246,496
Lagardere SCA	19,614	1,081,807
M6-Metropole Television	12,024	275,591
Natixis	71,526	584,776
PagesJaunes SA	21,132	287,179
PPR SA	10,647	1,165,663
PSA Peugeot Citroen SA	26,091	1,283,946
Publicis Groupe SA	6,240	205,039
Renault SA	30,537	2,559,032
Sanofi-Aventis	161,460	11,353,943
SCOR SE	30,894	738,460
Societe BIC	3,659	186,797
Societe Generale	74,626	6,967,483
Societe Television Francaise 1	15,526	267,922
Thales SA	13,231	751,842
Total SA	339,066	26,133,970
Unibail-Rodamco	12,340	2,777,700

Security	Shares	Value
Valeo SA	12,597	$409,796
Vallourec SA	8,541	2,560,742
Vinci SA	31,053	1,768,441
Vivendi	187,668	7,897,059

		129,502,607

GERMANY – 8.40%
Allianz SE Registered	71,136	12,133,421
BASF SE	150,072	9,527,557
Bayerische Motoren Werke AG	51,207	2,309,785
Commerzbank AG	101,232	3,282,143
Daimler AG Registered	144,534	8,418,257
Deutsche Bank AG Registered	81,588	7,585,669
Deutsche Lufthansa AG Registered	32,924	758,730
Deutsche Post AG Registered	135,174	3,182,560
Deutsche Postbank AG	13,572	963,707
Deutsche Telekom AG Registered	449,670	7,826,321
Fraport AG	2,067	126,615
Hannover Rueckversicherung AG	2,067	98,815
Hypo Real Estate Holding AGa	21,356	601,772
IVG Immobilien AG	17,323	329,744
Linde AG	6,630	919,415
Muenchener Rueckversicherungs- Gesellschaft AG Registered	33,109	5,517,108
Rheinmetall AG	5,218	321,422
RWE AG	70,707	8,490,273
Salzgitter AG	6,591	1,086,566
ThyssenKrupp AG	59,163	3,314,819
TUI AGa	38,181	880,473

		77,675,172

HONG KONG – 2.33%
Bank of East Asia Ltd.	210,400	1,024,730
BOC Hong Kong (Holdings) Ltd.	604,000	1,534,337
C C Land Holdings Ltd.	39,000	23,143
Cathay Pacific Airways Ltd.[a]	195,000	376,391
Cheung Kong (Holdings) Ltd.	234,000	3,305,047
Cheung Kong Infrastructure Holdings Ltd.[a]	78,000	344,901
Chinese Estates Holdings Ltd.	117,000	167,352
CITIC International Financial Holdings Ltd.[b]	351,000	286,117
CLP Holdings Ltd.	273,000	2,242,853
Genting International PLC[b]	195,000	80,520

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
Hang Lung Development Co. Ltd.	39,000	$174,700
Hang Seng Bank Ltd.	136,500	2,690,724
Hongkong Electric Holdings Ltd.	234,000	1,361,607
Hopewell Holdings Ltd.	117,000	422,878
Hutchison Whampoa Ltd.	117,000	1,101,432
Hysan Development Co. Ltd.	156,000	446,871
Kingboard Chemical Holdings Co. Ltd.	58,500	281,169
Lee & Man Paper Manufacturing Ltd.	78,000	92,373
Link REIT (The)	351,000	787,273
MTR Corp. Ltd.	175,500	573,585
New World Development Co. Ltd.	351,000	661,309
NWS Holdings Ltd.	117,000	251,328
Orient Overseas International Ltd.	39,000	170,951
Pacific Basin Shipping Ltd.	195,000	276,920
Swire Pacific Ltd. Class A	136,500	1,468,701
Television Broadcasts Ltd.	39,000	218,937
Wharf Holdings Ltd. (The)	237,750	1,063,472
Yue Yuen Industrial Holdings Ltd.[a]	58,500	151,831

		21,581,452

IRELAND – 0.44%
Allied Irish Banks PLC	154,245	1,912,050
Anglo Irish Bank Corp. PLC	46,761	373,549
Bank of Ireland	152,490	1,272,886
Irish Life & Permanent PLC	50,976	411,675
Smurfit Kappa Group PLC	9,867	59,117

		4,029,277

ITALY – 5.15%
Alleanza Assicurazioni SpA	55,129	539,314
Banca Carige SpA	99,957	355,194
Banca Monte dei Paschi di Siena SpA	327,639	935,494
Banca Popolare di Milano Scrl	60,411	608,424
Banco Popolare SpA	109,044	1,973,576
Enel SpA	701,649	6,508,276
Eni SpA	415,311	14,087,281
Fondiaria-Sai SpA	7,394	246,073
IFIL Investments SpA	54,327	373,384
Intesa Sanpaolo SpA	431,016	2,436,105
Italcementi SpA	10,179	143,016
Mediaset SpA	124,641	888,733
Mediobanca SpA	71,524	1,046,206

Security	Shares	Value
Pirelli & C. SpA	524,644	$327,430
Snam Rete Gas SpA	131,792	874,435
Telecom Italia SpA	1,636,435	2,969,427
Terna SpA	147,561	614,720
UniCredito SpA	1,762,839	10,596,184
Unione di Banche Italiane ScpA	88,892	2,119,240

		47,642,512

JAPAN – 21.56%
Acom Co. Ltd.	17,160	504,869
AEON Co. Ltd.	97,400	1,189,508
AEON Credit Service Co. Ltd.	27,300	349,317
AIFUL Corp.	15,600	163,383
Aioi Insurance Co. Ltd.	39,000	209,280
Aisin Seiki Co. Ltd.	23,400	611,602
Ajinomoto Co. Inc.	114,000	1,170,745
All Nippon Airways Co. Ltd.[a]	39,000	142,888
Alps Electric Co. Ltd.	35,100	361,765
Amada Co. Ltd.	78,000	536,189
Aozora Bank Ltd.	39,000	94,898
Asahi Breweries Ltd.	23,400	440,570
Asahi Kasei Corp.	78,000	399,796
Astellas Pharma Inc.	81,900	3,553,786
Bank of Kyoto Ltd. (The)	68,000	711,551
Bank of Yokohama Ltd. (The)	195,000	1,266,503
Bridgestone Corp.	105,300	1,719,522
Brother Industries Ltd.	27,300	345,023
Canon Marketing Japan Inc.	15,600	230,496
Casio Computer Co. Ltd.	39,000	483,148
Chiba Bank Ltd. (The)	117,000	783,717
Chubu Electric Power Co. Inc.	109,200	2,621,770
Chugai Pharmaceutical Co. Ltd.	39,000	622,427
Chugoku Bank Ltd. (The)	39,000	513,818
Chugoku Electric Power Co. Inc. (The)	23,400	501,189
Chuo Mitsui Trust Holdings Inc.	117,000	733,922
Citizen Watch Co. Ltd.	54,600	387,456
Coca-Cola West Japan Co. Ltd.	7,800	172,115
Cosmo Oil Co. Ltd.	39,000	120,877
CSK Holdings Corp.	7,800	154,795
Dai Nippon Printing Co. Ltd.	117,000	1,610,732
Daicel Chemical Industries Ltd.	39,000	230,208
Daido Steel Co. Ltd.	39,000	204,589

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	27,300	$815,830
Daito Trust Construction Co. Ltd.	15,600	712,994
Daiwa House Industry Co. Ltd.	78,000	739,696
Daiwa Securities Group Inc.	195,000	1,706,712
Denki Kagaku Kogyo Kabushiki Kaisha	39,000	116,186
Denso Corp.	70,200	1,828,311
Dentsu Inc.	273	603,411
DIC Corp.	78,000	210,001
Eisai Co. Ltd.	42,900	1,540,010
Electric Power Development Co. Ltd.	23,420	907,895
FamilyMart Co. Ltd.	11,700	510,931
Fuji Electric Holdings Co. Ltd.	78,000	217,218
Fuji Heavy Industries Ltd.	78,000	420,003
Fuji Television Network Inc.	117	161,614
FUJIFILM Holdings Corp.	66,300	2,085,581
Fukuoka Financial Group Inc.	156,000	655,262
Furukawa Electric Co. Ltd. (The)	117,000	569,385
Gunma Bank Ltd.	78,000	485,673
Hachijuni Bank Ltd. (The)	78,000	502,993
Hakuhodo DY Holdings Inc.	1,560	84,578
Hino Motors Ltd.	39,000	205,671
Hiroshima Bank Ltd. (The)	78,000	320,415
Hitachi Chemical Co. Ltd.	15,600	299,487
Hokkaido Electric Power Co. Inc.	31,200	656,705
Honda Motor Co. Ltd.	261,300	8,437,221
Idemitsu Kosan Co. Ltd.	3,900	341,703
IHI Corp.	234,000	452,477
ITOCHU Corp.	78,000	779,387
Itochu Techno-Solutions Corp.	7,800	217,940
JAFCO Co. Ltd.	3,900	150,826
Japan Prime Realty Investment Corp.	78	189,073
Japan Real Estate Investment Corp.	78	804,645
Japan Retail Fund Investment Corp.	39	199,537
JFE Holdings Inc.	81,900	4,008,429
Joyo Bank Ltd. (The)	117,000	549,901
JS Group Corp.	31,200	453,776
Kajima Corp.	117,000	381,033
Kamigumi Co. Ltd.	39,000	286,136
Kaneka Corp.	78,000	482,065

Security	Shares	Value
Kansai Electric Power Co. Inc. (The)	124,800	$2,903,937
Kansai Paint Co. Ltd.	39,000	272,064
Kao Corp.	39,000	1,012,120
Kawasaki Heavy Industries Ltd.	234,000	608,355
Kawasaki Kisen Kaisha Ltd.	111,000	887,302
KDDI Corp.	195	1,120,368
Keio Corp.	117,000	628,922
Keisei Electric Railway Co. Ltd.	39,000	213,970
Kinden Corp.	22,000	223,084
Kirin Holdings Co. Ltd.	78,000	1,190,008
Kobe Steel Ltd.	117,000	333,404
Kubota Corp.	156,000	995,883
Kyocera Corp.	27,300	2,354,036
Kyushu Electric Power Co. Inc.	58,500	1,234,029
Lawson Inc.	11,700	604,025
Leopalace21 Corp.	19,500	263,223
Mabuchi Motor Co. Ltd.	3,900	203,146
Makita Corp.	15,600	536,911
Marui Group Co. Ltd.	54,600	421,302
Matsushita Electric Industrial Co. Ltd.	117,000	2,500,532
Matsushita Electric Works Ltd.	39,000	348,198
Mazda Motor Corp.	117,000	677,633
Mediceo Paltac Holdings Co. Ltd.	15,600	260,806
Minebea Co. Ltd.	39,000	207,836
Mitsubishi Chemical Holdings Corp.	184,500	1,101,009
Mitsubishi Gas Chemical Co. Inc.	39,000	260,156
Mitsubishi Heavy Industries Ltd.	507,000	2,251,561
Mitsubishi Materials Corp.	39,000	154,073
Mitsubishi Rayon Co. Ltd.	117,000	359,384
Mitsubishi Tanabe Pharma Corp.	39,000	506,962
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,800	342,064
Mitsui & Co. Ltd.	195,000	4,032,243
Mitsui Chemicals Inc.	78,000	375,982
Mitsui Mining & Smelting Co. Ltd.	78,000	238,146
Mitsui O.S.K. Lines Ltd.	78,000	1,017,533
Mitsui Sumitomo Insurance Group Holdings Inc.[b]	58,500	1,948,466
Mizuho Financial Group Inc.	778	3,786,168
Namco Bandai Holdings Inc.	39,000	472,323
NEC Corp.	312,000	1,711,764

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
NEC Electronics Corp.[b]	3,900	$105,542
NGK Spark Plug Co. Ltd.	39,000	439,487
Nippon Building Fund Inc.	78	923,717
Nippon Express Co. Ltd.	156,000	711,551
Nippon Mining Holdings Inc.	136,500	825,933
Nippon Oil Corp.	234,000	1,483,000
Nippon Paper Group Inc.	39	110,052
Nippon Sheet Glass Co. Ltd.	78,000	318,971
Nippon Telegraph and Telephone Corp.	819	4,190,285
Nippon Yusen Kabushiki Kaisha	117,000	1,004,543
Nishi-Nippon City Bank Ltd. (The)	78,000	227,321
Nissan Motor Co. Ltd.	366,600	2,849,091
Nisshin Seifun Group Inc.	19,700	270,297
Nisshin Steel Co. Ltd.	78,000	243,198
Nissin Food Products Co. Ltd.	11,700	383,198
Nitto Denko Corp.	23,400	673,303
NOK Corp.	15,600	226,599
Nomura Holdings Inc.	257,400	3,753,179
Nomura Real Estate Office Fund Inc.	39	292,270
NSK Ltd.	78,000	646,602
NTN Corp.	39,000	243,558
NTT DoCoMo Inc.	2,574	4,158,027
Obayashi Corp.	78,000	337,013
Oji Paper Co. Ltd.	195,000	986,862
Omron Corp.	27,300	479,900
Ono Pharmaceutical Co. Ltd.	3,900	214,692
Oracle Corp. Japan	3,900	163,455
Oriental Land Co. Ltd.	3,900	244,280
ORIX Corp.	8,970	1,375,978
Osaka Gas Co. Ltd.	351,000	1,266,503
Pioneer Corp.	27,300	213,177
Promise Co. Ltd.	13,650	348,559
Resona Holdings Inc.	273	396,296
Ricoh Co. Ltd.	117,000	1,909,497
Rohm Co. Ltd.	19,500	1,114,956
Sankyo Co. Ltd.	7,800	474,127
Santen Pharmaceutical Co. Ltd.	11,700	319,332
SANYO Electric Co. Ltd.[b]	273,000	611,241
Sapporo Hokuyo Holdings Inc.	78	487,838
SBI Holdings Inc.	1,794	429,060

Security	Shares	Value
Secom Co. Ltd.	15,600	$718,768
Sega Sammy Holdings Inc.	15,600	145,774
Seiko Epson Corp.	19,500	529,514
Sekisui Chemical Co. Ltd.	117,000	744,747
Sekisui House Ltd.	117,000	1,100,884
77 Bank Ltd. (The)	78,000	468,354
Shimizu Corp.	78,000	314,641
Shinko Electric Industries Co. Ltd.	15,600	208,847
Shinko Securities Co. Ltd.	59,000	194,329
Shinsei Bank Ltd.	156,000	544,127
Shizuoka Bank Ltd. (The)	39,000	418,559
Showa Denko K.K.	117,000	300,930
Showa Shell Sekiyu K.K.	32,800	362,944
SMC Corp.	3,900	389,693
Sojitz Corp.	179,400	552,715
Sompo Japan Insurance Inc.	156,000	1,553,000
Sumitomo Chemical Co. Ltd.	234,000	1,550,113
Sumitomo Corp.	167,700	2,277,685
Sumitomo Electric Industries Ltd.	27,300	333,152
Sumitomo Metal Industries Ltd.	312,000	1,512,587
Sumitomo Mitsui Financial Group Inc.	507	3,977,758
Sumitomo Rubber Industries Inc.	35,100	280,904
Sumitomo Trust and Banking Co. Ltd. (The)	195,000	1,354,906
Suzuken Co. Ltd.	7,800	268,455
T&D Holdings Inc.	19,500	1,232,225
Taiheiyo Cement Corp.	195,000	387,889
Taisei Corp.	195,000	474,488
Taisho Pharmaceutical Co. Ltd.	39,000	806,449
Takeda Pharmaceutical Co. Ltd.	132,600	7,054,170
Takefuji Corp.	22,180	305,761
TDK Corp.	19,500	1,172,688
Teijin Ltd.	117,000	353,971
THK Co. Ltd.	15,600	279,136
Tohoku Electric Power Co. Inc.	70,200	1,555,526
Tokai Rika Co. Ltd.	14,000	240,533
Tokio Marine Holdings Inc.	31,200	1,177,740
Tokyo Broadcasting System Inc.	3,900	67,763
Tokyo Electric Power Co. Inc. (The)	195,000	5,367,304
Tokyo Gas Co. Ltd.	273,000	1,101,244
Tokyo Steel Manufacturing Co. Ltd.	19,500	219,203

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
Tokyo Tatemono Co. Ltd.	39,000	$193,764
Tokyu Corp.	78,000	430,828
TonenGeneral Sekiyu K.K.	39,000	330,518
Toppan Printing Co. Ltd.	78,000	808,253
Tosoh Corp.	78,000	338,456
TOTO Ltd.[a]	39,000	285,053
Toyo Seikan Kaisha Ltd.	19,500	353,069
Toyota Industries Corp.	35,100	1,016,450
Toyota Motor Corp.	425,100	18,327,853
Toyota Tsusho Corp.	11,700	231,651
Ube Industries Ltd.	39,000	140,723
USS Co. Ltd.	780	52,176
West Japan Railway Co.	296	1,402,156
Yamaguchi Financial Group Inc.	39,000	523,921
Yamaha Corp.	27,300	561,988
Yamaha Motor Co. Ltd.	27,300	462,220
Yamato Holdings Co. Ltd.	39,000	487,838
Yokogawa Electric Corp.	31,200	263,837

		199,354,813

NETHERLANDS – 2.51%
Aegon NV	229,632	2,700,740
Corio NV	6,946	537,431
ING Groep NV	304,317	9,973,397
Koninklijke DSM NV	22,532	1,373,527
Koninklijke Philips Electronics NV	117,124	3,925,314
Randstad Holding NV	5,460	155,301
Reed Elsevier NV	38,537	640,356
SNS REAAL NV	18,213	306,902
Unilever NV	128,505	3,556,869

		23,169,837

NEW ZEALAND – 0.08%
Fletcher Building Ltd.	18,369	85,804
Telecom Corp. of New Zealand Ltd.	221,715	618,472

		704,276

NORWAY – 0.93%
DnB NOR ASA	127,959	1,652,740
Norsk Hydro ASA	113,217	1,433,657
Orkla ASA	131,976	1,689,198
StatoilHydro ASA	102,687	3,376,822
Storebrand ASA	66,066	462,698

		8,615,115

Security	Shares	Value
PORTUGAL – 0.28%
Banco BPI SA Registered	86,307	$327,225
Banco Espirito Santo SA Registered	45,942	691,363
BRISA - Auto-estradas de Portugal SA	23,968	243,822
CIMPOR - Cimentos de Portugal SGPS SA	10,842	71,894
Portugal Telecom SGPS SA Registered	112,164	1,235,527

		2,569,831

SINGAPORE – 1.26%
Ascendas Real Estate Investment Trust[a]	234,000	393,335
CapitaCommercial Trust	117,000	164,175
CapitaMall Trust Management Ltd.	140,000	306,950
ComfortDelGro Corp. Ltd.	325,000	372,908
DBS Group Holdings Ltd.	195,000	2,736,242
Fraser and Neave Ltd.	117,000	378,799
Jardine Cycle & Carriage Ltd.	39,000	497,084
Neptune Orient Lines Ltd.	117,000	242,841
Oversea-Chinese Banking Corp.	429,000	2,643,039
SembCorp Industries Ltd.	39,000	128,831
Singapore Airlines Ltd.	78,800	869,605
United Overseas Bank Ltd.	195,000	2,776,146
UOL Group Ltd.	39,000	96,909

		11,606,864

SPAIN – 4.14%
Acerinox SA	18,018	358,154
Actividades de Construcciones y Servicios SA	5,415	267,910
Banco Bilbao Vizcaya Argentaria SA	574,316	10,600,585
Banco Popular Espanol SAa	143,874	1,578,090
Banco Sabadell SA	93,912	767,797
Banco Santander SA	992,589	19,327,614
Criteria CaixaCorp SA	137,592	747,079
Fomento de Construcciones y Contratas SA	3,471	183,752
Iberia Lineas Aereas de Espana SA	100,386	302,291
Mapfre SA	20,670	103,524
Repsol YPF SA	118,365	3,992,760

		38,229,556

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
SWEDEN – 2.44%
Boliden AB	52,533	$311,637
Electrolux AB Class B	36,192	439,564
Holmen AB Class B	18,408	544,480
Investor AB Class B	39,117	858,070
Nordea Bank AB	330,915	4,729,935
Securitas AB Class B	24,804	288,957
Skandinaviska Enskilda Banken AB Class A	69,654	1,444,483
Skanska AB Class B	71,604	931,774
SKF AB Class B	44,616	761,208
Svenska Cellulosa AB Class B	104,327	1,189,511
Svenska Handelsbanken AB Class A	80,262	2,049,090
Swedbank AB Class A	41,145	863,462
Telefonaktiebolaget LM Ericsson AB Class B	460,364	4,853,384
TeliaSonera AB	332,358	2,542,786
Volvo AB Class B	64,584	784,395

		22,592,736

SWITZERLAND – 3.44%
Baloise Holding Registered	4,680	441,876
Credit Suisse Group AG Registered	169,533	8,533,269
Holcim Ltd. Registered	29,601	2,111,331
Pargesa Holding SA Bearer	1,677	174,421
Swiss Life Holding AG Registered[b]	1,950	504,246
Swiss Reinsurance Co. Registered	57,798	3,617,890
Swisscom AG Registered	3,464	1,120,511
UBS AG Registered[a,b]	466,698	9,075,673
Zurich Financial Services AG Registered	23,439	6,200,823

		31,780,040

UNITED KINGDOM – 21.82%
Alliance & Leicester PLC	82,329	555,306
Antofagasta PLC	20,358	233,293
AstraZeneca PLC	228,384	11,165,377
Aviva PLC	420,732	4,204,644
Barclays PLC[c]	1,275,186	8,537,934
Berkeley Group Holdings PLC (The) Units[b]	11,595	165,488
BP PLC	2,954,445	30,520,579
British Airways PLC	100,815	509,746
British Energy Group PLC	59,904	865,653

Security	Shares	Value
British Land Co. PLC	86,369	$1,201,896
BT Group PLC	1,259,294	4,337,997
Cadbury PLC	82,559	979,611
Compass Group PLC	203,745	1,477,170
Enterprise Inns PLC	56,160	344,867
Friends Provident PLC	367,926	615,128
GKN PLC	130,806	552,560
Hays PLC	236,106	375,331
HBOS PLC	702,391	4,041,919
Home Retail Group PLC	144,495	621,835
HSBC Holdings PLC	1,847,313	30,701,882
IMI PLC	63,152	549,805
Inchcape PLC	63,609	316,268
Investec PLC	83,726	561,412
Kingfisher PLC	396,622	930,232
Ladbrokes PLC	114,621	572,741
Land Securities Group PLC	77,555	1,984,883
Legal & General Group PLC	1,034,135	2,003,451
Liberty International PLC	16,770	311,601
Lloyds TSB Group PLC	887,640	5,191,458
Logica PLC	254,304	533,976
Marks & Spencer Group PLC	265,161	1,357,790
Mondi PLC	18,174	90,452
National Express Group PLC	12,977	251,149
National Grid PLC	184,899	2,446,660
Next PLC	35,217	665,872
Old Mutual PLC	844,077	1,623,543
Pearson PLC	139,776	1,801,119
Rentokil Initial PLC	326,586	433,446
Rexam PLC	88,608	667,428
Royal Bank of Scotland Group PLC	2,527,733	10,602,717
Royal Dutch Shell PLC Class A	556,803	19,842,449
Royal Dutch Shell PLC Class B	431,691	15,238,536
RSA Insurance Group PLC	380,488	994,142
Schroders PLC	26,754	510,891
SEGRO PLC	82,697	670,820
Severn Trent PLC	38,370	1,011,655
Smiths Group PLC	32,955	683,487
Stagecoach Group PLC	33,337	188,206
Standard Life PLC	121,680	548,959
Tate & Lyle PLC	81,003	626,993
3i Group PLC	44,928	802,761

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value
Tomkins PLC	151,281	$371,594
United Utilities Group PLC	105,929	1,459,401
United Utilities Group PLC Class Bd	137,085	461,638
Vodafone Group PLC	8,336,562	22,467,155
William Hill PLC	40,248	250,742
Wolseley PLC	105,651	715,228

		201,748,876

TOTAL COMMON STOCKS
(Cost: $1,067,135,332)		912,326,973

PREFERRED STOCKS – 0.68%

GERMANY – 0.39%
Bayerische Motoren Werke AG	7,215	266,120
ProSiebenSat.1 Media AG	16,653	142,126
RWE AG	4,479	430,413
Volkswagen AG	17,823	2,791,401

		3,630,060

ITALY – 0.29%
Intesa Sanpaolo SpA RNC	104,500	551,911
Istituto Finanziario Industriale SpA[b]	13,377	281,556
Italcementi SpA RNC	4,641	48,914
Telecom Italia SpA RNC	1,038,648	1,405,827
Unipol Gruppo Finanziario SpA	168,963	341,394

		2,629,602

TOTAL PREFERRED STOCKS
(Cost: $6,568,521)		6,259,662

RIGHTS – 0.04%

FRANCE – 0.04%
Suez Environnement SAb	58,500	420,776

		420,776

TOTAL RIGHTS
(Cost: $417,359)		420,776

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.66%

MONEY MARKET FUNDS – 1.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,e]	33,749	$33,749
BGI Cash Premier Fund LLC 2.60%[c,e,f]	15,339,438	15,339,438

		15,373,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,373,187)		15,373,187

TOTAL INVESTMENTS IN SECURITIES – 101.07% (Cost: $1,089,494,399)		934,380,598

Other Assets, Less Liabilities – (1.07)%		(9,933,734)

NET ASSETS – 100.00%		$924,446,864

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

AUSTRALIA – 7.93%
ABB Grain Ltd.	43,149	$324,670
Adelaide Brighton Ltd.	89,813	295,658
APN News & Media Ltd.	104,671	309,128
Arrow Energy Ltd.[a]	81,187	249,699
Atlas Iron Ltd.[a]	34,333	86,542
Austar United Communications Ltd.[a]	141,759	152,664
Australian Pipeline Trust	116,242	326,901
Australian Wealth Management Ltd.	114,551	162,689
Australian Worldwide Exploration Ltd.[a]	94,411	308,130
AWB Ltd.	84,835	225,012
Babcock & Brown Infrastructure Ltd.	238,830	202,168
Babcock & Brown Wind Partners Ltd.	194,541	295,505
Beach Petroleum Ltd.	206,720	225,539
Centennial Coal Co. Ltd.	63,669	310,199
Crane Group Ltd.	20,881	255,315
David Jones Ltd.	74,081	236,901
Diversified Utility & Energy Trusts Group	143,982	399,496
Downer EDI Ltd.	66,519	432,320
Emeco Holdings Ltd.	243,694	256,711
Felix Resources Ltd.	11,780	232,673
FKP Property Group	39,387	168,557
Flight Centre Ltd.	10,678	184,594
Gindalbie Metals Ltd.[a]	32,737	31,714
Gunns Ltd.	69,844	155,689
Healthscope Ltd.	51,851	212,630
Independence Group NL	23,940	65,299
JB Hi-Fi Ltd.	20,748	237,687
Just Group Ltd.	48,393	151,113
Kagara Ltd.	44,517	141,941
Kingsgate Consolidated Ltd.[a]	58,539	313,835
Lynas Corp. Ltd.[a]	114,171	134,766
Macarthur Coal Ltd.	18,791	285,963
Macmahon Holdings Ltd.	127,129	202,075
Macquarie Communications Infrastructure Group	75,810	206,779
Midwest Corp. Ltd.[a]	12,977	79,214
Minara Resources Ltd.	35,131	64,102
Mincor Resources NL	49,479	83,767
Mount Gibson Iron Ltd.[a]	70,243	173,756

Security	Shares	Value
Murchison Metals Ltd.[a]	43,928	$124,776
Nexus Energy Ltd.[a]	79,135	98,248
Nufarm Ltd.	22,078	349,898
Octaviar Ltd.[b]	7,952	7,404
Pacific Brands Ltd.	96,691	175,974
PanAust Ltd.[a]	207,157	161,718
Panoramic Resources Ltd.	32,775	73,059
PaperlinX Ltd.[c]	101,213	185,156
Publishing and Broadcasting Ltd.	88,274	244,097
Queensland Gas Co. Ltd.[a]	60,368	266,862
Riversdale Mining Ltd.[a]	25,004	241,525
Roc Oil Co. Ltd.[a]	115,767	163,327
Seven Network Ltd.	23,636	164,064
Sigma Pharmaceuticals Ltd.	198,493	185,759
Silex Systems Ltd.[a]	18,278	129,795
Sino Gold Mining Ltd.[a]	40,283	193,230
Straits Resources Ltd.	36,879	199,448
Sundance Resources Ltd.[a]	321,860	77,195
Timbercorp Ltd.	183,958	144,473
Transfield Services Ltd.	22,610	159,494
Transpacific Industries Group Ltd.	27,588	186,825
United Group Ltd.	20,159	253,123
West Australian Newspapers Holdings Ltd.	30,628	256,096
Western Areas NLa,c	17,366	135,569

		12,358,516

AUSTRIA – 1.66%
bwin Interactive Entertainment AGa	3,857	102,906
conwert Immobilien Invest SEa	48,602	726,464
Intercell AGa	6,612	335,385
RHI AGa	10,868	521,422
Schoeller-Bleckmann Oilfield Equipment AG	1,501	138,525
Sparkassen Immobilien AGa	66,500	596,601
Zumtobel AG	9,253	166,314

		2,587,617

BELGIUM – 1.80%
Ackermans & van Haaren NV	4,503	479,441
AGFA-Gevaert NVa	26,220	195,140
Barco NV	6,042	250,288
Cofinimmo SA	4,218	798,160
Compagnie Maritime Belge SA	2,109	124,219

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
Nyrstar NV	9,804	$124,056
Omega Pharma SA	3,838	167,132
Option NVa,c	12,802	54,929
RHJ International SAa	25,954	291,562
Tessenderlo Chemie NV	6,631	320,416

		2,805,343

DENMARK – 1.60%
ALK-Abello A/S	1,900	239,196
Bang & Olufsen A/S Class B	4,123	193,137
D/S Norden A/S	2,945	289,459
East Asiatic Co. Ltd. A/S	4,294	293,190
Formuepleje Epikur A/Sa	1,710	218,137
Genmab A/Sa	4,203	225,890
GN Store Nord A/Sa	38,513	194,907
Neurosearch A/Sa	2,755	140,001
NKT Holding A/S	3,629	244,749
Ringkjobing Landbobank A/S	2,090	284,532
Simcorp A/S	950	171,848

		2,495,046

FINLAND – 1.57%
Alma Media Corp.	24,738	343,903
Amer Sports OYJ Class A	18,449	321,241
Citycon OYJ	47,139	180,930
Huhtamaki OYJ	25,232	215,344
Konecranes OYJ	8,835	354,683
Outotec OYJ	5,909	303,414
Sponda OYJ	28,956	267,909
TietoEnator OYJ	12,692	259,415
Uponor OYJ	13,737	207,687

		2,454,526

FRANCE – 5.11%
Altran Technologies SAa	21,356	185,929
Arkema	7,239	370,464
Beneteau SA	10,431	210,598
BOURBON SA	6,669	387,077
Carbone Lorraine SA	4,427	253,702
Club Mediterranee SAa	5,396	241,544
Derichebourg	21,774	174,281
Etablissements Maurel et Prom	14,231	329,950
Eurofins Scientific SA	1,900	173,718
Groupe Eurotunnel SAa	23,256	335,638
Groupe Steria SCA	9,101	212,429

Security	Shares	Value
Haulotte Group	7,866	$93,151
Havas	61,237	236,952
IMS International Metal Service	6,479	172,457
Ingenico SA	8,341	226,575
Nexans SA	3,496	418,643
Nexity	6,973	156,775
NicOx SAa	9,120	128,065
Orpea SAa	5,149	282,948
Remy Cointreau Group	6,251	308,199
Rhodia SA	14,782	284,374
Saft Groupe SA	5,852	231,278
SEB SA	5,985	336,825
Sechilienne-Sidec	4,446	353,017
Societe de la Tour Eiffel	1,976	234,035
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,755	367,091
Soitec SAa	22,021	131,592
SR Teleperformance SA	11,134	429,779
Theolia SAa	2,280	59,764
Thomson[a]	59,527	262,842
Ubisoft Entertainment[a]	3,762	372,665

		7,962,357

GERMANY – 6.35%
Aareal Bank AG	6,631	160,674
AIXTRON AG	13,357	121,499
ALTANA AG	12,806	201,804
Conergy AGa	5,491	75,650
Demag Cranes AG	5,282	290,833
Deutsche Wohnen AG Bearer[a]	10,507	127,378
DEUTZ AG	21,014	159,017
Douglas Holding AG	9,101	431,533
ElringKlinger AG	6,954	190,526
Epcos AG	15,238	424,385
Freenet AGa	13,490	246,259
Gerresheimer AG	3,857	200,456
Gildemeister AG	9,747	280,887
Heidelberger Druckmaschinen AG	14,478	266,780
Kloeckner & Co. AG	8,493	428,809
Kontron AG	13,129	178,215
KUKA AG	6,954	166,547
LANXESS AG	11,647	453,761
LEONI AG	7,866	326,951

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
MLP AG	14,003	$254,094
MPC Muenchmeyer Petersen Capital AG	2,546	117,980
MTU Aero Engines Holding AG	8,664	269,008
Norddeutsche Affinerie AG	8,512	460,049
Nordex AGa	2,819	93,113
Pfleiderer AG Registered	9,747	116,948
Praktiker Bau - und Heimwerkermaerkte AG	10,165	164,150
Premiere AGa	13,566	246,165
QIAGEN NVa	22,553	431,409
RHON KLINIKUM AG	12,274	395,458
SGL Carbon AGa	8,417	564,440
Software AG	3,287	251,350
SOLON AG fur Solartechnik[a]	1,160	76,233
Stada Arzneimittel AG	7,619	395,499
Symrise AG	14,934	256,542
Tognum AG	9,994	220,487
Vossloh AG	2,641	342,300
Wincor Nixdorf AG	5,624	422,860
Wirecard AGa	10,241	98,268

		9,908,317

HONG KONG – 2.03%
Big Media Group Ltd.[a]	1,900,000	103,496
Cafe de Coral Holdings Ltd.[c]	380,000	720,818
First Pacific Co. Ltd.	532,000	306,153
Giordano International Ltd.[c]	1,368,000	557,562
Huabao International Holdings Ltd.	190,000	152,930
Melco International Development Ltd.	171,000	107,392
Polytec Asset Holdings Ltd.	475,000	90,102
Ports Design Ltd.	104,500	282,604
Prime Success International Group Ltd.	190,000	97,408
Rexcapital Financial Holdings Ltd.[a]	950,000	79,144
Solomon Systech International Ltd.	2,508,000	88,398
Techtronic Industries Co. Ltd.[c]	323,000	307,175
VTech Holdings Ltd.[c]	38,000	232,318
Wonson International Holdings Ltd.[a]	3,040,000	40,911

		3,166,411

Security	Shares	Value
IRELAND – 1.62%
C&C Group PLC	49,400	$231,229
DCC PLC	17,005	403,287
FBD Holdings PLC	8,493	198,105
Grafton Group PLC[a]	29,792	171,987
Greencore Group PLC	60,667	187,608
IAWS Group PLC	13,072	301,855
Independent News & Media PLC	96,900	232,830
Paddy Power PLC	9,861	275,403
United Drug PLC	91,276	521,233

		2,523,537

ITALY – 4.20%
ACEA SpA	18,677	332,788
Alitalia SpA[a]	44,030	30,571
Arnoldo Mondadori Editore SpA	69,483	419,008
Autostrada Torino-Milano SpA	17,081	285,961
Azimut Holding SpA	30,837	249,949
Banca Italease SpA[a]	10,906	90,611
Banca Piccolo Credito Valtellinese Scrl	45,011	449,462
Banca Popolaredell’Etruria e del Lazio Scrl	31,787	328,571
Benetton Group SpA	14,896	171,290
Beni Stabili SpA	267,862	292,970
Buzzi Unicem SpA	13,680	290,068
CIR SpA - Compagnie Industriali Riunite	116,394	308,182
Danieli SpA	10,146	224,790
Davide Campari-Milano SpA	47,424	393,274
ERG SpA	14,497	269,392
Gemina SpA[a]	95,785	117,392
Gruppo Editoriale L’Espresso SpA	92,131	219,359
Hera SpA	100,035	353,520
Impregilo SpA[a]	40,418	200,222
Pirelli & C. Real Estate SpA	10,108	205,023
Recordati SpA	38,152	280,371
Safilo Group SpA	124,412	188,484
Saras SpA	53,029	264,349
Societa Cattolica di Assicurazioni Scrl	9,291	420,392
Tiscali SpA[a]	68,267	166,694

		6,552,693

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
JAPAN – 26.18%
Access Co. Ltd.[a]	38	$56,041
Awa Bank Ltd. (The)	76,000	415,562
Bank of Iwate Ltd. (The)	5,700	325,383
Bank of Nagoya Ltd. (The)	38,000	225,008
Calsonic Kansei Corp.	57,000	191,433
Capcom Co. Ltd.	7,600	237,665
Chiyoda Corp.	57,000	601,193
COMSYS Holdings Corp.	38,000	339,270
Culture Convenience Club Co. Ltd.	24,700	133,001
CyberAgent Inc.	95	126,303
DA Office Investment Corp.	38	139,927
Daifuku Co. Ltd.	19,000	166,822
Daiichi Chuo Kisen Kaisha	19,000	126,919
Dainippon Screen Manufacturing Co. Ltd.	57,000	209,363
Daishi Bank Ltd. (The)	95,000	396,401
DISCO Corp.	5,700	227,821
Don Quijote Co. Ltd.	13,300	248,564
eAccess Ltd.	380	197,234
EDION Corp.	20,900	187,179
Exedy Corp.	9,500	211,824
Foster Electric Co. Ltd.	7,600	137,466
Fuji Machine Manufacturing Co. Ltd.	9,500	171,657
Fujikura Ltd.	95,000	430,680
Funai Electric Co. Ltd.	5,700	177,721
Futaba Industrial Co. Ltd.	19,000	374,428
Global One Real Estate Investment Corp.	38	418,023
Glory Ltd.	11,400	251,552
GS Yuasa Corp.	57,000	270,537
H2O Retailing Corp.	38,000	246,103
Hamamatsu Photonics K.K.	11,400	303,761
Hanwa Co. Ltd.	57,000	332,766
Heiwa Real Estate Co. Ltd.	57,000	250,497
Higo Bank Ltd. (The)	57,000	321,691
Hitachi Zosen Corp.[a,c]	142,500	162,164
Hokkoku Bank Ltd. (The)	76,000	260,166
Hosiden Corp.	15,200	249,478
Hyakugo Bank Ltd. (The)	57,000	344,368
Hyakujushi Bank Ltd. (The)	76,000	428,922
Iino Kaiun Kaisha Ltd.	24,700	212,299

Security	Shares	Value
Inui Steamship Co. Ltd.	5,700	$88,755
Ishihara Sangyo Kaisha Ltd.[a]	76,000	116,020
IT Holdings Corp.[a]	9,500	170,514
Izumi Co. Ltd.	17,100	266,424
Jaccs Co. Ltd.[a]	76,000	174,381
Japan Airport Terminal Co. Ltd.	11,400	166,963
Japan Asia Investment Co. Ltd.	38,000	171,569
Japan Excellent Inc.	57	265,263
Japan Securities Finance Co. Ltd.	57,000	472,517
Juki Corp.	57,000	143,443
Juroku Bank Ltd. (The)	57,000	252,079
K.K. DaVinci Advisors[a]	171	67,555
Kagoshima Bank Ltd. (The)	57,000	412,398
Kanematsu Corp.[a]	152,000	205,320
Kayaba Industry Co. Ltd.	38,000	149,771
Keihan Electric Railway Co. Ltd.	114,000	474,626
Keihin Corp.	15,200	233,587
Keiyo Bank Ltd. (The)	57,000	313,253
Kenedix Inc.	133	96,718
Kenedix Realty Investment Corp.	57	283,194
Kenwood Corp.	152,000	144,849
Kitz Corp.	38,000	180,006
Kiyo Holdings Inc.	190,000	309,386
Koito Manufacturing Co. Ltd.	19,000	254,189
Komeri Co. Ltd.	11,400	325,910
K’s Holdings Corp.	9,500	168,668
Marusan Securities Co. Ltd.	57,000	378,119
Matsui Securities Co. Ltd.	41,800	301,265
Matsuya Co. Ltd.	11,400	230,458
Meiji Seika Kaisha Ltd.	95,000	446,500
Meitec Corp.	13,300	326,701
MID REIT Inc.	57	158,736
Miraca Holdings Inc.	11,400	273,701
Misumi Group Inc.	22,800	431,383
Mitsubishi Steel Manufacturing Co. Ltd.	57,000	275,811
Monex Beans Holdings Inc.	190	103,539
Mori Seiki Co. Ltd.	13,300	195,652
MORI TRUST Sogo REIT Inc.	38	348,411
Musashino Bank Ltd. (The)	7,600	291,104
Nabtesco Corp.	19,000	216,043
Nagase & Co. Ltd.	38,000	398,335

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
Net One Systems Co. Ltd.	190	$262,627
Nifco Inc.	19,000	433,316
Nihon Dempa Kogyo Co. Ltd.	7,600	137,114
Nihon Kohden Corp.	11,400	200,714
Nihon Parkerizing Co. Ltd.	19,000	296,202
Nihon Unisys Ltd.	19,000	277,569
Nippon Commercial Investment Corp.	76	212,351
Nippon Denko Co. Ltd.	19,000	207,605
Nippon Kayaku Co. Ltd.	76,000	483,767
Nippon Konpo Unyu Soko Co. Ltd.	38,000	432,437
Nippon Light Metal Co. Ltd.	152,000	227,821
Nippon Paint Co. Ltd.	114,000	474,626
Nippon Residential Investment Corp.	95	271,592
Nippon Seiki Co. Ltd.	19,000	273,525
Nippon Suisan Kaisha Ltd.	70,300	340,817
Nippon Yakin Kogyo Co. Ltd.	19,000	104,594
Nishimatsuya Chain Co. Ltd.	19,000	198,464
Nishi-Nippon Railroad Co. Ltd.	133,000	470,056
Nissha Printing Co. Ltd.	3,800	190,905
Nitto Boseki Co. Ltd.	76,000	156,099
Ogaki Kyoritsu Bank Ltd. (The)	57,000	324,855
Okasan Holdings Inc.	57,000	297,433
Oki Electric Industry Co. Ltd.[a,c]	171,000	259,462
ORIX JREIT Inc.	57	317,472
Osaka Securities Exchange Co. Ltd.	57	245,751
OSG Corp.	20,900	188,919
Pacific Metals Co. Ltd.	19,000	117,426
Park 24 Co. Ltd.	28,500	159,264
Point Inc.	3,800	117,075
Press Kogyo Co. Ltd.	38,000	175,436
Rengo Co. Ltd.	38,000	267,197
Resorttrust Inc.	26,600	347,251
Rinnai Corp.	9,500	343,665
Risa Partners Inc.[c]	76	105,051
Round One Corp.	114	112,328
Ryohin Keikaku Co. Ltd.	5,700	333,821
Sagami Railway Co. Ltd.	247,000	923,236
San-in Godo Bank Ltd. (The)	38,000	323,098
Sanken Electric Co. Ltd.	38,000	207,078
Sankyu Inc.	57,000	281,612
Sanwa Holdings Corp.[c]	76,000	294,620

Security	Shares	Value
Sanyo Special Steel Co. Ltd.	38,000	$191,608
Sawai Pharmaceutical Co. Ltd.[c]	7,600	335,403
Seino Holdings Co. Ltd.	57,000	338,567
Shiga Bank Ltd.	57,000	371,791
Shima Seiki Manufacturing Ltd.	5,700	142,652
Shimachu Co. Ltd.	13,300	328,547
Shinko Plantech Co. Ltd.	13,300	191,468
Sumitomo Bakelite Co. Ltd.	57,000	295,323
Sumitomo Forestry Co. Ltd.	38,000	307,628
Sumitomo Warehouse Co. Ltd. (The)	57,000	247,860
Sysmex Corp.	7,600	312,902
Tadano Ltd.	19,000	169,987
Taiyo Yuden Co. Ltd.	38,000	386,381
Takara Holdings Inc.	57,000	372,318
Tamron Co. Ltd.	9,500	145,992
TOC Co. Ltd.	28,500	135,005
Toda Corp.	57,000	196,706
Toho Pharmaceutical Co. Ltd.	7,600	143,091
Toho Zinc Co. Ltd.	38,000	166,647
Tokai Carbon Co. Ltd.	38,000	453,884
Tokai Tokyo Securities Co. Ltd.	57,000	220,965
Tokyo Dome Corp.	57,000	296,378
Tokyo Seimitsu Co. Ltd.	11,400	166,436
Tokyo Tomin Bank Ltd. (The)	7,600	142,740
TOKYU REIT Inc.	38	291,104
Topcon Corp.	20,900	155,660
Toyo Engineering Corp.	38,000	286,534
TS Tech Co. Ltd.	24,700	388,262
Tsumura & Co.	13,300	353,157
ULVAC Inc.	5,700	181,413
Wacom Co. Ltd.	57	126,356
Works Applications Co. Ltd.	76	79,034
Xebio Co. Ltd.	7,600	156,451
Yamatake Corp.	11,400	275,283
Yodogawa Steel Works Ltd.	57,000	301,651
Yoshinoya Holdings Co. Ltd.	228	260,517
Zensho Co. Ltd.	24,700	124,774

		40,825,034

NETHERLANDS – 3.21%
Aalberts Industries NV	15,941	245,486
Advanced Metallurgical Group NVa	2,432	201,072
Arcadis NV	12,008	270,353

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
BinckBank NV	11,364	$110,817
Crucell NVa	12,160	199,782
CSM NV	11,457	382,721
Gemalto NVa	10,279	389,719
Imtech NV	9,994	222,826
Koninklijke BAM Groep NV	13,528	211,071
Koninklijke Boskalis Westminster NV	8,113	437,471
Koninklijke Wessanen NV	24,700	244,717
Nutreco Holding NV	4,408	294,361
Oce NV	19,057	181,970
OPG Groep NV	12,711	226,089
Telegraaf Media Groep NVc	9,349	287,943
USG People NV	10,165	154,952
VastNed Retail NV	4,278	348,622
Wavin NV	21,299	172,141
Wereldhave NV	3,876	418,126

		5,000,239

NEW ZEALAND – 0.12%
Fisher & Paykel Appliances Holdings Ltd.	135,945	193,092

		193,092

NORWAY – 3.20%
ABG Sundal Collier Holding ASA	152,000	185,073
AkerYards ASA[a]	17,100	215,703
BW Gas ASA[a,b]	17,700	153,583
Cermaq ASA	13,300	136,029
DNO International ASA[a]	119,966	193,746
Ekornes ASA	28,291	429,896
Fred Olsen Energy ASA	4,978	272,994
Frontline Ltd.	6,329	401,334
Golar LNG Ltd.	11,400	212,094
Marine Harvest ASA[a]	307,496	220,449
ODIM ASA[a]	3,800	68,107
Revus Energy ASA[a]	7,600	104,381
Schibsted ASA	7,336	215,803
Sevan Marine ASA[a]	22,800	253,180
Songa Offshore ASA[a]	7,900	113,888
SpareBank 1 SMN	26,600	259,103
Stolt-Nielsen SA	7,163	149,313
Subsea 7 Inc.[a]	15,200	359,783
Tandberg ASA	16,986	300,467
TGS-NOPEC Geophysical Co. ASA[a]	19,304	245,197

Security	Shares	Value
Tomra Systems ASA	30,894	$215,465
Veidekke ASA	29,550	191,124
Wavefield Inseis ASA[a]	15,200	97,719

		4,994,431

PORTUGAL – 0.82%
Mota-Engil SGPS SA	62,662	369,564
Portucel Empresa Produtore de Pasta e Papel SA	117,135	336,278
Redes Energeticas Nacionais SA	50,312	223,331
Semapa-Sociedade de Investimento e Gestao SGPS SA	29,849	348,358

		1,277,531

SINGAPORE – 2.13%
Banyan Tree Holdings Ltd.	171,000	152,467
CDL Hospitality Trusts	152,000	158,854
Chartered Semiconductor Manufacturing Ltd.[a,c]	247,000	109,212
Ezra Holdings Ltd.	38,000	55,543
Indofood Agri Resources Ltd.[a]	38,000	49,989
Metro Holdings Ltd.	703,000	405,883
Raffles Education Corp. Ltd.	228,000	191,625
Singapore Petroleum Co. Ltd.	38,000	176,906
Singapore Post Ltd.[c]	665,000	505,445
SMRT Corp. Ltd.[c]	342,000	444,902
Suntec REIT	456,000	516,553
United Industrial Corp. Ltd.	190,000	395,747
Wing Tai Holdings Ltd.	133,000	157,465

		3,320,591

SPAIN – 3.13%
Abengoa SA	8,056	209,029
Banco Pastor SA	26,752	301,779
Bolsas y Mercados Espanoles	8,493	315,511
Construcciones y Auxiliar de Ferrocarriles SA	722	317,448
Ebro Puleva SA	22,458	393,150
FAES FARMA SAc	28,083	237,924
General de Alquiler de Maquinaria SAa	7,828	120,915
La Seda de Barcelona SA Class B	140,733	217,383
NH Hoteles SAc	20,748	244,409
Obrascon Huarte Lain SA	8,113	242,280
Papeles y Cartones de Europa SA	33,364	222,800
Realia Business SAc	42,028	193,444

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
Tecnicas Reunidas SA	4,541	$343,060
Tubacex SA	37,373	337,039
Tubos Reunidos SA	36,746	216,719
Vidrala SA	7,847	231,398
Viscofan SA	25,555	537,477
Zeltia SA	32,832	195,172

		4,876,937

SWEDEN – 3.69%
Castellum AB	27,968	280,757
D. Carnegie & Co. ABc	13,528	173,244
Elekta AB Class B	17,822	376,955
Eniro ABc	82,821	333,928
Fabege AB	27,379	197,707
Hakon Invest AB	11,400	172,836
Hexagon AB Class B	20,900	343,631
Hexpol ABa	2,360	20,474
Intrum Justitia AB	15,200	244,262
JM AB	19,000	225,267
Kinnevik Investment AB	26,410	399,312
Kungsleden AB	23,826	168,113
Lindab International AB	11,400	198,738
Meda AB Class A	24,700	259,175
NCC AB Class B	15,200	200,307
Nibe Industrier AB Class Bc	20,615	153,973
Nobia AB	36,841	200,894
Oriflame Cosmetics SA SDR	5,605	364,917
PA Resources ABa	15,200	154,469
Ratos AB Class B	13,243	381,860
RNB RETAIL AND BRANDS ABc	38,000	121,189
Trelleborg AB Class B	16,188	279,532
Vostok Gas Ltd. SDR[a]	4,275	297,753
West Siberian Resources Ltd. GDR[a]	190,000	207,215

		5,756,508

SWITZERLAND – 4.58%
Bank Sarasin & Compagnie AG Class B Registered	7,600	345,916
Barry Callebaut AG Registered[a]	361	244,743
Basilea Pharmaceutica AG Registered[a]	1,387	230,284
Bucher Industries AG Registered	1,121	259,178
Burckhardt Compression Holding AG	760	206,679
Charles Voegele Holding AG Bearer[a]	2,090	142,591
Clariant AG Registered[a]	35,739	356,026

Security	Shares	Value
Flughafen Zurich AG Registered	646	$224,990
Forbo Holding AG Registered[a]	437	196,817
Galenica AG Registered	798	255,847
Georg Fischer AG Registered[a]	608	220,748
Jelmoli Holding AG	114	278,256
Kaba Holding AG Registered	912	243,664
Kuoni Reisen Holding AG Class B Registered	665	288,399
Panalpina Welttransport Holding AG Registered	2,242	185,264
Partners Group Holding AG	3,306	429,654
Petroplus Holdings AGa	7,752	314,666
PSP Swiss Property AG Registered[a]	10,564	676,882
Rieter Holding AG Registered	969	308,360
Schulthess Group AG Registered	2,869	156,043
Sika AG Bearer	270	350,382
Tecan AG Registered	3,914	213,627
Temenos Group AG Registered[a]	8,512	251,786
Valora Holding AG Registered	1,007	249,828
Verwaltungs-und Privat-Bank AG Bearer	1,558	375,749
Von Roll Holding AG Bearer	12,179	138,292

		7,144,671

UNITED KINGDOM – 18.88%
Aberdeen Asset Management PLC	84,797	238,944
Admiral Group PLC	18,791	344,500
Aegis Group PLC	131,423	283,766
Afren PLC[a]	50,616	124,329
Aggreko PLC	33,250	468,300
Amlin PLC	55,537	281,634
Aricom PLC[a]	115,387	122,285
ARM Holdings PLC	154,679	294,147
Arriva PLC	26,448	366,736
Ashtead Group PLC	98,306	131,933
Autonomy Corp. PLC[a]	23,009	488,146
AVEVA Group PLC	13,224	411,268
Babcock International Group PLC	31,236	374,346
BBA Aviation PLC	82,080	200,395
Bellway PLC	21,508	203,333
Bodycote PLC	57,019	229,569
Bovis Homes Group PLC	26,258	173,858
Bowleven PLC[a]	10,640	52,692

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
Britvic PLC	46,474	$204,604
BSS Group PLC (The)	32,490	173,931
BTG PLC[a]	27,664	117,271
Carillion PLC	81,929	461,318
Cattles PLC	68,096	161,195
Central African Mining & Exploration Co. PLC[a]	150,822	120,252
Charter PLC	20,083	339,742
Chemring Group PLC	7,087	333,698
Chloride Group PLC	66,595	334,742
Climate Exchange PLC[a]	5,434	212,593
Close Brothers Group PLC	23,902	282,901
COLT Telecom Group SAa	46,987	123,326
Cookson Group PLC	28,766	354,432
CSR PLC[a]	19,304	110,129
Dairy Crest Group PLC	26,448	206,289
Dana Petroleum PLC[a]	13,110	374,222
Davis Service Group PLC (The)	32,813	269,097
De La Rue PLC	21,033	351,230
Debenhams PLC	203,338	164,138
Dimension Data Holdings PLC	227,183	220,513
Drax Group PLC	40,641	584,069
DS Smith PLC	66,044	143,909
DSG International PLC	371,830	331,451
easyJet PLC[a]	23,978	158,168
Electrocomponents PLC	72,542	223,092
Enodis PLC	57,342	361,212
Filtrona PLC	81,757	255,480
Forth Ports PLC	10,602	337,704
Galiform PLC	163,932	100,667
GAME Group PLC (The)	63,593	322,802
Go-Ahead Group PLC (The)	7,049	238,634
Greene King PLC	26,600	272,681
Halfords Group PLC	67,944	373,151
Halma PLC	91,808	360,997
Henderson Group PLC	109,877	254,657
Hiscox Ltd.	61,294	242,531
HMV Group PLC	120,365	287,905
Homeserve PLC	8,740	255,368
Hunting PLC	19,608	327,434
IG Group Holdings PLC	40,432	283,725
Imperial Energy Corp. PLC[a]	13,661	281,435

Security	Shares	Value
Informa PLC	54,093	$467,990
Inmarsat PLC	54,644	520,655
Intermediate Capital Group PLC	11,837	317,719
Interserve PLC	28,234	222,457
Intertek Group PLC	20,615	413,671
JD Wetherspoon PLC	40,755	170,545
JKX Oil & Gas PLC	11,514	89,123
John Wood Group PLC	42,066	352,480
Kesa Electricals PLC	103,151	307,519
Laird PLC	27,360	157,173
Luminar Group Holdings PLC	37,164	147,052
Marston’s PLC	61,161	216,865
Melrose PLC	42,270	133,344
Michael Page International PLC	47,272	242,296
Misys PLC	74,138	251,131
Morgan Crucible Co. PLC (The)	51,756	202,227
Northgate PLC	21,299	143,345
Northumbrian Water Group PLC	65,797	402,742
Paragon Group of Companies PLC	102,030	200,090
PartyGaming PLC[a]	30,381	133,453
PayPoint PLC	6,441	82,104
Pennon Group PLC	38,817	492,497
Peter Hambro Mining PLC	8,265	176,819
Petrofac Ltd.	28,690	364,862
Premier Farnell PLC	81,244	271,580
Premier Foods PLC	120,384	206,872
Premier Oil PLC[a]	13,946	359,409
Provident Financial PLC	22,002	383,537
QinetiQ Group PLC	75,259	298,534
Rank Group PLC	154,964	231,761
Regal Petroleum PLC[a]	30,552	101,523
Regus Group PLC	95,114	130,004
Restaurant Group PLC (The)	71,763	167,032
Shaftesbury PLC	28,177	223,263
Sibir Energy PLC	19,494	239,031
SIG PLC	20,805	182,263
Signet Group PLC	335,787	334,243
SOCO International PLC[a]	6,137	177,246
Spectris PLC	20,767	294,132
Spirent Communications PLC[a]	120,270	150,093
SSL International PLC	28,956	240,908
Taylor Nelson Sofres PLC	36,404	195,606

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

July 31, 2008

Security	Shares	Value
Tullett Prebon PLC	33,231	$306,755
UK Coal PLC[a]	25,707	230,299
Ultra Electronics Holdings PLC	17,385	450,104
Venture Production PLC	20,938	306,923
VT Group PLC	32,300	407,572
W.H. Smith PLC	36,749	263,704
W.S. Atkins PLC	14,592	252,488
Weir Group PLC (The)	23,940	423,248
Wellstream Holdings PLC[a]	13,224	313,821
Wincanton PLC	33,345	171,573
Yell Group PLC	150,385	210,018

		29,434,577

TOTAL COMMON STOCKS (Cost: $166,361,092)		155,637,974

WARRANTS – 0.00%

AUSTRALIA – 0.00%
Beach Petroleum Ltd., Expires 6/30/10	18,496	2,523

		2,523

TOTAL WARRANTS (Cost: $0)		2,523

SHORT-TERM INVESTMENTS – 2.23%

MONEY MARKET FUNDS – 2.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[d,e]	154,989	154,989
BGI Cash Premier Fund LLC 2.60%[d,e,f]	3,324,113	3,324,113

		3,479,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,479,102)		3,479,102

TOTAL INVESTMENTS IN SECURITIES – 102.04% (Cost: $169,840,194)		159,119,599

Other Assets, Less Liabilities – (2.04)%		(3,186,599)

NET ASSETS – 100.00%		$155,933,000

GDR – Global Depositary Receipts

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.71%

AUSTRALIA – 3.58%
AGL Energy Ltd.	850	$10,681
Alumina Ltd.	2,025	8,856
Amcor Ltd.	1,660	8,322
AMP Ltd.	3,605	22,243
Aristocrat Leisure Ltd.	965	4,402
Asciano Group	1,525	6,096
ASX Ltd.	340	11,065
Australia and New Zealand Banking Group Ltd.	3,515	53,723
AXA Asia Pacific Holdings Ltd.	1,510	6,391
Babcock & Brown Ltd.[a]	475	2,931
Bendigo and Adelaide Bank Ltd.	725	7,365
BHP Billiton Ltd.	6,475	241,836
BlueScope Steel Ltd.	1,550	16,940
Boral Ltd.	1,780	9,359
Brambles Ltd.	2,700	20,951
Caltex Australia Ltd.	520	5,820
CFS Retail Property Trust	4,665	8,951
Coca-Cola Amatil Ltd.	1,065	7,733
Cochlear Ltd.	150	6,236
Commonwealth Bank of Australia	2,475	92,533
Computershare Ltd.	1,120	9,217
CSL Ltd.	1,060	34,496
Dexus Property Group	5,645	7,433
Fortescue Metals Group Ltd.[b]	2,400	19,639
Foster’s Group Ltd.	4,570	21,320
Goodman Group	2,910	6,979
GPT Group	4,270	6,105
Harvey Norman Holdings Ltd.	1,605	4,906
Incitec Pivot Ltd.	85	13,111
Insurance Australia Group Ltd.	3,280	12,062
James Hardie Industries NV	1,760	7,697
John Fairfax Holdings Ltd.	2,480	6,415
Leighton Holdings Ltd.	270	10,793
Lend Lease Corp. Ltd.	740	6,981
Macquarie Group Ltd.	540	26,121
Macquarie Infrastructure Group	5,235	12,654
Mirvac Group	2,125	5,097
National Australia Bank Ltd.	3,090	71,786
Newcrest Mining Ltd.	890	24,677

Security	Shares	Value
OneSteel Ltd.	1,750	$11,160
Orica Ltd.	620	13,925
Orica Ltd. New[c]	109	2,437
Origin Energy Ltd.	3,445	51,357
OZ Minerals Ltd.	6,040	11,362
Paladin Energy Ltd.[b]	1,550	7,945
Qantas Airways Ltd.	1,970	6,152
QBE Insurance Group Ltd.	1,795	38,138
Rio Tinto Ltd.	756	89,166
Santos Ltd.	1,410	24,004
Sonic Healthcare Ltd.	685	8,943
St. George Bank Ltd.	610	15,892
Stockland Corp. Ltd.	2,935	12,781
Suncorp-Metway Ltd.	1,690	21,268
Tabcorp Holdings Ltd.	1,540	12,573
Tatts Group Ltd.	2,810	6,502
Telstra Corp. Ltd.	7,632	32,302
Toll Holdings Ltd.	1,075	6,653
Transurban Group	2,070	10,124
Virgin Blue Holdings Ltd.	1,290	959
Wesfarmers Ltd.	1,125	36,389
Westfield Group	3,445	52,426
Westpac Banking Corp.	3,520	71,346
Woodside Petroleum Ltd.	975	49,337
Woolworths Ltd.	2,310	54,751
WorleyParsons Ltd.	275	8,274

		1,516,089

AUSTRIA – 0.38%
Andritz AG	165	9,911
Erste Bank der Oesterreichischen Sparkassen AG	425	27,353
Immoeast AGb	1,090	7,840
IMMOFINANZ AG	1,440	13,076
Meinl European Land Ltd.[b]	850	8,501
Oesterreichische Elektrizitaetswirtschafts AG Class A	190	15,154
OMV AG	350	24,246
Raiffeisen International Bank Holding AG	85	10,636
Telekom Austria AG	730	15,080
Vienna Insurance Group	66	4,413
voestalpine AG	280	18,501
Wienerberger AG	210	5,668

		160,379

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
BELGIUM – 0.59%
Belgacom SA	415	$16,437
Colruyt SA	55	15,381
Compagnie Nationale a Portefeuille SA	80	6,305
Delhaize Group	166	9,140
Dexia SA	1,300	17,788
Fortis	2,685	38,039
Groupe Bruxelles Lambert SA	300	33,467
InBev	385	25,980
KBC Ancora SCA	110	8,853
KBC Group NV	270	27,618
Mobistar SA	115	9,537
Solvay SA	190	22,838
UCB SA	136	4,669
Umicore	325	14,675

		250,727

CANADA – 5.06%
Agnico-Eagle Mines Ltd.	265	14,496
Agrium Inc.	260	22,812
Alimentation Couche-Tard Inc. Class B	555	6,061
Bank of Montreal	950	44,408
Bank of Nova Scotia	1,880	91,621
Barrick Gold Corp.	1,675	70,819
Bombardier Inc. Class B	2,790	19,968
Brookfield Asset Management Inc. Class A	980	32,968
Brookfield Properties Corp.	475	8,985
CAE Inc.	820	8,843
Cameco Corp.	665	23,707
Canadian Imperial Bank of Commerce	720	43,514
Canadian National Railway Co.	970	51,066
Canadian Natural Resources Ltd.	1,020	79,577
Canadian Oil Sands Trust	435	21,819
Canadian Pacific Railway Ltd.	295	18,496
Canadian Tire Corp. Ltd. Class A	145	7,701
CGI Group Inc.[b]	870	9,247
Enbridge Inc.	570	24,972
EnCana Corp.	1,425	102,684
Enerplus Resources Fund	255	10,441
Fairfax Financial Holdings Ltd.	35	8,952
Finning International Inc.	410	10,934
First Quantum Minerals Ltd.	135	9,279

Security	Shares	Value
Fording Canadian Coal Trust	280	$24,711
Fortis Inc.	370	9,759
Gildan Activewear Inc.[b]	255	6,475
Goldcorp Inc.	1,360	50,591
Great-West Lifeco Inc.	435	12,653
Harvest Energy Trust	465	9,082
Husky Energy Inc.	470	20,779
IGM Financial Inc.	250	10,419
Imperial Oil Ltd.	600	29,516
Inmet Mining Corp.	115	7,281
Ivanhoe Mines Ltd.[b]	905	10,201
Kinross Gold Corp.	1,155	21,027
Loblaw Companies Ltd.	320	9,049
Lundin Mining Corp.[b]	1,050	5,682
Magna International Inc. Class A	190	11,179
Manulife Financial Corp.	2,915	107,214
Methanex Corp.	340	9,127
National Bank of Canada	290	14,139
Nexen Inc.	880	27,639
Niko Resources Ltd.	115	9,481
Nortel Networks Corp.[b]	835	6,391
NOVA Chemicals Corp.	295	7,574
Onex Corp.	290	7,889
OPTI Canada Inc.[b]	560	10,615
Penn West Energy Trust	800	23,933
Petro-Canada	915	42,166
Potash Corp. of Saskatchewan Inc.	605	124,103
Power Corp. of Canada	605	18,423
Power Financial Corp.	405	13,348
Research In Motion Ltd.[b]	950	116,570
Rogers Communications Inc. Class B	935	31,536
Royal Bank of Canada	2,445	112,648
Saputo Inc.	335	8,656
Shaw Communications Inc. Class B	690	14,613
Sherritt International Corp.	622	6,423
Shoppers Drug Mart Corp.	355	18,817
SilverWheaton Corp.[b]	230	2,949
Sino-Forest Corp.[b]	490	7,788
SNC-Lavalin Group Inc.	265	14,390
Sun Life Financial Inc.	1,045	40,555
Suncor Energy Inc.	1,730	93,893
Talisman Energy Inc.	1,955	34,904

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Teck Cominco Ltd. Class B	820	$37,604
TELUS Corp.	86	3,187
TELUS Corp. NVS	295	10,355
Thomson Reuters Corp.	465	14,985
Tim Hortons Inc.	505	13,731
TMX Group Inc.	185	7,071
Toronto-Dominion Bank (The)	1,255	76,226
TransAlta Corp.	365	12,959
TransCanada Corp.	905	35,033
Uranium One Inc.[b]	550	1,963
Yamana Gold Inc.	1,230	15,184
Yellow Pages Income Fund	760	6,692

		2,142,548

DENMARK – 0.53%
Carlsberg A/S Class B	160	13,066
Coloplast A/S Class B	105	8,882
Danisco A/S	135	9,260
Danske Bank A/S	900	25,738
DSV A/S	425	9,154
FLS Industries A/S Class B	105	10,221
Jyske Bank A/S Registered[b]	125	7,934
Novo Nordisk A/S Class B	930	59,415
Novozymes A/S Class B	95	9,020
Sydbank A/S	245	9,350
Topdanmark A/Sb	70	10,232
Vestas Wind Systems A/Sb	360	47,580
William Demant Holding A/Sb	53	3,231

		223,083

FINLAND – 0.90%
Elisa OYJ Class A	340	7,236
Fortum OYJ	895	39,686
Kesko OYJ Class B	170	4,735
Kone OYJ Class B	310	9,427
Metso OYJ	265	9,592
Neste Oil OYJ	295	7,180
Nokia OYJ	7,715	212,459
Nokian Renkaat OYJ	250	10,875
Outokumpu OYJ	305	7,176
Rautaruukki OYJ	215	8,172
Sampo OYJ Class A	875	22,144
Stora Enso OYJ Class R	1,225	11,162
UPM-Kymmene OYJ	1,095	17,444
Wartsila OYJ Class B	215	13,187

		380,475

Security	Shares	Value
FRANCE – 5.68%
Accor SA	410	$27,546
Aeroports de Paris	95	8,280
Air France-KLM	280	7,021
Alcatel-Lucent[b]	4,440	26,775
ALSTOM	320	36,158
ArcelorMittal	1,800	160,700
Atos Origin SA	180	10,461
AXA	3,010	89,160
BNP Paribas	1,625	161,759
Bouygues SA	415	27,027
Cap Gemini SA	270	17,377
Carrefour SA	1,155	59,343
Casino Guichard-Perrachon SA	95	9,531
Christian Dior SA	80	8,663
CNP Assurances SA	85	9,516
Compagnie de Saint-Gobain	545	34,192
Compagnie Generale de Geophysique-Veritas[b]	250	9,888
Compagnie Generale des Etablissements Michelin Class B	285	18,925
Credit Agricole SA	1,546	33,215
Dassault Systemes SA	170	11,077
Electricite de France	250	21,824
Essilor International SA	365	18,087
European Aeronautic Defence and Space Co.	436	8,292
France Telecom SA	3,470	110,285
GDF SUEZ	2,286	143,882
Gecina SA	30	3,566
Groupe Danone	825	61,464
Hermes International	135	21,588
Icade	65	7,038
Klepierre	190	7,752
Lafarge SA	290	39,727
Lagardere SCA	260	14,340
L’Air Liquide SA	522	68,634
L’Oreal SA	480	50,477
LVMH Moet Hennessy Louis Vuitton SA	470	52,029
Natixis	460	3,761
Neopost SA	95	9,503
Pernod Ricard SA	330	28,900

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
PPR SA	155	$16,970
PSA Peugeot Citroen SA	300	14,763
Publicis Groupe SA	270	8,872
Renault SA	360	30,168
Safran SA	520	8,835
Sanofi-Aventis	1,955	137,477
Schneider Electric SA	445	49,588
SCOR SE	375	8,964
SES SA	195	4,780
Societe Generale	785	73,292
Societe Television Francaise 1	360	6,212
Sodexo[a]	205	13,453
STMicroelectronics NV	1,330	14,821
Technip SA	185	15,783
Thales SA	185	10,513
Total SA	4,080	314,472
Unibail-Rodamco	135	30,388
Valeo SA	210	6,832
Vallourec SA	95	28,483
Veolia Environnement	665	35,381
Vinci SA	770	43,851
Vivendi	2,260	95,101

		2,406,762

GERMANY – 4.73%
Adidas AG	355	21,829
Allianz SE Registered	875	149,246
BASF SE	1,860	118,085
Bayer AG	1,385	119,760
Bayerische Motoren Werke AG	400	18,043
Beiersdorf AG	155	10,036
Celesio AG	170	5,567
Commerzbank AG	1,345	43,608
Continental AG	345	38,945
Daimler AG Registered	1,800	104,839
Deutsche Bank AG Registered[a]	975	90,651
Deutsche Boerse AG	380	43,584
Deutsche Lufthansa AG Registered	375	8,642
Deutsche Post AG Registered	1,455	34,257
Deutsche Postbank AG	205	14,556
Deutsche Telekom AG Registered	5,565	96,857
E.ON AG	1,205	230,218
Fresenius Medical Care AG & Co. KGaA	360	19,901

Security	Shares	Value
GEA Group AG	430	$14,217
Hamburger Hafen und Logistik AG	40	2,609
Hannover Rueckversicherung AG	100	4,781
Henkel AG & Co. KGaA	195	7,503
Hochtief AG	75	5,860
Hypo Real Estate Holding AG	355	10,003
Infineon Technologies AGb	1,420	10,845
IVG Immobilien AG	260	4,949
K+S AG	280	34,770
Linde AG	230	31,895
MAN AG	215	21,704
Merck KGaA	125	15,138
METRO AG	305	17,251
Muenchener Rueckversicherungs-Gesellschaft AG Registered[a]	395	65,821
Q-Cells AGb	95	9,337
Rheinmetall AG	125	7,700
RWE AG	845	101,465
Salzgitter AG	85	14,013
SAP AG	1,665	96,795
Siemens AG Registered	1,645	202,146
SolarWorld AG	165	7,775
ThyssenKrupp AG	705	39,500
TUI AG	605	13,952
Volkswagen AG	300	95,843

		2,004,496

GREECE – 0.12%
Hellenic Telecommunications Organization SA SP ADR	1,045	10,899
National Bank of Greece SA ADR	4,011	37,703

		48,602

HONG KONG – 1.23%
Bank of East Asia Ltd.	3,000	14,611
BOC Hong Kong (Holdings) Ltd.	7,500	19,052
Cheung Kong (Holdings) Ltd.	5,000	70,621
CLP Holdings Ltd.	2,500	20,539
Esprit Holdings Ltd.	2,500	26,867
Foxconn International Holdings Ltd.[b]	5,000	4,787
Hang Lung Properties Ltd.	5,000	15,925
Hang Seng Bank Ltd.	1,500	29,568
Hong Kong and China Gas Co. Ltd. (The)	5,200	11,503

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	2,500	$37,265
Hongkong Electric Holdings Ltd.	2,500	14,547
Hutchison Whampoa Ltd.	5,000	47,070
Kerry Properties Ltd.	2,500	13,362
Kingboard Chemical Holdings Co. Ltd.	2,500	12,016
Link REIT (The)	5,000	11,215
MTR Corp. Ltd.	5,000	16,341
New World Development Co. Ltd.	5,000	9,420
Noble Group Ltd.	5,400	8,524
Pacific Basin Shipping Ltd.	10,000	14,201
Sun Hung Kai Properties Ltd.	5,000	74,978
Swire Pacific Ltd. Class Aa	2,500	26,899
Wharf Holdings Ltd. (The)	5,000	22,365

		521,676

IRELAND – 0.27%
Allied Irish Banks PLC	2,035	25,226
Anglo Irish Bank Corp. PLC	1,170	9,347
Bank of Ireland	2,285	19,074
CRH PLC	1,165	29,992
Elan Corp. PLC[b]	895	18,852
Kerry Group PLC Class A	335	9,293
Smurfit Kappa Group PLC	570	3,415

		115,199

ITALY – 1.94%
Alleanza Assicurazioni SpA	750	7,337
Assicurazioni Generali SpA	1,995	69,507
Atlantia SpA	596	16,013
Autogrill SpA	565	6,753
Banca Carige SpA	2,355	8,368
Banca Monte dei Paschi di Siena SpA	4,810	13,734
Banca Popolare di Milano Scrl	1,520	15,309
Banco Popolare SpA	1,270	22,986
Enel SpA	8,245	76,478
Eni SpA	4,950	167,903
Fiat SpA	1,420	24,548
Finmeccanica SpA	640	18,993
Fondiaria-Sai SpA	230	7,654
IFIL Investments SpA	1,005	6,907
Intesa Sanpaolo SpA	14,890	84,158
Lottomatica SpA	146	4,576
Luxottica Group SpA	310	7,608

Security	Shares	Value
Mediaset SpA	1,385	$9,876
Mediobanca SpA	1,075	15,724
Parmalat SpA	3,280	8,173
Pirelli & C. SpA	8,345	5,208
Prysmian SpA	553	13,710
Saipem SpA	246	9,565
Snam Rete Gas SpA	1,530	10,152
Telecom Italia SpA	20,275	36,790
Terna SpA	3,640	15,164
UniCredito SpA	18,605	111,832
Unione di Banche Italiane ScpA	1,185	28,251

		823,277

NETHERLANDS – 1.39%
Aegon NV	2,820	33,166
Akzo Nobel NV	540	31,098
ASML Holding NV	790	18,304
Corio NV	115	8,898
Fugro NV CVA	130	9,282
Heineken NV	465	21,715
ING Groep NV	3,660	119,949
Koninklijke Ahold NV	2,450	28,001
Koninklijke DSM NV	315	19,202
Koninklijke KPN NV	3,605	63,053
Koninklijke Philips Electronics NV	2,185	73,228
Reed Elsevier NV	1,285	21,352
SBM Offshore NV	290	6,529
TNT NV	790	27,807
TomTom NVa,b	115	2,618
Unilever NV	3,295	91,202
Wolters Kluwer NV	605	14,150

		589,554

NORWAY – 0.61%
Acergy SA	465	7,836
Aker Solutions ASA	365	8,640
DnB NOR ASA	1,530	19,762
Norsk Hydro ASA	1,465	18,551
Orkla ASA	1,625	20,799
Petroleum Geo-Services ASA[b]	360	8,416
Renewable Energy Corp. ASA[b]	355	10,478
Seadrill Ltd.	475	14,320
StatoilHydro ASA	2,630	86,487
Storebrand ASA	890	6,233

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Telenor ASA	1,875	$28,492
Yara International ASA	370	26,670

		256,684

PORTUGAL – 0.18%
Banco BPI SA Registered	1,708	6,476
Banco Comercial Portugues SA Registered[a]	3,617	6,462
Banco Espirito Santo SA Registered	556	8,367
BRISA - Auto-estradas de Portugal SA	705	7,172
CIMPOR - Cimentos de Portugal SGPS SA	275	1,824
Energias de Portugal SA	3,680	20,182
Portugal Telecom SGPS SA Registered	1,736	19,123
Sonae SGPS SA	1,675	1,777
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	391	3,801

		75,184

SINGAPORE – 0.56%
CapitaLand Ltd.	5,000	20,829
CapitaMall Trust Management Ltd.	5,000	10,963
ComfortDelGro Corp. Ltd.	10,000	11,474
Neptune Orient Lines Ltd.	5,000	10,378
Oversea-Chinese Banking Corp.	5,000	30,805
SembCorp Marine Ltd.	5,000	15,311
Singapore Press Holdings Ltd.	5,000	14,726
Singapore Technologies Engineering Ltd.	5,000	10,159
Singapore Telecommunications Ltd.	15,000	39,246
United Overseas Bank Ltd.	5,000	71,183

		235,074

SPAIN – 2.31%
Abertis Infraestructuras SA	556	11,850
Acciona SA	55	11,641
Acerinox SA	395	7,852
Actividades de Construcciones y Servicios SA	495	24,490
Banco Bilbao Vizcaya Argentaria SA	7,525	138,895
Banco Popular Espanol SAa	1,715	18,811
Banco Sabadell SA	1,865	15,248
Banco Santander SA	12,045	234,539
Bankinter SA	495	4,719

Security	Shares	Value
Cintra Concesiones de Infraestructuras de Transporte SA	615	$6,966
Criteria CaixaCorp SA	495	2,688
Enagas SA	110	2,852
Gamesa Corporacion Tecnologica SA	385	18,429
Gas Natural SDG SA	240	11,732
Gestevision Telecinco SA	180	2,441
Grupo Ferrovial SA	130	6,635
Iberdrola SA	7,230	98,818
Indra Sistemas SA	370	9,929
Industria de Diseno Textil SA	440	21,316
Mapfre SA	2,275	11,394
Red Electrica Corporacion SA	220	13,301
Repsol YPF SA	1,670	56,333
Sacyr Vallehermoso SA	225	4,578
Telefonica SA	8,355	218,090
Union Fenosa SA	675	18,199
Zardoya Otis SA	310	6,394
Zardoya Otis SA Temporary[c]	18	371

		978,511

SWEDEN – 1.15%
Alfa Laval AB	740	11,617
Assa Abloy AB Class B	575	7,910
Atlas Copco AB Class A	1,205	18,817
Atlas Copco AB Class B	695	9,848
Boliden AB	715	4,242
Electrolux AB Class B	560	6,801
Getinge AB Class B	375	8,737
Hennes & Mauritz AB Class B	895	48,065
Husqvarna AB Class B	430	3,588
Investor AB Class B	485	10,639
Lundin Petroleum ABb	925	12,228
Millicom International Cellular SA SDR	85	6,271
Modern Times Group MTG AB Class B	150	8,477
Nordea Bank AB	3,895	55,673
Sandvik AB	1,775	23,391
Scania AB Class B	680	10,731
Securitas AB Class B	705	8,213
Skandinaviska Enskilda Banken AB Class A	860	17,835
Skanska AB Class B	875	11,386
SKF AB Class B	650	11,090

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
SSAB Svenskt Stal AB Class A	380	$10,549
Svenska Cellulosa AB Class B	995	11,345
Svenska Handelsbanken AB Class A	900	22,977
Swedbank AB Class A	325	6,820
Swedish Match AB	435	8,680
Tele2 AB Class B	530	9,327
Telefonaktiebolaget LM Ericsson AB Class B	6,271	66,112
TeliaSonera AB	4,205	32,171
Volvo AB Class B	2,085	25,323

		488,863

SWITZERLAND – 3.99%
ABB Ltd. Registered[b]	4,140	109,979
Actelion Ltd. Registered[b]	215	11,766
Adecco SA Registered	255	11,748
Baloise Holding Registered	90	8,498
Compagnie Financiere Richemont SA Class A Bearer Units	950	57,154
Credit Suisse Group AG Registered	2,030	102,178
Geberit AG Registered	80	10,214
Givaudan SA Registered	15	12,259
Holcim Ltd. Registered	410	29,244
Julius Baer Holding AG Registered	340	21,737
Kuehne & Nagel International AG Registered	135	11,336
Lindt & Sprungli AG Participation Certificates	5	13,211
Logitech International SA Registered[b]	335	8,950
Lonza Group AG Registered	95	13,833
Nestle SA Registered	7,450	327,573
Nobel Biocare Holding AG Registered	225	6,956
Novartis AG Registered	4,430	263,982
OC Oerlikon Corp. AG Registered[b]	25	6,155
Pargesa Holding SA Bearer	90	9,361
Roche Holding AG Genusschein	1,340	248,437
Schindler Holding AG Participation Certificates	155	10,641
SGS SA Registered	10	14,141
Sonova Holding AG Registered	90	6,578
Sulzer AG Registered	100	12,052
Swatch Group AG (The) Bearer	60	14,027
Swatch Group AG (The) Registered	175	7,715

Security	Shares	Value
Swiss Life Holding AG Registered[b]	65	$16,808
Swiss Reinsurance Co. Registered	675	42,252
Swisscom AG Registered	30	9,704
Syngenta AG Registered	200	58,636
Synthes Inc.	115	15,966
UBS AG Registered[b]	6,217	120,899
Zurich Financial Services AG Registered	280	74,074

		1,688,064

UNITED KINGDOM – 11.65%
Alliance & Leicester PLC	710	4,789
AMEC PLC	655	11,016
Anglo American PLC	2,535	146,680
Antofagasta PLC	625	7,162
Associated British Foods PLC	575	8,161
AstraZeneca PLC	2,820	137,866
Aviva PLC	4,905	49,019
BAE Systems PLC	6,720	59,902
Balfour Beatty PLC	995	7,825
Barclays PLC[d]	15,786	105,694
BG Group PLC	6,285	142,677
BHP Billiton PLC	4,365	146,387
BP PLC	35,960	371,481
British Airways PLC	1,475	7,458
British American Tobacco PLC	2,855	103,382
British Energy Group PLC	2,005	28,974
British Land Co. PLC	1,045	14,542
British Sky Broadcasting Group PLC	2,235	20,111
BT Group PLC	15,055	51,861
Bunzl PLC	730	9,139
Burberry Group PLC	845	7,545
Cadbury PLC	2,501	29,676
Cairn Energy PLC[b]	105	5,699
Capita Group PLC	1,040	14,174
Carnival PLC	350	12,320
Carphone Warehouse Group PLC (The)[a]	1,385	5,188
Centrica PLC	6,915	43,114
Cobham PLC	2,455	9,860
Compass Group PLC	3,840	27,840
Daily Mail & General Trust PLC Class A NVS	930	5,863
Diageo PLC	4,800	83,721

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Enterprise Inns PLC	1,065	$6,540
Eurasian Natural Resources Corp.[b]	616	12,873
Experian PLC	1,850	14,402
FirstGroup PLC	785	8,070
Friends Provident PLC	3,370	5,634
G4S PLC	2,245	8,583
GKN PLC	1,560	6,590
GlaxoSmithKline PLC	10,700	249,261
Hammerson PLC	600	11,416
Hays PLC	4,305	6,844
HBOS PLC	9,575	55,099
Home Retail Group PLC	1,670	7,187
HSBC Holdings PLC	22,585	375,357
ICAP PLC	1,035	10,302
Imperial Tobacco Group PLC	1,666	62,373
Inchcape PLC	1,235	6,141
InterContinental Hotels Group PLC	610	8,048
International Power PLC	2,840	23,220
Invensys PLC[b]	2,015	11,296
Investec PLC	950	6,370
ITV PLC	7,845	6,620
J Sainsbury PLC	2,965	18,530
Johnson Matthey PLC	385	12,744
Kazakhmys PLC	365	10,838
Kingfisher PLC	4,605	10,801
Ladbrokes PLC	1,550	7,745
Land Securities Group PLC	935	23,930
Legal & General Group PLC	11,780	22,822
Liberty International PLC	525	9,755
Lloyds TSB Group PLC	10,755	62,902
Logica PLC	3,990	8,378
London Stock Exchange Group PLC	315	5,185
Lonmin PLC	150	7,206
Man Group PLC	3,175	38,648
Marks & Spencer Group PLC	3,270	16,744
Meggitt PLC	1,585	6,217
Mondi PLC	1,130	5,624
National Express Group PLC	445	8,612
National Grid PLC	4,905	64,905
Next PLC	400	7,563
Old Mutual PLC	9,875	18,994
Pearson PLC	1,585	20,424

Security	Shares	Value
Persimmon PLC	625	$3,575
Prudential PLC	4,635	50,131
Punch Taverns PLC	295	1,493
Reckitt Benckiser PLC	1,130	61,825
Reed Elsevier PLC	2,095	23,925
Rentokil Initial PLC	3,305	4,386
Rexam PLC	1,730	13,031
Rio Tinto PLC	2,639	279,154
Rolls-Royce Group PLC[b]	3,505	24,874
Royal Bank of Scotland Group PLC	26,865	112,687
Royal Dutch Shell PLC Class A	6,860	244,466
Royal Dutch Shell PLC Class B	5,215	184,088
SABMiller PLC	1,690	35,118
Sage Group PLC	2,280	8,848
Schroders PLC	355	6,779
Scottish & Southern Energy PLC	1,610	44,713
SEGRO PLC	1,060	8,599
Serco Group PLC	1,050	8,549
Severn Trent PLC	410	10,810
Shire Ltd.	530	8,730
Smith & Nephew PLC	1,730	18,540
Smiths Group PLC	585	12,133
Stagecoach Group PLC	1,960	11,065
Standard Chartered PLC	1,931	59,289
Standard Life PLC	3,805	17,166
Tate & Lyle PLC	1,100	8,514
Taylor Wimpey PLC	2,300	1,788
Tesco PLC	14,945	106,695
Thomas Cook Group PLC	1,985	7,904
Thomson Reuters PLC	391	10,596
3i Group PLC	810	14,474
Tomkins PLC	2,440	5,993
TUI Travel PLC	1,865	7,389
Tullow Oil PLC	1,355	21,137
Unilever PLC	2,475	68,050
United Business Media Ltd.	795	8,913
United Utilities Group PLC	1,183	16,298
United Utilities Group PLC Class Bc	2,142	7,213
Vedanta Resources PLC	215	8,595
Vodafone Group PLC	101,730	274,164
Whitbread PLC	370	8,150
William Hill PLC	960	5,981

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Wm Morrison Supermarkets PLC	2,380	$12,211
Wolseley PLC	1,395	9,444
WPP Group PLC	2,130	20,411
Xstrata PLC	1,200	86,668

		4,934,481

UNITED STATES – 52.86%
Abbott Laboratories	2,930	165,076
Abercrombie & Fitch Co. Class A	170	9,387
Accenture Ltd.	1,085	45,310
ACE Ltd.	605	30,673
Activision Blizzard Inc.[b]	535	19,249
Adobe Systems Inc.[b]	1,115	46,105
Advance Auto Parts Inc.	500	20,545
Advanced Micro Devices Inc.[b]	1,105	4,652
AES Corp. (The)[b]	1,280	20,659
Aetna Inc.	970	39,780
Affiliated Computer Services Inc. Class Ab	225	10,845
Aflac Inc.	895	49,771
Agilent Technologies Inc.[b]	755	27,225
Air Products and Chemicals Inc.	415	39,512
AK Steel Holding Corp.	155	9,842
Akamai Technologies Inc.[b]	300	7,002
Alcoa Inc.	1,665	56,194
Allegheny Energy Inc.	160	7,744
Allegheny Technologies Inc.	180	8,512
Allergan Inc.	280	14,540
Alliance Data Systems Corp.[b]	140	8,981
Alliant Energy Corp.	235	7,574
Allied Capital Corp.	415	5,706
Allstate Corp. (The)	1,050	48,531
Altera Corp.	655	14,377
Altria Group Inc.	3,985	81,095
Amazon.com Inc.[b]	590	45,041
AMB Property Corp.	190	9,302
Ameren Corp.	440	18,080
American Capital Ltd.	385	7,823
American Eagle Outfitters Inc.	450	6,300
American Electric Power Co. Inc.	750	29,625
American Express Co.	2,060	76,467
American International Group Inc.	4,130	107,586
American Tower Corp. Class Ab	770	32,263

Security	Shares	Value
Ameriprise Financial Inc.	460	$19,550
AmerisourceBergen Corp.	340	14,236
Amgen Inc.[b]	2,065	129,331
Amphenol Corp. Class A	300	14,301
Amylin Pharmaceuticals Inc.[a,b]	260	8,203
Anadarko Petroleum Corp.	870	50,382
Analog Devices Inc.	585	17,848
Anheuser-Busch Companies Inc.	1,350	91,476
Annaly Capital Management Inc.	1,010	15,221
Aon Corp.	500	22,900
Apache Corp.	625	70,106
Apollo Group Inc. Class Ab	280	17,441
Apple Inc.[b]	1,680	267,036
Applied Biosystems Inc.	340	12,556
Applied Materials Inc.	2,610	45,205
Arch Coal Inc.	270	15,204
Archer-Daniels-Midland Co.	1,105	31,636
Arrow Electronics Inc.[b]	260	8,377
AT&T Inc.	11,520	354,931
Autodesk Inc.[b]	435	13,872
Automatic Data Processing Inc.	965	41,215
AutoZone Inc.[b]	85	11,075
AvalonBay Communities Inc.	155	15,455
Avery Dennison Corp.	190	8,362
Avnet Inc.[b]	285	7,769
Avon Products Inc.	820	34,768
Baker Hughes Inc.	600	49,746
Bank of America Corp.	8,515	280,143
Bank of New York Mellon Corp. (The)	2,185	77,567
Barr Pharmaceuticals Inc.[b]	195	12,866
Baxter International Inc.	1,230	84,390
BB&T Corp.	1,035	29,001
Beckman Coulter Inc.	145	10,489
Becton, Dickinson and Co.	450	38,209
Bed Bath & Beyond Inc.[b]	490	13,637
Berkshire Hathaway Inc. Class Bb	13	49,777
Best Buy Co. Inc.	775	30,783
Biogen Idec Inc.[b]	550	38,368
BJ Services Co.	525	15,435
Black & Decker Corp. (The)	125	7,502
BMC Software Inc.[b]	370	12,169
Boeing Co. (The)	1,420	86,776

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Boston Properties Inc.	235	$22,605
Boston Scientific Corp.[b]	2,560	30,438
Bristol-Myers Squibb Co.	3,760	79,411
Broadcom Corp. Class Ab	895	21,740
Brown-Forman Corp. Class B	140	10,074
Bunge Ltd.	500	49,460
Burlington Northern Santa Fe Corp.	675	70,288
C.H. Robinson Worldwide Inc.	190	9,158
C.R. Bard Inc.	180	16,711
CA Inc.	750	17,895
Cablevision Systems Corp.[b]	455	11,047
Cadence Design Systems Inc.[b]	590	4,360
Camden Property Trust	195	9,590
Cameron International Corp.[b]	390	18,626
Campbell Soup Co.	405	14,734
Capital One Financial Corp.	820	34,325
Cardinal Health Inc.	695	37,342
CarMax Inc.[a,b]	455	6,097
Carnival Corp.	865	31,953
Caterpillar Inc.	1,215	84,467
CB Richard Ellis Group Inc. Class Ab	500	7,025
CBS Corp. Class B	1,275	20,859
Celanese Corp. Class A	265	10,210
Celgene Corp.[b]	810	61,147
CenterPoint Energy Inc.	595	9,383
Centex Corp.	400	5,872
Cephalon Inc.[b]	130	9,511
CF Industries Holdings Inc.	40	6,538
Charles River Laboratories International Inc.[a,b]	160	10,634
Charles Schwab Corp. (The)	1,895	43,377
Chesapeake Energy Corp.	855	42,878
Chevron Corp.	4,030	340,777
Chubb Corp.	720	34,589
CIGNA Corp.	530	19,621
Cimarex Energy Co.	250	13,027
Cincinnati Financial Corp.	250	6,960
Cintas Corp.	300	8,532
Cisco Systems Inc.[b]	11,475	252,335
Citigroup Inc.	9,755	182,321
Citrix Systems Inc.[b]	345	9,191
Clorox Co. (The)	225	12,262

Security	Shares	Value
CME Group Inc.	90	$32,412
Coach Inc.[b]	715	18,240
Coca-Cola Co. (The)	3,920	201,880
Coca-Cola Enterprises Inc.	390	6,603
Cognizant Technology Solutions Corp.[b]	550	15,438
Colgate-Palmolive Co.	575	42,705
Comcast Corp. Class A	3,810	78,562
Comcast Corp. Class A Special	1,995	40,977
Comerica Inc.	425	12,206
Computer Sciences Corp.[b]	310	14,685
ConAgra Foods Inc.	910	19,729
ConocoPhillips	2,427	198,092
CONSOL Energy Inc.	345	25,665
Consolidated Edison Inc.	490	19,453
Constellation Brands Inc. Class Ab	405	8,716
Constellation Energy Group Inc.	335	27,859
Cooper Industries Ltd.	385	16,235
Corning Inc.	2,995	59,930
Costco Wholesale Corp.	835	52,338
Covance Inc.[b]	120	11,016
Coventry Health Care Inc.[b]	290	10,257
Covidien Ltd.	940	46,286
Crown Castle International Corp.[b]	505	19,291
CSX Corp.	840	56,767
Cummins Inc.	380	25,209
CVS Caremark Corp.	2,815	102,747
D.R. Horton Inc.	710	7,895
Danaher Corp.	440	35,046
Darden Restaurants Inc.	270	8,794
DaVita Inc.[b]	195	10,891
Dean Foods Co.[b]	385	8,200
Deere & Co.	850	59,636
Dell Inc.[b]	4,100	100,737
Denbury Resources Inc.[b]	500	14,070
DENTSPLY International Inc.	240	9,660
Developers Diversified Realty Corp.	250	7,990
Devon Energy Corp.	800	75,912
Diamond Offshore Drilling Inc.	125	14,912
DIRECTV Group Inc. (The)[b]	1,405	37,963
Discover Financial Services LLC	845	12,379
Discovery Holding Co. Class Ab	500	9,940
Dish Network Corp. Class Ab	147	4,325

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Dominion Resources Inc.	1,095	$48,377
Dover Corp.	370	18,363
Dow Chemical Co. (The)	1,835	61,124
Dr. Pepper Snapple Group Inc.[b]	481	9,942
DST Systems Inc.[a,b]	115	6,949
DTE Energy Co.	420	17,212
Duke Energy Corp.	2,415	42,456
Duke Realty Corp.	365	9,026
Dun & Bradstreet Corp. (The)	110	10,630
Dynegy Inc. Class Ab	1,220	8,211
E.I. du Pont de Nemours and Co.	1,775	77,763
Eastman Chemical Co.	165	9,893
Eastman Kodak Co.	535	7,832
Eaton Corp.	270	19,181
eBay Inc.[b]	2,060	51,850
Ecolab Inc.	330	14,751
Edison International	580	28,037
El Paso Corp.	1,335	23,937
Electronic Arts Inc.[b]	590	25,476
Electronic Data Systems Corp.	975	24,190
Eli Lilly and Co.	1,945	91,629
Embarq Corp.	275	12,587
EMC Corp.[b]	3,980	59,740
Emerson Electric Co.	1,595	77,676
Energizer Holdings Inc.[b]	100	7,134
Energy East Corp.	365	9,121
ENSCO International Inc.	265	18,322
Entergy Corp.	365	39,026
EOG Resources Inc.	460	46,244
Equifax Inc.	265	9,299
Equitable Resources Inc.	270	14,107
Equity Residential	540	23,312
Estee Lauder Companies Inc. (The) Class A	235	10,363
Everest Re Group Ltd.	155	12,679
Exelon Corp.	1,275	100,240
Expedia Inc.[b]	500	9,785
Expeditors International Washington Inc.	345	12,251
Express Scripts Inc.[b]	420	29,627
Exterran Holdings Inc.[b]	125	7,055
Exxon Mobil Corp.	10,480	842,906

Security	Shares	Value
Family Dollar Stores Inc.	475	$11,067
Fastenal Co.	265	12,948
Federal National Mortgage Association	1,865	21,447
Federal Realty Investment Trust	115	8,350
FedEx Corp.	550	43,362
Fidelity National Financial Inc.	590	7,882
Fidelity National Information Services Inc.	330	6,253
Fifth Third Bancorp	915	12,783
First American Corp.	280	7,056
First Solar Inc.[b]	75	21,383
FirstEnergy Corp.	575	42,291
Fiserv Inc.[b]	260	12,433
Flextronics International Ltd.[b]	1,585	14,154
Fluor Corp.	320	26,032
FMC Technologies Inc.[b]	230	14,209
Ford Motor Co.[b]	3,280	15,744
Forest City Enterprises Inc. Class A	205	5,344
Forest Laboratories Inc.[b]	310	11,008
Fortune Brands Inc.	270	15,474
Foster Wheeler Ltd.[b]	265	15,044
FPL Group Inc.	720	46,462
Franklin Resources Inc.	335	33,704
Freeport-McMoRan Copper & Gold Inc.	730	70,627
GameStop Corp. Class Ab	500	20,255
Gannett Co. Inc.	475	8,607
Gap Inc. (The)	1,095	17,651
Garmin Ltd.[a]	230	8,204
Genentech Inc.[b]	905	86,201
General Dynamics Corp.	655	58,387
General Electric Co.	19,355	547,553
General Growth Properties Inc.	435	11,923
General Mills Inc.	590	37,990
General Motors Corp.[a]	880	9,742
Genuine Parts Co.	365	14,640
Genworth Financial Inc. Class A	805	12,856
Genzyme Corp.[b]	500	38,325
Gilead Sciences Inc.[b]	1,760	95,005
Goldman Sachs Group Inc. (The)	700	128,828
Goodrich Corp.	135	6,634
Goodyear Tire & Rubber Co. (The)[b]	375	7,361
Google Inc. Class Ab	455	215,556

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
H&R Block Inc.	580	$14,111
H.J. Heinz Co.	560	28,213
Halliburton Co.	1,675	75,073
Harley-Davidson Inc.	475	17,974
Harris Corp.	160	7,704
Harsco Corp.	160	8,656
Hartford Financial Services Group Inc. (The)	595	37,717
Hasbro Inc.	375	14,520
HCP Inc.	410	14,789
Health Net Inc.[b]	205	5,732
Helmerich & Payne Inc.	120	7,096
Hershey Co. (The)	265	9,744
Hess Corp.	540	54,756
Hewlett-Packard Co.	4,965	222,432
Home Depot Inc.	3,220	76,733
Honeywell International Inc.	1,355	68,888
Hospira Inc.[b]	295	11,257
Hudson City Bancorp Inc.	890	16,251
Humana Inc.[b]	165	7,245
Huntington Bancshares Inc.	1,125	7,897
Huntsman Corp.	410	5,535
IAC/InterActiveCorp[b]	385	6,722
Illinois Tool Works Inc.	880	41,228
IMS Health Inc.	440	9,196
Ingersoll-Rand Co. Ltd. Class A	616	22,176
Intel Corp.	11,055	245,310
IntercontinentalExchange Inc.[b]	110	10,978
International Business Machines Corp.	2,635	337,227
International Flavors & Fragrances Inc.	205	8,245
International Game Technology Inc.	635	13,786
International Paper Co.	765	21,206
Interpublic Group of Companies Inc. (The)[b]	1,115	9,801
Intersil Corp. Class A	375	9,049
Intuit Inc.[b]	590	16,125
Intuitive Surgical Inc.[b]	70	21,790
Invesco Ltd.	832	19,377
Invitrogen Corp.[b]	210	9,313
Iron Mountain Inc.[b]	315	9,135
ITT Industries Inc.	300	20,088
J.C. Penney Co. Inc.	410	12,640

Security	Shares	Value
Jacobs Engineering Group Inc.[b]	220	$17,015
Janus Capital Group Inc.	350	10,619
JDS Uniphase Corp.[b]	720	7,870
Johnson & Johnson	5,490	375,900
Johnson Controls Inc.	1,145	34,533
Joy Global Inc.	500	36,110
JPMorgan Chase & Co.	6,470	262,876
Juniper Networks Inc.[b]	930	24,208
KBR Inc.	100	2,850
Kellogg Co.	475	25,203
KeyCorp	1,035	10,919
Kimberly-Clark Corp.	775	44,818
Kimco Realty Corp.	450	15,880
KLA-Tencor Corp.	360	13,532
Kohl’s Corp.[b]	590	24,727
Kraft Foods Inc.	2,995	95,301
Kroger Co. (The)	1,285	36,340
L-3 Communications Holdings Inc.	240	23,686
Laboratory Corp. of America Holdings[b]	215	14,530
Lam Research Corp.[b]	240	7,894
Lamar Advertising Co.[a,b]	195	7,406
Las Vegas Sands Corp.[b]	200	9,104
Legg Mason Inc.	265	10,693
Leggett & Platt Inc.	495	9,652
Leucadia National Corp.	320	14,326
Level 3 Communications Inc.[a,b]	2,920	9,928
Lexmark International Inc. Class Ab	285	9,998
Liberty Global Inc. Class Ab	355	10,235
Liberty Global Inc. Class Cb	500	13,700
Liberty Media Corp. - Liberty Entertainment Group Series Ab	192	4,727
Liberty Media Corp. - Liberty Interactive Group Series Ab	1,180	16,555
Limited Brands Inc.	690	11,378
Lincoln National Corp.	485	23,134
LinearTechnology Corp.	405	12,575
Lockheed Martin Corp.	670	69,901
Loews Corp.	400	17,824
Lowe’s Companies Inc.	2,840	57,709
LSI Corp.[b]	1,770	12,284
M&T Bank Corp.	175	12,316
Macerich Co. (The)	140	7,746

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Macy’s Inc.	840	$15,800
Manpower Inc.	160	7,680
Marathon Oil Corp.	1,355	67,032
Marriott International Inc. Class A	655	16,971
Marsh & McLennan Companies Inc.	1,025	28,956
Marshall & Ilsley Corp.	625	9,500
Martin Marietta Materials Inc.[a]	75	7,873
Marvell Technology Group Ltd.[b]	955	14,124
Masco Corp.	750	12,367
MasterCard Inc. Class A	130	31,739
Mattel Inc.	745	14,937
McAfee Inc.[b]	300	9,825
McCormick & Co. Inc. NVS	260	10,426
McDermott International Inc.[b]	430	20,498
McDonald’s Corp.	2,285	136,620
McGraw-Hill Companies Inc. (The)	660	26,842
McKesson Corp.	565	31,634
MeadWestvaco Corp.	330	8,847
Medco Health Solutions Inc.[b]	1,030	51,067
Medtronic Inc.	2,160	114,113
MEMC Electronic Materials Inc.[b]	500	23,105
Merck & Co. Inc.	4,115	135,383
Merrill Lynch & Co. Inc.	2,905	77,418
MetLife Inc.	1,370	69,555
MGM MIRAGE[b]	265	7,690
Microchip Technology Inc.	415	13,251
Micron Technology Inc.[b]	1,445	6,979
Microsoft Corp.	15,950	410,234
Millipore Corp.[b]	130	9,146
Mirant Corp.[b]	515	15,764
Mohawk Industries Inc.[a,b]	130	7,666
Molson Coors Brewing Co. Class B	185	9,984
Monsanto Co.	1,040	123,874
Monster Worldwide Inc.[b]	295	5,233
Moody’s Corp.	450	15,665
Morgan Stanley	1,582	62,457
Mosaic Co. (The)[b]	500	63,605
Motorola Inc.	4,330	37,411
Murphy Oil Corp.	165	13,155
Nabors Industries Ltd.[b]	505	18,412
NASDAQ OMX Group Inc. (The)[b]	260	7,220
National City Corp.[a]	1,155	5,463

Security	Shares	Value
National Oilwell Varco Inc.[b]	776	$61,017
National Semiconductor Corp.	520	10,894
NetApp Inc.[b]	695	17,757
New York Community Bancorp Inc.	555	9,224
Newell Rubbermaid Inc.	485	8,017
Newfield Exploration Co.[b]	240	11,755
Newmont Mining Corp.	870	41,725
News Corp. Class A	3,535	49,950
News Corp. Class B	930	13,587
NII Holdings Inc. Class Bb	330	18,038
Nike Inc. Class B	700	41,076
NiSource Inc.	865	14,774
Noble Corp.	490	25,416
Noble Energy Inc.	315	23,269
Nordstrom Inc.	265	7,616
Norfolk Southern Corp.	755	54,300
Northern Trust Corp.	385	30,095
Northrop Grumman Corp.	625	42,119
Nucor Corp.	585	33,474
NVIDIA Corp.[b]	995	11,383
NYMEX Holdings Inc.	170	13,937
NYSE Euronext Inc.	280	13,227
Occidental Petroleum Corp.	1,565	123,369
Office Depot Inc.[b]	600	4,080
Old Republic International Corp.	625	6,563
Omnicom Group Inc.	580	24,760
Oracle Corp.[b]	7,730	166,427
Oshkosh Corp.	200	3,608
Owens-Illinois Inc.[b]	300	12,672
PACCAR Inc.	665	27,970
Pall Corp.	255	10,307
Parker Hannifin Corp.	325	20,046
PartnerRe Ltd.	120	8,438
Patterson Companies Inc.[b]	305	9,525
Patterson-UTI Energy Inc.	505	14,352
Paychex Inc.	640	21,069
Peabody Energy Corp.	500	33,825
Pentair Inc.	290	10,040
People’s United Financial Inc.	585	9,933
Pepco Holdings Inc.	555	13,842
PepsiCo Inc.	3,030	201,677
PetSmart Inc.	350	7,949

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Pfizer Inc.	13,155	$245,604
PG&E Corp.	675	26,008
Philip Morris International Inc.	3,985	205,825
Pinnacle West Capital Corp.	230	7,721
Pioneer Natural Resources Co.	220	13,079
Pitney Bowes Inc.	260	8,239
Plum Creek Timber Co. Inc.	320	15,590
PNC Financial Services Group Inc. (The)	655	46,695
Polo Ralph Lauren Corp.	150	8,876
PPG Industries Inc.	315	19,102
PPL Corp.	710	33,342
Praxair Inc.	610	57,175
Precision Castparts Corp.	135	12,613
Priceline.com Inc.[b]	35	4,023
Pride International Inc.[b]	310	12,016
Principal Financial Group Inc.	455	19,342
Procter & Gamble Co. (The)	5,900	386,332
Progress Energy Inc.	580	24,540
Progressive Corp. (The)	1,260	25,515
Prudential Financial Inc.	860	59,314
Public Service Enterprise Group Inc.	960	40,128
Public Storage	250	20,473
Pulte Homes Inc.	920	11,233
QUALCOMM Inc.	3,165	175,151
Quest Diagnostics Inc.	310	16,480
Questar Corp.	320	16,922
Qwest Communications International Inc.	2,950	11,299
R.R. Donnelley & Sons Co.	375	10,013
Range Resources Corp.	500	24,280
Raytheon Co.	835	47,537
Regency Centers Corp.	145	8,628
Regions Financial Corp.	1,340	12,703
Reliant Energy Inc.[b]	660	11,953
RenaissanceRe Holdings Ltd.	170	8,648
Republic Services Inc.	305	9,913
Reynolds American Inc.	170	9,491
Robert Half International Inc.	380	9,610
Rockwell Automation Inc.	295	13,130
Rockwell Collins Inc.	310	15,404
Rohm and Haas Co.	275	20,625

Security	Shares	Value
Ross Stores Inc.	365	$13,855
Rowan Companies Inc.	270	10,746
Royal Caribbean Cruises Ltd.	280	7,134
Safeco Corp.	175	11,578
Safeway Inc.	845	22,578
Salesforce.com Inc.[b]	180	11,482
SanDisk Corp.[b]	435	6,134
Sara Lee Corp.	1,280	17,485
Schering-Plough Corp.	2,565	54,070
Schlumberger Ltd.	2,300	233,680
Seagate Technology	1,025	15,344
Sealed Air Corp.	425	9,223
Sears Holdings Corp.[a,b]	155	12,555
SEI Investments Co.	315	7,254
Sempra Energy	455	25,553
Sherwin-Williams Co. (The)	205	10,916
Sigma-Aldrich Corp.	225	13,667
Simon Property Group Inc.	430	39,831
Sirius Satellite Radio Inc.[a,b]	5,789	9,262
SL Green Realty Corp.	115	9,584
SLM Corp.[b]	1,065	18,243
Smith International Inc.	365	27,149
Southern Co. (The)	1,410	49,900
Southwestern Energy Co.[b]	1,000	36,310
Sovereign Bancorp Inc.	815	7,759
Spectra Energy Corp.	1,180	32,061
Sprint Nextel Corp.	5,735	46,683
SPX Corp.	100	12,678
St. Jude Medical Inc.[b]	645	30,044
Stanley Works (The)	200	8,896
Staples Inc.	1,360	30,600
Starbucks Corp.[b]	1,445	21,227
Starwood Hotels & Resorts Worldwide Inc.	410	14,059
State Street Corp.	750	53,730
Stryker Corp.	545	34,984
Sun Microsystems Inc.[b]	1,755	18,656
Sunoco Inc.	225	9,137
SunPower Corp. Class Aa,b	80	6,302
SunTrust Banks Inc.	615	25,252
SUPERVALU Inc.	400	10,248
Symantec Corp.[b]	1,035	21,807

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
Synopsys Inc.[b]	500	$12,010
Sysco Corp.	1,155	32,756
T. Rowe Price Group Inc.	485	29,027
Target Corp.	1,535	69,428
TD Ameritrade Holding Corp.[b]	510	10,154
Telephone and Data Systems Inc.	155	6,572
Teradata Corp.[b]	375	8,783
Terex Corp.[b]	200	9,466
Tesoro Corp.	265	4,092
Texas Instruments Inc.	2,710	66,070
Textron Inc.	465	20,214
Thermo Fisher Scientific Inc.[b]	800	48,416
3M Co.	1,275	89,747
Tiffany & Co.	260	9,825
Time Warner Cable Inc. Class Ab	385	10,946
Time Warner Inc.	7,185	102,889
TJX Companies Inc. (The)	840	28,316
Toll Brothers Inc.[b]	500	10,045
Torchmark Corp.	160	9,288
Total System Services Inc.	435	8,517
Transocean Inc.[b]	585	79,578
Travelers Companies Inc. (The)	1,225	54,047
Tyco Electronics Ltd.	935	30,986
Tyco International Ltd.	1,505	67,063
Tyson Foods Inc. Class A	655	9,760
U.S. Bancorp	3,280	100,401
UDR Inc.	445	11,365
Ultra Petroleum Corp.[b]	500	35,690
Union Pacific Corp.	960	79,142
United Parcel Service Inc. Class B	1,275	80,427
United States Steel Corp.	230	36,883
United Technologies Corp.	1,795	114,844
UnitedHealth Group Inc.	2,500	70,200
Unum Group	685	16,550
UST Inc.	175	9,207
Valero Energy Corp.	1,050	35,081
Varian Medical Systems Inc.[b]	240	14,400
Ventas Inc.	260	11,664
VeriSign Inc.[b]	470	15,294
Verizon Communications Inc.	5,470	186,199
Vertex Pharmaceuticals Inc.[b]	390	13,455
VF Corp.	210	15,032
Viacom Inc. Class Bb	1,135	31,701

Security	Shares	Value
Virgin Media Inc.	570	$6,395
Visa Inc. Class Ab	750	54,795
Vornado Realty Trust	270	25,669
Vulcan Materials Co.	205	13,159
W.R. Berkley Corp.	325	7,677
W.W. Grainger Inc.	150	13,427
Wachovia Corp.	4,150	71,671
Walgreen Co.	1,895	65,074
Wal-Mart Stores Inc.	4,695	275,221
Walt Disney Co. (The)	3,540	107,439
Washington Mutual Inc.	1,685	8,981
Washington Post Co. (The) Class B	15	9,274
Waste Management Inc.	940	33,408
Waters Corp.[b]	190	12,909
Weatherford International Ltd.[b]	1,260	47,540
WellPoint Inc.[b]	1,130	59,269
Wells Fargo & Co.	6,145	186,009
Western Digital Corp.[b]	425	12,236
Western Union Co.	1,440	39,802
Weyerhaeuser Co.	410	21,919
Whirlpool Corp.	140	10,598
Whole Foods Market Inc.	270	5,986
Williams Companies Inc. (The)	1,140	36,537
Williams-Sonoma Inc.	345	6,017
Willis Group Holdings Ltd.	255	7,974
Windstream Corp.	745	8,880
Wisconsin Energy Corp.	205	9,250
Wm. Wrigley Jr. Co.	340	26,846
Wyeth	2,555	103,529
Wyndham Worldwide Corp.	350	6,279
Wynn Resorts Ltd.	120	11,698
Xcel Energy Inc.	1,125	22,568
Xerox Corp.	1,725	23,529
Xilinx Inc.	560	13,905
XL Capital Ltd. Class A	455	8,140
XTO Energy Inc.	905	42,743
Yahoo! Inc.[b]	2,285	45,449
Yum! Brands Inc.	1,005	35,999
Zimmer Holdings Inc.[b]	450	31,010
Zions Bancorporation	185	5,415

		22,387,108

TOTAL COMMON STOCKS (Cost: $47,283,617)		42,226,836

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

July 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 0.30%

GERMANY – 0.21%
Fresenius SE	120	$9,773
Henkel AG & Co. KGaA	320	12,806
Porsche Automobil Holding SE	180	27,186
RWE AG	85	8,168
Volkswagen AG	205	32,107

		90,040

ITALY – 0.09%
Intesa Sanpaolo SpA RNC	2,145	11,329
Istituto Finanziario Industriale SpA[b]	290	6,104
Telecom Italia SpA RNC	11,690	15,822
Unipol Gruppo Finanziario SpA	2,865	5,789

		39,044

TOTAL PREFERRED STOCKS
(Cost: $150,007)		129,084

RIGHTS – 0.05%

FRANCE – 0.05%
Suez Environnement SAb	2,765	19,888

		19,888

TOTAL RIGHTS
(Cost: $19,726)		19,888

SHORT-TERM INVESTMENTS – 0.54%

MONEY MARKET FUNDS – 0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[d,e]	49,643	49,643
BGI Cash Premier Fund LLC 2.60%[d,e,f]	178,396	178,396

		228,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,039)		228,039

TOTAL INVESTMENTS IN SECURITIES – 100.60% (Cost: $47,681,389)		42,603,847

Other Assets, Less Liabilities – (0.60)%		(254,940)

NET ASSETS – 100.00%		$42,348,907

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2008

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund		iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$26,363,159	$7,108,256,338		$4,891,777	$159,731,905
Affiliated issuers (Note 2)	215,003	1,114,935,990		49,998	730,026

Total cost of investments	$26,578,162	$8,223,192,328		$4,941,775	$160,461,931

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$23,274,283	$6,666,778,383		$4,960,111	$152,471,242
Affiliated issuers (Note 2)	215,003	1,114,935,990		49,998	727,475

Total value of investments	23,489,286	7,781,714,373		5,010,109	153,198,717
Foreign currencies, at value[b]	42,113	4,404,665		451	137,508
Receivables:
Investment securities sold	–	–		33,127	484,418
Due from custodian (Note 4)	–	–		–	79,184
Dividends and interest	46,498	3,990,219		1,302	158,861
Capital shares sold	–	2,777,829		–	–

Total Assets	23,577,897	7,792,887,086		5,044,989	154,058,688

LIABILITIES
Payables:
Investment securities purchased	–	–		31,349	377,417
Collateral for securities on loan (Note 5)	211,096	1,111,042,518		46,220	388,100
Investment advisory fees (Note 2)	9,896	3,482,354		3,041	29,251

Total Liabilities	220,992	1,114,524,872		80,610	794,768

NET ASSETS	$23,356,905	$6,678,362,214		$4,964,379	$153,263,920

Net assets consist of:
Paid-in capital	$26,612,351	$7,313,051,005		$4,899,082	$160,353,234
Undistributed net investment income	70,704	12,976,294		85	392,307
Undistributed net realized loss	(236,840)	(206,189,200)		(3,122)	(218,919)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,089,310)	(441,475,885)		68,334	(7,262,702)

NET ASSETS	$23,356,905	$6,678,362,214		$4,964,379	$153,263,920

Shares outstanding[c]	600,000	146,850,000	[d]	100,000	3,200,000

Net asset value per share	$38.93	$45.48	[d]	$49.64	$47.89

[a]	Securities on loan with market values of $198,770, $1,041,194,647, $42,701 and $369,644, respectively. See Note 5.
[b]	Cost of foreign currencies: $42,337, $4,403,875, $451 and $137,815, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2008

	iShares MSCI ACWI ex US Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$49,713,592	$1,395,322,854	$1,059,349,995	$166,361,092
Affiliated issuers (Note 2)	248,595	11,106,129	30,144,404	3,479,102

Total cost of investments	$49,962,187	$1,406,428,983	$1,089,494,399	$169,840,194

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$47,861,232	$1,336,829,534	$910,469,477	$155,640,497
Affiliated issuers (Note 2)	235,304	11,106,129	23,911,121	3,479,102

Total value of investments	48,096,536	1,347,935,663	934,380,598	159,119,599
Foreign currencies, at value[b]	38,269	2,516,090	1,405,235	155,483
Receivables:
Investment securities sold	55,267	–	–	166,504
Due from custodian (Note 4)	–	187,516	–	8,068,395
Dividends and interest	69,342	2,089,134	4,314,174	160,991
Capital shares sold	215,598	–	–	–

Total Assets	48,475,012	1,352,728,403	940,100,007	167,670,972

LIABILITIES
Payables:
Investment securities purchased	50,160	371,015	–	8,369,226
Collateral for securities on loan (Note 5)	66,543	10,917,342	15,339,438	3,324,113
Investment advisory fees (Note 2)	7,887	444,610	313,705	44,633

Total Liabilities	124,590	11,732,967	15,653,143	11,737,972

NET ASSETS	$48,350,422	$1,340,995,436	$924,446,864	$155,933,000

Net assets consist of:
Paid-in capital	$50,020,881	$1,418,100,908	$1,113,487,152	$166,993,798
Undistributed net investment income	249,117	3,641,392	1,127,986	295,874
Undistributed net realized loss	(54,185)	(22,244,004)	(35,071,126)	(633,121)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,865,391)	(58,502,860)	(155,097,148)	(10,723,551)

NET ASSETS	$48,350,422	$1,340,995,436	$924,446,864	$155,933,000

Shares outstanding[c]	1,000,000	19,600,000	15,600,000	3,800,000

Net asset value per share	$48.35	$68.42	$59.26	$41.04

[a]	Securities on loan with market values of $63,908, $9,967,830, $14,585,248 and $3,065,844, respectively. See Note 5.
[b]	Cost of foreign currencies: $38,372, $2,523,244, $1,415,428 and $157,310, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2008

iShares MSCI Kokusai Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$47,329,060
Affiliated issuers (Note 2)	352,329

Total cost of investments	$47,681,389

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$42,270,114
Affiliated issuers (Note 2)	333,733

Total value of investments	42,603,847
Foreign currencies, at value[b]	30,674
Receivables:
Investment securities sold	97,852
Dividends and interest	82,855

Total Assets	42,815,228

LIABILITIES
Payables:
Investment securities purchased	50,184
Collateral for securities on loan (Note 5)	178,396
Capital shares redeemed	226,504
Investment advisory fees (Note 2)	11,237

Total Liabilities	466,321

NET ASSETS	$42,348,907

Net assets consist of:
Paid-in capital	$47,357,100
Undistributed net investment income	137,725
Accumulated net realized loss	(68,306)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(5,077,612)

NET ASSETS	$42,348,907

Shares outstanding[c]	1,000,000

Net asset value per share	$42.35

[a]	Securities on loan with market value of $170,356. See Note 5.
[b]	Cost of foreign currency: $30,833.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2008

	iShares FTSE Developed Small Cap ex-North America Index Fund[a]	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund[b]	iShares MSCI ACWI Index Fund[c]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[d]	$419,944	$152,693,740	$1,816	$451,357
Interest from affiliated issuers (Note 2)	234	217,795	12	484
Securities lending income from affiliated issuers (Note 2)	3,143	10,623,910	85	946

Total investment income	423,321	163,535,445	1,913	452,787

EXPENSES
Investment advisory fees (Note 2)	58,335	48,106,896	3,632	60,968

Total expenses	58,335	48,106,896	3,632	60,968

Net investment income (loss)	364,986	115,428,549	(1,719)	391,819

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(236,718)	(205,501,231)	(3,122)	(218,919)
In-kind redemptions	–	2,465,629,721	–	507,425
Foreign currency transactions	3,883	99,236	–	488

Net realized gain (loss)	(232,835)	2,260,227,726	(3,122)	288,994

Net change in unrealized appreciation (depreciation) on:
Investments	(3,088,876)	(2,324,441,009)	68,334	(7,263,214)
Translation of assets and liabilities in foreign currencies	(434)	(7,533)	–	512

Net change in unrealized appreciation (depreciation)	(3,089,310)	(2,324,448,542)	68,334	(7,262,702)

Net realized and unrealized gain (loss)	(3,322,145)	(64,220,816)	65,212	(6,973,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,957,159)	$51,207,733	$63,493	$(6,581,889)

[a]	For the period from November 12, 2007 (commencement of operations) to July 31, 2008.
[b]	For the period from June 24, 2008 (commencement of operations) to July 31, 2008.
[c]	For the period from March 26, 2008 (commencement of operations) to July 31, 2008.
[d]	Net of foreign withholding tax of $36,681, $–, $– and $36,161, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2008

	iShares MSCI ACWI ex US Index Fund[a]	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund[b]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[c]	$272,175	$28,940,788	$46,386,860	$1,123,654
Dividends from affiliated issuers (Note 2)	–	–	751,099	–
Interest from affiliated issuers (Note 2)	56	34,158	67,505	765
Securities lending income from affiliated issuers (Note 2)	191	130,960	103,891	7,615

Total investment income	272,422	29,105,906	47,309,355	1,132,034

EXPENSES
Investment advisory fees (Note 2)	23,041	4,311,139	4,420,802	129,534

Total expenses	23,041	4,311,139	4,420,802	129,534

Net investment income	249,381	24,794,767	42,888,553	1,002,500

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(54,185)	(21,652,660)	(33,253,917)	(631,071)
Investments in affiliated issuers (Note 2)	–	–	(957,834)	–
In-kind redemptions	–	12,615,530	41,257,239	–
Foreign currency transactions	(264)	(20,646)	257,765	19,413

Net realized gain (loss)	(54,449)	(9,057,776)	7,303,253	(611,658)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,865,651)	(141,897,496)	(255,947,090)	(10,720,595)
Translation of assets and liabilities in foreign currencies	260	(24,398)	(30,455)	(2,956)

Net change in unrealized appreciation (depreciation)	(1,865,391)	(141,921,894)	(255,977,545)	(10,723,551)

Net realized and unrealized loss	(1,919,840)	(150,979,670)	(248,674,292)	(11,335,209)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,670,459)	$(126,184,903)	$(205,785,739)	$(10,332,709)

[a]	For the period from March 26, 2008 (commencement of operations) to July 31, 2008.
[b]	For the period from December 10, 2007 (commencement of operations) to July 31, 2008.
[c]	Net of foreign withholding tax of $30,903, $2,685,946, $3,991,286 and $102,119, respectively.

See notes to financial statements.

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended July 31, 2008

iShares MSCI Kokusai Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$382,863
Dividends from affiliated issuers (Note 2)	1,164
Interest from affiliated issuers (Note 2)	435
Securities lending income from affiliated issuers (Note 2)	971

Total investment income	385,433

EXPENSES
Investment advisory fees (Note 2)	33,043

Total expenses	33,043

Net investment income	352,390

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(73,311)
Investments in affiliated issuers (Note 2)	5,005
In-kind redemptions	221,351
Foreign currency transactions	(256)

Net realized gain	152,789

Net change in unrealized appreciation (depreciation) on:
Investments	(5,077,542)
Translation of assets and liabilities in foreign currencies	(70)

Net change in unrealized appreciation (depreciation)	(5,077,612)

Net realized and unrealized loss	(4,924,823)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,572,433)

[a]	For the period from December 10, 2007 (commencement of operations) to July 31, 2008.
[b]	Net of foreign withholding tax of $26,298.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund
	Period from November 12, 2007[a] to July 31, 2008	Year ended July 31, 2008[b]	Year ended July 31, 2007[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$364,986	$115,428,549	$77,758,164
Net realized gain (loss)	(232,835)	2,260,227,726	1,126,874,263
Net change in unrealized appreciation (depreciation)	(3,089,310)	(2,324,448,542)	1,427,343,795

Net increase (decrease) in net assets resulting from operations	(2,957,159)	51,207,733	2,631,976,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(298,287)	(154,639,327)	(65,514,203)

Total distributions to shareholders	(298,287)	(154,639,327)	(65,514,203)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,612,351	7,277,657,443	2,989,557,517
Cost of shares redeemed	–	(6,346,722,216)	(2,678,572,825)

Net increase in net assets from capital share transactions	26,612,351	930,935,227	310,984,692

INCREASE IN NET ASSETS	23,356,905	827,503,633	2,877,446,711

NET ASSETS
Beginning of period	–	5,850,858,581	2,973,411,870

End of period	$23,356,905	$6,678,362,214	$5,850,858,581

Undistributed net investment income included in net assets at end of period	$70,704	$12,976,294	$52,087,836

SHARES ISSUED AND REDEEMED
Shares sold	600,000	144,000,000	84,600,000
Shares redeemed	–	(121,650,000)	(74,250,000)

Net increase in shares outstanding	600,000	22,350,000	10,350,000

[a]	Commencement of operations.
[b]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
	Period from June 24, 2008[a] to July 31, 2008	Period from March 26, 2008[a] to July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,719)	$391,819
Net realized gain (loss)	(3,122)	288,994
Net change in unrealized appreciation (depreciation)	68,334	(7,262,702)

Net increase (decrease) in net assets resulting from operations	63,493	(6,581,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	–

Total distributions to shareholders	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,900,886	165,198,479
Cost of shares redeemed	–	(5,352,670)

Net increase in net assets from capital share transactions	4,900,886	159,845,809

INCREASE IN NET ASSETS	4,964,379	153,263,920

NET ASSETS
Beginning of period	–	–

End of period	$4,964,379	$153,263,920

Undistributed net investment income included in net assets at end of period	$85	$392,307

SHARES ISSUED AND REDEEMED
Shares sold	100,000	3,300,000
Shares redeemed	–	(100,000)

Net increase in shares outstanding	100,000	3,200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund	iShares MSCI EAFE Growth Index Fund
	Period from March 26, 2008[a] to July 31, 2008	Year ended July 31, 2008	Year ended July 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$249,381	$24,794,767	$7,929,338
Net realized gain (loss)	(54,449)	(9,057,776)	1,471,505
Net change in unrealized appreciation (depreciation)	(1,865,391)	(141,921,894)	73,928,499

Net increase (decrease) in net assets resulting from operations	(1,670,459)	(126,184,903)	83,329,342

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(27,818,266)	(4,132,532)
From net realized gain	–	(332,580)	–

Total distributions to shareholders	–	(28,150,846)	(4,132,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,020,881	1,016,117,996	186,093,474
Cost of shares redeemed	–	(32,941,055)	–

Net increase in net assets from capital share transactions	50,020,881	983,176,941	186,093,474

INCREASE IN NET ASSETS	48,350,422	828,841,192	265,290,284

NET ASSETS
Beginning of period	–	512,154,244	246,863,960

End of period	$48,350,422	$1,340,995,436	$512,154,244

Undistributed net investment income included in net assets at end of period	$249,117	$3,641,392	$6,629,658

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	13,200,000	2,800,000
Shares redeemed	–	(400,000)	–

Net increase in shares outstanding	1,000,000	12,800,000	2,800,000

[a]	Commencement of operations.

See notes to financial statements.

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Value Index Fund		iShares MSCI EAFE Small Cap Index Fund
	Year ended July 31, 2008	Year ended July 31, 2007	Period from December 10, 2007[a] to July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,888,553	$23,464,340	$1,002,500
Net realized gain (loss)	7,303,253	24,935,964	(611,658)
Net change in unrealized appreciation (depreciation)	(255,977,545)	92,630,101	(10,723,551)

Net increase (decrease) in net assets resulting from operations	(205,785,739)	141,030,405	(10,332,709)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,663,569)	(11,447,878)	(728,089)
From net realized gain	(15,065,069)	–	–

Total distributions to shareholders	(76,728,638)	(11,447,878)	(728,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	187,032,387	770,306,651	166,993,798
Cost of shares redeemed	(176,728,883)	(56,337,675)	–

Net increase in net assets from capital share transactions	10,303,504	713,968,976	166,993,798

INCREASE (DECREASE) IN NET ASSETS	(272,210,873)	843,551,503	155,933,000

NET ASSETS
Beginning of period	1,196,657,737	353,106,234	–

End of period	$924,446,864	$1,196,657,737	$155,933,000

Undistributed net investment income included in net assets at end of period	$1,127,986	$18,741,510	$295,874

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	10,800,000	3,800,000
Shares redeemed	(2,400,000)	(800,000)	–

Net increase in shares outstanding	–	10,000,000	3,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares MSCI Kokusai Index Fund
Period from December 10, 2007[a] to July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$352,390
Net realized gain	152,789
Net change in unrealized appreciation (depreciation)	(5,077,612)

Net decrease in net assets resulting from operations	(4,572,433)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(214,409)

Total distributions to shareholders	(214,409)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,075,315
Cost of shares redeemed	(16,939,566)

Net increase in net assets from capital share transactions	47,135,749

INCREASE IN NET ASSETS	42,348,907

NET ASSETS
Beginning of period	–

End of period	$42,348,907

Undistributed net investment income included in net assets at end of period	$137,725

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000
Shares redeemed	(400,000)

Net increase in shares outstanding	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

108	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE Developed Small Cap ex-North America Index Fund
Period from Nov. 12, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$48.85

Income from investment operations:
Net investment income[b]	0.96
Net realized and unrealized loss[c]	(10.09)

Total from investment operations	(9.13)

Less distributions from:
Net investment income	(0.79)

Total distributions	(0.79)

Net asset value, end of period	$38.93

Total return	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,357
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	3.13%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Year ended Jul. 31, 2008[b]	Year ended Jul. 31, 2007[b]	Year ended Jul. 31, 2006[b]	Period from Oct. 5, 2004[a] to Jul. 31, 2005[b]

Net asset value, beginning of period	$46.99	$26.05	$20.47	$17.87

Income from investment operations:
Net investment income	0.92 [c]	0.59 [c]	0.61 [c]	0.33
Net realized and unrealized gain (loss)[d]	(1.17)	20.79	5.39	2.27

Total from investment operations	(0.25)	21.38	6.00	2.60

Less distributions from:
Net investment income	(1.26)	(0.44)	(0.42)	–

Total distributions	(1.26)	(0.44)	(0.42)	–

Net asset value, end of period	$45.48	$46.99	$26.05	$20.47

Total return	(0.85)%	82.72%	29.81%	14.57%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,678,362	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[f]	0.74%	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[f]	1.76%	1.74%	2.62%	2.97%
Portfolio turnover rate[g]	24%	36%	45%	13%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE China (HK Listed) Index Fund
Period from Jun. 24, 2008[a] to Jul. 31, 2008

Net asset value, beginning of period	$49.01

Income from investment operations:
Net investment loss[b]	(0.02)
Net realized and unrealized gain[c]	0.65

Total from investment operations	0.63

Net asset value, end of period	$49.64

Total return	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,964
Ratio of expenses to average net assets[e]	0.74%
Ratio of net investment loss to average net assets[e]	(0.35)%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI Index Fund
Period from Mar. 26, 2008[a] to Jul. 31, 2008

Net asset value, beginning of period	$49.93

Income from investment operations:
Net investment income[b]	0.39
Net realized and unrealized loss[c]	(2.43)

Total from investment operations	(2.04)

Net asset value, end of period	$47.89

Total return	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,264
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	2.25%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI ACWI ex US Index Fund
Period from Mar. 26, 2008[a] to Jul. 31, 2008

Net asset value, beginning of period	$50.15

Income from investment operations:
Net investment income[b]	0.68
Net realized and unrealized loss[c]	(2.48)

Total from investment operations	(1.80)

Net asset value, end of period	$48.35

Total return	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,350
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	3.79%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	1.70	1.35	1.34
Net realized and unrealized gain (loss)[c]	(6.97)	12.94	9.73

Total from investment operations	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(1.61)	(0.69)	(0.23)
Net realized gain	(0.02)	–	–

Total distributions	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$68.42	$75.32	$61.72

Total return	(7.11)%	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.30%	1.93%	2.25%
Portfolio turnover rate[f]	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	2.72	2.16	2.61
Net realized and unrealized gain (loss)[c]	(15.42)	12.69	9.69

Total from investment operations	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(3.83)	(1.19)	(0.25)
Net realized gain	(0.92)	–	–

Total distributions	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$59.26	$76.71	$63.05

Total return	(17.21)%	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.88%	2.95%	4.34%
Portfolio turnover rate[f]	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Small Cap Index Fund
Period from Dec. 10, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$50.70

Income from investment operations:
Net investment income[b]	0.87
Net realized and unrealized loss[c]	(9.98)

Total from investment operations	(9.11)

Less distributions from:
Net investment income	(0.55)

Total distributions	(0.55)

Net asset value, end of period	$41.04

Total return	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,933
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	3.10%
Portfolio turnover rate[f]	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Kokusai Index Fund
Period from Dec. 10, 2007[a] to Jul. 31, 2008

Net asset value, beginning of period	$50.29

Income from investment operations:
Net investment income[b]	0.76
Net realized and unrealized loss[c]	(8.49)

Total from investment operations	(7.73)

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$42.35

Total return	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,349
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	2.67%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE Developed Small Cap ex–North America Index Fund commenced operations on November 12, 2007 and both the iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund commenced operations on December 10, 2007. The iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds commenced operations on March 26, 2008. The iShares FTSE China (HK Listed) Index Fund commenced operations on June 24, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing

118	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ NAV is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of July 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
FTSE Developed Small Cap ex-North America	$82,890	$(3,104,106)	$(234,230)	$(3,255,446)
FTSE/Xinhua China 25	6,566,043	(588,832,135)	(52,422,699)	(634,688,791)
FTSE China (HK Listed)	–	68,419	(3,122)	65,297
MSCI ACWI	398,949	(7,269,670)	(218,593)	(7,089,314)
MSCI ACWI ex US	255,513	(1,872,113)	(53,859)	(1,670,459)
MSCI EAFE Growth	4,606,072	(62,361,022)	(19,350,522)	(77,105,472)
MSCI EAFE Value	1,899,179	(161,075,822)	(29,863,645)	(189,040,288)
MSCI EAFE Small Cap	428,860	(10,883,475)	(606,183)	(11,060,798)
MSCI Kokusai	137,426	(5,084,907)	(60,712)	(5,008,193)

For the years ended July 31, 2008 and July 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2008.

From November 1, 2007 to July 31, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
FTSE Developed Small Cap ex-North America	$234,230
FTSE/Xinhua China 25	48,638,745
FTSE China (HK Listed)	3,122
MSCI ACWI	218,593

iShares Index Fund	Deferred Net Realized Capital Losses
MSCI ACWI ex US	$53,859
MSCI EAFE Growth	16,593,542
MSCI EAFE Value	26,661,839
MSCI EAFE Small Cap	606,183
MSCI Kokusai	60,712

120	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Total
FTSE/Xinhua China 25	$3,332,711	$451,243	$3,783,954
MSCI EAFE Growth	–	2,756,980	2,756,980
MSCI EAFE Value	–	3,201,806	3,201,806

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$26,592,958	$663,995	$(3,767,667)	$(3,103,672)
FTSE/Xinhua China 25	8,370,548,578	–	(588,834,205)	(588,834,205)
FTSE China (HK Listed)	4,941,690	171,450	(103,031)	68,419
MSCI ACWI	160,468,899	1,853,748	(9,123,930)	(7,270,182)
MSCI ACWI ex US	49,968,909	453,665	(2,326,038)	(1,872,373)
MSCI EAFE Growth	1,410,287,145	61,109,838	(123,461,320)	(62,351,482)
MSCI EAFE Value	1,095,473,073	21,237,391	(182,329,866)	(161,092,475)
MSCI EAFE Small Cap	170,000,118	2,316,259	(13,196,778)	(10,880,519)
MSCI Kokusai	47,688,684	305,983	(5,390,820)	(5,084,837)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of July 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund (except for the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds) as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI ACWI	0.35
MSCI ACWI ex US	0.35
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The Board approved a change to the investment advisory fee structure for the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds effective August 1, 2008. For its investment advisory services to each Fund, BGFA will be entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

122	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$3,143
FTSE/Xinhua China 25	10,623,910
FTSE China (HK Listed)	85
MSCI ACWI	946

iShares Index Fund	Securities Lending Agent Fees
MSCI ACWI ex US	$191
MSCI EAFE Growth	130,960
MSCI EAFE Value	103,891
MSCI EAFE Small Cap	7,615
MSCI Kokusai	971

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the year ended July 31, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

MSCI ACWI
Barclays PLC	–	48	5	43	$288,219	$–	$–

MSCI ACWI ex US
Barclays PLC	–	25	–	25	168,102	–	–

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

MSCI EAFE Value
Barclays PLC	1,122	589	436	1,275	$8,537,934	$751,099	$(957,834)

MSCI Kokusai
Barclays PLC	–	22	6	16	105,694	1,164	5,005

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$2,124,344	$1,676,881
FTSE/Xinhua China 25	1,609,442,092	1,647,098,610
FTSE China (HK Listed)	45,524	46,511
MSCI ACWI	2,417,266	812,515
MSCI ACWI ex US	732,030	334,365
MSCI EAFE Growth	439,953,382	396,076,851
MSCI EAFE Value	417,451,814	311,288,809
MSCI EAFE Small Cap	9,707,647	7,475,585
MSCI Kokusai	1,360,144	448,054

In-kind transactions (see Note 4) for the year ended July 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$26,352,031	$–
FTSE/Xinhua China 25	7,213,378,848	6,280,584,702
FTSE China (HK Listed)	4,895,886	–
MSCI ACWI	163,453,058	5,287,160
MSCI ACWI ex US	49,547,010	–
MSCI EAFE Growth	965,952,156	32,247,690
MSCI EAFE Value	60,164,893	174,215,194
MSCI EAFE Small Cap	165,023,677	–
MSCI Kokusai	63,120,406	16,713,063

124	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Effective July 1, 2008, the iShares MSCI Kokusai Index Fund will waive its standard creation transaction fee on all orders to purchase Creation Units through December 31, 2008.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a three-for-one stock split for the iShares FTSE/Xinhua China 25 Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of July 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	125

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE Developed Small Cap ex-North America Index Fund, iShares FTSE/Xinhua China 25 Index Fund, iShares FTSE China (HK Listed) Index Fund, iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFEValue Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund, each a fund of iShares Trust, (the “Funds”), at July 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2008

126	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 0.04% and 45.01% of the income dividends paid by the iShares MSCI EAFE Growth and iShares MSCI Kokusai Index Funds, respectively during the fiscal period ended July 31, 2008 qualified for the dividends-received deduction.

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds designate $90,576 and $4,801,512, respectively as long-term capital gain dividend for the fiscal year ended July 31, 2008.

Under Section 871(k)(2)(C) of the Code, the iShares MSCI EAFE Growth and iShares EAFE Value Index Funds designate $242,004 and $10,263,557, respectively, as short-term capital gain dividend for the fiscal year ended July 31, 2008.

For the fiscal year ended July 31, 2008, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Code as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

FTSE Developed Small Cap ex-North America	$456,623	$36,479

MSCI ACWI	358,250	33,021

MSCI ACWI ex US	303,078	27,754

MSCI EAFE Growth	31,615,834	2,632,758

MSCI EAFE Value	51,129,243	3,961,021

MSCI EAFE Small Cap	1,225,773	100,617

Under Section 854(b)(2) of the Code, certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2008:

iShares Index Fund	Qualified Dividend Income

FTSE Developed Small Cap ex-North America	$298,287

FTSE/Xinhua China 25	80,329,691

MSCI EAFE Growth	28,060,270

MSCI EAFE Value	44,999,855

MSCI EAFE Small Cap	728,089

MSCI Kokusai	214,409

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	127

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

I. iSHARES FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA, iSHARES FTSE/XINHUA CHINA 25, iSHARES MSCI ACWI, iSHARES MSCI ACWI EX US, iSHARES MSCI EAFE GROWTH, iSHARES MSCI EAFE VALUE, iSHARES MSCI EAFE SMALL CAP AND iSHARES MSCI KOKUSAI INDEX FUNDS

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected solely by Lipper as comprising such Fund’s applicable peer group (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-year and “last quarter” periods ended March 31, 2008, as applicable,

128	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same indexes as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for the iShares MSCI ACWI and MSCI ACWI ex US Index Funds (the “ACWI Funds”) (as discussed below) at various assets levels of such Funds as compared to their Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates for the iShares FTSE/Xinhua China 25 Index Fund (the “Xinhua Fund”) and the proposed breakpoints in the investment advisory fee rates at certain asset levels of the ACWI Funds (effective August 1, 2008). The Board noted that the Advisory Contract did not provide for any breakpoints in the other Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the other Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the Xinhua Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints for the Xinhua Fund and the proposed breakpoints for the ACWI Funds were appropriate and warranted for these Funds but that reductions in fee rates or additions of breakpoints were not warranted at

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	129

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees for all the Funds, including the current breakpoints for the Xinhua Fund and the proposed breakpoints for the ACWI Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares MSCI EAFE Small Cap Index Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Fund for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate for the Fund under the Advisory Contract was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the proposed breakpoints for the ACWI Funds, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the proposed breakpoints for the ACWI Funds, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the addition of breakpoints for the ACWI Funds, for the coming year.

130	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

II. iSHARES FTSE CHINA (HK LISTED) INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BGFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 4-5, 2008, the Board approved the selection of BGFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BGFA, the Board considered BGFA’s investment philosophy and experience, noting that over the past several years BGFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BGFA’s services for the other iShares funds capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that, for other iShares funds, BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BGFA as investment adviser to the Fund.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	131

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rates and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. After discussion with BGFA management of the relative cost structures of the Fund and the funds in the Lipper Group, the Board also noted that the investment advisory fee rate applicable to the Fund was consistent with the investment advisory fee rates of other iShares funds in similar asset classes and/or index families, as well as the level of additional services provided by BGFA in comparison to the services provided by competitor providers. The Board took into account BGFA’s assertion that the other exchange traded funds do not offer similar market exposure as the Fund. Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Fund to BGFA based on the fees payable under the Advisory Contract or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contract for the Fund does provide for breakpoints in the investment advisory fee rates. The Board discussed that the Fund would receive breakpoints in the investment advisory fee rates at certain asset levels of the Fund on an aggregated basis with certain other iShares funds. The Board noted that the Fund, from inception, would receive the immediate benefit from this breakpoint structure. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees, with the breakpoints, at present reflects the sharing of potential economies of scale with the Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available for the Fund, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

132	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Fund by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA would not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BGI, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

In addition to the analysis set forth above, it should be noted that the fee arrangements for the Fund reflect the result of several years of review and discussion between the Board and BGFA. Various aspects of those arrangements may receive greater scrutiny in some years than others. The Board’s conclusions may be informed in part by information provided to the Board in prior years regarding details of the quality and scope of the adviser’s services.

Based on the foregoing, the Board determined that the Advisory Contract, including the investment advisory fee rates there under, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	133

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report (except iShares FTSE China (HK Listed) Index Fund which commenced operations on June 24, 2008). The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE Developed Small Cap ex-North America Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	3.20%
Greater than 1.5% and Less than 2.0%	4	3.20
Greater than 1.0% and Less than 1.5%	11	8.80
Greater than 0.5% and Less than 1.0%	25	20.00
Between 0.5% and –0.5%	51	40.80
Less than –0.5% and Greater than –1.0%	12	9.60
Less than –1.0% and Greater than –1.5%	10	8.00
Less than –1.5% and Greater than –2.0%	4	3.20
Less than –2.0% and Greater than –2.5%	2	1.60
Less than –2.5%	2	1.60

	125	100.00%

134	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	0.46%
Greater than 5.5% and Less than 6.0%	2	0.23
Greater than 5.0% and Less than 5.5%	2	0.23
Greater than 4.5% and Less than 5.0%	2	0.23
Greater than 4.0% and Less than 4.5%	3	0.34
Greater than 3.5% and Less than 4.0%	5	0.57
Greater than 3.0% and Less than 3.5%	6	0.68
Greater than 2.5% and Less than 3.0%	10	1.14
Greater than 2.0% and Less than 2.5%	13	1.48
Greater than 1.5% and Less than 2.0%	36	4.10
Greater than 1.0% and Less than 1.5%	89	10.13
Greater than 0.5% and Less than 1.0%	186	21.16
Between 0.5% and –0.5%	300	34.12
Less than –0.5% and Greater than –1.0%	85	9.67
Less than –1.0% and Greater than –1.5%	46	5.23
Less than –1.5% and Greater than –2.0%	21	2.39
Less than –2.0% and Greater than –2.5%	22	2.50
Less than –2.5% and Greater than –3.0%	10	1.14
Less than –3.0% and Greater than –3.5%	10	1.14
Less than –3.5% and Greater than –4.0%	9	1.02
Less than –4.0% and Greater than –4.5%	6	0.68
Less than –4.5% and Greater than –5.0%	3	0.34
Less than –5.0% and Greater than –5.5%	2	0.23
Less than –5.5% and Greater than –6.0%	1	0.11
Less than –6.0%	6	0.68

	879	100.00%

iShares MSCI ACWI Index Fund

Period Covered: April 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	1.56%
Greater than 1.0% and Less than 1.5%	1	1.56
Greater than 0.5% and Less than 1.0%	16	25.00
Between 0.5% and –0.5%	45	70.32
Less than –0.5% and Greater than –1.0%	1	1.56

	64	100.00%

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Index Fund

Period Covered: April 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	1.56%
Greater than 1.5% and Less than 2.0%	1	1.56
Greater than 1.0% and Less than 1.5%	5	7.81
Greater than 0.5% and Less than 1.0%	14	21.88
Between 0.5% and –0.5%	38	59.37
Less than –0.5% and Greater than –1.0%	3	4.69
Less than –1.0% and Greater than –1.5%	2	3.13

	64	100.00%

iShares MSCI EAFE Growth Index Fund

Period Covered: October 1, 2005 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.14%
Greater than 3.0% and Less than 3.5%	1	0.14
Greater than 2.5% and Less than 3.0%	3	0.43
Greater than 2.0% and Less than 2.5%	4	0.58
Greater than 1.5% and Less than 2.0%	7	1.01
Greater than 1.0% and Less than 1.5%	51	7.39
Greater than 0.5% and Less than 1.0%	178	25.80
Between 0.5% and –0.5%	393	56.98
Less than –0.5% and Greater than –1.0%	37	5.36
Less than –1.0% and Greater than –1.5%	10	1.45
Less than –1.5% and Greater than –2.0%	4	0.58
Greater than –2.0%	1	0.14

	690	100.00%

136	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Value Index Fund

Period Covered: October 1, 2005 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.14%
Greater than 2.5% and Less than 3.0%	3	0.43
Greater than 2.0% and Less than 2.5%	3	0.43
Greater than 1.5% and Less than 2.0%	9	1.30
Greater than 1.0% and Less than 1.5%	37	5.36
Greater than 0.5% and Less than 1.0%	176	25.51
Between 0.5% and –0.5%	385	55.83
Less than –0.5% and Greater than –1.0%	49	7.10
Less than –1.0% and Greater than –1.5%	18	2.61
Less than –1.5% and Greater than –2.0%	5	0.72
Less than –2.0% and Greater than –2.5%	2	0.29
Less than –2.5% and Greater than –3.0%	1	0.14
Less than –3.0%	1	0.14

	690	100.00%

iShares MSCI EAFE Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	3.20%
Greater than 4.0% and Less than 4.5%	1	0.80
Greater than 3.5% and Less than 4.0%	1	0.80
Greater than 3.0% and Less than 3.5%	2	1.60
Greater than 2.5% and Less than 3.0%	6	4.80
Greater than 2.0% and Less than 2.5%	7	5.60
Greater than 1.5% and Less than 2.0%	14	11.20
Greater than 1.0% and Less than 1.5%	13	10.40
Greater than 0.5% and Less than 1.0%	26	20.80
Between 0.5% and –0.5%	41	32.80
Less than –0.5% and Greater than –1.0%	8	6.40
Less than –1.0% and Greater than –1.5%	2	1.60

	125	100.00%

SUPPLEMENTAL INFORMATION	137

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Kokusai Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	1.60%
Greater than 1.5% and Less than 2.0%	2	1.60
Greater than 1.0% and Less than 1.5%	12	9.60
Greater than 0.5% and Less than 1.0%	48	38.40
Between 0.5% and –0.5%	57	45.60
Less than –0.5% and Greater than –1.0%	4	3.20

	125	100.00%

138	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	139

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Trustee (since 2005).

Chair of Investment Committee, Archdiocese of San Francisco

(1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds

(2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.

Director of iShares, Inc. (since 2005).

Charles A. Hurty, 64	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

140	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	141

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 47	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 40	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 42	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 35	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

142	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	143

Notes:

144 NOTES	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

  Technology-Multimedia Networking (IGN)

iShares S&P North American

  Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

  Sector (RXI)

iShares S&P Global Consumer Staples

  Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	145

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/ Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade-and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

146	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.ISHARES.COM

1-800-iShares (1-800-474-2737)

The ishares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BOFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, NA., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”) or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times: “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. Neither SFI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares© is a registered trademark of Barclays Global Investors, NA. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE Series also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website, The iShares MSCI Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1 -800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS

GLOBAL INVESTORS

LET’S BUILD A BETTER INVESTMENT WORLD.TM

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

JULY 31, 2008

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares MSCI EAFE Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

iShares®

iShares Trust

Supplement dated September 29, 2008

to the Prospectus dated December 1, 2007

for the iShares MSCI EAFE Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective August 1, 2008, the following text shall be added on page 9 after the second paragraph of the “Investment Adviser” section of the Prospectus:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI ACWI Index Fund and iShares MSCI ACWI ex US Index Fund, each of which are offered in separate prospectuses) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30.0 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.

Also, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-102-09008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.35)%	(12.14)%	(12.19)%	15.12%	15.12%	15.36%	8.72%	8.62%	8.87%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.35)%	(12.14)%	(12.19)%	102.19%	102.23%	104.26%	79.06%	77.85%	80.86%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector	Percentage of Net Assets
Financial	25.58%

Consumer Non-Cyclical	15.80

Industrial	11.69

Basic Materials	10.15

Consumer Cyclical	10.08

Communications	8.63

Energy	8.53

Utilities	6.31

Technology	2.02

Diversified	0.89

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.62%

BP PLC (United Kingdom)	1.60

Nestle SA Registered (Switzerland)	1.44

Total SA (France)	1.41

Vodafone Group PLC (United Kingdom)	1.19

Novartis AG Registered (Switzerland)	1.12

Roche Holding AG Genusschein (Switzerland)	1.07

GlaxoSmithKline PLC (United Kingdom)	1.06

Royal Dutch Shell PLC Class A (United Kingdom)	1.06

Banco Santander SA (Spain)	1.05

TOTAL	12.62%

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 12.35%, while the Index declined 12.19%.

International markets declined during the reporting period, sparked by concerns surrounding the global impact of the weak U.S. economy and the credit crisis in the U.S. and Europe. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

In Europe, the credit crisis threatened markets, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity helped to alleviate the threat of a global crisis. Although both France and Germany had experienced declining unemployment levels for most of the reporting period, with France’s unemployment level dipping to 7.5% in the first quarter of 2008 and Germany’s reaching a 15-year low of 7.5% in June 2008, both countries experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom the Bank of England responded to sluggish conditions by reducing its key lending rate three times during the reporting period, bringing the rate from 5.75% to 5.00%.

Japan’s economy also slowed in the face of rising energy and materials prices, contracting an annualized 2.4% in the second quarter of 2008. The Bank of Japan left its key lending rate at 0.50%, the lowest among major economies.

The top ten holdings in the Fund represented approximately 13% of the net assets of the Fund as of July 31, 2008. Performance of the Fund’s ten largest holdings as of July 31, 2008, was mixed for the reporting period. Nestle SA (Switzerland) and pharmaceutical giant Novartis SA (Switzerland) were the top performers. Oil companies BP PLC (United Kingdom) and Class A of Royal Dutch Shell PLC (United Kingdom) along with telecommunications company Vodafone Group PLC (United Kingdom) posted the largest declines.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/08)	Ending Account Value (7/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/08 to 7/31/08)
Actual	$1,000.00	$ 948.20	0.34%	$1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.34	1.71

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.10%

AUSTRALIA – 6.56%
AGL Energy Ltd.	1,863,360	$23,414,512
Alumina Ltd.	4,398,064	19,235,186
Amcor Ltd.	3,497,855	17,535,207
AMP Ltd.	6,694,819	41,307,087
Aristocrat Leisure Ltd.	1,444,427	6,588,996
Asciano Group	2,452,009	9,801,508
ASX Ltd.	763,632	24,850,899
Australia and New Zealand Banking Group Ltd.[a]	6,386,382	97,609,063
Babcock & Brown Ltd.	358,648	2,212,861
Bendigo and Adelaide Bank Ltd.	978,994	9,944,562
BHP Billiton Ltd.	11,377,160	424,928,285
BlueScope Steel Ltd.	2,970,401	32,464,080
Boral Ltd.	2,800,268	14,722,897
Brambles Ltd.[a]	4,855,142	37,673,656
Caltex Australia Ltd.	729,326	8,163,014
Coca-Cola Amatil Ltd.	2,691,126	19,540,390
Cochlear Ltd.	213,364	8,870,034
Commonwealth Bank of Australia	4,379,036	163,718,417
Computershare Ltd.	1,973,075	16,238,037
Crown Ltd.	1,963,118	14,660,500
CSL Ltd.	1,968,425	64,058,514
CSR Ltd.[a]	5,361,376	10,639,975
Dexus Property Group	19,087,848	25,134,306
Fortescue Metals Group Ltd.[b]	4,359,189	35,670,306
Foster’s Group Ltd.	7,555,679	35,248,209
Harvey Norman Holdings Ltd.	3,578,447	10,938,552
Incitec Pivot Ltd.	199,136	30,716,768
Insurance Australia Group Ltd.	7,029,756	25,852,283
James Hardie Industries NV	2,329,873	10,189,833
John Fairfax Holdings Ltd.	5,155,517	13,334,810
Leighton Holdings Ltd.	474,619	18,972,123
Lend Lease Corp. Ltd.	1,909,625	18,014,861
Macquarie Airports[a]	3,076,971	8,161,207
Macquarie Group Ltd.[a]	1,009,912	48,851,954
Macquarie Infrastructure Group	9,141,653	22,097,327
Mirvac Group	6,880,821	16,502,978
National Australia Bank Ltd.[a]	5,306,437	123,276,942
Newcrest Mining Ltd.	1,609,344	44,622,947

Security	Shares	Value
OneSteel Ltd.	2,713,736	$17,305,302
Orica Ltd.	1,135,781	25,510,021
Orica Ltd. New[c]	141,972	3,188,739
Origin Energy Ltd.	3,351,407	49,961,829
OZ Minerals Ltd.	11,163,572	20,999,795
Paladin Energy Ltd.[a,b]	1,976,126	10,129,617
Qantas Airways Ltd.	3,346,125	10,448,697
QBE Insurance Group Ltd.	3,044,976	64,696,680
Rio Tinto Ltd.	977,309	115,268,681
Santos Ltd.	2,336,174	39,770,921
Sims Group Ltd.	540,512	16,878,168
St. George Bank Ltd.	1,764,160	45,962,075
Stockland Corp. Ltd.	7,271,844	31,667,037
Suncorp-Metway Ltd.	3,278,660	41,260,490
Tabcorp Holdings Ltd.	2,505,309	20,453,277
Tatts Group Ltd.	5,245,039	12,135,725
Telstra Corp. Ltd.	14,108,583	59,714,225
Toll Holdings Ltd.	2,430,137	15,039,678
Transurban Group	4,014,823	19,635,938
Virgin Blue Holdings Ltd.	2,080,633	1,545,982
Wesfarmers Ltd.	1,943,801	62,873,244
Wesfarmers Ltd. Partially Protected	320,890	10,388,407
Westfield Group	6,099,096	92,816,647
Westpac Banking Corp.[a]	6,418,425	130,094,109
Woodside Petroleum Ltd.	1,738,606	87,976,228
Woolworths Ltd.	4,036,458	95,671,562
WorleyParsons Ltd.	479,855	14,437,971

		2,671,594,131

AUSTRIA – 0.64%
Erste Bank der Oesterreichischen Sparkassen AGa	890,380	57,305,135
IMMOFINANZ AG	2,094,968	19,023,682
Meinl European Land Ltd.[b]	1,316,528	13,166,863
Oesterreichische Elektrizitaetswirtschafts AG Class A	411,529	32,823,545

OMV AG	529,336	36,669,804
Raiffeisen International Bank Holding AGa	196,594	24,600,210

Telekom Austria AG	1,404,506	29,013,878
Vienna Insurance Group	248,610	16,621,247

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
voestalpine AG	350,840	$23,182,310
Wienerberger AG	358,194	9,668,489

		262,075,163

BELGIUM – 1.01%
Belgacom SAa	421,640	16,699,873
Colruyt SA	98,694	27,600,686
Delhaize Group	308,438	16,982,973
Dexia SAa	1,890,970	25,874,885
Fortis[a]	7,239,693	102,565,238
Groupe Bruxelles Lambert SA	358,780	40,024,734
InBev	596,735	40,268,163
KBC Group NVa	607,371	62,127,974
Mobistar SA	143,151	11,871,124
Solvay SAa	226,926	27,276,882
UCB SAa	413,238	14,187,825
Umicore	522,180	23,578,325

		409,058,682

DENMARK – 1.04%
A.P. Moller - Maersk A/S Class A	1,022	11,904,472

A.P. Moller - Maersk A/S Class B	4,080	47,951,316
Carlsberg A/S Class B	309,422	25,268,315
Coloplast A/S Class B	209,068	17,685,207
Danisco A/S	271,341	18,612,012
Danske Bank A/S	1,674,550	47,888,309
DSV A/S	687,485	14,808,276
FLS Industries A/S Class B	189,720	18,468,722
Novo Nordisk A/S Class B	1,606,803	102,654,478
Novozymes A/S Class B	203,169	19,289,339
Topdanmark A/Sb	103,740	15,164,478
Vestas Wind Systems A/Sa,b	643,929	85,105,791

		424,800,715

FINLAND – 1.64%
Cargotec Corp. Class B	230,404	7,624,737
Elisa OYJ Class A	713,264	15,179,549
Fortum OYJ	1,591,431	70,567,718
Kone OYJ Class B	606,901	18,455,418
Metso OYJ[a]	477,587	17,287,599
Neste Oil OYJ[a]	500,067	12,171,581
Nokia OYJ	13,075,116	360,067,938
Nokian Renkaat OYJ	429,998	18,704,814

Security	Shares	Value
Outokumpu OYJ	485,389	$11,420,509
Rautaruukki OYJ	366,395	13,925,828
Sampo OYJ Class A	1,593,741	40,333,210
Stora Enso OYJ Class Ra	2,257,572	20,570,680
UPM-Kymmene OYJ	2,142,496	34,130,288
Wartsila OYJ Class B	285,496	17,510,448
YIT OYJ	580,784	9,995,036

		667,945,353

FRANCE – 10.78%
Accor SA	784,665	52,717,220
Aeroports de Paris[a]	91,444	7,969,854
Air France-KLM	522,970	13,112,540
Alcatel-Lucent[a,b]	7,592,960	45,788,330
ALSTOM	728,555	82,321,837
ArcelorMittal	3,006,052	268,372,822
Atos Origin SA	266,329	15,478,858
AXA[a]	5,022,132	148,762,311
BNP Paribas	2,702,859	269,053,261
Bouygues SA	781,312	50,882,815
Cap Gemini SA	510,043	32,826,527
Carrefour SA	2,119,732	108,909,779
Casino Guichard-Perrachon SA	110,744	11,110,289
Compagnie de Saint-Gobain	1,031,265	64,699,145
Compagnie Generale de Geophysique-Veritas[b]	408,452	16,155,231

Compagnie Generale des Etablissements Michelin Class B	529,678	35,172,865

Credit Agricole SA	3,501,148	75,220,913
Dassault Systemes SA	255,021	16,616,158
Eiffage SA	134,790	8,164,083
Electricite de France	649,020	56,656,842
Eramet	16,256	11,349,879
Essilor International SAa	753,994	37,363,072
Eurazeo	102,201	10,235,680
European Aeronautic Defence and Space Co.[a]	1,202,236	22,865,864
France Telecom SA	6,328,718	201,141,167
GDF SUEZ	3,946,808	248,414,010
Groupe Danone	1,558,559	116,115,665
Hermes International[a]	243,780	38,982,865
Icade	67,452	7,303,794

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Klepierre	216,650	$8,839,436
Lafarge SAa	544,908	74,646,920
Lagardere SCA	492,912	27,186,481
L’Air Liquide SAa	839,701	110,405,792
L’Oreal SA	833,651	87,667,448
LVMH Moet Hennessy Louis Vuitton SA	822,373	91,036,476
Natixis	1,353,010	11,061,817
Neopost SA	184,973	18,502,410
Pages Jaunes SAa	503,801	6,846,543
Pernod Ricard SA	617,318	54,062,755
PPR SA	274,401	30,042,174
PSA Peugeot Citroen SAa	594,883	29,274,362
Publicis Groupe SA	578,383	19,005,009
Renault SA	653,354	54,751,737
Safran SAa	682,999	11,604,920
Sanofi-Aventis	3,593,053	252,665,167
Schneider Electric SA	808,144	90,053,955
SCOR SE	710,192	16,975,741
SES SA	1,005,840	24,654,675
Societe BIC	207,060	10,570,699
Societe Generale	1,622,154	151,452,992
Sodexo	420,353	27,585,294
STMicroelectronics NV	2,961,664	33,002,727
Technip SA	340,793	29,074,574
Thales SA	365,771	20,784,683
Total SA	7,426,489	572,406,665
Unibail-Rodamco	264,160	59,461,694
Valeo SAa	358,041	11,647,508
Vallourec SA	179,492	53,814,868
Veolia Environnement	1,215,595	64,675,155
Vinci SA	1,413,827	80,516,210
Vivendi	4,068,381	171,197,239
Zodiac SAa	162,718	7,337,154

		4,386,574,956

GERMANY – 8.93%
Adidas AG	834,424	51,308,275
Allianz SE Registered	1,560,338	266,141,438
Arcandor AGb	459,236	5,323,766
BASF SE	3,215,888	204,165,707
Bayer AG	2,578,148	222,930,021
Bayerische Motoren Werke AG	1,049,528	47,340,878

Security	Shares	Value
Beiersdorf AG	314,181	$20,343,338
Bilfinger Berger AG	141,224	9,576,183
Celesio AGa	410,329	13,438,130
Commerzbank AG	2,228,252	72,244,375
Continental AG	532,392	60,098,585
Daimler AG Registered	3,207,574	186,822,365
Deutsche Bank AG Registered[a]	1,799,919	167,348,004
Deutsche Boerse AG	735,249	84,328,632
Deutsche Lufthansa AG Registered	940,615	21,676,371
Deutsche Post AG Registered	2,764,415	65,085,864
Deutsche Postbank AG	287,910	20,443,619
Deutsche Telekom AG Registered	9,878,648	171,933,806
E.ON AGa	2,149,368	410,642,371
Fresenius Medical Care AG & Co. KGaA	722,434	39,935,904
GEA Group AG	468,380	15,485,438
HeidelbergCement AG	74,606	8,923,532
Hochtief AG	182,957	14,295,770
Hypo Real Estate Holding AGa	441,704	12,446,386
Infineon Technologies AGb	2,743,310	20,951,821
K+S AGa	501,904	62,326,588
Linde AGa	450,861	62,523,158
MAN AG	410,573	41,446,595
Merck KGaA	255,219	30,908,707
METRO AG	469,798	26,571,335
Muenchener Rueckversicherungs- Gesellschaft AG Registered[a]	745,106	124,160,515
Puma AG	36,180	11,716,730
Q-Cells AGb	204,532	20,101,435
Rheinmetall AG	134,904	8,309,907
RWE AG	1,579,259	189,632,430
Salzgitter AG	154,190	25,419,149
SAP AG	2,952,379	171,636,302
Siemens AG Registered	2,952,520	362,821,276
SolarWorld AG	277,914	13,095,183
ThyssenKrupp AGa	1,361,390	76,276,745
TUI AGa	1,015,581	23,419,801
Volkswagen AGa	508,651	162,502,189
Wacker Chemie AG	47,012	9,777,618

		3,635,876,242

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
GREECE – 0.47%
Hellenic Telecommunications Organization SA SP ADR	5,380,840	$56,122,161
National Bank of Greece SA ADR	14,275,326	134,188,064

		190,310,225

HONG KONG – 2.26%
Bank of East Asia Ltd.[a]	6,528,400	31,795,853
BOC Hong Kong (Holdings) Ltd.[a]	13,262,000	33,689,364
Cheung Kong (Holdings) Ltd.	6,120,000	86,439,681
CITIC International Financial Holdings Ltd.[b]	9,148,000	7,456,987
CLP Holdings Ltd.	5,610,000	46,089,397
Esprit Holdings Ltd.	3,876,200	41,657,134
Foxconn International Holdings Ltd.[a,b]	6,100,000	5,840,238
Genting International PLC[a,b]	9,148,000	3,777,403
Hang Lung Properties Ltd.	10,200,000	32,486,782
Hang Seng Bank Ltd.	2,754,400	54,295,455
Henderson Land Development Co. Ltd.	5,100,000	31,898,491
Hong Kong and China Gas Co. Ltd. (The)	16,029,432	35,460,027
Hong Kong Exchanges and Clearing Ltd.	4,061,500	60,540,543
Hongkong Electric Holdings Ltd.	5,100,000	29,676,055
Hutchison Telecommunications International Ltd.[b]	2,696,000	3,538,343
Hutchison Whampoa Ltd.	7,140,000	67,215,611
Kerry Properties Ltd.	2,034,000	10,870,941
Kingboard Chemical Holdings Co. Ltd.	2,034,000	9,776,026
Li & Fung Ltd.[a]	8,362,200	28,562,611
Link REIT (The)[a]	9,690,000	21,734,115
Mongolia Energy Corp. Ltd.[b]	10,220,000	10,649,313
MTR Corp. Ltd.[a]	6,626,000	21,655,676
New World Development Co. Ltd.	10,418,599	19,629,389
Noble Group Ltd.	5,110,000	8,066,652
NWS Holdings Ltd.	3,066,000	6,586,069

Security	Shares	Value
Orient Overseas International Ltd.	1,020,000	$4,471,018
Pacific Basin Shipping Ltd.	7,116,000	10,105,454
PCCW Ltd.	24,474,000	15,527,098
Shangri-La Asia Ltd.	4,088,000	8,791,905
Sun Hung Kai Properties Ltd.	6,120,000	91,773,527
Swire Pacific Ltd. Class A	4,080,000	43,899,644
Wharf Holdings Ltd. (The)	8,054,375	36,027,772

		919,984,574

IRELAND – 0.51%
Allied Irish Banks PLC	3,581,549	44,397,549
Anglo Irish Bank Corp. PLC	2,976,224	23,775,506
Bank of Ireland	4,310,695	35,982,826
CRH PLC	1,851,405	47,662,801
Elan Corp. PLC[b]	1,662,394	35,015,628
Kerry Group PLC Class A	722,724	20,049,264
Ryanair Holdings PLC[b]	177,504	675,759

		207,559,333

ITALY – 3.64%
A2A SpA	4,520,184	16,362,072
Alleanza Assicurazioni SpA	1,870,270	18,296,416
Assicurazioni Generali SpA[a]	3,655,794	127,369,261
Atlantia SpA	976,215	26,228,461
Autogrill SpA[a]	1,012,239	12,097,790
Banca Monte dei Paschi di Siena SpA	9,648,532	27,549,043
Banca Popolare di Milano Scrl[a]	1,948,704	19,626,204
Banco Popolare SpA	2,413,825	43,687,577
Bulgari SpA	776,067	8,506,281
Enel SpA	15,243,138	141,390,566
Eni SpA	9,009,605	305,604,315
Fiat SpA[a]	2,635,518	45,561,702
Finmeccanica SpA	1,241,128	36,831,659
Intesa Sanpaolo SpA	27,327,874	154,457,298
Italcementi SpA	495,662	6,964,077
Luxottica Group SpA	556,126	13,648,852
Mediaset SpA	3,482,555	24,831,810
Mediobanca SpA[a]	1,903,961	27,849,892
Mediolanum SpA[a]	1,509,587	6,400,618
Parmalat SpA	6,145,740	15,313,459
Pirelli & C. SpA	12,256,812	7,649,477
Saipem SpA	762,132	29,632,782

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Snam Rete Gas SpA[a]	4,119,186	$27,330,647
Telecom Italia SpA[a]	31,831,847	57,761,139
UniCredito SpA	36,724,567	220,746,346
Unione di Banche Italiane ScpA	2,429,833	57,928,725

		1,479,626,469

JAPAN – 21.22%
Advantest Corp.	509,200	10,505,769
AEON Co. Ltd.	2,385,400	29,131,961
AEON Credit Service Co. Ltd.	715,490	9,155,042
Aisin Seiki Co. Ltd.	816,000	21,327,659
Ajinomoto Co. Inc.	2,040,000	20,950,178
All Nippon Airways Co. Ltd.[a]	2,036,000	7,459,463
Alps Electric Co. Ltd.	1,122,000	11,564,121
Amada Co. Ltd.	2,040,000	14,023,408
Asahi Breweries Ltd.	1,660,500	31,263,520
Asahi Glass Co. Ltd.	3,463,000	38,415,479
Asahi Kasei Corp.	4,080,000	20,912,430
Astellas Pharma Inc.	1,734,490	75,262,599
Bank of Kyoto Ltd. (The)[a]	2,040,000	21,346,533
Bank of Yokohama Ltd. (The)	5,117,000	33,234,343
Benesse Corp.	306,000	13,391,127
Bridgestone Corp.	2,134,000	34,847,666
Canon Inc.	3,709,000	170,205,301
Casio Computer Co. Ltd.	711,600	8,815,584
Central Japan Railway Co.	5,100	51,809,224
Chiba Bank Ltd. (The)	4,075,000	27,296,110
Chubu Electric Power Co. Inc.	2,235,600	53,674,256
Chugai Pharmaceutical Co. Ltd.	1,219,600	19,464,403
Chuo Mitsui Trust Holdings Inc.	3,053,000	19,150,983
Citizen Watch Co. Ltd.	1,632,000	11,581,107
Coca-Cola West Japan Co. Ltd.	363,600	8,023,185
Credit Saison Co. Ltd.	816,000	17,250,867
Dai Nippon Printing Co. Ltd.	2,040,000	28,084,563
Daicel Chemical Industries Ltd.	1,020,000	6,020,817
Daido Steel Co. Ltd.	1,383,000	7,255,040
Daiichi Sankyo Co. Ltd.	2,448,095	73,158,596
Daikin Industries Ltd.	1,020,000	43,787,760
Daito Trust Construction Co. Ltd.	408,000	18,647,546
Daiwa House Industry Co. Ltd.	2,789,000	26,448,860
Daiwa Securities Group Inc.	5,100,000	44,637,091
Dena Co. Ltd.	1,026	4,993,070

Security	Shares	Value
Denso Corp.	1,735,500	$45,199,912
Dentsu Inc.	6,120	13,527,020
DIC Corp.	3,060,000	8,238,516
Dowa Holdings Co. Ltd.	1,020,000	6,832,401
East Japan Railway Co.	12,240	95,804,598
Eisai Co. Ltd.[a]	918,000	32,954,064
Electric Power Development Co. Ltd.	510,000	19,770,551
Elpida Memory Inc.[b]	407,400	11,647,000
FamilyMart Co. Ltd.	306,000	13,362,816
Fanuc Ltd.	636,400	50,754,203
Fast Retailing Co. Ltd.	220,900	24,749,956
Fuji Electric Holdings Co. Ltd.	1,020,000	2,840,542
Fuji Television Network Inc.	1,922	2,654,897
FUJIFILM Holdings Corp.	1,836,000	57,754,545
Fujitsu Ltd.	7,140,000	51,988,527
Fukuoka Financial Group Inc.	4,069,000	17,091,419
Furukawa Electric Co. Ltd. (The)	2,040,000	9,927,742
Gunma Bank Ltd.	2,040,000	12,702,225
Hankyu Hanshin Holdings Inc.	4,076,000	18,440,709
Haseko Corp.	5,590,000	6,154,508
Hikari Tsushin Inc.	98,900	3,028,718
Hino Motors Ltd.	1,020,000	5,379,100
Hirose Electric Co. Ltd.	102,500	9,739,325
Hiroshima Bank Ltd. (The)	4,080,000	16,760,143
Hitachi Construction Machinery Co. Ltd.	304,100	8,102,956
Hitachi Ltd.	11,222,000	80,984,041
Hokuhoku Financial Group Inc.	7,116,000	18,302,706
Honda Motor Co. Ltd.	5,438,800	175,615,599
Hoya Pentax HD Corp.	1,485,400	30,646,639
IBIDEN Co. Ltd.	510,000	15,193,598
Idemitsu Kosan Co. Ltd.	102,200	8,954,379
IHI Corp.	2,836,000	5,483,869
INPEX Holdings Inc.	3,320	33,696,072
Isetan Mitsukoshi Holdings Ltd. Class La,b	1,706,900	19,645,498
Isuzu Motors Ltd.	4,074,000	17,677,809
ITO EN Ltd.[a]	204,000	3,025,508
ITOCHU Corp.	5,100,000	50,959,893
Itochu Techno-Solutions Corp.	204,000	5,699,958

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
J. Front Retailing Co. Ltd.	1,554,600	$8,457,277
Japan Airlines Corp.[a,b]	2,040,000	4,171,162
Japan Real Estate Investment Corp.	1,022	10,542,906
Japan Steel Works Ltd. (The)	1,018,000	18,413,193
Japan Tobacco Inc.	15,244	71,223,759
JFE Holdings Inc.	1,828,875	89,510,559
JGC Corp.	1,020,000	20,761,437
Joyo Bank Ltd. (The)[a]	3,060,000	14,382,014
JS Group Corp.	1,020,480	14,841,972
JSR Corp.	640,900	11,503,409
Kajima Corp.	4,082,000	13,293,834
Kamigumi Co. Ltd.	1,020,000	7,483,554
Kansai Electric Power Co. Inc. (The)	2,652,000	61,708,655
Kao Corp.	1,018,000	26,418,930
Kawasaki Heavy Industries Ltd.	5,100,000	13,259,009
Kawasaki Kisen Kaisha Ltd.	3,060,000	24,460,748
KDDI Corp.	9,180	52,743,489
Keihin Electric Express Railway Co. Ltd.[a]	2,040,000	13,041,958
Keio Corp.	2,040,000	10,965,814
Keyence Corp.	101,881	22,292,507
Kikkoman Corp.	1,020,000	12,626,729
Kinden Corp.	1,020,000	10,342,970
Kintetsu Corp.	6,120,000	18,515,428
Kirin Holdings Co. Ltd.	3,060,000	46,684,924
Kobe Steel Ltd.	10,200,000	29,066,013
Komatsu Ltd.	3,060,000	76,439,839
Konami Corp.	408,000	12,909,840
Konica Minolta Holdings Inc.	2,040,000	33,520,285
Kubota Corp.	4,080,000	26,046,167
Kuraray Co. Ltd.	1,530,000	16,604,432
Kurita Water Industries Ltd.	306,600	9,786,464
Kyocera Corp.	612,000	52,771,800
Kyowa Hakko Kogyo Co. Ltd.	1,210,000	13,534,625
Kyushu Electric Power Co. Inc.	1,428,000	30,122,959
Lawson Inc.	306,000	15,797,567
Makita Corp.	408,800	14,069,815
Marubeni Corp.	6,120,000	44,901,328
Marui Group Co. Ltd.[a]	1,635,800	12,622,077

Security	Shares	Value
Matsushita Electric Industrial Co. Ltd.	6,124,868	$130,901,097
Mazda Motor Corp.	3,066,000	17,757,469
Meiji Dairies Corp.	2,040,000	10,512,837
Minebea Co. Ltd.	2,040,000	10,871,444
Mitsubishi Chemical Holdings Corp.	3,845,500	22,948,120
Mitsubishi Corp.	4,621,700	135,548,772
Mitsubishi Electric Corp.	6,505,000	64,457,186
Mitsubishi Estate Co. Ltd.	4,069,000	99,009,761
Mitsubishi Gas Chemical Co. Inc.	2,010,000	13,408,058
Mitsubishi Heavy Industries Ltd.	11,180,000	49,649,813
Mitsubishi Materials Corp.	5,100,000	20,148,032
Mitsubishi Motors Corp.[a,b]	12,228,000	20,250,840
Mitsubishi UFJ Financial Group Inc.	34,794,880	312,585,729
Mitsubishi UFJ Lease & Finance Co. Ltd.	224,840	9,860,217
Mitsui & Co. Ltd.	5,117,000	105,810,196
Mitsui Chemicals Inc.	2,040,000	9,833,371
Mitsui Engineering & Shipbuilding Co. Ltd.	3,060,000	9,342,647
Mitsui Fudosan Co. Ltd.	2,057,000	47,007,355
Mitsui Mining & Smelting Co. Ltd.	3,060,000	9,342,647
Mitsui O.S.K. Lines Ltd.	4,097,000	53,446,547
Mitsui Sumitomo Insurance Group Holdings Inc.[b]	1,219,248	40,609,639
Mizuho Financial Group Inc.	32,645	158,868,206
Mizuho Trust & Banking Co. Ltd.[a]	5,110,000	7,989,915
Murata Manufacturing Co. Ltd.	816,000	34,048,758
Namco Bandai Holdings Inc.	918,000	11,117,749
NEC Corp.	6,137,000	33,670,176
NGK Insulators Ltd.	1,020,000	14,929,361
NGK Spark Plug Co. Ltd.[a]	1,020,000	11,494,287
Nidec Corp.	408,000	29,103,761
Nikon Corp.[a]	1,020,000	29,820,975
Nintendo Co. Ltd.	344,100	167,457,649
Nippon Building Fund Inc.	2,044	24,206,134
Nippon Electric Glass Co. Ltd.	1,151,500	16,971,268
Nippon Express Co. Ltd.	3,060,000	13,957,348

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Nippon Meat Packers Inc.[a]	1,020,000	$16,137,299
Nippon Mining Holdings Inc.	3,263,000	19,743,739
Nippon Oil Corp.	5,100,000	32,321,784
Nippon Sheet Glass Co. Ltd.[a]	3,060,000	12,513,485
Nippon Steel Corp.	17,361,000	99,586,621
Nippon Telegraph and Telephone Corp.	17,250	88,256,927
Nippon Yusen Kabushiki Kaisha[a]	5,100,000	43,787,760
Nipponkoa Insurance Co. Ltd.[a]	2,044,000	16,490,429
Nishi-Nippon City Bank Ltd. (The)	4,065,000	11,846,926
Nissan Motor Co. Ltd.	7,821,300	60,784,494
Nisshin Seifun Group Inc.	1,077,200	14,779,920
Nisshin Steel Co. Ltd.[a]	4,080,000	12,721,099
Nissin Food Products Co. Ltd.[a]	306,000	10,022,112
Nitto Denko Corp.	612,000	17,609,474
NOK Corp.	510,000	7,408,058
Nomura Holdings Inc.	6,299,600	91,855,203
NSK Ltd.	2,040,000	16,911,135
NTN Corp.	2,040,000	12,739,973
NTT Data Corp.	4,080	16,835,639
NTT DoCoMo Inc.	52,836	85,351,026
Obayashi Corp.	1,020,000	4,407,087
Oji Paper Co. Ltd.	3,060,000	15,486,146
Olympus Corp.	1,020,000	34,350,743
Omron Corp.	844,900	14,852,292
Oracle Corp. Japan[a]	102,000	4,274,969
Oriental Land Co. Ltd.	204,000	12,777,721
ORIX Corp.	345,480	52,995,868
Osaka Gas Co. Ltd.	7,140,000	25,763,057
Promise Co. Ltd.	356,750	9,109,775
Rakuten Inc.[a]	25,492	12,877,487
Resona Holdings Inc.	17,276	25,078,451
Ricoh Co. Ltd.	2,040,000	33,293,796
Rohm Co. Ltd.	408,000	23,328,307
Sankyo Co. Ltd.	306,000	18,600,361
SANYO Electric Co. Ltd.[a,b]	6,173,000	13,821,215
Sapporo Hokuyo Holdings Inc.	2,040	12,758,847
Sapporo Holdings Ltd.	2,040,000	14,665,125
SBI Holdings Inc.	46,971	11,233,754
SBI SECURITIES Co. Ltd.[c]	7,150	6,070,571
Secom Co. Ltd.	816,300	37,610,899
Sega Sammy Holdings Inc.	1,018,138	9,513,988

Security	Shares	Value
Seiko Epson Corp.	612,000	$16,618,587
Sekisui Chemical Co. Ltd.	2,040,000	12,985,335
Sekisui House Ltd.	2,040,000	19,194,893
Seven & I Holdings Co. Ltd.	2,743,680	84,022,582
77 Bank Ltd. (The)	2,040,000	12,249,248
Sharp Corp.	4,080,000	56,848,591
Shimamura Co. Ltd.	201,000	12,273,674
Shimano Inc.	306,000	14,155,526
Shimizu Corp.	3,054,000	12,319,415
Shin-Etsu Chemical Co. Ltd.	1,428,000	87,858,630
Shinsei Bank Ltd.	3,066,000	10,694,194
Shionogi & Co. Ltd.[a]	1,020,000	19,959,292
Shiseido Co. Ltd.	1,020,000	22,696,026
Shizuoka Bank Ltd. (The)	3,058,000	32,819,355
Showa Denko K.K.	4,080,000	10,493,963
Showa Shell Sekiyu K.K.	1,122,000	12,415,340
SMC Corp.	204,000	20,383,957
SoftBank Corp.	2,550,400	46,909,333
Sojitz Corp.	4,775,600	14,713,187
Sompo Japan Insurance Inc.	3,060,000	30,462,691
Sony Corp.	3,468,400	132,208,984
Sony Financial Holdings Inc.	3,003	11,335,745
Stanley Electric Co. Ltd.	640,900	13,193,343
Sumco Corp.	510,400	11,687,468
Sumitomo Chemical Co. Ltd.	6,120,000	40,541,426
Sumitomo Corp.	3,979,700	54,051,900
Sumitomo Electric Industries Ltd.	2,743,600	33,481,134
Sumitomo Heavy Industries Ltd.	2,040,000	12,872,091
Sumitomo Metal Industries Ltd.	12,246,000	59,369,052
Sumitomo Metal Mining Co. Ltd.	2,040,000	26,348,152
Sumitomo Mitsui Financial Group Inc.[a]	22,020	172,761,808
Sumitomo Realty & Development Co. Ltd.	1,413,000	29,414,350
Sumitomo Trust and Banking Co. Ltd. (The)	5,090,000	35,366,517
Suruga Bank Ltd.	1,020,000	12,749,410
Suzuken Co. Ltd.	306,040	10,533,088

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Suzuki Motor Corp.[a]	1,123,600	$24,637,387
T&D Holdings Inc.	664,250	41,974,626
Taiheiyo Cement Corp.	1,513,000	3,009,622
Taisho Pharmaceutical Co. Ltd.	1,020,000	21,091,733
Taiyo Nippon Sanso Corp.	1,020,000	8,436,693
Takashimaya Co. Ltd.	2,132,000	18,048,573
Takeda Pharmaceutical Co. Ltd.	2,946,800	156,766,434
Takefuji Corp.	690,920	9,524,641
TDK Corp.	424,000	25,498,450
Teijin Ltd.	3,060,000	9,257,714
Terumo Corp.	612,000	31,595,133
Tobu Railway Co. Ltd.[a]	3,060,000	13,957,348
Toho Co. Ltd.	816,000	17,175,372
Tohoku Electric Power Co. Inc.	1,632,000	36,162,650
Tokio Marine Holdings Inc.	2,451,200	92,528,066
Tokuyama Corp.	1,020,000	6,445,483
Tokyo Broadcasting System Inc.[a]	174,100	3,025,025
Tokyo Electric Power Co. Inc. (The)	4,166,000	114,667,623
Tokyo Electron Ltd.	611,400	34,505,621
Tokyo Gas Co. Ltd.	9,180,000	37,030,855
Tokyo Steel Manufacturing Co. Ltd.	510,000	5,732,988
Tokyo Tatemono Co. Ltd.	2,040,000	10,135,356
Tokyu Corp.	4,080,000	22,535,598
Tokyu Land Corp.	2,040,000	10,305,223
TonenGeneral Sekiyu K.K.	2,040,000	17,288,616
Toppan Printing Co. Ltd.	2,040,000	21,138,919
Toray Industries Inc.[a]	5,100,000	25,621,502
Toshiba Corp.	10,436,000	68,166,869
Tosoh Corp.	2,040,000	8,851,923
TOTO Ltd.[a]	2,040,000	14,910,487
Toyo Seikan Kaisha Ltd.	714,000	12,927,770
Toyoda Gosei Co. Ltd.	306,000	8,422,538
Toyota Industries Corp.	918,500	26,598,557
Toyota Motor Corp.	8,978,200	387,088,051
Toyota Tsusho Corp.	714,000	14,136,652
Trend Micro Inc.	510,000	17,835,962
Ube Industries Ltd.	4,080,000	14,721,747
Uni-Charm Corp.	204,000	14,400,888
USS Co. Ltd.	142,800	9,552,149
West Japan Railway Co.	7,140	33,822,270

Security	Shares	Value
Yahoo! Japan Corp.	54,064	$20,583,186
Yamada Denki Co. Ltd.	306,000	20,836,934
Yamaguchi Financial Group Inc.	1,026,000	13,783,152
Yamaha Corp.	640,700	13,189,226
Yamaha Motor Co. Ltd.	817,700	13,844,576
Yamato Holdings Co. Ltd.	2,040,000	25,517,694
Yaskawa Electric Corp.	1,020,000	8,653,745
Yokogawa Electric Corp.	919,700	7,777,266

		8,637,445,177

NETHERLANDS – 2.53%
Aegon NV	4,725,456	55,576,865
Akzo Nobel NV	919,902	52,976,078
ASML Holding NV	1,516,978	35,147,944
Fugro NV CVA	163,520	11,674,844
Heineken NV	810,548	37,851,199
ING Groep NV	6,575,453	215,497,658
Koninklijke Ahold NV	4,300,667	49,151,597
Koninklijke DSM NV	605,923	36,936,440
Koninklijke KPN NV	6,115,956	106,970,532
Koninklijke Philips Electronics NVa	3,711,291	124,380,837
Randstad Holding NV	302,494	8,603,945
Reed Elsevier NV	2,225,320	36,977,391
SBM Offshore NV	565,866	12,740,138
SNS REAAL NV	513,970	8,660,754
TNT NV	1,450,855	51,068,993
TomTom NVb	147,320	3,353,599
Unilever NV	5,714,416	158,168,378
Wolters Kluwer NV	1,087,406	25,432,412

		1,031,169,604

NORWAY – 1.07%
Acergy SA	735,172	12,388,689
Aker Solutions ASA	387,306	9,167,497
DnB NOR ASA	3,164,004	40,866,818
Norsk Hydro ASA	1,812,398	22,950,239
Orkla ASA	3,213,459	41,129,971
Petroleum Geo- Services ASA[b]	578,037	13,513,167
Renewable Energy Corp. ASA[b]	284,480	8,396,236
Seadrill Ltd.	1,059,866	31,952,283
StatoilHydro ASA	4,308,056	141,668,748
Storebrand ASA	2,090,859	14,643,467

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Telenor ASA	3,048,060	$46,316,783
Yara International ASA	703,007	50,673,587

		433,667,485

PORTUGAL – 0.34%
Banco Commercial Portugues SA Registered[a]	7,520,163	13,434,668
Banco Espirito Santo SA Registered	1,631,147	24,546,497
BRISA - Auto-estradas de Portugal SAa	1,828,717	18,603,227
Energias de Portugal SA	7,601,716	41,689,929
Portugal Telecom SGPS SA Registered[a]	2,127,524	23,435,453
Sonae SGPS SA	5,339,053	5,664,575
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	981,718	9,542,650

		136,916,999

SINGAPORE – 1.24%
CapitaLand Ltd.	6,137,000	25,565,227
City Developments Ltd.	3,060,000	25,673,317
ComfortDelGro Corp. Ltd.	11,220,000	12,873,931
COSCO Corp. (Singapore) Ltd.	3,066,000	6,856,654
DBS Group Holdings Ltd.	4,080,000	57,250,603
Fraser and Neave Ltd.	7,134,150	23,097,482
Golden Agri-Resources Ltd.	16,352,000	8,544,676
Keppel Corp. Ltd.	4,080,000	31,786,012
Olam International Ltd.	4,088,000	6,781,963
Oversea-Chinese Banking Corp.	10,201,200	62,848,875
Singapore Airlines Ltd.	1,807,200	19,943,521
Singapore Exchange Ltd.	3,054,000	15,222,013
Singapore Press Holdings Ltd.	11,220,750	33,048,032
Singapore Technologies Engineering Ltd.	8,160,000	16,578,821
Singapore Telecommunications Ltd.	24,492,285	64,081,254
United Overseas Bank Ltd.	5,100,000	72,606,884
UOL Group Ltd.	4,325,000	10,746,912
Wilmar International Ltd.[a]	3,066,000	9,881,649

		503,387,826

Security	Shares	Value
SPAIN – 4.24%
Abertis Infraestructuras SA	1,119,448	$23,858,812
Acciona SA	117,432	24,854,238
Acerinox SAa	773,720	15,379,685
Actividades de Construcciones y Servicios SA	796,881	39,426,108
Banco Bilbao Vizcaya Argentaria SA	11,793,788	217,686,879
Banco Popular Espanol SAa	2,998,394	32,888,057
Banco Sabadell SAa	2,920,498	23,877,145
Banco Santander SA	21,867,804	425,808,130
Bankinter SAa	861,928	8,216,870
Cintra Concesiones de Infraestructuras de Transporte SAa	1,077,227	12,202,198
Criteria CaixaCorp SA	2,313,594	12,562,052
Enagas SA	598,424	15,517,945
Gamesa Corporacion Tecnologica SA	526,292	25,192,793
Gas Natural SDG SA	637,322	31,153,977
Grifols SA	428,752	12,897,555
Grupo Ferrovial SAa	280,452	14,313,086
Iberdrola Renovables SAb	2,898,672	19,266,502
Iberdrola SA	12,769,845	174,535,560
Iberia Lineas Aereas de Espana SA	3,163,147	9,525,129
Industria de Diseno Textil SA	827,284	40,078,404
Red Electrica Corporacion SA	372,872	22,543,725
Repsol YPF SA	2,659,828	89,722,927
Sacyr Vallehermoso SAa	366,029	7,447,102
Telefonica SA	14,694,520	383,570,798
Union Fenosa SA	1,650,349	44,495,257

		1,727,020,934

SWEDEN – 2.23%
Alfa Laval AB	1,311,766	20,592,192
Assa Abloy AB Class Ba	1,227,310	16,883,447
Atlas Copco AB Class A	2,460,766	38,425,961
Atlas Copco AB Class B	1,535,941	21,763,627
Boliden AB	1,173,038	6,958,716
Electrolux AB Class B	1,080,020	13,117,218
Hennes & Mauritz AB Class B	1,617,306	86,855,669
Holmen AB Class B	300,921	8,900,781

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Husqvarna AB Class Ba	1,161,350	$9,691,190
Investor AB Class B	837,184	18,364,456
Lundin Petroleum ABb	910,094	12,030,920
Millicom International Cellular SA SDR	222,274	16,399,580
Modern Times Group MTG AB Class B	204,000	11,528,662
Nordea Bank AB	6,883,292	98,386,364
Sandvik ABa	3,391,561	44,694,382
Scania AB Class B	1,374,850	21,696,081
Securitas AB Class B	1,312,219	15,286,852
Skandinaviska Enskilda Banken AB Class A	1,683,528	34,912,961
Skanska AB Class Ba	1,413,811	18,397,742
SKF AB Class Ba	1,402,430	23,927,309
SSAB Svenskt Stal AB Class A	741,514	20,585,018
Svenska Cellulosa AB Class B	1,986,086	22,644,866
Svenska Handelsbanken AB Class A	1,855,446	47,369,567
Swedbank AB Class Aa	933,756	19,595,653
Swedish Match AB	1,384,198	27,619,001
Tele2 AB Class B	1,113,517	19,596,074
Telefonaktiebolaget LM Ericsson AB Class B	10,143,172	106,934,312
TeliaSonera AB	7,656,345	58,576,726
Volvo AB Class B	3,716,880	45,142,799

		906,878,126

SWITZERLAND – 7.28%
ABB Ltd. Registered[b]	7,477,113	198,628,651
Actelion Ltd. Registered[b]	357,636	19,571,016
Adecco SA Registered	411,874	18,974,501
Baloise Holding Registered	163,576	15,444,509
Compagnie Financiere Richemont SA Class A Bearer Units	1,770,557	106,520,629
Credit Suisse Group AG Registered[a]	3,725,707	187,529,623
Geberit AG Registered	160,531	20,495,275
Givaudan SA Registered	33,036	26,999,364
Holcim Ltd. Registered	742,640	52,969,790
Julius Baer Holding AG Registered	708,086	45,268,857
Kuehne & Nagel International AG Registered	143,080	12,014,351

Security	Shares	Value
Logitech International SA Registered[b]	690,659	$18,452,722
Lonza Group AG Registered	214,017	31,163,162
Nestle SA Registered	13,360,520	587,454,925
Nobel Biocare Holding AG Registered	557,656	17,240,510
Novartis AG Registered	7,635,240	454,981,620
OC Oerlikon Corp. AG Registered[b]	30,657	7,547,238
Roche Holding AG Genusschein	2,346,886	435,114,456
SGS SA Registered	18,125	25,630,964
Sonova Holding AG Registered	184,620	13,494,172
Sulzer AG Registered	121,962	14,698,283
Swatch Group AG (The) Bearer	124,360	29,072,710
Swatch Group AG (The) Registered	284,711	12,551,191
Swiss Life Holding AG Registered[b]	129,540	33,497,462
Swiss Reinsurance Co. Registered	1,232,986	77,179,276
Swisscom AG Registered[a]	86,442	27,961,678
Syngenta AG Registered	368,713	108,098,349
Synthes Inc.	251,940	34,978,311
UBS AG Registered[a,b]	10,047,352	195,386,483
Zurich Financial Services AG Registered	511,153	135,226,307

		2,964,146,385

UNITED KINGDOM – 21.47%
Alliance & Leicester PLC[a]	1,983,028	13,375,453
AMEC PLC	1,332,747	22,413,927
Anglo American PLC	4,502,475	260,522,609
Antofagasta PLC	1,187,464	13,607,751
AstraZeneca PLC	4,950,389	242,017,647
Aviva PLC	8,939,561	89,338,759
BAE Systems PLC	11,450,463	102,070,000
Balfour Beatty PLC	1,878,990	14,776,702
Barclays PLC[d]	28,159,000	188,536,951
Berkeley Group Holdings PLC (The) Units[b]	445,124	6,352,981
BG Group PLC	11,362,162	257,933,735
BHP Billiton PLC	7,520,169	252,201,178
BP PLC	63,223,648	653,125,162

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
British Airways PLC	2,274,844	$11,502,174
British American Tobacco PLC	5,130,093	185,765,038
British Energy Group PLC	3,678,797	53,161,065
British Land Co. PLC	1,968,008	27,386,450
British Sky Broadcasting Group PLC	3,913,779	35,217,116

BT Group PLC	26,212,433	90,296,199
Bunzl PLC	1,600,509	20,037,233
Burberry Group PLC	1,825,950	16,303,737
Cable & Wireless PLC	8,676,851	28,360,157
Cadbury PLC	4,348,446	51,596,882
Cairn Energy PLC[b]	446,582	24,238,979
Capita Group PLC	2,135,180	29,099,497
Carnival PLC	683,443	24,057,599
Centrica PLC	12,974,139	80,892,235
Cobham PLC	5,209,259	20,921,815
Compass Group PLC	6,893,778	49,980,538
Diageo PLC	8,828,559	153,986,177
Enterprise Inns PLC	2,114,334	12,983,681
Eurasian Natural Resources Corp.[b]	1,107,452	23,144,080

Experian PLC	3,252,238	25,318,468
FirstGroup PLC	1,196,662	12,302,728
Friends Provident PLC	6,767,042	11,313,680
G4S PLC	4,162,964	15,915,582
GKN PLC	2,863,260	12,095,181
GlaxoSmithKline PLC	18,477,638	430,443,673
Hammerson PLC	1,210,313	23,028,074
Hays PLC	5,306,684	8,435,888
HBOS PLC	17,984,143	103,490,012
Home Retail Group PLC	3,215,189	13,836,583
HSBC Holdings PLC	39,556,293	657,415,740
ICAP PLC	2,226,366	22,161,297
IMI PLC	1,518,222	13,217,725
Imperial Tobacco Group PLC	3,492,293	130,747,993
Inchcape PLC	2,030,179	10,094,170
InterContinental Hotels Group PLC	1,153,695	15,220,460

International Power PLC	5,513,547	45,079,669
Invensys PLC[b]	2,754,265	15,440,263
Investec PLC	1,869,070	12,532,762
J Sainsbury PLC	4,051,811	25,322,763

Security	Shares	Value
Johnson Matthey PLC	867,064	$28,700,546
Kazakhmys PLC	581,468	17,265,931
Kingfisher PLC	8,588,316	20,142,913
Ladbrokes PLC	1,962,058	9,804,051
Land Securities Group PLC	1,716,254	43,924,480
Legal & General Group PLC	21,417,003	41,491,592
Lloyds TSB Group PLC	19,487,086	113,972,312
Logica PLC	5,294,305	11,116,738
London Stock Exchange Group PLC	719,722	11,847,545

Lonmin PLC	486,888	23,388,554
Man Group PLC	5,681,516	69,158,995
Marks & Spencer Group PLC	5,583,068	28,588,806
Meggitt PLC	2,934,956	11,511,432
Mondi PLC	1,542,416	7,676,622
National Express Group PLC	625,303	12,101,735
National Grid PLC	8,799,023	116,432,298
Next PLC	896,586	16,952,371
Old Mutual PLC	17,671,987	33,991,252
Pearson PLC	2,831,812	36,490,034
Prudential PLC	8,417,745	91,043,923
Reckitt Benckiser PLC	2,037,322	111,466,894
Reed Elsevier PLC	3,842,153	43,876,959
Rentokil Initial PLC	4,760,544	6,318,208
Rexam PLC	1,939,170	14,606,550
Rio Tinto PLC	3,375,614	357,072,651
Rolls-Royce Group PLC[b]	6,185,805	43,898,025
Royal Bank of Scotland Group PLC	53,839,305	225,831,966

Royal Dutch Shell PLC Class A	12,066,834	430,018,414
Royal Dutch Shell PLC Class B	9,187,346	324,309,988
RSA Insurance Group PLC	11,328,042	29,597,989
SABMiller PLC	3,039,953	63,169,132
Sage Group PLC	4,877,028	18,925,713
Scottish & Southern Energy PLC	2,962,312	82,269,974
SEGRO PLC	1,677,428	13,606,936
Serco Group PLC	1,988,126	16,186,326
Severn Trent PLC	841,226	22,179,579
Shire Ltd.	1,759,056	28,973,734
Smith & Nephew PLC	3,231,275	34,628,505
Smiths Group PLC	1,109,008	23,000,852
Stagecoach Group PLC	2,198,272	12,410,487

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2008

Security	Shares	Value
Standard Chartered PLC	4,511,072	$138,507,729
Standard Life PLC	7,035,497	31,740,643
Tate & Lyle PLC	1,822,219	14,104,643
Tesco PLC	26,361,639	188,200,054
Thomas Cook Group PLC	1,458,988	5,809,120
Thomson Reuters PLC	734,421	19,901,863
3i Group PLC	1,477,092	26,392,262
Tomkins PLC	2,766,698	6,795,884
TUI Travel PLC	2,723,615	10,790,418
Tullow Oil PLC	2,457,704	38,339,169
Unilever PLC	4,419,005	121,500,065
United Business Media Ltd.	1,051,966	11,794,531
United Utilities Group PLC	2,400,213	33,068,118
United Utilities Group PLC Class Bc	3,106,158	10,460,080
Vedanta Resources PLC	452,132	18,073,779
Vodafone Group PLC	180,248,922	485,773,449
Whitbread PLC	915,295	20,161,760
William Hill PLC	2,093,603	13,043,001
Wm Morrison Supermarkets PLC	7,472,512	38,337,954
WPP Group PLC	3,983,908	38,176,212
Xstrata PLC	2,189,140	158,107,602

		8,735,645,566

TOTAL COMMON STOCKS
(Cost: $37,200,940,679)		40,331,683,945

PREFERRED STOCKS – 0.52%

GERMANY – 0.38%
Fresenius SE	275,336	22,424,754
Henkel AG & Co. KGaA	689,119	27,578,827
Porsche Automobil Holding SE	306,286	46,259,048
Volkswagen AG	377,861	59,179,794

		155,442,423

ITALY – 0.14%
Intesa Sanpaolo SpA RNC	3,507,140	18,522,771
Istituto Finanziario Industriale SpA[b]	486,440	10,238,479
Telecom Italia SpA RNC[a]	21,052,420	28,494,806

		57,256,056

TOTAL PREFERRED STOCKS
(Cost: $185,308,256)		212,698,479

Security	Shares	Value
RIGHTS – 0.06%

FRANCE – 0.06%
Suez Environnement SAb	3,461,398	$24,896,979

		24,896,979

TOTAL RIGHTS
(Cost: $24,694,801)		24,896,979

SHORT-TERM INVESTMENTS – 5.13%

MONEY MARKET FUNDS – 5.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%[d,e]	409,066	409,066
BGI Cash Premier Fund LLC 2.60%[d,e,f]	2,084,968,907	2,084,968,907

		2,085,377,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,085,377,973)		2,085,377,973

TOTAL INVESTMENTS IN SECURITIES – 104.81% (Cost: $39,496,321,709)		42,654,657,376

Other Assets, Less Liabilities – (4.81)%		(1,957,281,268)

NET ASSETS – 100.00%		$40,697,376,108

ADR – American Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Statement of Assets and Liabilities

iSHARES® TRUST

July 31, 2008

iShares MSCI EAFE Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$37,128,832,016
Affiliated issuers (Note 2)	2,367,489,693

Total cost of investments	$39,496,321,709

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$40,380,742,452
Affiliated issuers (Note 2)	2,273,914,924

Total value of investments	42,654,657,376
Foreign currency, at value[b]	59,704,551
Receivables:
Investment securities sold	1,021,789
Dividends and interest	83,295,934

Total Assets	42,798,679,650

LIABILITIES
Payables:
Investment securities purchased	4,376,682
Collateral for securities on loan (Note 5)	2,084,968,907
Investment advisory fees (Note 2)	11,957,953

Total Liabilities	2,101,303,542

NET ASSETS	$40,697,376,108

Net assets consist of:
Paid-in capital	$38,353,200,383
Undistributed net investment income	75,388,211
Accumulated net realized loss	(889,470,431)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	3,158,257,945

NET ASSETS	$40,697,376,108

Shares outstanding[c]	609,600,000

Net asset value per share	$66.76

[a]	Securities on loan with market value of $1,978,019,787. See Note 5.
[b]	Cost of foreign currency: $60,234,038.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® TRUST

Year ended July 31, 2008

iShares MSCI EAFE Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,574,078,238
Dividends from affiliated issuers (Note 2)	15,757,028
Interest from affiliated issuers (Note 2)	2,155,456
Securities lending income from affiliated issuers (Note 2)	9,068,736

Total investment income	1,601,059,458

EXPENSES
Investment advisory fees (Note 2)	159,236,686

Total expenses	159,236,686

Net investment income	1,441,822,772

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(789,332,745)
Investments in affiliated issuers (Note 2)	(5,363,890)
In-kind redemptions	2,366,548,507
Foreign currency transactions	10,774,738

Net realized gain	1,582,626,610

Net change in unrealized appreciation (depreciation) on:
Investments	(9,266,905,306)
Translation of assets and liabilities in foreign currencies	(2,051,455)

Net change in unrealized appreciation (depreciation)	(9,268,956,761)

Net realized and unrealized loss	(7,686,330,151)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,244,507,379)

[a]	Net of foreign withholding tax of $133,409,185.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Year ended July 31, 2008	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,441,822,772	$949,041,603
Net realized gain	1,582,626,610	60,372,220
Net change in unrealized appreciation (depreciation)	(9,268,956,761)	6,663,284,416

Net increase (decrease) in net assets resulting from operations	(6,244,507,379)	7,672,698,239

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,120,955,623)	(769,182,031)

Total distributions to shareholders	(2,120,955,623)	(769,182,031)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,674,382,311	10,201,668,788
Cost of shares redeemed	(5,938,096,401)	(99,448,531)

Net increase in net assets from capital share transactions	2,736,285,910	10,102,220,257

INCREASE (DECREASE) IN NET ASSETS	(5,629,177,092)	17,005,736,465

NET ASSETS
Beginning of year	46,326,553,200	29,320,816,735

End of year	$40,697,376,108	$46,326,553,200

Undistributed net investment income included in net assets at end of year	$75,388,211	$685,879,058

SHARES ISSUED AND REDEEMED
Shares sold	111,000,000	136,800,000
Shares redeemed	(83,400,000)	(1,200,000)

Net increase in shares outstanding	27,600,000	135,600,000

See notes to financial statements.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004
Net asset value, beginning of year	$79.60	$65.68	$54.00	$45.49	$36.88

Income from investment operations:
Net investment income	2.32 [a]	1.85 [a]	1.70 [a]	0.97	0.65
Net realized and unrealized gain (loss)[b]	(11.85)	13.60	11.09	8.34	8.48

Total from investment operations	(9.53)	15.45	12.79	9.31	9.13

Less distributions from:
Net investment income	(3.31)	(1.53)	(1.11)	(0.80)	(0.52)

Total distributions	(3.31)	(1.53)	(1.11)	(0.80)	(0.52)

Net asset value, end of year	$66.76	$79.60	$65.68	$54.00	$45.49

Total return	(12.35)%	23.75%	23.91%	20.53%	24.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$40,697,376	$46,326,553	$29,320,817	$17,721,489	$8,733,741
Ratio of expenses to average net assets	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of net investment income to average net assets	3.07%	2.48%	2.77%	2.57%	2.34%
Portfolio turnover rate[c]	12%	5%	7%	8%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of July 31, 2008, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2008, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $119,748,843, unrealized appreciation of $2,709,023,291, and capital and other losses of $484,596,409, for net distributable earnings of $2,344,175,725.

For the years ended July 31, 2008 and July 31, 2007, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2008.

From November 1, 2007 to July 31, 2008, the Fund incurred net realized capital losses of $466,993,985. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending July 31, 2009.

As of July 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carry forwards of $17,452,072 and $150,352 expiring in 2012 and 2013, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2008, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2008 are disclosed in the Fund’s Statement of Operations.

As of July 31, 2008, the cost of investments for federal income tax purposes was $39,945,556,363. Net unrealized appreciation was $2,709,101,013, of which $5,704,133,940 represented gross unrealized appreciation on securities and $2,995,032,927 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of July 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

The Board approved a change to the investment advisory fee structure effective August 1, 2008. For its investment advisory services to the Fund, BGFA will be entitled to be paid annual investment advisory fees based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2008, BGI earned securities lending agent fees of $9,068,736.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by the Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the year ended July 31, 2008.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss
Barclays PLC	21,121	16,251	9,213	28,159	$188,536,951	$15,757,028	$(5,363,890)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2008, aggregated $5,779,840,483 and $5,713,204,790, respectively.

In-kind purchases and sales (see Note 4) for the year ended July 31, 2008, aggregated $8,142,071,075 and $5,767,575,446, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI EAFE® Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of July 31, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI EAFE Index Fund, (the “Fund”), at July 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2008

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 0.01% of the income dividends paid by the Fund during the fiscal year ended July 31, 2008 qualified for the dividends-received deduction.

For the fiscal year ended July 31, 2008, the Fund earned foreign source income of $1,723,010,030 and paid foreign taxes of $130,981,945 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $1,496,160,739 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2008.

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	27

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the Fund for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that the Fund had met its investment objectives consistently since its inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-year and “last quarter” periods ended March 31, 2008, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in the Lipper Group. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates (as discussed below) at various assets levels of the Fund as compared to the Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates for the Fund. The Board discussed the substantial growth in assets of certain iShares funds, including the Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Fund, had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). In reviewing the comparative investment advisory/management fee information, the Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate under the Advisory Contract was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI EAFE Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0% and Less than 3.5%	3	0.22%
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	5	0.36
Greater than 1.5% and Less than 2.0%	12	0.87
Greater than 1.0% and Less than 1.5%	89	6.44
Greater than 0.5% and Less than 1.0%	394	28.53
Between 0.5% and –0.5%	763	55.27
Less than –0.5% and Greater than –1.0%	89	6.44
Less than –1.0% and Greater than –1.5%	17	1.23
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	31

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Trustee (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 64	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	33

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).

President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001);

Broadway Producer (since 2006).

Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 47	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 40	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 42	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 35	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	35

Notes:

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

  Sector (IGE)

iShares S&P North American

  Technology-Multimedia Networking (IGN)

iShares S&P North American

  Technology-Semiconductors (IGW)

iShares S&P North American

  Technology-Software (IGV)

iShares S&P North American

  Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

  Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

  Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	39

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

www.iSHARES.com

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI) Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds BGFA is a subsidiary of Barclays Global Investors N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

Certain financial information required by regulations or listing exchange rules in Jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those Jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLDSM. BARCLAYS GLOBAL INVESTORS

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NYSE SERIES

JULY 31, 2008

Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares S&P North American Technology Sector Index Fund

iShares S&P North American Technology-Multimedia Networking Index Fund

iShares S&P North American Technology-Semiconductors Index Fund

iShares S&P North American Technology-Software Index Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares NYSE Composite Index Fund

iShares NYSE 100 Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.32)%	(7.45)%	(6.93)%	6.41%	6.41%	6.92%	(1.03)%	(1.04)%	(0.56)%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.32)%	(7.45)%	(6.93)%	36.45%	36.40%	39.74%	(7.35)%	(7.40)%	(4.03)%

Effective March 28, 2008, the Fund and the Index changed their names from the iShares S&P GSTITM Technology Index Fund and the S&P GSTITM Technology Index to the iShares S&P North American Technology Sector Index Fund and the S&P North American Technology Sector IndexTM, respectively.

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Industry	Percentage of Net Assets
Computers	30.38%

Software	22.18

Telecommunications	14.80

Semiconductors	14.35

Internet	11.47

Electronics	3.58

Commercial Services	2.07

Office & Business Equipment	0.56

Distribution & Wholesale	0.22

Electrical Components & Equipment	0.16

Machinery	0.13

Entertainment	0.06

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Microsoft Corp.	8.61%

International Business Machines Corp.	8.01

Apple Inc.	6.39

Cisco Systems Inc.	5.92

Intel Corp.	5.79

Hewlett-Packard Co.	5.03

Google Inc. Class A	5.02

QUALCOMM Inc.	4.08

Oracle Corp.	3.89

Research in Motion Ltd.	2.66

TOTAL	55.40%

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index is designed to measure the performance of U.S.-traded technology-related stocks, and includes companies in the following categories: producers of sophisticated computer-related devices; communication equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 7.32%, while the Index declined 6.93%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

Performance within the technology sector was negative for the reporting period, as the weak economic environment dampened spending on technology. Chip makers and software producers, in particular, experienced sluggish spending levels by businesses. Select companies within the sector, though, enjoyed gains from high consumer demand for innovative new products, enabling them to weather the weak economic environment.

Performance was mixed for the Fund’s ten largest holdings as of July 31, 2008. The strongest performer among the ten largest holdings by far was Research in Motion Ltd., maker of the Blackberry handheld device, followed by wireless communications company QUALCOMM Inc. and Apple Inc., maker of the iPhone. On the negative side, Cisco Systems Inc. and software giant Microsoft Corp. were the largest decliners.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.31)%	(18.50)%	(18.18)%	6.82%	6.86%	7.41%	(3.20)%	(3.21)%	(2.65)%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.31)%	(18.50)%	(18.18)%	39.09%	39.31%	42.95%	(20.54)%	(20.56)%	(17.29)%

Effective March 28, 2008, the Fund and the Index changed their names from the iShares S&P GSTITM Networking Index Fund and the S&P GSTITM Multimedia Networking Index to the iShares S&P North American Technology-Multimedia Networking Index Fund and the S&P North American Technology-Multimedia Networking IndexTM, respectively.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Industry	Percentage of Net Assets
Telecommunication Equipment	26.42%

Networking Products	22.21

Wireless Equipment	17.57

Telecommunication Equipment Fiber Optics	13.83

Computers	6.94

Computer - Integrated Systems	4.82

Internet Infrastructure Software	4.05

Satellite Telecommunications	2.29

Internet Infrastructure Equipment	1.80

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
QUALCOMM Inc.	9.58%

Cisco Systems Inc.	7.28

Research in Motion Ltd.	6.94

Motorola Inc.	6.20

Juniper Networks Inc.	5.83

Corning Inc.	5.31

Nortel Networks Corp.	5.28

Foundry Networks Inc.	4.31

JDS Uniphase Corp.	4.26

CommScope Inc.	4.24

TOTAL	59.23%

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index is designed to measure the performance of U.S.-traded communication equipment stocks and includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 18.31%, while the Index declined 18.18%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

Performance for multimedia networking stocks as a group was negative for the reporting period, as the weak economic environment dampened spending on technology. Select companies within the sector, though, enjoyed gains from high consumer demand for innovative new products, enabling them to weather the weak economic environment.

Eight of the Fund’s ten largest holdings as of July 31, 2008 declined for the reporting period. The strongest positive performer among the ten largest holdings by far was Research in Motion Ltd., maker of the Blackberry handheld device, followed by wireless communications company QUALCOMM Inc. On the negative side, Nortel Networks Corp., Motorola Inc., Cisco Systems Inc. and JDS Uniphase Corp. were the largest decliners.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.35)%	(28.45)%	(28.09)%	(0.37)%	(0.36)%	0.12%	(4.50)%	(4.51)%	(4.07)%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(28.35)%	(28.45)%	(28.09)%	(1.85)%	(1.81)%	0.60%	(27.73)%	(27.79)%	(25.41)%

Effective March 28, 2008, the Fund and the Index changed their names from the iShares S&P GSTITM Semiconductor Index Fund and the S&P GSTITM Semiconductor Index to the iShares S&P North American Technology-Semiconductors Index Fund and the S&P North American Technology-Semiconductors IndexTM, respectively.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Industry	Percentage of Net Assets
Electronic Components - Semiconductors	64.49%

Semiconductor Equipment	20.13

Semiconductor Components/ Integrated Circuits	13.40

Networking Products	1.02

Wireless Equipment	0.48

Lasers - Systems/Components	0.44

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Intel Corp.	10.00%

Applied Materials Inc.	9.24

Texas Instruments Inc.	7.90

Broadcom Corp. Class A	6.03

MEMC Electronic Materials Inc.	5.84

Analog Devices Inc.	4.91

Xilinx Inc.	3.85

Linear Technology Corp.	3.82

Altera Corp.	3.65

KLA-Tencor Corp.	3.55

TOTAL	58.79%

The iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Semiconductors IndexTM (the “Index”). The Index has been developed as an equity benchmark for U.S.-traded semiconductor stocks. The Index is designed to measure the performance of U.S.-traded semiconductor stocks and includes companies that are producers of semiconductors and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 28.35%, while the Index declined 28.09%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

The semiconductor sector as a whole delivered negative returns for the reporting period as the weak economic environment dampened spending levels on technology by businesses. Select companies within the sector, though, enjoyed gains from innovative new products, enabling them to weather the weak economic environment.

Nine of the Fund’s ten largest holdings as of July 31, 2008 logged negative returns for the reporting period. Xilinx Inc., which develops programmable logic solutions, delivered the only gain for the reporting period. On the negative side, KLA-Tencor Corp. delivered the largest decline, followed by chip maker Texas Instruments Inc., Broadcom Corp., wafer producer MEMC Electronic Materials Inc., and Applied Materials Inc.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.58%	3.31%	4.04%	8.63%	8.65%	9.20%	(0.40)%	(0.39)%	0.11%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.58%	3.31%	4.04%	51.29%	51.44%	55.28%	(2.80)%	(2.73)%	0.81%

Effective March 28, 2008, the Fund and the Index changed their names from the iShares S&P GSTITM Software Index Fund and the S&P GSTITM Software Index to the iShares S&P North American Technology-Software Index Fund and the S&P North American Technology-Software IndexTM, respectively.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Industry	Percentage of Net Assets
Applications Software	25.26%

Enterprise Software/Services	22.97

Entertainment Software	14.33

Internet Security	12.12

Electronic Forms	9.08

Computer Aided Design	7.08

Electronic Design Automation	2.53

Computer - Integrated Systems	2.27

Computer Services	1.31

Internet Infrastructure Software	0.85

Motion Pictures and Services	0.71

Data Processing/Management	0.63

Decision Support Software	0.43

Transactional Software	0.36

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Symantec Corp.	9.31%

Oracle Corp.	9.13

Adobe Systems Inc.	9.08

Microsoft Corp.	8.79

Electronic Arts Inc.	7.25

Activision Blizzard Inc.	5.59

CA Inc.	4.93

Intuit Inc.	4.65

Autodesk Inc.	3.78

BMC Software Inc.	3.32

TOTAL	65.83%

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology- Software IndexTM (the “Index”). The Index is designed to measure the performance of U.S.-traded software-related stocks and includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund returned 3.58%, while the Index returned 4.04%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

The software sector generally delivered modest gains for the reporting period. Within the group, performance was mixed against the backdrop of a sluggish economy, which dampened consumer and business demand for computers and mobile devices. Demand for these products, in turn, translates into demand for software.

Among the Fund’s ten largest holdings as of July 31, 2008, performance was mixed for the reporting period. Activision Blizzard Inc., which publishes online and console games, was the strongest performer by far, logging triple-digit gains. BMC Software Inc. and software giant Oracle Corp. also delivered strong gains. Autodesk Inc., Electronic Arts Inc., and Microsoft Corp. were the largest decliners for the reporting period.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.25%	9.17%	9.88%	25.90%	25.90%	26.53%	17.51%	17.49%	18.05%

Cumulative Total Returns

Year Ended 7/31/08			Five Years Ended 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.25%	9.17%	9.88%	216.33%	216.32%	224.38%	198.32%	198.13%	208.09%

Effective March 28, 2008, the Fund and the Index changed their names from the iShares S&P GSSITM Natural Resources Index Fund and the S&P GSSITM Natural Resources Index to the iShares S&P North American Natural Resources Sector Index Fund and the S&P North American Natural Resources Sector IndexTM, respectively.

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Industry	Percentage of Net Assets
Oil & Gas	62.01%

Oil & Gas Services	16.31

Mining	11.88

Coal	3.15

Pipelines	2.57

Forest Products & Paper	1.80

Packaging & Containers	1.62

Building Materials	0.34

Manufacturing	0.14

Transportation	0.11

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.67%

Chevron Corp.	7.28

ConocoPhillips	6.43

Schlumberger Ltd.	6.20

Occidental Petroleum Corp.	3.33

EnCana Corp.	2.79

Suncor Energy Inc.	2.61

Transocean Inc.	2.25

Devon Energy Corp.	2.19

Canadian Natural Resources Ltd.	2.18

TOTAL	42.93%

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index is designed to measure the performance of U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund returned 9.25%, while the Index returned 9.88%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

The natural resources sector delivered positive performance for the reporting period. Escalating oil and natural gas prices continued to benefit the share prices of diversified oil companies as well as companies involved in the exploration of oil and gas. In addition, global demand and low inventories of metals drove up prices of many metals and mining companies during the reporting period.

Nine of the Fund’s ten largest holdings as of July 31, 2008 delivered gains for the reporting period. Oil and gas exploration and service companies Occidental Petroleum Corp., Devon Energy Corp., Suncor Energy Inc., and EnCana Corp. delivered the strongest gains for the reporting period. Oil giants ConocoPhillips and Chevron Corp. both posted modest gains. Exxon Mobil Corp. was the only holding to post a decline.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/08			Inception to 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.38)%	(9.28)%	(9.58)%	8.09%	8.09%	8.26%	40.16%	40.17%	41.10%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector*	Percentage of Net Assets
Financial	20.04%

Consumer Non-Cyclical	18.96

Energy	17.02

Industrial	11.14

Communications	9.30

Basic Materials	7.11

Consumer Cyclical	7.08

Technology	4.54

Utilities	3.60

Diversified	0.94

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.51%

General Electric Co.	1.63

Procter & Gamble Co. (The)	1.16

HSBC Holdings PLC SP ADR	1.14

BP PLC SP ADR	1.12

Johnson & Johnson	1.12

AT&T Inc.	1.06

Chevron Corp.	1.01

International Business Machines Corp.	1.01

Total SA SP ADR	0.94

TOTAL	12.70%

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 9.38%, while the Index declined 9.58%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

Within the Index, sector performance was mixed for the reporting period. Materials was the strongest performing industry sector, although it accounted for less than 8% of the Index. Energy and consumer staples, which accounted for a combined 26% of the Index, also logged positive results. The largest sector in the Index, financials, delivered the steepest declines. The consumer discretionary sector also suffered significant declines.

Among the Fund’s ten largest holdings as of July 31, 2008, performance was mixed for the reporting period. The strongest positive performers were technology company International Business Machines Corp. and health care company Johnson & Johnson, followed by the Procter & Gamble Co. On the negative side, General Electric Co. and telecommunications company AT&T Inc. posted the largest declines.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/08			Inception to 7/31/08			Inception to 7/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.76)%	(12.56)%	(12.65)%	3.54%	3.55%	3.73%	16.32%	16.37%	17.21%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	27.29%

Energy	19.89

Financial	15.44

Industrial	12.80

Communications	7.49

Consumer Cyclical	6.42

Technology	5.65

Basic Materials	2.56

Utilities	1.68

Diversified	0.65

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.96%

General Electric Co.	4.54

Procter & Gamble Co. (The)	3.24

Johnson & Johnson	3.12

AT&T Inc.	2.94

International Business Machines Corp.	2.85

Chevron Corp.	2.83

Bank of America Corp.	2.41

Wal-Mart Stores Inc.	2.30

JPMorgan Chase & Co.	2.26

TOTAL	33.45%

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2008 (the “reporting period”), the Fund declined 12.76%, while the Index declined 12.65%.

Broad U.S. stock indexes generally declined during the reporting period, in an environment of severe market volatility. Driving market turmoil were problems in the subprime mortgage industry and a corresponding credit crunch. As credit markets tightened, banks and financial institutions reported unexpectedly large subprime- and credit-related losses, some financial institutions struggled severely under the weight of deteriorating credit conditions, and corporate earnings growth slowed. The credit crunch also created negative effects in the broader economy, as housing values fell, unemployment levels rose, and consumer spending weakened.

The Federal Reserve (the “Fed”) responded to the struggling economic environment, cutting its federal funds rate target seven times in the reporting period. By the end of the reporting period, the rate stood at 2.00%, its lowest level since December 2004. The Fed’s ability to battle recession was hindered somewhat, though, by continued escalating prices for oil and other key commodities, which led to the highest inflation rate in 17 years. Aside from several short-lived rallies, markets marched steadily downward throughout the reporting period, registering the most severe declines in the final months of the reporting period.

Within the Index, sector performance was mixed for the reporting period. Utilities was the strongest performing industry sector, although it accounted for less than 2% of the Index. Consumer staples also logged positive results. The largest sector in the Index, energy, delivered slight gains. Financials and telecommunications services experienced the most severe declines.

Among the Fund’s ten largest holdings as of July 31, 2008, performance was also mixed for the reporting period. Discount retailer Wal-Mart Stores Inc. delivered the strongest gains. Technology company International Business Machines Corp. and health care company Johnson & Johnson also posted strong gains. On the negative side, the largest decliners were financial company Bank of America Corp., telecommunications company AT&T Inc., and General Electric Co., each of which logged double-digit declines.

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/08)	Ending Account Value (7/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/08 to 7/31/08)
S&P North American Technology Sector
Actual	$1,000.00	$ 996.60	0.48%	$2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Technology-Multimedia Networking
Actual	1,000.00	967.20	0.48	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Technology-Semiconductors
Actual	1,000.00	917.70	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
S&P North American Technology-Software
Actual	1,000.00	1,019.10	0.48	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/08)	Ending Account Value (7/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/08 to 7/31/08)
S&P North American Natural Resources Sector
Actual	$1,000.00	$1,072.00	0.48%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.41
NYSE Composite
Actual	1,000.00	938.50	0.25	1.20
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.26
NYSE 100
Actual	1,000.00	911.60	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

COMMERCIAL SERVICES – 2.07%
Alliance Data Systems Corp.[a]	12,203	$782,822
Convergys Corp.[a]	19,569	248,526
Euronet Worldwide Inc.[a]	7,429	118,864
Gartner Inc.[a]	9,282	226,110
Hewitt Associates Inc. Class Aa	15,159	558,609
Iron Mountain Inc.[a]	27,758	804,982
Lender Processing Services Inc.[a]	13,211	440,587
SAIC Inc.[a]	25,680	485,095
Western Union Co.	113,871	3,147,394
Wright Express Corp.[a]	5,973	158,583

		6,971,572

COMPUTERS – 30.38%
Affiliated Computer Services Inc. Class Aa	14,809	713,794
Apple Inc.[a]	135,564	21,547,898
Brocade Communications Systems Inc.[a]	55,215	372,701
CACI International Inc. Class Aa	4,634	208,345
Cadence Design Systems Inc.[a]	39,630	292,866
Cognizant Technology Solutions Corp.[a]	44,473	1,248,357
Computer Sciences Corp.[a]	23,252	1,101,447
Dell Inc.[a]	311,040	7,642,253
Diebold Inc.	10,249	379,008
DST Systems Inc.[a]	7,031	424,883
Electronic Data Systems Corp.	77,409	1,920,517
Electronics For Imaging Inc.[a]	8,161	114,336
EMC Corp.[a]	318,209	4,776,317
FactSet Research Systems Inc.	6,541	377,219
Hewlett-Packard Co.	379,003	16,979,334
Imation Corp.	4,837	92,193
International Business Machines Corp.	211,140	27,021,697
Jack Henry & Associates Inc.	11,852	255,885
Lexmark International Inc. Class Aa	14,532	509,783
Mentor Graphics Corp.[a]	13,990	194,181
MICROS Systems Inc.[a]	12,614	399,612
NCR Corp.[a]	25,843	694,143
NetApp Inc.[a]	53,161	1,358,264

Security	Shares	Value
Palm Inc.[b]	16,313	$107,340
Perot Systems Corp. Class Aa	13,349	223,195
Research in Motion Ltd.[a,b]	73,042	8,971,018
Riverbed Technology Inc.[a]	3,846	61,036
SanDisk Corp.[a]	34,491	486,323
SRA International Inc. Class Aa	6,563	144,058
Sun Microsystems Inc.[a]	120,319	1,278,991
Synaptics Inc.[a,b]	3,372	162,598
Synopsys Inc.[a]	21,919	526,494
Syntel Inc.	1,917	63,165
Teradata Corp.[a]	27,714	649,062
Unisys Corp.[a]	54,898	202,574
Western Digital Corp.[a]	34,089	981,422

		102,482,309

DISTRIBUTION & WHOLESALE – 0.22%
Brightpoint Inc.[a]	8,421	58,021
Ingram Micro Inc. Class Aa	21,507	396,374
Tech Data Corp.[a]	7,975	278,088

		732,483

ELECTRICAL COMPONENTS & EQUIPMENT – 0.16%
Molex Inc.	21,652	531,124

		531,124

ELECTRONICS – 3.58%
Agilent Technologies Inc.[a]	55,419	1,998,409
Amphenol Corp. Class A	26,962	1,285,279
Arrow Electronics Inc.[a]	19,043	613,565
Avnet Inc.[a]	23,181	631,914
AVX Corp.	7,654	77,076
Benchmark Electronics Inc.[a]	9,393	137,514
Celestica Inc.[a]	31,133	247,507
Cogent Inc.[a]	6,563	66,549
Cymer Inc.[a,b]	4,685	124,106
Dolby Laboratories Inc. Class Aa	6,157	250,528
FLIR Systems Inc.[a,b]	21,146	861,488
Itron Inc.[a]	5,265	486,117
Jabil Circuit Inc.	32,033	520,857
L-1 Identity Solutions Inc.[a]	9,397	126,578
Mettler-Toledo International Inc.[a]	5,233	562,600
National Instruments Corp.	8,746	297,801
Plexus Corp.[a]	6,514	185,649
Rofin-SinarTechnologies Inc.[a]	4,600	155,756
Sanmina-SCI Corp.[a]	81,703	144,614

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
Trimble Navigation Ltd.[a]	18,672	$619,910
Tyco Electronics Ltd.	73,508	2,436,055
Vishay Intertechnology Inc.[a]	28,923	259,439

		12,089,311

ENTERTAINMENT – 0.06%
Macrovision Solutions Corp.[a]	12,792	194,438

		194,438

INTERNET – 11.47%
Akamai Technologies Inc.[a,b]	25,783	601,775
Amazon.com Inc.[a]	47,589	3,632,944
Avocent Corp.[a]	7,045	167,530
CyberSource Corp.[a]	10,629	188,665
DealerTrack Holdings Inc.[a]	4,595	71,590
Digital River Inc.[a]	5,686	226,815
EarthLink Inc.[a,b]	16,910	152,190
eBay Inc.[a]	170,172	4,283,229
Equinix Inc.[a]	5,656	460,172
Expedia Inc.[a]	32,159	629,352
F5 Networks Inc.[a]	12,614	367,698
Google Inc. Class Aa	35,734	16,928,982
IAC/InterActiveCorp[a]	27,883	486,837
j2 Global Communications Inc.[a]	6,755	161,917
McAfee Inc.[a]	24,529	803,325
NetFlix Inc.[a,b]	6,893	212,925
NutriSystem Inc.[b]	4,299	73,986
Priceline.com Inc.[a]	5,934	682,113
RealNetworks Inc.[a]	14,549	99,952
Symantec Corp.[a]	129,289	2,724,119
TIBCO Software Inc.[a]	29,423	241,563
ValueClick Inc.[a]	15,104	179,738
VeriSign Inc.[a]	29,749	968,032
Websense Inc.[a]	6,926	144,546
Yahoo! Inc.[a]	211,808	4,212,861

		38,702,856
MACHINERY – 0.13%
Intermec Inc.[a]	7,312	137,612
Zebra Technologies Corp. Class Aa	10,233	315,279

		452,891
OFFICE & BUSINESS EQUIPMENT – 0.56%
Xerox Corp.	138,267	1,885,962

		1,885,962

Security	Shares	Value
SEMICONDUCTORS – 14.35%
Advanced Micro Devices Inc.[a]	92,785	$390,625
Altera Corp.	46,158	1,013,168
Amkor Technology Inc.[a]	17,670	154,789
Analog Devices Inc.	44,665	1,362,729
Applied Materials Inc.	208,644	3,613,714
Applied Micro Circuits Corp.[a]	10,811	83,893
Atmel Corp.[a]	67,908	239,715
Broadcom Corp. Class Aa	68,885	1,673,217
Cree Inc.[a,b]	13,489	261,687
Cypress Semiconductor Corp.[a]	23,209	632,445
Emulex Corp.[a]	12,964	146,104
Entegris Inc.[a]	17,667	111,832
Fairchild Semiconductor International Inc. Class Aa	19,537	237,375
FormFactor Inc.[a]	7,597	132,188
Hittite Microwave Corp.[a]	2,533	80,853
Integrated Device Technology Inc.[a]	26,389	264,418
Intel Corp.	880,078	19,528,931
International Rectifier Corp.[a]	11,058	186,659
Intersil Corp. Class A	18,826	454,271
KLA-Tencor Corp.	26,187	984,369
Lam Research Corp.[a]	19,302	634,843
Linear Technology Corp.	34,151	1,060,389
LSI Corp.[a]	98,292	682,146
MEMC Electronic Materials Inc.[a]	35,073	1,620,723
Micrel Inc.	8,035	76,493
Microchip Technology Inc.	28,457	908,632
Micron Technology Inc.[a]	117,374	566,916
Microsemi Corp.[a]	12,054	312,922
MKS Instruments Inc.[a]	6,886	141,852
National Semiconductor Corp.	33,269	696,986
Novellus Systems Inc.[a]	15,774	321,316
NVIDIA Corp.[a]	85,448	977,525
OmniVision Technologies Inc.[a]	7,252	79,409
ON Semiconductor Corp.[a,b]	50,617	475,294
PMC-Sierra Inc.[a]	33,204	240,397
QLogic Corp.[a]	20,729	390,534
Rambus Inc.[a]	13,787	228,313
Semtech Corp.[a]	8,893	129,571
Silicon Laboratories Inc.[a]	7,502	245,390

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
Skyworks Solutions Inc.[a]	25,023	$236,718
Teradyne Inc.[a]	26,959	252,606
Tessera Technologies Inc.[a]	7,554	131,591
Texas Instruments Inc.	203,634	4,964,597
Varian Semiconductor Equipment Associates Inc.[a]	11,333	331,150
Xilinx Inc.	42,996	1,067,591
Zoran Corp.[a]	7,610	62,935

		48,389,821

SOFTWARE – 22.18%
Activision Blizzard Inc.[a,b]	99,854	3,592,747
Acxiom Corp.	10,174	130,634
Adobe Systems Inc.[a]	81,850	3,384,497
Advent Software Inc.[a]	2,763	120,301
ANSYS Inc.[a]	13,203	605,754
Autodesk Inc.[a]	34,464	1,099,057
Automatic Data Processing Inc.	79,703	3,404,115
Avid Technology Inc.[a]	4,984	110,196
BMC Software Inc.[a]	29,660	975,517
Broadridge Financial Solutions Inc.	21,773	450,701
CA Inc.	60,386	1,440,810
Citrix Systems Inc.[a]	27,972	745,174
Compuware Corp.[a]	40,254	442,794
Concur Technologies Inc.[a,b]	7,187	296,248
Electronic Arts Inc.[a]	48,937	2,113,100
Fair Isaac Corp.	7,557	168,219
Fidelity National Information Services Inc.	26,425	500,754
Fiserv Inc.[a]	25,010	1,195,978
Global Payments Inc.	12,249	542,508
Informatica Corp.[a]	13,307	215,440
Intuit Inc.[a]	49,348	1,348,681
Lawson Software Inc.[a]	18,996	154,058
ManTech International Corp. Class Aa	2,997	167,352
MasterCard Inc. Class A	9,809	2,394,867
Metavante Technologies Inc.[a]	13,735	305,741
Microsoft Corp.	1,129,558	29,052,232
MicroStrategy Inc. Class Aa	1,474	89,089
Novell Inc.[a]	54,366	302,819
Nuance Communications Inc.[a,b]	26,584	412,584
Omniture Inc.[a]	6,588	114,302

Security	Shares	Value
Open Text Corp.[a,b]	7,698	$239,485
Oracle Corp.[a]	609,398	13,120,339
Parametric Technology Corp.[a]	17,876	346,258
Paychex Inc.	49,314	1,623,417
Progress Software Corp.[a]	6,452	189,882
Quest Software Inc.[a]	10,733	162,176
Red Hat Inc.[a]	29,111	622,393
Salesforce.com Inc.[a]	12,700	810,133
Solera Holdings Inc.[a]	3,998	115,902
Sybase Inc.[a]	12,106	406,883
Take-Two Interactive Software Inc.[a]	11,852	270,226
THQ Inc.[a]	10,203	154,882
Total System Services Inc.	30,873	604,493
VeriFone Holdings Inc.[a]	9,420	140,923
Wind River Systems Inc.[a]	10,324	121,101

		74,804,762

TELECOMMUNICATIONS – 14.80%
ADC Telecommunications Inc.[a]	18,083	171,065
ADTRAN Inc.	8,711	194,778
Anixter International Inc.[a]	4,620	314,299
ARRIS Group Inc.[a]	18,826	180,165
Atheros Communications Inc.[a]	9,106	282,286
Ciena Corp.[a]	14,086	291,158
Cisco Systems Inc.[a]	908,077	19,968,613
CommScope Inc.[a]	10,752	479,432
Corning Inc.	242,423	4,850,884
EchoStar Corp.[a]	6,466	206,847
Foundry Networks Inc.[a]	22,813	397,859
Harris Corp.	20,729	998,101
InterDigital Inc.[a]	7,328	170,083
JDS Uniphase Corp.[a]	34,699	379,260
Juniper Networks Inc.[a]	80,779	2,102,677
Motorola Inc.	347,121	2,999,125
NeuStar Inc. Class Aa	11,929	250,270
Nortel Networks Corp.[a]	76,344	583,268
Polycom Inc.[a]	13,729	324,004
QUALCOMM Inc.	248,625	13,758,908
RF Micro Devices Inc.[a]	39,493	129,142
SAVVIS Inc.[a]	4,268	68,843
Sonus Networks Inc.[a]	40,233	146,046
Sycamore Networks Inc.[a]	30,223	105,176

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
Tekelec[a]	10,168	$158,519
Tellabs Inc.[a]	60,012	308,462
3Com Corp.[a]	62,627	117,739

		49,937,009

TOTAL COMMON STOCKS (Cost: $397,301,780)		337,174,538

SHORT-TERM INVESTMENTS – 3.20%

MONEY MARKET FUNDS – 3.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	284,502	284,502
BGI Cash Premier Fund LLC 2.60%[c,d,e]	10,511,465	10,511,465

		10,795,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,795,967)		10,795,967

TOTAL INVESTMENTS IN SECURITIES – 103.16% (Cost: $408,097,747)		347,970,505

Other Assets, Less Liabilities – (3.16)%		(10,656,629)

NET ASSETS – 100.00%		$337,313,876

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

COMPUTER - INTEGRATED SYSTEMS – 4.82%
Brocade Communications Systems Inc.[a]	575,429	$3,884,146
Riverbed Technology Inc.[a,b]	39,910	633,372

		4,517,518

COMPUTERS – 6.94%
Research in Motion Ltd.[a]	53,042	6,514,619

		6,514,619

INTERNET INFRASTRUCTURE EQUIPMENT – 1.80%
Avocent Corp.[a]	71,140	1,691,709

		1,691,709

INTERNET INFRASTRUCTURE SOFTWARE – 4.05%
F5 Networks Inc.[a]	130,236	3,796,379

		3,796,379

NETWORKING PRODUCTS – 22.21%
Cisco Systems Inc.[a]	310,685	6,831,963
Foundry Networks Inc.[a]	231,951	4,045,225
Juniper Networks Inc.[a]	210,077	5,468,304
Polycom Inc.[a]	139,200	3,285,120
3Com Corp.[a]	641,218	1,205,490

		20,836,102

SATELLITE TELECOMMUNICATIONS – 2.29%
EchoStar Corp.[a]	67,062	2,145,313

		2,145,313

TELECOMMUNICATION EQUIPMENT – 26.42%
ADC Telecommunications Inc.[a]	187,165	1,770,581
ADTRAN Inc.	89,802	2,007,973
ARRIS Group Inc.[a]	194,906	1,865,250
CommScope Inc.[a]	89,153	3,975,332
Harris Corp.	78,618	3,785,457
Nortel Networks Corp.[a]	648,875	4,957,405
Sonus Networks Inc.[a,b]	431,132	1,565,009
Tekelec[a]	103,506	1,613,659
Tellabs Inc.[a]	631,995	3,248,454

		24,789,120

Security	Shares	Value
TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 13.83%
Ciena Corp.[a,b]	143,355	$2,963,148
Corning Inc.	248,968	4,981,850
JDS Uniphase Corp.[a,b]	365,460	3,994,478
Sycamore Networks Inc.[a,b]	297,708	1,036,024

		12,975,500

WIRELESS EQUIPMENT – 17.57%
InterDigital Inc.[a]	72,113	1,673,743
Motorola Inc.	673,313	5,817,424
QUALCOMM Inc.	162,431	8,988,931

		16,480,098

TOTAL COMMON STOCKS (Cost: $139,546,628)		93,746,358

SHORT-TERM INVESTMENTS – 5.93%

MONEY MARKET FUNDS – 5.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	92,086	92,086
BGI Cash Premier Fund LLC 2.60%[c,d,e]	5,472,148	5,472,148

		5,564,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,564,234)		5,564,234

TOTAL INVESTMENTS IN SECURITIES – 105.86% (Cost: $145,110,862)		99,310,592

Other Assets, Less Liabilities – (5.86)%		(5,499,532)

NET ASSETS – 100.00%		$93,811,060

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 64.49%
Advanced Micro Devices Inc.[a,b]	609,000	$2,563,890
Altera Corp.	300,956	6,605,984
Amkor Technology Inc.[a]	115,654	1,013,129
Applied Micro Circuits Corp.[a]	65,092	505,114
Broadcom Corp. Class Aa	448,972	10,905,530
Cree Inc.[a,b]	89,984	1,745,690
Fairchild Semiconductor International Inc. Class Aa	125,250	1,521,787
Intel Corp.	815,320	18,091,951
International Rectifier Corp.[a]	72,892	1,230,417
Intersil Corp. Class A	124,206	2,997,091
LSI Corp.[a]	639,991	4,441,537
MEMC Electronic Materials Inc.[a]	228,613	10,564,207
Microchip Technology Inc.	185,632	5,927,230
Micron Technology Inc.[a]	763,825	3,689,275
Microsemi Corp.[a]	78,887	2,047,906
National Semiconductor Corp.	216,693	4,539,718
NVIDIA Corp.[a]	556,878	6,370,684
ON Semiconductor Corp.[a]	330,535	3,103,724
PMC-Sierra Inc.[a]	219,401	1,588,463
Rambus Inc.[a]	90,077	1,491,675
Semtech Corp.[a]	61,819	900,703
Silicon Laboratories Inc.[a]	48,854	1,598,014
Skyworks Solutions Inc.[a]	163,461	1,546,341
Texas Instruments Inc.	586,394	14,296,286
Xilinx Inc.	280,344	6,960,941
Zoran Corp.[a]	51,936	429,511

		116,676,798

LASERS - SYSTEMS/COMPONENTS – 0.44%
Cymer Inc.[a,b]	30,540	809,005

		809,005

NETWORKING PRODUCTS – 1.02%
Atheros Communications Inc.[a]	59,516	1,844,996

		1,844,996

SEMICONDUCTOR COMPONENTS/ INTEGRATED CIRCUITS – 13.40%
Analog Devices Inc.	291,241	8,885,763
Atmel Corp.[a]	446,868	1,577,444
Cypress Semiconductor Corp.[a,b]	151,153	4,118,919

Security	Shares	Value
Hittite Microwave Corp.[a]	16,593	$529,649
Integrated Device Technology Inc.[a]	171,809	1,721,526
Linear Technology Corp.	222,714	6,915,270
Micrel Inc.	51,584	491,080

		24,239,651

SEMICONDUCTOR EQUIPMENT – 20.13%
Applied Materials Inc.	965,311	16,719,186
Entegris Inc.[a]	114,735	726,273
FormFactor Inc.[a]	49,088	854,131
KLA-Tencor Corp.	170,723	6,417,478
Lam Research Corp.[a,b]	125,473	4,126,807
MKS Instruments Inc.[a]	44,089	908,233
Novellus Systems Inc.[a]	100,291	2,042,928
Teradyne Inc.[a]	171,600	1,607,892
Tessera Technologies Inc.[a]	48,125	838,337
Varian Semiconductor Equipment Associates Inc.[a]	74,418	2,174,494

		36,415,759

WIRELESS EQUIPMENT – 0.48%
RF Micro Devices Inc.[a]	264,207	863,957

		863,957

TOTAL COMMON STOCKS (Cost: $265,336,093)		180,850,166

SHORT-TERM INVESTMENTS – 4.84%

MONEY MARKET FUNDS – 4.84%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	69,980	69,980
BGI Cash Premier Fund LLC 2.60%[c,d,e]	8,688,164	8,688,164

		8,758,144

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,758,144)		8,758,144

TOTAL INVESTMENTS IN SECURITIES – 104.80% (Cost: $274,094,237)		189,608,310

Other Assets, Less Liabilities – (4.80)%		(8,689,766)

NET ASSETS – 100.00%		$180,918,544

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

July 31, 2008

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

APPLICATIONS SOFTWARE – 25.26%
Citrix Systems Inc.[a]	433,143	$11,538,929
Compuware Corp.[a]	623,682	6,860,502
Intuit Inc.[a]	751,669	20,543,114
Microsoft Corp.	1,508,973	38,810,786
Nuance Communications Inc.[a,b]	405,976	6,300,747
Progress Software Corp.[a]	101,563	2,988,999
Quest Software Inc.[a]	171,073	2,584,913
Red Hat Inc.[a,b]	448,824	9,595,857
Salesforce.com Inc.[a,b]	192,778	12,297,309

		111,521,156

COMPUTER - INTEGRATED SYSTEMS – 2.27%
Jack Henry & Associates Inc.	185,900	4,013,581
MICROS Systems Inc.[a]	189,810	6,013,181

		10,026,762

COMPUTER AIDED DESIGN – 7.08%
ANSYS Inc.[a]	200,890	9,216,833
Autodesk Inc.[a]	523,886	16,706,724
Parametric Technology Corp.[a]	275,763	5,341,529

		31,265,086

COMPUTER SERVICES – 1.31%
FactSet Research Systems Inc.	100,398	5,789,953

		5,789,953

DATA PROCESSING/MANAGEMENT – 0.63%
Fair Isaac Corp.	124,869	2,779,584

		2,779,584

DECISION SUPPORT SOFTWARE – 0.43%
Wind River Systems Inc.[a]	162,646	1,907,838

		1,907,838

ELECTRONIC DESIGN AUTOMATION – 2.53%
Mentor Graphics Corp.[a]	216,515	3,005,228
Synopsys Inc.[a]	338,885	8,140,018

		11,145,246

ELECTRONIC FORMS – 9.08%
Adobe Systems Inc.[a]	968,831	40,061,162

		40,061,162

Security	Shares	Value
ENTERPRISE SOFTWARE/SERVICES – 22.97%
Advent Software Inc.[a]	42,371	$1,844,833
BMC Software Inc.[a]	445,166	14,641,510
CA Inc.	912,727	21,777,666
Concur Technologies Inc.[a,b]	111,874	4,611,446
Informatica Corp.[a,b]	209,778	3,396,306
Lawson Software Inc.[a]	302,064	2,449,739
MicroStrategy Inc. Class Aa	23,144	1,398,823
Novell Inc.[a]	842,106	4,690,530
Oracle Corp.[a]	1,873,088	40,327,585
Sybase Inc.[a,b]	186,956	6,283,591

		101,422,029

ENTERTAINMENT SOFTWARE – 14.33%
Activision Blizzard Inc.[a]	686,267	24,691,887
Electronic Arts Inc.[a]	740,871	31,990,810
Take-Two Interactive Software Inc.[a]	179,719	4,097,593
THQ Inc.[a]	163,416	2,480,655

		63,260,945

INTERNET INFRASTRUCTURE SOFTWARE – 0.85%
TIBCO Software Inc.[a]	454,904	3,734,762

		3,734,762

INTERNET SECURITY – 12.12%
McAfee Inc.[a]	378,602	12,399,215
Symantec Corp.[a]	1,951,367	41,115,303

		53,514,518

MOTION PICTURES AND SERVICES – 0.71%
Macrovision Solutions Corp.[a,b]	206,893	3,144,774

		3,144,774

TRANSACTIONAL SOFTWARE – 0.36%
Solera Holdings Inc.[a]	55,369	1,605,147

		1,605,147

TOTAL COMMON STOCKS (Cost: $482,396,522)		441,178,962

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

July 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.03%

MONEY MARKET FUNDS – 5.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	690,411	$690,411
BGI Cash Premier Fund LLC 2.60%[c,d,e]	21,512,941	21,512,941

		22,203,352

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,203,352)		22,203,352

TOTAL INVESTMENTS IN SECURITIES – 104.96% (Cost: $504,599,874)		463,382,314

Other Assets, Less Liabilities – (4.96)%		(21,904,983)

NET ASSETS – 100.00%		$441,477,331

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

BUILDING MATERIALS – 0.34%
Eagle Materials Inc.	60,001	$1,488,625
Martin Marietta Materials Inc.[a]	41,905	4,398,768
Texas Industries Inc.	29,376	1,518,739

		7,406,132

COAL – 3.15%
Alpha Natural Resources Inc.[b]	76,395	7,559,285
Arch Coal Inc.	165,336	9,310,070
CONSOL Energy Inc.	208,323	15,497,148
Foundation Coal Holdings Inc.	51,424	3,054,586
Massey Energy Co.	93,054	6,909,259
Patriot Coal Corp.[b]	37,085	4,678,273
Peabody Energy Corp.	310,996	21,038,879

		68,047,500

FOREST PRODUCTS & PAPER – 1.80%
Domtar Corp.[b]	605,663	3,452,279
International Paper Co.	488,590	13,543,715
Louisiana-Pacific Corp.	175,426	1,484,104
MeadWestvaco Corp.	197,941	5,306,798
Temple-Inland Inc.	168,312	2,735,070
Weyerhaeuser Co.	232,097	12,407,906

		38,929,872

MANUFACTURING – 0.14%
AptarGroup Inc.	76,508	2,960,860

		2,960,860

MINING – 11.88%
Agnico-Eagle Mines Ltd.	160,506	8,771,653
Alcoa Inc.	861,848	29,087,370
Barrick Gold Corp.	926,403	39,233,167
Cameco Corp.	348,470	12,520,527
Century Aluminum Co.[b]	34,033	2,022,241
Compass Minerals International Inc.	21,051	1,591,456
Denison Mines Corp.[b]	183,382	1,245,164
Eldorado Gold Corp.[b]	330,142	2,690,657
Freeport-McMoRan Copper & Gold Inc.	429,618	41,565,541
Goldcorp Inc.	805,130	30,071,606
IAMGOLD Corp.	287,777	1,905,084
Ivanhoe Mines Ltd.[b]	268,497	3,020,591

Security	Shares	Value
Kinross Gold Corp.	631,461	$11,461,017
Newmont Mining Corp.	480,309	23,035,620
Pan American Silver Corp.[b]	75,093	2,324,128
Silver Standard Resources Inc.[b]	68,562	1,939,619
Silver Wheaton Corp.[b]	211,407	2,739,835
Teck Cominco Ltd. Class B	477,642	21,957,203
Thompson Creek Metals Co. Inc.[b]	135,582	2,310,317
Vulcan Materials Co.[a]	123,115	7,902,752
Yamana Gold Inc.	714,025	8,832,489

		256,228,037

OIL & GAS – 62.01%
Anadarko Petroleum Corp.	528,129	30,583,950
Apache Corp.	373,831	41,932,623
Atwood Oceanics Inc.[b]	59,802	2,745,510
Berry Petroleum Co. Class A	27,048	1,164,146
Bill Barrett Corp.[b]	39,123	1,609,520
Cabot Oil & Gas Corp.	109,929	4,837,975
Canadian Natural Resources Ltd.	603,410	47,096,150
Chesapeake Energy Corp.	545,288	27,346,193
Chevron Corp.	1,857,115	157,037,644
Cimarex Energy Co.	93,190	4,856,131
Comstock Resources Inc.[b]	33,980	2,073,120
ConocoPhillips	1,700,114	138,763,305
CVR Energy Inc.[b]	1,536	24,346
Delta Petroleum Corp.[b]	26,740	509,932
Denbury Resources Inc.[b]	279,043	7,852,270
Devon Energy Corp.	498,303	47,283,972
Diamond Offshore Drilling Inc.	65,080	7,764,044
EnCana Corp.	833,636	60,180,183
Encore Acquisition Co.[b]	41,255	2,552,447
ENSCO International Inc.	165,108	11,415,567
EOG Resources Inc.	279,557	28,103,865
EXCO Resources Inc.[a,b]	53,451	1,392,399
Exxon Mobil Corp.	2,056,794	165,427,941
Forest Oil Corp.[b]	99,425	5,670,208
Frontier Oil Corp.	86,450	1,577,712
Helmerich & Payne Inc.	117,835	6,967,584
Hess Corp.	316,567	32,099,894
Holly Corp.	22,464	642,021
Marathon Oil Corp.	752,100	37,206,387
Mariner Energy Inc.[b]	100,148	2,649,916

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
Murphy Oil Corp.	213,714	$17,039,417
Nabors Industries Ltd.[b]	321,861	11,735,052
Newfield Exploration Co.[b]	149,070	7,301,449
Nexen Inc.	600,758	19,007,983
Noble Corp.	305,808	15,862,261
Noble Energy Inc.	195,370	14,431,982
Occidental Petroleum Corp.	911,958	71,889,649
Patterson-UTI Energy Inc.	177,596	5,047,278
Penn Virginia Corp.	28,444	1,727,973
Petro-Canada	537,869	24,865,684
Petrohawk Energy Corp.[b]	248,965	8,295,514
Pioneer Natural Resources Co.	137,124	8,152,022
Plains Exploration & Production Co.[a,b]	129,041	7,222,425
Pride International Inc.[b]	188,753	7,316,066
Quicksilver Resources Inc.[b]	118,363	3,096,376
Range Resources Corp.	168,425	8,178,718
Rowan Companies Inc.	125,236	4,984,393
SandRidge Energy Inc.[b]	99,551	4,867,048
Southwestern Energy Co.[b]	389,011	14,124,989
St. Mary Land & Exploration Co.	71,013	3,022,313
Suncor Energy Inc.	1,034,330	56,370,985
Sunoco Inc.	115,540	4,692,079
Talisman Energy Inc.	1,157,336	20,635,301
Tesoro Corp.	144,083	2,224,642
Transocean Inc.[b]	356,992	48,561,622
Ultra Petroleum Corp.[b]	174,181	12,433,040
Unit Corp.[b]	53,665	3,625,071
Valero Energy Corp.	548,953	18,340,520
W&T Offshore Inc.	32,432	1,435,440
Whiting Petroleum Corp.[b]	47,664	4,464,687
XTO Energy Inc.	576,086	27,208,542

		1,337,527,476

OIL & GAS SERVICES – 16.31%
Baker Hughes Inc.	323,194	26,796,015
BJ Services Co.	283,291	8,328,755
Cameron International Corp.[b]	250,118	11,945,636
Complete Production Services Inc.[a,b]	15,442	491,673
Dresser-Rand Group Inc.[b]	90,585	3,451,288

Security	Shares	Value
Dril-Quip Inc.[b]	30,054	$1,627,124
Exterran Holdings Inc.[b]	55,079	3,108,659
FMC Technologies Inc.[b]	149,281	9,222,580
Global Industries Ltd.[b]	71,245	850,665
Halliburton Co.	978,667	43,863,855
Helix Energy Solutions Group Inc.[b]	72,007	2,299,183
Hercules Offshore Inc.[b]	88,066	2,199,008
IHS Inc. Class Ab	16,124	1,003,397
Key Energy Services Inc.[b]	68,655	1,102,599
National Oilwell Varco Inc.[b]	468,628	36,848,220
Oceaneering International Inc.[b]	61,646	3,738,213
Oil States International Inc.[b]	55,817	3,063,237
Schlumberger Ltd.	1,316,600	133,766,560
SEACOR Holdings Inc.[b]	14,350	1,200,664
Smith International Inc.	229,225	17,049,755
Superior Energy Services Inc.[b]	90,373	4,286,391
Tetra Technologies Inc.[b]	74,776	1,415,510
Tidewater Inc.	52,140	3,125,272
Weatherford International Ltd.[b]	770,774	29,081,303
W-H Energy Services Inc.[b]	21,348	1,953,982

		351,819,544

PACKAGING & CONTAINERS – 1.62%
Ball Corp.	83,417	3,718,730
Bemis Co. Inc.	108,541	3,056,515
Crown Holdings Inc.[b]	182,872	5,125,902
Greif Inc. Class A	38,828	2,362,296
Owens-Illinois Inc.[b]	174,423	7,367,627
Packaging Corp. of America	90,807	2,317,395
Pactiv Corp.[b]	142,674	3,439,870
Sealed Air Corp.	179,380	3,892,546
Silgan Holdings Inc.	3,818	201,667
Sonoco Products Co.	103,039	3,361,132

		34,843,680

PIPELINES – 2.57%
El Paso Corp.	800,192	14,347,443
Spectra Energy Corp.	721,047	19,590,847
Williams Companies Inc. (The)	667,513	21,393,792

		55,332,082

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value
TRANSPORTATION – 0.11%
Overseas Shipholding Group Inc.	31,082	$2,447,707

		2,447,707

TOTAL COMMON STOCKS (Cost: $1,823,866,375)		2,155,542,890

SHORT-TERM INVESTMENTS – 0.98%

MONEY MARKET FUNDS – 0.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	1,070,014	1,070,014
BGI Cash Premier Fund LLC 2.60%[c,d,e]	20,200,020	20,200,020

		21,270,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,270,034)		21,270,034

TOTAL INVESTMENTS IN SECURITIES – 100.91% (Cost: $1,845,136,409)		2,176,812,924

SHORT POSITIONS[f] – (0.02)%

COMMON STOCKS – (0.02)%
John Bean Technologies Corp.	(32,244)	(467,538)

		(467,538)

TOTAL SHORT POSITIONS (Proceeds: $467,455)		(467,538)

Other Assets, Less Liabilities – (0.89)%		(19,254,232)

NET ASSETS – 100.00%		$2,157,091,154

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.67%

ADVERTISING – 0.11%
Interpublic Group of Companies Inc. (The)[a]	3,935	$34,589
Omnicom Group Inc.	2,208	94,260
R.H. Donnelley Corp.[a,b]	648	1,004

		129,853

AEROSPACE & DEFENSE – 1.47%
AAR Corp.[a]	296	5,088
Alliant Techsystems Inc.[a]	198	19,600
Boeing Co. (The)	4,490	274,384
CAE Inc.	1,692	18,104
Curtiss-Wright Corp.	394	20,740
DRS Technologies Inc.	342	26,950
Esterline Technologies Corp.[a]	273	13,317
GenCorp Inc.[a]	904	7,576
General Dynamics Corp.	2,190	195,217
Goodrich Corp.	798	39,214
L-3 Communications Holdings Inc.	797	78,656
Lockheed Martin Corp.	2,082	217,215
Moog Inc. Class Aa	199	8,846
Northrop Grumman Corp.	2,009	135,387
Orbital Sciences Corp.[a]	471	11,780
Raytheon Co.	2,670	152,003
Rockwell Collins Inc.	1,129	56,100
Spirit AeroSystems Holdings Inc. Class Aa	692	14,989
Teledyne Technologies Inc.[a]	339	21,323
Triumph Group Inc.	199	10,539
United Technologies Corp.	5,990	383,240

		1,710,268

AGRICULTURE – 1.83%
Altria Group Inc.	13,914	283,150
Archer-Daniels-Midland Co.	3,947	113,003
Bunge Ltd.	830	82,104
Imperial Tobacco Group PLC ADR	3,246	243,223
Lorillard Inc.[a]	1,026	68,855
Monsanto Co.	3,621	431,297
Philip Morris International Inc.	14,237	735,341
Reynolds American Inc.	1,346	75,147
Tejon Ranch Co.[a]	367	11,138

Security	Shares	Value
Universal Corp.	299	$15,434
UST Inc.	1,040	54,714
Vector Group Ltd.	834	14,937

		2,128,343

AIRLINES – 0.15%
AirTran Holdings Inc.[a]	1,205	3,519
AMR Corp.[a]	1,790	16,164
China Eastern Airlines Corp. Ltd. ADR[a]	154	5,054
China Southern Airlines Co. Ltd. SP ADR[a]	383	8,598
Continental Airlines Inc. Class Ba,b	882	12,110
Delta Air Lines Inc.[a]	3,320	25,033
LAN Airlines SA SP ADR	1,328	15,418
Southwest Airlines Co.	5,341	83,266
TAM SA ADR	424	8,582

		177,744

APPAREL – 0.33%
Carter’s Inc.[a]	627	10,364
Coach Inc.[a]	2,524	64,387
Gildan Activewear Inc.[a]	797	20,108
Guess? Inc.	418	13,238
Hanesbrands Inc.[a]	677	14,515
Hartmarx Corp.[a]	606	964
Liz Claiborne Inc.	905	11,828
Nike Inc. Class B	2,391	140,304
Phillips-Van Heusen Corp.	409	14,479
Polo Ralph Lauren Corp.	365	21,597
Quiksilver Inc.[a]	1,130	8,667
VF Corp.	598	42,805
Wolverine World Wide Inc.	637	17,027

		380,283

AUTO MANUFACTURERS – 1.49%
Daimler AG	5,983	345,159
Ford Motor Co.[a]	15,383	73,838
General Motors Corp.[b]	3,354	37,129
Honda Motor Co. Ltd. SP ADR	12,219	390,886
Oshkosh Corp.	567	10,229
Tata Motors Ltd. SP ADR	1,745	16,316
Toyota Motor Corp. SP ADR	10,011	861,447

		1,735,004

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.27%
American Axle & Manufacturing Holdings Inc.	492	$2,893
ArvinMeritor Inc.	798	11,020
Autoliv Inc.	568	22,175
BorgWarner Inc.	798	32,175
GoodyearTire & Rubber Co. (The)[a]	1,681	32,998
Johnson Controls Inc.	3,882	117,081
Magna International Inc. Class A	668	39,479
Modine Manufacturing Co.	750	13,080
Superior Industries International Inc.	186	3,142
Tenneco Inc.[a]	400	5,768
TRW Automotive Holdings Corp.[a]	338	6,270
Visteon Corp.[a]	2,727	7,772
WABCO Holdings Inc.	397	17,929

		311,782

BANKS – 9.52%
Allied Irish Banks PLC SP ADR	3,109	78,067
Banco Bilbao Vizcaya Argentaria SA SP ADR	23,983	441,527
Banco de Chile ADR	318	14,259
Banco Latinoamericano de Exportaciones SA Class E	730	13,388
Banco Santander Chile SA ADR	235	10,739
Banco Santander SA SP ADR	41,969	804,126
BancorpSouth Inc.	804	17,125
Bank of America Corp.	30,402	1,000,226
Bank of Hawaii Corp.	365	18,392
Bank of Ireland SP ADR	1,750	59,972
Bank of Montreal	3,367	157,811
Bank of New York Mellon Corp. (The)	7,692	273,066
Bank of Nova Scotia	6,588	321,033
Barclays PLC SP ADR[c]	13,473	366,466
BB&T Corp.	3,792	106,252
Canadian Imperial Bank of Commerce	2,453	149,020
City National Corp.	299	14,690
Colonial BancGroup Inc. (The)	1,367	9,104
Comerica Inc.	1,092	31,362
Community Bank System Inc.	532	12,555
Credicorp Ltd.	407	30,122

Security	Shares	Value
Credit Suisse Group PLC SP ADR	6,992	$348,761
Cullen/Frost Bankers Inc.	529	27,899
Deutsche Bank AGb	3,490	321,708
Discover Financial Services LLC	3,287	48,155
F.N.B. Corp. (Pennsylvania)	910	10,310
First BanCorp (Puerto Rico)	592	5,180
HDFC Bank Ltd. ADR	560	43,781
HSBC Holdings PLC SP ADR	15,994	1,319,665
ICICI Bank Ltd. SP ADR	2,837	84,004
KeyCorp	2,790	29,434
Kookmin Bank SP ADR	2,220	127,295
Lloyds TSB Group PLC SP ADR	9,639	226,516
M&T Bank Corp.	527	37,090
Marshall & Ilsley Corp.	1,782	27,086
Mitsubishi UFJ Financial Group Inc. ADR	70,444	618,498
Mizuho Financial Group Inc. ADR[b]	40,166	381,979
National Bank of Greece SA ADR	16,261	152,853
National City Corp.[b]	4,495	21,261
PNC Financial Services Group Inc. (The)	2,251	160,474
Regions Financial Corp.	5,057	47,940
Royal Bank of Canada	8,615	396,893
Royal Bank of Scotland Group PLC SP ADR	104,180	442,765
Santander BanCorp	485	5,325
State Street Corp.	2,747	196,795
SunTrust Banks Inc.	2,408	98,872
Synovus Financial Corp.	2,156	20,504
TCF Financial Corp.	1,201	15,313
Toronto-Dominion Bank (The)	5,465	332,053
U.S. Bancorp	11,660	356,913
UnionBanCal Corp.	475	25,517
Valley National Bancorp	788	15,555
Wachovia Corp.	14,580	251,797
Webster Financial Corp.	522	10,367
Wells Fargo & Co.	21,350	646,264
Westpac Banking Corp. SP ADR	2,538	257,455
Wilmington Trust Corp.	527	12,421

		11,054,000

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
BEVERAGES – 2.06%
Anheuser-Busch Companies Inc.	4,919	$333,311
Brown-Forman Corp. Class B	398	28,640
Coca-Cola Co. (The)	14,258	734,287
Coca-Cola Enterprises Inc.	1,852	31,354
Coca-Cola FEMSA SAB de CV SP ADR	236	13,398
Coca-Cola Hellenic Bottling Co. SA ADR	1,200	30,000
Compania Cervecerias Unidas SA ADR	324	10,336
Constellation Brands Inc. Class Aa	1,428	30,731
Cott Corp.[a]	1,058	3,534
Diageo PLC SP ADR	4,359	306,786
Dr. Pepper Snapple Group Inc.[a]	1,738	35,924
Embotelladora Andina SA Class A ADR	398	6,475
Embotelladora Andina SA Class B ADR	410	7,630
Molson Coors Brewing Co. Class B	1,077	58,126
Pepsi Bottling Group Inc.	999	27,822
PepsiAmericas Inc.	565	13,374
PepsiCo Inc.	10,615	706,534
Vina Concha y Toro SA SP ADR	270	9,544

		2,387,806

BIOTECHNOLOGY – 0.32%
Charles River Laboratories International Inc.[a]	565	37,550
Enzo Biochem Inc.[a]	728	10,345
Genentech Inc.[a]	3,111	296,323
Millipore Corp.[a]	362	25,467

		369,685

BUILDING MATERIALS – 0.35%
Cemex SAB de CV SP ADR[a]	5,651	120,140
Comfort Systems USA Inc.	634	8,407
CRH PLC SP ADR	3,820	102,949
Eagle Materials Inc.	432	10,718
Lennox International Inc.	400	14,280
Martin Marietta Materials Inc.[b]	332	34,850
Masco Corp.	3,252	53,625
NCI Building Systems Inc.[a]	312	11,688
Owens Corning[a]	892	23,201

Security	Shares	Value
Quanex Building Products Corp.	717	$11,042
Simpson Manufacturing Co. Inc.[b]	266	6,387
Texas Industries Inc.	236	12,201

		409,488

CHEMICALS – 2.07%
Agrium Inc.	1,075	94,600
Air Products and Chemicals Inc.	1,312	124,916
Airgas Inc.	431	24,688
Albemarle Corp.	667	25,966
Arch Chemicals Inc.	162	5,200
Ashland Inc.	462	19,298
Cabot Corp.	431	11,564
Celanese Corp. Class A	996	38,376
CF Industries Holdings Inc.	355	58,028
Chemtura Corp.	2,154	14,044
Cytec Industries Inc.	232	12,542
Dow Chemical Co. (The)	6,222	207,255
E.I. du Pont de Nemours and Co.	6,034	264,350
Eastman Chemical Co.	532	31,899
Ecolab Inc.	1,156	51,673
Ferro Corp.	266	5,788
FMC Corp.	462	34,359
Georgia Gulf Corp.	1,293	3,750
H.B. Fuller Co.	398	9,950
Hercules Inc.	697	13,975
Huntsman Corp.	762	10,287
International Flavors & Fragrances Inc.	538	21,638
Lubrizol Corp.	477	23,755
Minerals Technologies Inc.	179	11,547
Mosaic Co. (The)[a]	968	123,139
Nova Chemicals Corp.	598	15,243
Olin Corp.	462	13,740
OM Group Inc.[a]	249	8,366
PolyOne Corp.[a]	1,321	9,907
Potash Corp. of Saskatchewan	1,971	402,616
PPG Industries Inc.	1,076	65,249
Praxair Inc.	2,097	196,552
Rohm and Haas Co.	810	60,750
RPM International Inc.	798	16,359
Sensient Technologies Corp.	612	19,045
Sherwin-Williams Co. (The)	732	38,979

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	162	$5,352
Sociedad Quimica y Minera de Chile SA SP ADR	728	29,797
Spartech Corp.	843	8,523
Syngenta AG ADR	3,330	193,440
Terra Industries Inc.	570	30,780
Tronox Inc. Class B	1,152	1,613
Valspar Corp. (The)	742	16,079
W.R. Grace & Co.[a]	628	16,184
Westlake Chemical Corp.	513	8,983
Zep Inc.	149	2,543

		2,402,687

COAL – 0.39%
Alpha Natural Resources Inc.[a]	518	51,256
Arch Coal Inc.	1,037	58,393
CONSOL Energy Inc.	1,262	93,880
Foundation Coal Holdings Inc.	428	25,423
Massey Energy Co.	600	44,550
Patriot Coal Corp.[a]	270	34,061
Peabody Energy Corp.	1,912	129,347
Yanzhou Coal Mining Co. Ltd. SP ADR	996	17,918

		454,828

COMMERCIAL SERVICES – 1.33%
Aaron Rents Inc.	558	15,328
ABM Industries Inc.	266	6,365
Accenture Ltd.	3,923	163,824
Advance America Cash Advance Centers Inc.	848	4,639
Alliance Data Systems Corp.[a]	610	39,131
AMN Healthcare Services Inc.[a]	288	5,443
Arbitron Inc.	339	15,933
Avis Budget Group Inc.[a]	1,020	6,222
Bowne & Co. Inc.	428	5,534
Chemed Corp.	271	11,599
ChoicePoint Inc.[a]	598	28,614
Consolidated Graphics Inc.[a]	137	4,589
Convergys Corp.[a]	1,256	15,951
Corrections Corp. of America[a]	998	27,974
DeVry Inc.	420	23,860
DollarThrifty Automotive Group Inc.[a]	352	1,105
Equifax Inc.	963	33,792

Security	Shares	Value
FTI Consulting Inc.[a]	299	$21,277
Gartner Inc.[a]	565	13,763
GEO Group Inc. (The)[a]	566	13,607
H&R Block Inc.	2,452	59,657
HealthSpring Inc.[a]	672	13,070
Hertz Global Holdings Inc.[a]	998	8,513
Hewitt Associates Inc. Class Aa	641	23,621
Hillenbrand Inc.	424	9,816
Interactive Data Corp.	232	6,682
Iron Mountain Inc.[a]	1,196	34,684
ITT Educational Services Inc.[a]	299	26,485
Jackson Hewitt Tax Service Inc.	206	3,185
Korn/Ferry International[a]	510	8,925
Landauer Inc.	192	12,351
Lender Processing Services Inc.[a]	678	22,611
Live Nation Inc.[a]	920	11,610
Manpower Inc.	598	28,704
MAXIMUS Inc.	236	8,758
McKesson Corp.	1,839	102,966
Midas Inc.[a]	234	3,363
Moody’s Corp.	1,599	55,661
MPS Group Inc.[a]	1,202	13,847
New Oriental Education & Technology Group Inc. ADR[a]	198	13,860
PHH Corp.[a]	656	10,161
Pre-Paid Legal Services Inc.[a]	100	4,202
Quanta Services Inc.[a]	1,230	37,982
R.R. Donnelley & Sons Co.	1,462	39,035
Robert Half International Inc.	1,201	30,373
Rollins Inc.	396	6,764
SAIC Inc.[a]	1,083	20,458
Service Corp. International	2,059	19,705
Sotheby’s Holdings Inc. Class Ab	507	14,064
Spherion Corp.[a]	1,097	5,364
TrueBlue Inc.[a]	501	7,565
United Rentals Inc.[a]	692	11,197
Viad Corp.	162	4,938
Visa Inc. Class Aa	3,027	221,153
Volt Information Sciences Inc.[a]	394	5,465
Watson Wyatt Worldwide Inc.	372	21,554
Weight Watchers International Inc.	299	10,692
Western Union Co.	5,268	145,608

		1,543,199

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
COMPUTERS – 2.29%
Affiliated Computer Services Inc. Class Aa	713	$34,367
CGI Group Inc.[a]	2,322	24,845
CIBER Inc.[a]	724	5,119
Computer Sciences Corp.[a]	1,170	55,423
Diebold Inc.	598	22,114
DST Systems Inc.[a,b]	424	25,622
Electronic Data Systems Corp.	3,550	88,075
EMC Corp.[a]	14,281	214,358
FactSet Research Systems Inc.	265	15,283
Hewlett-Packard Co.	16,555	741,664
International Business Machines Corp.	9,175	1,174,216
NCR Corp.[a]	1,328	35,670
Perot Systems Corp. Class Aa	938	15,683
Quantum Corp.[a]	3,814	6,255
Seagate Technology	3,730	55,838
TDK Corp. SP ADR	897	52,026
Teradata Corp.[a]	1,328	31,102
Tyler Technologies Inc.[a]	535	8,549
Unisys Corp.[a]	3,702	13,660
Western Digital Corp.[a]	1,510	43,473

		2,663,342

COSMETICS & PERSONAL CARE – 1.52%
Avon Products Inc.	2,957	125,377
Colgate-Palmolive Co.	3,384	251,330
Estee Lauder Companies Inc. (The) Class A	817	36,030
Procter & Gamble Co. (The)	20,589	1,348,168

		1,760,905

DISTRIBUTION & WHOLESALE – 0.14%
Corporate Express NV SP ADR	1,296	18,636
Genuine Parts Co.	1,091	43,760
Ingram Micro Inc. Class Aa	1,091	20,107
Owens & Minor Inc.	266	12,215
W.W. Grainger Inc.	503	45,024
Watsco Inc.	252	12,567
WESCO International Inc.[a]	396	14,909

		167,218

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 4.02%
Affiliated Managers Group Inc.[a]	232	$20,045
American Express Co.	6,957	258,244
Ameriprise Financial Inc.	1,497	63,622
BlackRock Inc.	132	28,606
Capital One Financial Corp.	2,547	106,617
Citigroup Inc.	36,684	685,624
Doral Financial Corp.[a,b]	365	5,070
Eaton Vance Corp.	870	32,312
Federal Home Loan Mortgage Corp.	4,432	36,209
Federal National Mortgage Association	6,679	76,808
Federated Investors Inc. Class B	664	21,819
Financial Federal Corp.	362	8,344
First Marblehead Corp. (The)[b]	552	1,386
Franklin Resources Inc.	1,087	109,363
Friedman, Billings, Ramsey Group Inc. Class A	3,557	6,154
GAMCO Investors Inc. Class A	138	6,171
Goldman Sachs Group Inc. (The)	2,398	441,328
IntercontinentalExchange Inc.[a]	490	48,902
Invesco Ltd.	3,127	72,828
Investment Technology Group Inc.[a]	324	9,636
Janus Capital Group Inc.	1,171	35,528
Jefferies Group Inc.[b]	1,010	19,180
JPMorgan Chase & Co.	23,268	945,379
Lazard Ltd. Class A	342	13,957
Legg Mason Inc.	921	37,162
Lehman Brothers Holdings Inc.	4,493	77,909
Merrill Lynch & Co. Inc.	6,046	161,126
Morgan Stanley	6,775	267,477
National Financial Partners Corp.	335	6,985
Nomura Holdings Inc. ADR	12,952	186,250
NYMEX Holdings Inc.	655	53,697
NYSE Euronext Inc.	1,522	71,899
ORIX Corp. SP ADR	1,230	92,521
Petrobras Energia Participaciones SA SP ADR	1,269	13,591
Raymond James Financial Inc.	598	17,282
Ritchie Bros. Auctioneers Inc.	781	20,392
Shinhan Financial Group Co. Ltd. ADR	1,230	114,919

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
SLM Corp.[a]	3,762	$64,443
Student Loan Corp. (The)	33	3,595
SWS Group Inc.	338	6,395
UBS AGa	19,002	366,929
Waddell & Reed Financial Inc. Class A	802	26,787
Woori Finance Holdings Co. Ltd. ADR	506	21,378

		4,663,869

ELECTRIC – 3.13%
AES Corp. (The)[a]	4,836	78,053
Allegheny Energy Inc.	1,209	58,516
ALLETE Inc.	277	11,789
Alliant Energy Corp.	720	23,206
Ameren Corp.	1,423	58,471
American Electric Power Co. Inc.	2,542	100,409
Avista Corp.	529	11,966
Black Hills Corp.	265	8,552
CenterPoint Energy Inc.	1,860	29,332
Central Vermont Public Service Corp.	244	5,378
CH Energy Group Inc.	331	11,999
Cleco Corp.	531	13,344
CMS Energy Corp.	1,594	21,519
Consolidated Edison Inc.	1,888	74,954
Constellation Energy Group Inc.	1,229	102,204
Dominion Resources Inc.	3,901	172,346
DPL Inc.	727	18,451
DTE Energy Co.	1,052	43,111
Duke Energy Corp.	8,303	145,967
Dynegy Inc. Class Aa	3,520	23,690
Edison International	2,035	98,372
El Paso Electric Co.[a]	632	13,057
Empire District Electric Co. (The)	692	14,124
Empresa Nacional de Electricidad SA SP ADR	792	37,818
Energy East Corp.	996	24,890
Enersis SA SP ADR	2,061	36,727
Entergy Corp.	1,315	140,600
Exelon Corp.	4,376	344,041
FirstEnergy Corp.	2,020	148,571
FPL Group Inc.	2,469	159,325
Great Plains Energy Inc.	1,031	26,043
Hawaiian Electric Industries Inc.	532	13,162
Huaneng Power International Inc. SP ADR	691	19,465

Security	Shares	Value
IDACORP Inc.	400	$11,924
Integrys Energy Group Inc.	439	22,415
Korea Electric Power Corp. SP ADR	3,423	54,597
MDU Resources Group Inc.	1,430	45,631
Mirant Corp.[a]	1,552	47,507
National Grid PLC SP ADR	3,688	243,777
Northeast Utilities	1,294	32,557
NRG Energy Inc.[a]	1,712	62,128
NSTAR	562	17,905
OGE Energy Corp.	737	24,115
Pepco Holdings Inc.	1,430	35,664
PG&E Corp.	2,245	86,500
Pinnacle West Capital Corp.	809	27,158
PNM Resources Inc.	661	7,740
PPL Corp.	2,525	118,574
Progress Energy Inc.	1,774	75,058
Public Service Enterprise Group Inc.	3,328	139,110
Puget Energy Inc.	803	22,115
Reliant Energy Inc.[a]	2,627	47,575
SCANA Corp.	590	21,352
Sierra Pacific Resources Corp.	2,031	23,032
Southern Co. (The)	4,940	174,827
TECO Energy Inc.	1,295	24,022
TransAlta Corp.	1,533	54,728
UIL Holdings Corp.	460	14,389
UniSource Energy Corp.	408	12,464
Westar Energy Inc.	668	14,749
Wisconsin Energy Corp.	715	32,261
Xcel Energy Inc.	2,724	54,643

		3,637,969

ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
AMETEK Inc.	697	33,358
Belden Inc.	332	12,257
C&D Technologies Inc.[a]	1,238	9,941
Emerson Electric Co.	5,188	252,656
Energizer Holdings Inc.[a]	392	27,965
General Cable Corp.[a]	447	25,761
GrafTech International Ltd.[a]	670	15,711
Hitachi Ltd. SP ADR	2,262	162,389
Hubbell Inc. Class B	332	13,997

		554,035

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
ELECTRONICS – 1.03%
Agilent Technologies Inc.[a]	2,760	$99,526
Amphenol Corp. Class A	1,200	57,204
Applied Biosystems Inc.	1,264	46,680
Arrow Electronics Inc.[a]	762	24,552
AU Optronics Corp. SP ADR	5,200	58,760
Avnet Inc.[a]	1,002	27,315
AVX Corp.	947	9,536
Benchmark Electronics Inc.[a]	758	11,097
Brady Corp. Class A	497	18,225
Celestica Inc.[a]	2,110	16,774
Checkpoint Systems Inc.[a]	235	4,951
CTS Corp.	977	12,564
KEMET Corp.[a]	1,100	1,496
Koninklijke Philips Electronics NV NYS	6,796	226,171
Kyocera Corp. SP ADR	1,165	100,866
LG Display Co. Ltd. ADR[b]	2,127	31,607
Mettler-Toledo International Inc.[a]	299	32,145
Park Electrochemical Corp.	230	5,828
PerkinElmer Inc.	798	23,222
Technitrol Inc.	377	5,286
Thermo Fisher Scientific Inc.[a]	2,867	173,511
Thomas & Betts Corp.[a]	398	16,469
Tyco Electronics Ltd.	3,447	114,234
Vishay Intertechnology Inc.[a]	1,708	15,321
Waters Corp.[a]	749	50,887
Watts WaterTechnologies Inc. Class A	372	10,989

		1,195,216

ENERGY - ALTERNATE SOURCES – 0.05%
Aventine Renewable Energy Holdings Inc.[a]	928	6,310
Headwaters Inc.[a,b]	808	10,593
LDK Solar Co. Ltd. SP ADR[a,b]	244	8,215
Suntech Power Holdings Co. Ltd. ADR[a]	702	23,489
VeraSun Energy Corp.[a,b]	838	5,154

		53,761

ENGINEERING & CONSTRUCTION – 0.75%
ABB Ltd. SP ADR[a]	15,689	411,366
AECOM Technology Corp.[a]	709	20,185
Chicago Bridge & Iron Co. NV NYS	664	21,759
Dycom Industries Inc.[a]	492	7,808

Security	Shares	Value
EMCOR Group Inc.[a]	529	$15,933
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	979	20,657
Fluor Corp.	1,196	97,295
Granite Construction Inc.	470	14,866
Grupo Aeroportuario del Sureste SA de CV Series B ADR	207	10,590
Jacobs Engineering Group Inc.[a]	860	66,512
KBR Inc.	1,356	38,646
McDermott International Inc.[a]	1,607	76,606
Shaw Group Inc. (The)[a]	529	30,576
URS Corp.[a]	777	32,572

		865,371

ENTERTAINMENT – 0.09%
DreamWorks Animation SKG Inc. Class Aa	506	15,028
International Game Technology Inc.	2,273	49,347
Pinnacle Entertainment Inc.[a]	769	8,690
Regal Entertainment Group Class A	582	9,690
Speedway Motorsports Inc.	201	3,881
Vail Resorts Inc.[a]	265	10,701
Warner Music Group Corp.	956	7,973

		105,310
ENVIRONMENTAL CONTROL – 0.20%
Allied Waste Industries Inc.[a]	2,442	29,548
Mine Safety Appliances Co.	231	7,632
Nalco Holding Co.	1,133	26,625
Republic Services Inc.	1,047	34,027
Waste Connections Inc.[a]	507	18,450
Waste Management Inc.	3,124	111,027

		227,309
FOOD – 1.91%
Cadbury PLC SP ADR	2,317	109,756
Campbell Soup Co.	1,610	58,572
ConAgra Foods Inc.	3,368	73,018
Corn Products International Inc.	462	21,488
Del Monte Foods Co.	1,361	11,555
Distribucion y Servicio D&S SA ADR	348	7,677
Flowers Foods Inc.	694	20,869
General Mills Inc.	2,164	139,340
Gruma SAB de CV SP ADR[a]	232	2,642
H.J. Heinz Co.	2,051	103,329

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Hershey Co. (The)	1,189	$43,720
Hormel Foods Corp.	499	18,049
J.M. Smucker Co. (The)	289	14,086
Kellogg Co.	1,419	75,292
Kraft Foods Inc.	9,236	293,890
Kroger Co. (The)	4,327	122,368
McCormick & Co. Inc. NVS	831	33,323
Pilgrim’s Pride Corp.	327	3,986
Ralcorp Holdings Inc.[a,b]	199	10,738
Ruddick Corp.	266	8,235
Safeway Inc.	2,828	75,564
Sara Lee Corp.	4,839	66,101
Smithfield Foods Inc.[a]	831	17,850
SUPERVALU Inc.	1,524	39,045
Sysco Corp.	4,229	119,934
Tootsie Roll Industries Inc.[b]	421	11,009
TreeHouse Foods Inc.[a]	462	12,520
Tyson Foods Inc. Class A	1,880	28,012
Unilever NV NYS	10,250	284,027
Unilever PLC SP ADR	8,815	241,443
Weis Markets Inc.	158	6,002
Wimm-Bill-Dann Foods OJSC ADR[a]	185	18,001
Wm. Wrigley Jr. Co.	1,523	120,256

		2,211,697

FOREST PRODUCTS & PAPER – 0.32%
AbitibiBowater Inc.[b]	729	6,145
Buckeye Technologies Inc.[a]	232	2,262
Deltic Timber Corp.	232	14,122
Domtar Corp.[a]	2,913	16,604
International Paper Co.	2,742	76,008
MeadWestvaco Corp.	1,312	35,175
Neenah Paper Inc.	99	1,849
P.H. Glatfelter Co.	640	9,357
Plum Creek Timber Co. Inc.	1,113	54,225
Potlatch Corp.	459	21,376
Rayonier Inc.	499	23,313
Rock-Tenn Co. Class A	162	5,759
Sappi Ltd. SP ADR	1,428	15,380
Schweitzer-Mauduit International Inc.	99	1,842
Temple-Inland Inc.	731	11,879
Weyerhaeuser Co.	1,501	80,243

		375,539

Security	Shares	Value
GAS – 0.28%
AGL Resources Inc.	398	$13,755
Atmos Energy Corp.	501	13,261
Energen Corp.	462	27,812
Laclede Group Inc. (The)	229	9,712
New Jersey Resources Corp.	380	12,954
Nicor Inc.	415	16,525
NiSource Inc.	1,794	30,642
Northwest Natural Gas Co.	282	12,761
Piedmont Natural Gas Co.	462	12,372
Sempra Energy	1,463	82,162
South Jersey Industries Inc.	529	19,732
Southern Union Co.	737	19,250
Southwest Gas Corp.	398	11,502
UGI Corp.	664	17,968
Vectren Corp.	532	15,534
WGL Holdings Inc.	332	11,464

		327,406

HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	199	6,776
Black & Decker Corp. (The)	470	28,209
Kennametal Inc.	462	13,749
Nidec Corp. ADR	2,920	51,100
Regal Beloit Corp.	227	9,477
Snap-On Inc.	365	20,546
Stanley Works (The)	565	25,131

		154,988

HEALTH CARE - PRODUCTS – 2.85%
Alcon Inc.	518	89,319
Baxter International Inc.	4,228	290,083
Beckman Coulter Inc.	431	31,179
Becton, Dickinson and Co.	1,527	129,658
Boston Scientific Corp.[a]	9,892	117,616
C.R. Bard Inc.	672	62,388
Cantel Medical Corp.[a]	128	1,194
Cooper Companies Inc. (The)	361	12,166
Covidien Ltd.	3,447	169,730
Edwards Lifesciences Corp.[a]	398	24,947
Fresenius Medical Care AG & Co. KGaA	1,315	72,457
Haemonetics Corp.[a]	162	9,406
Hill-Rom Holdings Inc.	381	10,702

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Invacare Corp.	372	$8,753
Johnson & Johnson	18,951	1,297,575
Kinetic Concepts Inc.[a]	439	15,343
Luxottica Group SpA SP ADR	1,049	25,784
Medtronic Inc.	7,427	392,368
Mindray Medical International Ltd. ADR	360	14,382
ResMed Inc.[a]	617	23,335
Smith & Nephew PLC SP ADR	1,310	70,282
St. Jude Medical Inc.[a]	2,344	109,184
Steris Corp.	462	15,787
Stryker Corp.	2,139	137,302
Symmetry Medical Inc.[a]	386	6,450
Varian Medical Systems Inc.[a]	792	47,520
West Pharmaceutical Services Inc.	360	16,531
Zimmer Holdings Inc.[a]	1,609	110,876

		3,312,317

HEALTH CARE - SERVICES – 0.86%
Aetna Inc.	3,335	136,768
Assisted Living Concepts Inc.[a]	497	2,853
Centene Corp.[a]	392	8,746
Community Health Systems Inc.[a]	848	27,967
Covance Inc.[a]	445	40,851
Coventry Health Care Inc.[a]	1,113	39,367
DaVita Inc.[a]	702	39,207
Health Management Associates Inc. Class Aa	1,990	12,239
Health Net Inc.[a]	762	21,306
HealthSouth Corp.[a]	656	10,772
Humana Inc.[a]	1,291	56,688
Laboratory Corp. of America Holdings[a]	740	50,009
MDS Inc.[a]	1,092	15,299
Molina Healthcare Inc.[a]	99	2,954
Pediatrix Medical Group Inc.[a]	380	18,487
Quest Diagnostics Inc.	931	49,492
Sunrise Senior Living Inc.[a]	454	8,140
UnitedHealth Group Inc.	8,499	238,652
Universal Health Services Inc. Class B	351	21,278
WellPoint Inc.[a]	3,722	195,219

		996,294

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 0.82%
Berkshire Hathaway Inc. Class Ba	221	$846,209
Leucadia National Corp.	1,062	47,546
Tomkins PLC SP ADR	1,652	16,603
Walter Industries Inc.	430	45,094

		955,452

HOME BUILDERS – 0.03%
Champion Enterprises Inc.[a]	1,431	5,652
Fleetwood Enterprises Inc.[a,b]	1,853	5,244
Monaco Coach Corp.	597	1,337
Thor Industries Inc.[b]	402	7,887
Winnebago Industries Inc.	395	5,040
Woodbridge Holdings Corp. Class Aa	4,879	4,781

		29,941

HOME FURNISHINGS – 0.55%
Furniture Brands International Inc.	589	6,991
Harman International Industries Inc.	462	19,021
Matsushita Electric Industrial Co. Ltd. SP ADR	14,605	308,312
Sony Corp. SP ADR	6,685	251,824
Thomson SA SP ADR[a]	2,269	9,847
Whirlpool Corp.	511	38,683

		634,678

HOUSEHOLD PRODUCTS & WARES – 0.33%
ACCO Brands Corp.[a]	598	5,125
American Greetings Corp. Class A	431	6,387
Avery Dennison Corp.	571	25,130
Blyth Inc.	546	7,944
Church & Dwight Co. Inc.	372	20,412
Clorox Co. (The)	998	54,391
Ennis Inc.	332	5,129
Fortune Brands Inc.	1,019	58,399
Jarden Corp.[a]	606	14,562
Kimberly-Clark Corp.	2,659	153,770
Scotts Miracle-Gro Co. (The) Class A	266	5,182
Tupperware Brands Corp.	534	20,826

		377,257

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	1,893	31,291
Toro Co. (The)	332	10,807

		42,098

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
INSURANCE – 4.74%
ACE Ltd.	2,087	$105,811
Aegon NV ADR	9,273	108,309
Aflac Inc.	3,088	171,724
Alleghany Corp.[a]	57	17,970
Allianz SE ADR	30,174	513,561
Allstate Corp. (The)	3,702	171,106
Ambac Financial Group Inc.[b]	2,192	5,524
American Financial Group Inc.	596	17,266
American International Group Inc.	15,807	411,772
Aon Corp.	1,781	81,570
Arthur J. Gallagher & Co.	631	16,046
Aspen Insurance Holdings Ltd.	672	17,062
Assurant Inc.	702	42,204
Assured Guaranty Ltd.	499	5,719
AXA SP ADR	11,853	348,360
Axis Capital Holdings Ltd.	831	26,326
China Life Insurance Co. Ltd. ADR	3,200	181,088
Chubb Corp.	2,383	114,479
CIGNA Corp.	1,825	67,562
CNA Financial Corp.	359	9,582
Conseco Inc.[a]	1,583	13,266
Delphi Financial Group Inc. Class A	332	8,283
Endurance Specialty Holdings Ltd.	399	12,209
Everest Re Group Ltd.	365	29,857
Fairfax Financial Holdings Ltd.	132	33,792
FBL Financial Group Inc. Class A	235	4,900
Fidelity National Financial Inc.	1,726	23,059
First American Corp.	603	15,196
Genworth Financial Inc. Class A	2,884	46,057
Hanover Insurance Group Inc. (The)	533	22,876
Hartford Financial Services Group Inc. (The)	2,096	132,865
HCC Insurance Holdings Inc.	702	15,900
Hilb Rogal & Hobbs Co.	342	14,826
Horace Mann Educators Corp.	299	4,144
ING Groep NV SP ADR	14,040	458,687
Kingsway Financial Services Inc.	398	2,758
Lincoln National Corp.	1,900	90,630
Loews Corp.	2,490	110,954
Manulife Financial Corp.	10,072	370,952
Markel Corp.[a]	67	24,321

Security	Shares	Value
Marsh & McLennan Companies Inc.	3,634	$102,661
MBIA Inc.[b]	3,040	18,027
Mercury General Corp.	198	10,001
MetLife Inc.	2,875	145,964
Montpelier Re Holdings Ltd.	1,042	16,359
Nationwide Financial Services Inc. Class A	398	18,447
Old Republic International Corp.	2,108	22,134
PartnerRe Ltd.	365	25,667
Phoenix Companies Inc. (The)	631	6,140
Platinum Underwriters Holdings Ltd.	639	23,068
Primus Guaranty Ltd.[a,b]	707	2,715
Principal Financial Group Inc.	1,832	77,878
ProAssurance Corp.[a]	263	12,871
Progressive Corp. (The)	4,212	85,293
Protective Life Corp.	431	15,499
Prudential Financial Inc.	2,976	205,255
Prudential PLC ADR	8,442	181,756
Reinsurance Group of America Inc.	192	9,542
RenaissanceRe Holdings Ltd.	506	25,740
RLI Corp.	132	7,210
Safeco Corp.	518	34,271
Security Capital Assurance Ltd.[b]	1,047	1,979
StanCorp Financial Group Inc.	398	19,657
Stewart Information Services Corp.	275	4,802
Sun Life Financial Services of Canada Inc.	3,801	148,543
Torchmark Corp.	520	30,186
Transatlantic Holdings Inc.	191	11,067
Travelers Companies Inc. (The)	4,243	187,201
Unitrin Inc.	299	8,249
Unum Group	2,580	62,333
W.R. Berkley Corp.	1,144	27,021
White Mountains Insurance Group Ltd.	65	28,373
Willis Group Holdings Ltd.	862	26,955
XL Capital Ltd. Class A	1,266	22,649
Zenith National Insurance Corp.	341	11,734

		5,505,820

INTERNET – 0.03%
McAfee Inc.[a]	1,092	35,763

		35,763

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
IRON & STEEL – 1.14%
AK Steel Holding Corp.	881	$55,944
Allegheny Technologies Inc.	732	34,616
ArcelorMittal NYS	5,613	490,688
Carpenter Technology Corp.	396	15,325
Cleveland-Cliffs Inc.	598	64,829
Companhia Siderurgica Nacional SP ADR	2,644	103,618
Mechel OAO ADR	951	20,180
Nucor Corp.	1,994	114,097
POSCO ADR	1,961	260,127
Reliance Steel & Aluminum Co.	522	32,970
United States Steel Corp.	804	128,929

		1,321,323

LEISURE TIME – 0.19%
Carnival Corp.	2,853	105,390
Harley-Davidson Inc.	1,782	67,431
Polaris Industries Inc.[b]	299	12,797
Royal Caribbean Cruises Ltd.	1,049	26,729
WMS Industries Inc.[a]	376	10,596

		222,943

LODGING – 0.20%
Boyd Gaming Corp.	363	3,623
Choice Hotels International Inc.	266	6,610
Gaylord Entertainment Co.[a,b]	365	10,965
InterContinental Hotels Group PLC SP ADR	2,181	28,593
Las Vegas Sands Corp.[a]	740	33,685
Marcus Corp.	132	2,100
Marriott International Inc. Class A	2,048	53,064
MGM MIRAGE[a]	737	21,388
Orient-Express Hotels Ltd.	331	11,019
Starwood Hotels & Resorts Worldwide Inc.	1,224	41,971
Wyndham Worldwide Corp.	1,259	22,586

		235,604

MACHINERY – 0.77%
AGCO Corp.[a]	619	37,047
Albany International Corp. Class A	282	8,093
Applied Industrial Technologies Inc.	299	7,989
Briggs & Stratton Corp.	688	9,316
Cascade Corp.	132	5,792

Security	Shares	Value
Caterpillar Inc.	4,170	$289,898
CNH Global NV	132	4,880
Cummins Inc.	1,270	84,252
Deere & Co.	2,942	206,411
Flowserve Corp.	365	48,669
Gardner Denver Inc.[a]	400	18,240
Graco Inc.	499	18,079
IDEX Corp.	444	16,797
Kadant Inc.[a]	99	2,118
Manitowoc Co. Inc. (The)	924	24,357
NACCO Industries Inc.	88	8,888
Rockwell Automation Inc.	923	41,083
Terex Corp.[a]	664	31,427
Wabtec Corp.	468	25,974

		889,310

MACHINERY - DIVERSIFIED – 0.05%
Kubota Corp. SP ADR	1,692	54,990

		54,990

MANUFACTURING – 3.91%
A.O. Smith Corp.	132	5,240
Acuity Brands Inc.	460	18,796
Ameron International Corp.	112	14,480
AptarGroup Inc.	462	17,879
Barnes Group Inc.	266	6,009
Blount International Inc.[a]	672	7,614
Brink’s Co. (The)	266	18,343
Carlisle Companies Inc.	398	12,175
CLARCOR Inc.	332	12,789
Cooper Industries Ltd.	1,260	53,134
Crane Co.	398	14,129
Danaher Corp.	1,585	126,245
Donaldson Co. Inc.	532	23,999
Dover Corp.	1,359	67,447
Eastman Kodak Co.	2,187	32,018
Eaton Corp.	1,029	73,100
EnPro Industries Inc.[a,b]	132	4,753
Federal Signal Corp.	960	13,795
General Electric Co.	67,017	1,895,911
Harsco Corp.	532	28,781
Hexcel Corp.[a]	792	15,032
Honeywell International Inc.	4,591	233,406
Illinois Tool Works Inc.	3,023	141,628

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Ingersoll-Rand Co. Ltd. Class A	2,203	$79,308
ITT Industries Inc.	1,262	84,504
Leggett & Platt Inc.	1,523	29,699
Myers Industries Inc.	199	2,229
Pall Corp.	864	34,923
Parker Hannifin Corp.	1,143	70,500
Pentair Inc.	664	22,988
Roper Industries Inc.	731	44,723
Siemens AG SP ADR	5,818	706,189
SPX Corp.	409	51,853
Teleflex Inc.	232	14,226
Textron Inc.	1,701	73,942
3M Co.	4,310	303,381
Tredegar Corp.	592	9,697
Trinity Industries Inc.[b]	672	25,294
Tyco International Ltd.	3,294	146,781

		4,536,940

MEDIA – 1.72%
A.H. Belo Corp. Class A	837	4,520
Belo Corp. Class A	1,022	6,939
British Sky Broadcasting Group PLC SP ADR	1,826	65,389
Cablevision Systems Corp.[a]	1,588	38,557
CBS Corp. Class B	4,147	67,845
Citadel Broadcasting Corp.[a]	4,558	4,193
Corus Entertainment Inc. Class B	532	9,379
E.W. Scripps Co. (The) Class A	165	1,142
Entravision Communications Corp.[a]	699	2,209
Gannett Co. Inc.	1,523	27,597
Grupo Televisa SA SP ADR	3,287	73,925
Hearst-Argyle Television Inc.	478	10,114
Idearc Inc.	2,487	3,258
John Wiley & Sons Inc. Class A	402	18,227
McGraw-Hill Companies Inc. (The)	2,275	92,524
Media General Inc. Class A	627	7,950
Meredith Corp.	266	6,799
News Corp. Class A	12,063	170,450
News Corp. Class B	3,409	49,805
Pearson PLC SP ADR	5,481	70,266
Reed Elsevier NV SP ADR	2,078	68,823
Reed Elsevier PLC SP ADR	2,060	93,421
Rogers Communications Inc. Class B	3,319	112,481

Security	Shares	Value
Scripps Networks Interactive Inc. Class Aa	532	$21,567
Shaw Communications Inc. Class B	2,724	57,122
Thomson Reuters Corp.[b]	1,178	37,967
Time Warner Cable Inc. Class Aa	1,104	31,387
Time Warner Inc.	24,469	350,396
Viacom Inc. Class Ba	3,698	103,285
Walt Disney Co. (The)	11,887	360,770
Washington Post Co. (The) Class B	47	29,058

		1,997,365

METAL FABRICATE & HARDWARE – 0.25%
CIRCOR International Inc.	99	5,896
Commercial Metals Co.	865	25,820
Kaydon Corp.	274	12,993
Mueller Industries Inc.	425	10,910
Mueller Water Products Inc. Class A	877	7,981
Precision Castparts Corp.	941	87,918
Tenaris SA ADR	1,650	99,413
Timken Co. (The)	660	21,793
Valmont Industries Inc.	132	14,112
Worthington Industries Inc.	462	8,196

		295,032

MINING – 3.54%
Agnico-Eagle Mines Ltd.	1,041	56,891
Alcoa Inc.	5,631	190,046
Alumina Ltd. SP ADR	1,992	34,262
Aluminum Corp. of China Ltd. ADR	788	20,023
AMCOL International Corp.	162	5,171
AngloGold Ashanti Ltd. SP ADR	1,926	63,500
Barrick Gold Corp.	6,003	254,227
BHP Billiton Ltd. SP ADR	11,467	856,126
BHP Billiton PLC ADR[b]	7,662	507,684
Cameco Corp.	2,391	85,909
Coeur d’Alene Mines Corp.[a]	5,416	15,652
Companhia Vale do Rio Doce ADR	8,375	251,501
Compania de Minas Buenaventura SA ADR	1,282	34,499
Compass Minerals International Inc.	296	22,378
Freeport-McMoRan Copper & Gold Inc.	2,612	252,711
Gold Fields Ltd. SP ADR	3,636	42,941
Goldcorp Inc.	4,867	181,782

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Hecla Mining Co.[a,b]	1,393	$12,788
IAMGOLD Corp.	3,500	23,170
Kinross Gold Corp.	4,252	77,174
Newmont Mining Corp.	3,080	147,717
Rio Tinto PLC SP ADR	1,708	713,261
RTI International Metals Inc.[a]	203	5,534
Southern Copper Corp.	1,585	44,031
Stillwater Mining Co.[a,b]	563	5,349
Teck Cominco Ltd. Class B	2,359	108,443
Titanium Metals Corp.	726	8,175
Vulcan Materials Co.	707	45,382
Yamana Gold Inc.	3,696	45,720

		4,112,047

OFFICE & BUSINESS EQUIPMENT – 0.44%
Canon Inc. SP ADR	8,044	367,048
IKON Office Solutions Inc.	996	14,243
Pitney Bowes Inc.	1,373	43,510
Xerox Corp.	6,546	89,287

		514,088

OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	662	6,594

		6,594

OIL & GAS – 13.98%
Anadarko Petroleum Corp.	3,137	181,664
Apache Corp.	2,249	252,270
Atwood Oceanics Inc.[a]	512	23,506
Berry Petroleum Co. Class A	440	18,938
BP PLC SP ADR	21,125	1,297,920
Cabot Oil & Gas Corp.	728	32,039
Canadian Natural Resources Ltd.	3,610	281,761
Chesapeake Energy Corp.	3,515	176,277
Chevron Corp.	13,913	1,176,483
China Petroleum & Chemical Corp. ADR	1,199	126,183
Cimarex Energy Co.	700	36,477
CNOOC Ltd. ADR	1,016	149,738
Comstock Resources Inc.[a]	409	24,953
ConocoPhillips	9,670	789,265
Denbury Resources Inc.[a]	1,741	48,992
Devon Energy Corp.	2,827	268,254
Diamond Offshore Drilling Inc.	431	51,418
EnCana Corp.	5,061	365,354

Security	Shares	Value
Encore Acquisition Co.[a]	575	$35,575
Eni SpA SP ADR	8,148	549,175
ENSCO International Inc.	1,029	71,145
EOG Resources Inc.	1,660	166,880
Exxon Mobil Corp.	36,152	2,907,705
Forest Oil Corp.[a]	566	32,279
Frontier Oil Corp.	800	14,600
Helmerich & Payne Inc.	720	42,574
Hess Corp.	1,976	200,366
Marathon Oil Corp.	4,809	237,901
Mariner Energy Inc.[a]	917	24,264
Murphy Oil Corp.	1,196	95,357
Nabors Industries Ltd.[a]	1,823	66,467
Newfield Exploration Co.[a]	812	39,772
Nexen Inc.	3,567	112,860
Noble Corp.	1,858	96,374
Noble Energy Inc.	1,198	88,496
Occidental Petroleum Corp.	5,549	437,428
Parker Drilling Co.[a]	1,656	13,364
Penn Virginia Corp.	349	21,202
Penn West Energy Trust	790	23,692
Petro-Canada	3,261	150,756
PetroChina Co. Ltd. ADR	1,443	192,583
Petrohawk Energy Corp.[a]	1,841	61,342
Petroleo Brasileiro SA ADR	7,660	428,271
Pioneer Natural Resources Co.	868	51,603
Plains Exploration & Production Co.[a]	862	48,246
Pride International Inc.[a]	1,027	39,807
Quicksilver Resources Inc.[a]	938	24,538
Range Resources Corp.	1,118	54,290
Repsol YPF SA SP ADR	5,276	176,377
Rowan Companies Inc.	887	35,303
Royal Dutch Shell PLC Class A ADR	12,009	850,117
Royal Dutch Shell PLC Class B ADR	9,325	654,242
Sasol Ltd. SP ADR	3,204	169,620
Southwestern Energy Co.[a]	2,314	84,021
St. Mary Land & Exploration Co.	608	25,876
StatoilHydro ASA SP ADR	6,328	204,901
Stone Energy Corp.[a]	331	16,888
Suncor Energy Inc.	6,212	338,554
Sunoco Inc.	850	34,519

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Swift Energy Co.[a,b]	337	$17,126
Talisman Energy Inc.	7,039	125,505
Tesoro Corp.	992	15,316
Total SA SP ADR	14,196	1,085,994
Transocean Inc.[a]	2,138	290,832
Ultra Petroleum Corp.[a]	1,122	80,088
Unit Corp.[a]	266	17,968
VAALCO Energy Inc.[a]	1,137	7,447
Valero Energy Corp.	3,786	126,490
W&T Offshore Inc.	488	21,599
Whiting Petroleum Corp.[a]	421	39,435
XTO Energy Inc.	3,408	160,960
YPF SA SP ADR	300	14,331

		16,223,913

OIL & GAS SERVICES – 1.96%
Baker Hughes Inc.	2,133	176,847
BJ Services Co.	1,912	56,213
Cameron International Corp.[a]	1,462	69,825
Compagnie Generale de Geophysique-Veritas SP ADR[a]	955	37,130
Complete Production Services Inc.[a]	633	20,155
Core Laboratories NV	151	19,571
Dril-Quip Inc.[a]	288	15,592
Exterran Holdings Inc.[a]	500	28,220
FMC Technologies Inc.[a]	930	57,455
Halliburton Co.	6,122	274,388
Helix Energy Solutions Group Inc.[a]	639	20,403
ION Geophysical Corp.[a]	1,060	16,928
National Oilwell Varco Inc.[a]	2,807	220,714
Newpark Resources Inc.[a]	977	7,152
Oceaneering International Inc.[a]	332	20,132
Oil States International Inc.[a]	487	26,727
Schlumberger Ltd.	8,014	814,222
SEACOR Holdings Inc.[a]	132	11,044
Smith International Inc.	1,392	103,537
Superior Energy Services Inc.[a]	563	26,703
Tetra Technologies Inc.[a]	522	9,881
Tidewater Inc.	365	21,878
Weatherford International Ltd.[a]	4,762	179,670
W-H Energy Services Inc.[a]	247	22,608
Willbros Group Inc.[a]	439	16,498

		2,273,493

Security	Shares	Value
PACKAGING & CONTAINERS – 0.21%
Ball Corp.	754	$33,613
Bemis Co. Inc.	808	22,753
Crown Holdings Inc.[a]	1,385	38,822
Greif Inc. Class A	132	8,031
Intertape Polymer Group Inc.[a]	1,523	3,670
Owens-Illinois Inc.[a]	1,216	51,364
Packaging Corp. of America	431	10,999
Pactiv Corp.[a]	891	21,482
Sealed Air Corp.	1,196	25,953
Sonoco Products Co.	860	28,053

		244,740

PHARMACEUTICALS – 5.95%
Abbott Laboratories	10,295	580,020
Allergan Inc.	2,077	107,859
Alpharma Inc. Class Aa	444	10,083
AmerisourceBergen Corp.	1,201	50,286
AstraZeneca PLC SP ADR	9,744	473,071
Barr Pharmaceuticals Inc.[a]	785	51,794
Bristol-Myers Squibb Co.	13,511	285,352
Cardinal Health Inc.	2,484	133,465
Dr. Reddy’s Laboratories Ltd. ADR	1,253	16,878
Elan Corp. PLC SP ADR[a]	3,236	64,882
Eli Lilly and Co.	6,530	307,628
Forest Laboratories Inc.[a]	2,130	75,636
GlaxoSmithKline PLC SP ADR	18,055	840,641
Herbalife Ltd.	460	19,867
Hospira Inc.[a]	1,090	41,594
K-V Pharmaceutical Co. Class Aa	497	10,184
Medco Health Solutions Inc.[a]	3,453	171,200
Medicis Pharmaceutical Corp. Class A	458	8,409
Merck & Co. Inc.	14,453	475,504
NBTY Inc.[a]	387	13,348
Novartis AG ADR	16,548	982,124
Novo-Nordisk A/S SP ADR	2,784	176,812
Pfizer Inc.	46,151	861,639
PharMerica Corp.[a]	560	13,244
Sanofi-Aventis ADR	13,846	484,056
Schering-Plough Corp.	11,254	237,234
Valeant Pharmaceuticals International[a,b]	732	12,532
Watson Pharmaceuticals Inc.[a]	922	26,655
Wyeth	9,097	368,610

		6,900,607

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
PIPELINES – 0.64%
El Paso Corp.	4,812	$86,279
Enbridge Inc.	2,224	97,589
Equitable Resources Inc.	864	45,144
National Fuel Gas Co.	413	20,563
ONEOK Inc.	664	30,199
Questar Corp.	1,258	66,523
Spectra Energy Corp.	4,387	119,195
TransCanada Corp.	3,672	142,253
Transportadora de Gas del Sur SA SP ADR	1,550	5,782
Williams Companies Inc. (The)	4,144	132,815

		746,342

REAL ESTATE – 0.20%
Brookfield Asset Management Inc. Class A	4,049	136,127
Brookfield Properties Corp.	1,740	32,851
Forest City Enterprises Inc. Class A	693	18,067
Forestar Real Estate Group Inc.[a]	503	9,094
Hilltop Holdings Inc.[a]	1,486	15,321
Jones Lang LaSalle Inc.	238	11,338
MI Developments Inc. Class A	592	11,674

		234,472

REAL ESTATE INVESTMENT TRUSTS – 1.60%
Alesco Financial Inc.[b]	3,161	3,825
Alexandria Real Estate Equities Inc.	266	27,467
AMB Property Corp.	702	34,370
American Campus Communities Inc.	68	1,991
Annaly Capital Management Inc.	3,466	52,233
Anworth Mortgage Asset Corp.	502	2,987
Apartment Investment and Management Co. Class A	803	27,439
Ashford Hospitality Trust Inc.	1,173	4,657
AvalonBay Communities Inc.	499	49,755
BioMed Realty Trust Inc.	897	23,143
Boston Properties Inc.	731	70,315
BRE Properties Inc. Class A	332	16,228
Camden Property Trust	459	22,574
CapitalSource Inc.	1,392	16,175
CapLease Inc.	1,449	11,331
DCT Industrial Trust Inc.	1,841	15,593
Deerfield Capital Corp.[b]	5,666	3,513

Security	Shares	Value
Developers Diversified Realty Corp.	773	$24,705
Douglas Emmett Inc.	826	19,436
Duke Realty Corp.	1,152	28,489
EastGroup Properties Inc.	332	15,405
Entertainment Properties Trust	342	18,345
Equity Lifestyle Properties Inc.	211	10,130
Equity One Inc.	541	10,447
Equity Residential	2,005	86,556
Essex Property Trust Inc.	132	16,018
Extra Space Storage Inc.	468	6,632
Federal Realty Investment Trust	332	24,107
FelCor Lodging Trust Inc.	637	5,090
First Industrial Realty Trust Inc.[b]	432	10,709
General Growth Properties Inc.	1,592	43,637
Getty Realty Corp.	329	6,156
Glimcher Realty Trust	565	5,260
HCP Inc.	1,517	54,718
Health Care REIT Inc.	564	28,127
Highwoods Properties Inc.	365	13,323
Home Properties Inc.	398	21,898
Hospitality Properties Trust	431	9,180
Host Hotels & Resorts Inc.	2,982	39,094
HRPT Properties Trust	1,822	12,772
Inland Real Estate Corp.	565	8,447
iStar Financial Inc.	989	8,120
JER Investors Trust Inc.	1,045	6,291
Kilroy Realty Corp.	199	9,116
Kimco Realty Corp.	1,540	54,347
LaSalle Hotel Properties	529	12,014
Lexington Realty Trust	792	11,405
Liberty Property Trust	532	19,365
Macerich Co. (The)	488	27,001
Maguire Properties Inc.	598	6,452
MFA Mortgage Investments Inc.	1,289	8,314
National Health Investors Inc.	266	8,217
National Retail Properties Inc.	621	13,128
Nationwide Health Properties Inc.	657	24,381
NorthStar Realty Finance Corp.[b]	1,058	8,866
Omega Healthcare Investors Inc.	899	15,526
Parkway Properties Inc.	430	15,175
Pennsylvania Real Estate Investment Trust	497	9,155

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Post Properties Inc.	423	$13,447
ProLogis	1,766	86,322
Public Storage	686	56,177
Ramco-Gershenson Properties Trust	239	5,167
Realty Income Corp.	792	19,950
Regency Centers Corp.	365	21,718
Saul Centers Inc.	198	9,597
Senior Housing Properties Trust	641	13,493
Simon Property Group Inc.	1,499	138,852
SL Green Realty Corp.	402	33,503
Sovran Self Storage Inc.	266	11,121
Strategic Hotels & Resorts Inc.	887	6,998
Sun Communities Inc.	469	7,964
Sunstone Hotel Investors Inc.	282	3,649
Tanger Factory Outlet Centers Inc.	401	14,973
Taubman Centers Inc.	332	15,936
UDR Inc.	1,167	29,805
Universal Health Realty Income Trust	397	13,883
U-Store-It Trust	1,205	14,038
Ventas Inc.	1,031	46,251
Vornado Realty Trust	942	89,556
Washington Real Estate Investment Trust	624	21,378
Weingarten Realty Investors	787	23,996

		1,856,924

RETAIL – 3.46%
Abercrombie & Fitch Co. Class A	597	32,966
Advance Auto Parts Inc.	701	28,804
Aeropostale Inc.[a,b]	459	14,803
American Eagle Outfitters Inc.	1,238	17,332
AnnTaylor Stores Corp.[a]	669	15,086
AutoNation Inc.[a,b]	1,014	10,464
AutoZone Inc.[a]	288	37,524
Barnes & Noble Inc.	503	11,901
Best Buy Co. Inc.	2,258	89,688
Big Lots Inc.[a,b]	798	24,307
BJ’s Wholesale Club Inc.[a]	462	17,339
Blockbuster Inc. Class Aa,b	1,967	5,488
Brinker International Inc.	996	18,316
Brown Shoe Co. Inc.	533	8,603
Buckle Inc. (The)	99	5,096
Cabela’s Inc. Class Aa,b	422	4,904

Security	Shares	Value
CarMax Inc.[a,b]	1,792	$24,013
Cash America International Inc.	268	11,299
Cato Corp. Class A	199	3,560
Chipotle Mexican Grill Inc. Class Ba	125	8,003
CKE Restaurants Inc.	332	4,074
Collective Brands Inc.[a]	714	9,196
CVS Caremark Corp.	9,720	354,780
Darden Restaurants Inc.	1,029	33,515
Delhaize Group SP ADR	631	34,648
Dick’s Sporting Goods Inc.[a]	650	11,408
Dillard’s Inc. Class A	664	6,713
DineEquity Inc.[b]	132	3,049
Family Dollar Stores Inc.	1,129	26,306
GameStop Corp. Class Aa	660	26,737
Gap Inc. (The)	3,671	59,177
Genesco Inc.[a]	132	3,881
Home Depot Inc.	11,464	273,187
J.C. Penney Co. Inc.	1,316	40,572
Jack in the Box Inc.[a]	532	11,481
Kohl’s Corp.[a]	1,989	83,359
Landry’s Restaurants Inc.	162	2,360
Limited Brands Inc.	2,285	37,680
Longs Drug Stores Corp.	199	9,303
Lowe’s Companies Inc.	9,984	202,875
Macy’s Inc.	2,967	55,809
McDonald’s Corp.	7,599	454,344
Men’s Wearhouse Inc. (The)	363	7,227
Movado Group Inc.	132	2,838
MSC Industrial Direct Co. Inc. Class A	427	20,368
New York & Co. Inc.[a]	532	5,150
99 Cents Only Stores[a]	988	6,610
Nordstrom Inc.	1,300	37,362
Nu Skin Enterprises Inc. Class A	365	5,898
OfficeMax Inc.	759	9,685
Penske Automotive Group Inc.	588	7,820
Regis Corp.	299	8,369
Rite Aid Corp.[a]	5,663	7,249
Saks Inc.[a]	831	8,468
Sonic Automotive Inc.	412	4,149
Stage Stores Inc.	537	7,958
Steak n Shake Co. (The)[a]	1,453	10,011
Talbots Inc. (The)[b]	596	8,350
Target Corp.	4,809	217,511

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Tiffany & Co.	996	$37,639
Tim Hortons Inc.	1,032	28,060
TJX Companies Inc. (The)	2,740	92,365
Triarc Companies Inc. Class B	713	3,979
Tween Brands Inc.[a]	278	3,828
Under Armour Inc. Class Aa,b	306	8,920
Walgreen Co.	6,695	229,906
Wal-Mart Stores Inc.	16,328	957,147
Wendy’s International Inc.	767	17,603
World Fuel Services Corp.	263	6,338
Yum! Brands Inc.	3,371	120,749

		4,015,507

SAVINGS & LOANS – 0.08%
FirstFed Financial Corp.[a,b]	214	1,712
Guaranty Financial Group Inc.[a,b]	243	804
New York Community Bancorp Inc.	2,302	38,259
NewAlliance Bancshares Inc.	1,051	13,642
Washington Mutual Inc.[b]	6,107	32,550

		86,967

SEMICONDUCTORS – 0.86%
Advanced Micro Devices Inc.[a]	4,441	18,697
Advanced Semiconductor Engineering Inc. ADR[b]	7,778	34,145
Analog Devices Inc.	1,816	55,406
Emulex Corp.[a]	967	10,898
Fairchild Semiconductor International Inc. Class Aa	1,157	14,058
Infineon Technologies AG ADR[a]	5,522	41,525
International Rectifier Corp.[a]	560	9,453
LSI Corp.[a]	6,216	43,139
MEMC Electronic Materials Inc.[a]	1,509	69,731
Micron Technology Inc.[a]	5,822	28,120
National Semiconductor Corp.	1,998	41,858
Semiconductor Manufacturing International Corp. ADR[a]	3,889	10,500
STMicroelectronics NV NYS	5,005	55,355
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	30,264	287,508
Teradyne Inc.[a]	1,366	12,799
Texas Instruments Inc.	9,069	221,102
United Microelectronics Corp. SP ADR[a]	17,945	46,119

		1,000,413

Security	Shares	Value
SOFTWARE – 0.95%
American Reprographics Co.[a]	360	$5,764
Automatic Data Processing Inc.	3,602	153,841
BMC Software Inc.[a]	1,528	50,256
Broadridge Financial Solutions Inc.	1,292	26,744
Dun & Bradstreet Corp. (The)	380	36,723
Fair Isaac Corp.	424	9,438
Fidelity National Information Services Inc.	1,354	25,658
Global Payments Inc.	532	23,562
IMS Health Inc.	1,511	31,580
Konami Corp. ADR	727	22,842
MasterCard Inc. Class A	498	121,587
Metavante Technologies Inc.[a]	847	18,854
Red Hat Inc.[a]	1,648	35,234
Salesforce.com Inc.[a]	656	41,846
SAP AG SP ADR[b]	6,092	352,179
Satyam Computer Services Ltd. ADR	2,380	50,789
Sybase Inc.[a]	664	22,317
SYNNEX Corp.[a]	274	6,401
Total System Services Inc.	1,309	25,630
VeriFone Holdings Inc.[a]	720	10,771
Wipro Ltd. ADR	2,472	27,835

		1,099,851

TELECOMMUNICATIONS – 7.44%
Alcatel-Lucent SP ADR[a]	16,990	102,110
Amdocs Ltd.[a]	1,294	39,351
America Movil SAB de CV Series L ADR	5,729	289,257
American Tower Corp. Class Aa	2,919	122,306
Anixter International Inc.[a]	232	15,783
AT&T Inc.	39,864	1,228,210
BCE Inc.	5,575	211,516
British Telecom PLC SP ADR	5,304	175,668
CenturyTel Inc.	813	30,235
China Mobile Hong Kong Ltd. SP ADR	5,622	375,831
China Netcom Group Corp. (Hong Kong) Ltd. SP ADR	462	27,988
China Telecom Corp. Ltd. ADR[b]	1,073	58,521
China Unicom Ltd. ADR	4,450	91,047
Cincinnati Bell Inc.[a]	3,021	11,782
CommScope Inc.[a]	522	23,276

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
Corning Inc.	10,676	$213,627
Crown Castle International Corp.[a]	1,811	69,180
Deutsche Telekom AG SP ADR	20,297	350,326
Embarq Corp.	977	44,717
FairPoint Communications Inc.	796	5,524
France Telecom SA SP ADR	13,105	412,676
Frontier Communications Corp.	2,352	27,189
Harris Corp.	930	44,780
Hellenic Telecommunications Organization SA SP ADR	4,418	46,080
Hypercom Corp.[a]	1,073	5,215
KT Corp. SP ADR	1,138	23,295
Magyar Telekom PLC SP ADR	737	20,069
MasTec Inc.[a]	732	10,504
Mobile TeleSystems SP ADR	1,320	94,248
Motorola Inc.	15,527	134,153
NeuStar Inc. Class Aa	702	14,728
Nippon Telegraph and Telephone Corp. ADR	5,287	133,867
Nokia OYJ SP ADR	25,646	700,649
Nortel Networks Corp.[a]	3,147	24,043
NTT DoCoMo Inc. SP ADR	10,463	172,116
Philippine Long Distance Telephone Co. SP ADR	501	28,482
Plantronics Inc.	597	14,537
Portugal Telecom SGPS SP ADR	5,613	60,957
PT Indosat Tbk ADR	400	14,420
PT Telekomunikasi Indonesia SP ADR	1,827	60,254
Qwest Communications International Inc.	10,041	38,457
Rostelecom SP ADR	362	26,013
SK Telecom Co. Ltd. ADR	2,087	44,495
Sprint Nextel Corp.	19,862	161,677
Syniverse Holdings Inc.[a]	518	8,392
Tata Communications Ltd. ADR	402	8,241
Telecom Argentina SA SP ADR[a]	767	10,285
Telecom Corp. of New Zealand Ltd. SP ADR	2,756	37,950
Telecom Italia SpA SP ADR	7,674	137,441
Telefonica SA SP ADR	9,390	730,824
Telefonos de Mexico SAB de CV Series L SP ADR[b]	2,382	60,026

Security	Shares	Value
Telkom South Africa Ltd. SP ADR	371	$27,829
Telmex Internacional SAB de CVADR[a]	2,382	32,705
TELUS Corp.	1,122	39,528
Turkcell lletisim Hizmetleri AS ADR	1,756	33,891
Verizon Communications Inc.	19,106	650,368
Vimpel-Communications SP ADR	2,043	51,545
Vodafone Group PLC SP ADR	35,910	963,465
Windstream Corp.	3,302	39,360

		8,631,009

TEXTILES – 0.03%
Mohawk Industries Inc.[a,b]	365	21,524
UniFirst Corp.	192	8,596

		30,120

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	1,062	41,121
Marvel Entertainment Inc.[a]	631	21,896
Mattel Inc.	2,617	52,471

		115,488

TRANSPORTATION – 1.53%
Bristow Group Inc.[a]	289	13,002
Burlington Northern Santa Fe Corp.	1,846	192,224
Canadian National Railway Co.	2,986	157,512
Canadian Pacific Railway Ltd.	981	61,617
CHC Helicopter Corp. Class A	266	8,041
Con-way Inc.	460	23,258
CSX Corp.	2,702	182,601
FedEx Corp.	1,943	153,186
Frontline Ltd.	399	25,604
Genesee & Wyoming Inc. Class Aa	293	11,858
Guangshen Railway Co. Ltd. SP ADR	361	8,974
Kansas City Southern Industries Inc.[a]	591	32,505
Kirby Corp.[a]	456	21,760
Knight Transportation Inc.	756	14,304
Norfolk Southern Corp.	2,622	188,574
Overseas Shipholding Group Inc.	282	22,208
Ryder System Inc.	431	28,429
Ship Finance International Ltd.	567	16,863
Teekay Corp.	462	20,176
Tsakos Energy Navigation Ltd.	266	9,198
Union Pacific Corp.	3,416	281,615
United Parcel Service Inc. Class B	4,757	300,072

		1,773,581

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2008

Security	Shares	Value
TRUCKING & LEASING – 0.01%
GATX Corp.	330	$15,005

		15,005

WATER – 0.17%
American States Water Co.	334	12,064
Aqua America Inc.	833	13,203
California Water Service Group	294	10,802
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	396	19,840
Veolia Environnement ADR	2,708	144,986

		200,895

TOTAL COMMON STOCKS (Cost: $131,365,884)		115,684,088

PREFERRED STOCKS – 0.06%

ELECTRIC – 0.02%
Companhia Paranaense de Energia SP ADR	1,024	20,879

		20,879

FOREST PRODUCTS & PAPER – 0.04%
Aracruz Celulose SA SP ADR	426	29,607
Votorantim Celulose e Papel SA SP ADR	450	10,899

		40,506

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Class A, 6.13%	66	1,657

		1,657

TOTAL PREFERRED STOCKS (Cost: $58,741)		63,042

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[c,d]	219,647	$219,647
BGI Cash Premier Fund LLC 2.60%[c,d,e]	1,651,394	1,651,394

		1,871,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,871,041)		1,871,041

TOTAL INVESTMENTS IN SECURITIES – 101.34% (Cost: $133,295,666)		117,618,171

Other Assets, Less Liabilities – (1.34)%		(1,550,314)

NET ASSETS – 100.00%		$116,067,857

ADR – American Depositary Receipts

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

AEROSPACE & DEFENSE – 2.62%
Boeing Co. (The)	9,784	$597,900
General Dynamics Corp.	4,889	435,805
Lockheed Martin Corp.	4,746	495,150
United Technologies Corp.	13,203	844,728

		2,373,583

AGRICULTURE – 3.47%
Altria Group Inc.	30,625	623,219
Monsanto Co.	7,891	939,897
Philip Morris International Inc.	30,595	1,580,232

		3,143,348

BANKS – 6.03%
Bank of America Corp.	66,435	2,185,711
Bank of New York Mellon Corp. (The)	16,594	589,087
U.S. Bancorp	25,169	770,423
Wachovia Corp.	31,430	542,796
Wells Fargo & Co.	45,428	1,375,106

		5,463,123

BEVERAGES – 4.25%
Anheuser-Busch Companies Inc.	10,422	706,195
Coca-Cola Co. (The)	31,037	1,598,405
PepsiCo Inc.	23,256	1,547,919

		3,852,519

BIOTECHNOLOGY – 0.71%
Genentech Inc.[a]	6,766	644,461

		644,461

CHEMICALS – 1.43%
Dow Chemical Co. (The)	13,538	450,951
E.I. du Pont de Nemours and Co.	13,093	573,604
Mosaic Co. (The)[a]	2,143	272,611

		1,297,166

COMMERCIAL SERVICES – 0.52%
Visa Inc. Class Aa	6,498	474,744

		474,744

COMPUTERS – 5.13%
EMC Corp.[a]	30,200	453,302
Hewlett-Packard Co.	35,941	1,610,157
International Business Machines Corp.	20,182	2,582,892

		4,646,351

Security	Shares	Value
COSMETICS & PERSONAL CARE – 3.85%
Colgate-Palmolive Co.	7,427	$551,603
Procter & Gamble Co. (The)	44,867	2,937,891

		3,489,494

DIVERSIFIED FINANCIAL SERVICES – 6.75%
American Express Co.	14,963	555,427
Citigroup Inc.	79,369	1,483,407
Federal National Mortgage Association	14,340	164,910
Goldman Sachs Group Inc. (The)	5,250	966,210
JPMorgan Chase & Co.	50,343	2,045,436
Merrill Lynch & Co. Inc.	12,357	329,314
Morgan Stanley	14,664	578,935

		6,123,639

ELECTRIC – 1.68%
Dominion Resources Inc.	8,370	369,787
Exelon Corp.	9,628	756,953
Southern Co. (The)	11,166	395,165

		1,521,905

ELECTRICAL COMPONENTS & EQUIPMENT – 0.61%
Emerson Electric Co.	11,399	555,131

		555,131

FOOD – 0.71%
Kraft Foods Inc.	20,231	643,750

		643,750

HEALTH CARE - PRODUCTS – 4.99%
Alcon Inc.	1,118	192,777
Baxter International Inc.	9,254	634,917
Johnson & Johnson	41,297	2,827,606
Medtronic Inc.	16,375	865,091

		4,520,391

HEALTH CARE - SERVICES – 1.00%
UnitedHealth Group Inc.	17,940	503,755
WellPoint Inc.[a]	7,685	403,078

		906,833

HOLDING COMPANIES - DIVERSIFIED – 0.65%
Berkshire Hathaway Inc. Class Ba	154	589,666

		589,666

HOUSEHOLD PRODUCTS & WARES – 0.39%
Kimberly-Clark Corp.	6,111	353,399

		353,399

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2008

Security	Shares	Value
INSURANCE – 2.66%
Allstate Corp. (The)	8,051	$372,117
American International Group Inc.	34,115	888,696
MetLife Inc.	6,328	321,273
Prudential Financial Inc.	6,374	439,615
Travelers Companies Inc. (The)	8,796	388,079

		2,409,780

MACHINERY – 1.18%
Caterpillar Inc.	8,967	623,386
Deere & Co.	6,336	444,534

		1,067,920

MANUFACTURING – 6.18%
General Electric Co.	145,580	4,118,458
Honeywell International Inc.	9,997	508,247
Illinois Tool Works Inc.	6,613	309,819
3M Co.	9,458	665,749

		5,602,273

MEDIA – 2.11%
News Corp. Class A	26,398	373,004
Time Warner Inc.	52,167	747,031
Walt Disney Co. (The)	26,041	790,344

		1,910,379

MINING – 1.13%
Alcoa Inc.	11,846	399,802
Freeport-McMoRan Copper & Gold Inc.	5,552	537,156
Southern Copper Corp.	3,228	89,674

		1,026,632

OIL & GAS – 16.79%
Anadarko Petroleum Corp.	6,810	394,367
Apache Corp.	4,854	544,473
Chevron Corp.	30,276	2,560,139
ConocoPhillips	20,814	1,698,839
Devon Energy Corp.	6,111	579,873
EOG Resources Inc.	3,594	361,305
Exxon Mobil Corp.	78,464	6,310,859
Hess Corp.	4,223	428,212
Marathon Oil Corp.	10,332	511,124
Occidental Petroleum Corp.	11,994	945,487
Transocean Inc.[a]	4,605	626,418
Valero Energy Corp.	7,719	257,892

		15,218,988

Security	Shares	Value
OIL & GAS SERVICES – 3.10%
Halliburton Co.	12,838	$575,399
National Oilwell Varco Inc.[a]	5,987	470,758
Schlumberger Ltd.	17,379	1,765,706

		2,811,863

PHARMACEUTICALS – 7.40%
Abbott Laboratories	22,432	1,263,819
Bristol-Myers Squibb Co.	28,719	606,545
Eli Lilly and Co.	14,109	664,675
Merck & Co. Inc.	31,294	1,029,573
Pfizer Inc.	99,571	1,858,991
Schering-Plough Corp.	23,561	496,666
Wyeth	19,455	788,317

		6,708,586

RETAIL – 6.42%
CVS Caremark Corp.	20,884	762,266
Home Depot Inc.	24,475	583,239
Lowe’s Companies Inc.	21,275	432,308
McDonald’s Corp.	16,523	987,910
Target Corp.	10,393	470,075
Walgreen Co.	14,482	497,312
Wal-Mart Stores Inc.	35,567	2,084,938

		5,818,048

SEMICONDUCTORS – 0.52%
Texas Instruments Inc.	19,294	470,388

		470,388

TELECOMMUNICATIONS – 5.38%
AT&T Inc.	86,613	2,668,546
Corning Inc.	22,773	455,688
Sprint Nextel Corp.	40,598	330,468
Verizon Communications Inc.	41,696	1,419,332

		4,874,034

TRANSPORTATION – 2.21%
Burlington Northern Santa Fe Corp.	4,090	425,892
FedEx Corp.	4,165	328,369
Union Pacific Corp.	7,545	622,010
United Parcel Service Inc. Class B	9,937	626,826

		2,003,097

TOTAL COMMON STOCKS (Cost: $107,235,060)		90,521,491

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.56%[b,c]	160,093	$160,093

		160,093

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,093)		160,093

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $107,395,153)		90,681,584

Other Assets, Less Liabilities – (0.05)%		(41,754)

NET ASSETS – 100.00%		$90,639,830

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2008

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$397,301,780	$139,546,628	$265,336,093	$482,396,522
Affiliated issuers (Note 2)	10,795,967	5,564,234	8,758,144	22,203,352

Total cost of investments	$408,097,747	$145,110,862	$274,094,237	$504,599,874

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$337,174,538	$93,746,358	$180,850,166	$441,178,962
Affiliated issuers (Note 2)	10,795,967	5,564,234	8,758,144	22,203,352

Total value of investments	347,970,505	99,310,592	189,608,310	463,382,314
Receivables:
Investment securities sold	–	–	20,996	1,104,635
Dividends and interest	56,637	10,807	107,720	5,108

Total Assets	348,027,142	99,321,399	189,737,026	464,492,057

LIABILITIES
Payables:
Investment securities purchased	64,666	–	–	1,324,269
Collateral for securities on loan (Note 5)	10,511,465	5,472,148	8,688,164	21,512,941
Capital shares redeemed	–	–	32,009	–
Investment advisory fees (Note 2)	137,135	38,191	98,309	177,516

Total Liabilities	10,713,266	5,510,339	8,818,482	23,014,726

NET ASSETS	$337,313,876	$93,811,060	$180,918,544	$441,477,331

Net assets consist of:
Paid-in capital	$410,823,285	$188,009,132	$298,312,608	$493,668,406
Undistributed net investment income	46,655	30,975	139,461	46,734
Accumulated net realized loss	(13,428,822)	(48,428,777)	(33,047,598)	(11,020,249)
Net unrealized depreciation	(60,127,242)	(45,800,270)	(84,485,927)	(41,217,560)

NET ASSETS	$337,313,876	$93,811,060	$180,918,544	$441,477,331

Shares outstanding[b]	6,500,000	3,250,000	3,850,000	9,300,000

Net asset value per share	$51.89	$28.86	$46.99	$47.47

[a]	Securities on loan with market values of $10,246,142, $5,282,411, $8,334,007 and $20,762,096, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2008

	iShares S&P North American		iShares NYSE
	Natural Resources Sector Index Fund		Composite Index Fund	100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,823,866,375		$130,803,511	$107,235,060
Affiliated issuers (Note 2)	21,270,034		2,492,155	160,093

Total cost of investments	$1,845,136,409		$133,295,666	$107,395,153

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,155,542,890		$115,380,664	$90,521,491
Affiliated issuers (Note 2)	21,270,034		2,237,507	160,093

Total value of investments	2,176,812,924		117,618,171	90,681,584
Receivables:
Investment securities sold	467,455		108,233	–
Dividends and interest	1,452,008		222,688	156,684
Capital shares sold	9,063		–	–

Total Assets	2,178,741,450		117,949,092	90,838,268

LIABILITIES
Payables:
Investment securities purchased	–		206,195	183,211
Collateral for securities on loan (Note 5)	20,200,020		1,651,394	–
Capital shares redeemed	24,169		–	–
Short positions, at value (Proceeds: $467,455, $ – and $ –, respectively) (Note 1)	467,538		–	–
Investment advisory fees (Note 2)	958,569		23,646	15,227

Total Liabilities	21,650,296		1,881,235	198,438

NET ASSETS	$2,157,091,154		$116,067,857	$90,639,830

Net assets consist of:
Paid-in capital	$1,861,044,803		$132,376,859	$111,852,519
Undistributed net investment income	467,426		212,415	202,322
Accumulated net realized loss	(36,097,507)		(843,922)	(4,701,442)
Net unrealized appreciation (depreciation)	331,676,432		(15,677,495)	(16,713,569)

NET ASSETS	$2,157,091,154		$116,067,857	$90,639,830

Shares outstanding[b]	49,650,000	[c]	1,500,000	1,400,000

Net asset value per share	$43.45	[c]	$77.38	$64.74

[a]	Securities on loan with market values of $19,203,104, $1,584,412 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2008

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$2,625,508	$542,829	$2,414,028	$535,244
Interest from affiliated issuers (Note 2)	20,448	10,692	10,411	9,591
Securities lending income from affiliated issuers (Note 2)	73,879	53,770	225,950	64,770

Total investment income	2,719,835	607,291	2,650,389	609,605

EXPENSES
Investment advisory fees (Note 2)	1,924,656	765,595	1,239,350	1,598,797

Total expenses	1,924,656	765,595	1,239,350	1,598,797

Net investment income (loss)	795,179	(158,304)	1,411,039	(989,192)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,475,801)	(9,388,136)	(17,333,250)	(10,165,033)
In-kind redemptions	19,065,110	2,725,269	6,122,045	20,190,311

Net realized gain (loss)	11,589,309	(6,662,867)	(11,211,205)	10,025,278

Net change in unrealized appreciation (depreciation)	(49,812,724)	(29,896,783)	(59,177,636)	(26,309,981)

Net realized and unrealized loss	(38,223,415)	(36,559,650)	(70,388,841)	(16,284,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,428,236)	$(36,717,954)	$(68,977,802)	$(17,273,895)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2008

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$27,198,248	$3,236,491	$3,116,115
Dividends from affiliated issuers (Note 2)	–	28,210	–
Interest from affiliated issuers (Note 2)	99,942	7,170	6,766
Securities lending income from affiliated issuers (Note 2)	163,708	9,530	–

Total investment income	27,461,898	3,281,401	3,122,881

EXPENSES
Investment advisory fees (Note 2)	10,875,683	303,874	234,012

Total expenses	10,875,683	303,874	234,012

Net investment income	16,586,215	2,977,527	2,888,869

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(25,587,204)	(641,263)	(4,429,760)
Investments in affiliated issuers (Note 2)	–	(35,594)	–
In-kind redemptions	217,639,812	10,196,561	11,694,508

Net realized gain	192,052,608	9,519,704	7,264,748

Net change in unrealized appreciation (depreciation) on:
Investments	(29,309,897)	(24,108,800)	(24,497,882)
Short positions (Note 1)	(83)	–	–

Net change in unrealized appreciation (depreciation)	(29,309,980)	(24,108,800)	(24,497,882)

Net realized and unrealized gain (loss)	162,742,628	(14,589,096)	(17,233,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,328,843	$(11,611,569)	$(14,344,265)

[a]	Net of foreign withholding tax of $472,143, $119,658 and $328, respectively.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended July 31, 2008	Year ended July 31, 2007	Year ended July 31, 2008	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$795,179	$284,717	$(158,304)	$(485,956)
Net realized gain (loss)	11,589,309	35,361,751	(6,662,867)	(7,944,686)
Net change in unrealized appreciation (depreciation)	(49,812,724)	32,776,681	(29,896,783)	56,346,484

Net increase (decrease) in net assets resulting from operations	(37,428,236)	68,423,149	(36,717,954)	47,915,842

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(748,524)	(281,985)	–	–
Return of capital	(120,844)	(116,401)	(4,787)	–

Total distributions to shareholders	(869,368)	(398,386)	(4,787)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	231,701,500	475,606,798	182,597,210	249,021,810
Cost of shares redeemed	(223,588,207)	(377,591,377)	(278,194,964)	(228,323,892)

Net increase (decrease) in net assets from capital share transactions	8,113,293	98,015,421	(95,597,754)	20,697,918

INCREASE (DECREASE) IN NET ASSETS	(30,184,311)	166,040,184	(132,320,495)	68,613,760

NET ASSETS
Beginning of year	367,498,187	201,458,003	226,131,555	157,517,795

End of year	$337,313,876	$367,498,187	$93,811,060	$226,131,555

Undistributed net investment income included in net assets at end of year	$46,655	$–	$30,975	$–

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	9,100,000	5,350,000	7,450,000
Shares redeemed	(4,050,000)	(7,250,000)	(8,500,000)	(7,050,000)

Net increase (decrease) in shares outstanding	(50,000)	1,850,000	(3,150,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Semiconductors Index Fund		iShares S&P North American Technology-Software Index Fund
	Year ended July 31, 2008	Year ended July 31, 2007	Year ended July 31, 2008	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,411,039	$962,529	$(989,192)	$(521,010)
Net realized gain (loss)	(11,211,205)	3,755,640	10,025,278	21,107,019
Net change in unrealized appreciation (depreciation)	(59,177,636)	41,872,219	(26,309,981)	3,402,542

Net increase (decrease) in net assets resulting from operations	(68,977,802)	46,590,388	(17,273,895)	23,988,551

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,271,578)	(962,529)	–	–
Return of capital	(34,773)	(69,405)	–	–

Total distributions to shareholders	(1,306,351)	(1,031,934)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	895,831,652	563,361,788	748,408,396	472,172,671
Cost of shares redeemed	(947,839,343)	(569,388,021)	(479,859,240)	(386,859,411)

Net increase (decrease) in net assets from capital share transactions	(52,007,691)	(6,026,233)	268,549,156	85,313,260

INCREASE (DECREASE) IN NET ASSETS	(122,291,844)	39,532,221	251,275,261	109,301,811

NET ASSETS
Beginning of year	303,210,388	263,678,167	190,202,070	80,900,259

End of year	$180,918,544	$303,210,388	$441,477,331	$190,202,070

Undistributed net investment income included in net assets at end of year	$139,461	$–	$46,734	$–

SHARES ISSUED AND REDEEMED
Shares sold	16,350,000	8,900,000	15,350,000	10,500,000
Shares redeemed	(17,100,000)	(9,050,000)	(10,200,000)	(8,500,000)

Net increase (decrease) in shares outstanding	(750,000)	(150,000)	5,150,000	2,000,000

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Natural Resources Sector Index Fund		iShares NYSE Composite Index Fund
	Year ended July 31, 2008[a]	Year ended July 31, 2007[a]	Year ended July 31, 2008	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,586,215	$17,103,311	$2,977,527	$2,060,824
Net realized gain	192,052,608	166,451,821	9,519,704	7,565,748
Net change in unrealized appreciation (depreciation)	(29,309,980)	74,275,458	(24,108,800)	4,917,546

Net increase (decrease) in net assets resulting from operations	179,328,843	257,830,590	(11,611,569)	14,544,118

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,118,789)	(17,216,999)	(2,858,901)	(2,083,187)
Return of capital	–	(74,715)	–	–

Total distributions to shareholders	(16,118,789)	(17,291,714)	(2,858,901)	(2,083,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	653,158,392	736,865,560	80,498,141	82,437,231
Cost of shares redeemed	(526,956,338)	(562,841,466)	(67,957,425)	(33,548,345)

Net increase in net assets from capital share transactions	126,202,054	174,024,094	12,540,716	48,888,886

INCREASE (DECREASE) IN NET ASSETS	289,412,108	414,562,970	(1,929,754)	61,349,817

NET ASSETS
Beginning of year	1,867,679,046	1,453,116,076	117,997,611	56,647,794

End of year	$2,157,091,154	$1,867,679,046	$116,067,857	$117,997,611

Undistributed net investment income included in net assets at end of year	$467,426	$–	$212,415	$93,831

SHARES ISSUED AND REDEEMED
Shares sold	15,050,000	19,950,000	950,000	1,000,000
Shares redeemed	(12,050,000)	(16,200,000)	(800,000)	(400,000)

Net increase in shares outstanding	3,000,000	3,750,000	150,000	600,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Year ended July 31, 2008	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,888,869	$7,358,947
Net realized gain	7,264,748	45,807,855
Net change in unrealized appreciation (depreciation)	(24,497,882)	(1,471,063)

Net increase (decrease) in net assets resulting from operations	(14,344,265)	51,695,739

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,064,941)	(7,354,788)

Total distributions to shareholders	(3,064,941)	(7,354,788)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,435,271	172,836,575
Cost of shares redeemed	(150,790,741)	(279,887,723)

Net decrease in net assets from capital share transactions	(147,355,470)	(107,051,148)

DECREASE IN NET ASSETS	(164,764,676)	(62,710,197)

NET ASSETS
Beginning of year	255,404,506	318,114,703

End of year	$90,639,830	$255,404,506

Undistributed net investment income included in net assets at end of year	$202,322	$378,394

SHARES ISSUED AND REDEEMED
Shares sold	50,000	2,300,000
Shares redeemed	(2,000,000)	(3,600,000)

Net decrease in shares outstanding	(1,950,000)	(1,300,000)

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of year	$56.11	$42.86	$46.05	$41.79	$38.51

Income from investment operations:
Net investment income (loss)	0.11 [a]	0.05 [a]	0.02 [a]	0.35	(0.06)
Net realized and unrealized gain (loss)[b]	(4.21)	13.27	(3.17)	4.28	3.34

Total from investment operations	(4.10)	13.32	(3.15)	4.63	3.28

Less distributions from:
Net investment income	(0.10)	(0.05)	(0.04)	(0.34)	–
Return of capital	(0.02)	(0.02)	–	(0.03)	–

Total distributions	(0.12)	(0.07)	(0.04)	(0.37)	–

Net asset value, end of year	$51.89	$56.11	$42.86	$46.05	$41.79

Total return	(7.32)%	31.09%	(6.85)%	11.10%	8.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$337,314	$367,498	$201,458	$294,705	$185,966
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.20%	0.09%	0.04%	0.81%	(0.20)%
Portfolio turnover rate[c]	6%	20%	5%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of year	$35.33	$26.25	$29.90	$26.97	$20.75

Income from investment operations:
Net investment loss	(0.03)[a]	(0.08)[a]	(0.10)[a]	(0.08)	(0.07)
Net realized and unrealized gain (loss)[b]	(6.44)	9.16	(3.55)	3.01	6.29

Total from investment operations	(6.47)	9.08	(3.65)	2.93	6.22

Less distributions from:
Return of capital	(0.00)[c]	–	–	–	–

Total distributions	(0.00)[c]	–	–	–	–

Net asset value, end of year	$28.86	$35.33	$26.25	$29.90	$26.97

Total return	(18.31)%	34.59%	(12.21)%	10.86%	29.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$93,811	$226,132	$157,518	$147,986	$146,986
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.10)%	(0.25)%	(0.31)%	(0.26)%	(0.31)%
Portfolio turnover rate[d]	23%	53%	32%	16%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Semiconductors Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of year	$65.92	$55.51	$58.84	$50.64	$48.34

Income from investment operations:
Net investment income (loss)	0.31 [a]	0.20 [a]	0.04 [a]	(0.03)	(0.16)
Net realized and unrealized gain (loss)[b]	(18.94)	10.43	(3.30)	8.23	2.46

Total from investment operations	(18.63)	10.63	(3.26)	8.20	2.30

Less distributions from:
Net investment income	(0.29)	(0.21)	(0.05)	–	–
Return of capital	(0.01)	(0.01)	(0.02)	–	(0.00)[c]

Total distributions	(0.30)	(0.22)	(0.07)	–	(0.00)[c]

Net asset value, end of year	$46.99	$65.92	$55.51	$58.84	$50.64

Total return	(28.35)%	19.16%	(5.56)%	16.19%	4.76%

Ratios/Supplemental data:
Net assets, end of year (000s)	$180,919	$303,210	$263,678	$544,316	$124,066
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.55%	0.32%	0.07%	(0.09)%	(0.20)%
Portfolio turnover rate[d]	14%	25%	6%	10%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of year	$45.83	$37.63	$40.29	$33.85	$31.56

Income from investment operations:
Net investment income (loss)	(0.14)[a]	(0.12)[a]	(0.13)[a]	0.20	(0.15)
Net realized and unrealized gain (loss)[b]	1.78	8.32	(2.53)	6.48	2.44

Total from investment operations	1.64	8.20	(2.66)	6.68	2.29

Less distributions from:
Net investment income	–	–	–	(0.24)	–

Total distributions	–	–	–	(0.24)	–

Net asset value, end of year	$47.47	$45.83	$37.63	$40.29	$33.85

Total return	3.58%	21.79%	(6.60)%	19.72%	7.26%

Ratios/Supplemental data:
Net assets, end of year (000s)	$441,477	$190,202	$80,900	$229,641	$115,077
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	(0.30)%	(0.26)%	(0.31)%	0.59%	(0.40)%
Portfolio turnover rate[c]	18%	25%	16%	13%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]	Year ended Jul. 31, 2005[a]	Year ended Jul. 31, 2004[a]

Net asset value, beginning of year	$40.04	$33.87	$26.97	$19.50	$14.51

Income from investment operations:
Net investment income	0.32 [b]	0.40 [b]	0.35 [b]	0.27	0.22
Net realized and unrealized gain[c]	3.41	6.17	6.88	7.47	5.01

Total from investment operations	3.73	6.57	7.23	7.74	5.23

Less distributions from:
Net investment income	(0.32)	(0.40)	(0.33)	(0.27)	(0.24)
Return of capital	–	(0.00)[d]	–	–	–

Total distributions	(0.32)	(0.40)	(0.33)	(0.27)	(0.24)

Net asset value, end of year	$43.45	$40.04	$33.87	$26.97	$19.50

Total return	9.25%	19.56%	26.96%	39.92%	36.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,157,091	$1,867,679	$1,453,116	$800,886	$263,270
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.73%	1.14%	1.12%	1.20%	1.33%
Portfolio turnover rate[e]	8%	18%	7%	8%	7%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$87.41	$75.53	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	2.10 [b]	1.70 [b]	1.66 [b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	(10.14)	11.90	6.74	9.46	(1.60)

Total from investment operations	(8.04)	13.60	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(1.99)	(1.72)	(1.17)	(1.61)	(0.26)

Total distributions	(1.99)	(1.72)	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$77.38	$87.41	$75.53	$68.30	$58.82

Total return	(9.38)%	18.10%	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$116,068	$117,998	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.45%	2.02%	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	5%	7%	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004
Net asset value, beginning of period	$76.24	$68.41	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	1.82 [b]	1.56 [b]	1.21 [b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	(11.32)	7.79	3.85	4.73	(1.13)

Total from investment operations	(9.50)	9.35	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(2.00)	(1.52)	(1.19)	(1.24)	(0.20)

Total distributions	(2.00)	(1.52)	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$64.74	$76.24	$68.41	$64.54	$59.80

Total return	(12.76)%	13.73%	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,640	$255,405	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.47%	2.09%	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	15%	10%	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector (formerly iShares S&P GSTITM Technology Index Fund) , iShares S&P North American Technology-Multimedia Networking (formerly iShares S&P GSTITM Networking Index Fund), iShares S&P North American Technology-Semiconductors (formerly iShares S&P GSTITM Semiconductor Index Fund), iShares S&P North American Technology-Software (formerly iShares S&P GSTITM Software Index Fund), iShares S&P North American Natural Resources Sector (formerly iShares GSSITM Natural Resources Index Fund), iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded;

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ NAV is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P North American Technology Sector	$–	$(62,215,004)	$(11,294,405)	$(73,509,409)
S&P North American Technology-Multimedia Networking	–	(49,723,100)	(44,474,972)	(94,198,072)
S&P North American Technology-Semiconductors	–	(87,178,575)	(30,215,489)	(117,394,064)
S&P North American Technology-Software	–	(44,129,431)	(8,061,644)	(52,191,075)
S&P North American Natural Resources Sector	350,663	319,172,398	(23,476,710)	296,046,351
NYSE Composite	205,552	(15,999,683)	(514,871)	(16,309,002)
NYSE 100	202,306	(17,251,658)	(4,163,337)	(21,212,689)

For the years ended July 31, 2008 and July 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2008.

From November 1, 2007 to July 31, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P North American Technology Sector	$3,793,253
S&P North American Technology-Multimedia Networking	1,484,217
S&P North American Technology-Semiconductors	4,872,574
S&P North American Technology-Software	3,346,444
S&P North American Natural Resources Sector	17,878,139
NYSE 100	3,031,036

The Funds had tax basis net capital loss carry forwards as of July 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P North American Technology Sector	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$7,501,152
S&P North American Technology-Multimedia Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	42,990,755
S&P North American Technology-Semiconductors	175,882	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	25,342,915
S&P North American Technology-Software	–	797,714	761,567	–	38,268	2,827,824	289,827	4,715,200
S&P North American Natural Resources Sector	–	256,427	187,450	–	1,870,831	785,924	2,497,939	5,598,571
NYSE Composite	–	–	–	–	–	8,687	506,184	514,871
NYSE 100	–	–	25,021	–	208,513	123,690	775,077	1,132,301

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own Depository Receipts of shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the Depository Receipts of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended July 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of July 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology Sector	$410,185,509	$12,723,229	$(74,938,233)	$(62,215,004)
S&P North American Technology-Multimedia Networking	149,033,692	–	(49,723,100)	(49,723,100)
S&P North American Technology-Semiconductors	276,786,885	–	(87,178,575)	(87,178,575)
S&P North American Technology-Software	507,511,745	4,015,535	(48,144,966)	(44,129,431)
S&P North American Natural Resources Sector	1,857,640,443	374,820,882	(55,648,401)	319,172,481
NYSE Composite	133,617,854	4,854,997	(20,854,680)	(15,999,683)
NYSE 100	107,933,242	3,002,419	(20,254,077)	(17,251,658)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of July 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuation between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P North American Technology Sector	0.48%
S&P North American Technology-Multimedia Networking	0.48
S&P North American Technology-Semiconductors	0.48
S&P North American Technology-Software	0.48
S&P North American Natural Resources Sector	0.48
NYSE Composite	0.25
NYSE 100	0.20

The Board approved a change to the investment advisory fee rates for the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Natural Resources Sector Index Funds effective August 1, 2008. For its investment advisory services to each Fund, BGFA will be entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds in the same advisory fee category, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$73,879
S&P North American Technology-Multimedia Networking	53,770
S&P North American Technology-Semiconductors	225,950
S&P North American Technology-Software	64,770
S&P North American Natural Resources Sector	163,708
NYSE Composite	9,530

Cross trades for the year ended July 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended July 31, 2008, the iShares NYSE Composite Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss
Barclays PLC SP ADR	10	14	11	13	$366,466	$28,210	$(35,594)

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$40,164,326	$26,043,083
S&P North American Technology-Multimedia Networking	54,714,885	38,089,072
S&P North American Technology-Semiconductors	38,365,993	38,517,875
S&P North American Technology-Software	81,644,460	58,413,348
S&P North American Natural Resources Sector	185,994,825	168,490,278
NYSE Composite	7,038,938	5,874,818
NYSE 100	18,787,714	20,508,734

In-kind transactions (see Note 4) for the year ended July 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$231,293,811	$223,088,889
S&P North American Technology-Multimedia Networking	182,331,711	277,758,648
S&P North American Technology-Semiconductors	894,781,248	946,339,069
S&P North American Technology-Software	747,678,283	479,879,647
S&P North American Natural Resources Sector	651,806,062	524,345,981
NYSE Composite	80,098,140	67,184,748
NYSE 100	3,421,791	148,439,139

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a three-for-one stock split for the iShares S&P North American Natural Resources Sector Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of July 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P North American Technology Sector Index Fund (formerly iShares S&P GSTITM Technology Index Fund), iShares S&P North American Technology-Multimedia Networking Index Fund (formerly iShares S&P GSTITM Networking Index Fund), iShares S&P North American Technology-Semiconductors Index Fund (formerly iShares S&P GSTITM Semiconductor Index Fund), iShares S&P North American Technology-Software Index Fund (formerly iShares S&P GSTITM Software Index Fund), iShares S&P North American Natural Resources Sector Index Fund (formerly iShares GSSITM Natural Resources Index Fund), iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund (the “Funds”), at July 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 22, 2008

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P North American Technology Sector	100.00%

S&P North American Technology-Semiconductors	100.00

S&P North American Natural Resources Sector	100.00

NYSE Composite	53.49

NYSE 100	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2008:

iShares Index Fund	Qualified Dividend Income

S&P North American Technology Sector	$748,524

S&P North American Technology-Semiconductors	1,271,578

S&P North American Natural Resources Sector	16,118,789

NYSE Composite	2,858,901

NYSE 100	3,064,941

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	75

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected solely by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed,

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed breakpoints in the investment advisory fee rates for the iShares S&P North American Technology Sector, S&P North American Technology-Multimedia Networking, S&P North American Technology-Semiconductor, S&P North American Technology-Software and S&P North American Natural Resources Sector Index Funds (the “S&P North American Funds”) (as discussed below) at various assets levels of such S&P North American Funds as compared to their Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed breakpoints for the S&P North American Funds (effective August 1, 2008). The Board noted that the Advisory Contract did not provide for any breakpoints in the investment advisory fee rates of the iShares NYSE Composite and NYSE 100 Index Funds, as the assets of those Funds increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the Funds, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed breakpoints were appropriate and warranted for the S&P North American Funds, and that further reductions in fee rates or additions of breakpoints for the iShares NYSE Composite and NYSE 100 Index Funds were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees for all the Funds, including the proposed breakpoints for the S&P North American Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P North American Technology Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	2	0.14
Greater than 0.5% and Less than 1.0%	3	0.22
Between 0.5% and –0.5%	1,365	98.86
Less than –0.5% and Greater than –1.0%	5	0.36
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	1	0.07
Less than –2.0% and Greater than –2.5%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Technology-Multimedia Networking Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.14%
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	23	1.67
Between 0.5% and –0.5%	1,330	96.31
Less than –0.5% and Greater than –1.0%	18	1.30
Less than –1.0%	5	0.36

	1,381	100.00%

iShares S&P North American Technology-Semiconductors Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	2	0.14
Greater than 0.5% and Less than 1.0%	6	0.43
Between 0.5% and –0.5%	1,366	98.93
Less than –0.5% and Greater than –1.0%	1	0.07
Less than –1.0%	4	0.29

	1,381	100.00%

iShares S&P North American Technology-Software Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.14%
Greater than 0.5% and Less than 1.0%	7	0.51
Between 0.5% and –0.5%	1,360	98.49
Less than –0.5% and Greater than –1.0%	7	0.51
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	2	0.14
Less than –2.0%	1	0.07

	1,381	100.00%

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P North American Natural Resources Sector Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.14%
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	4	0.29
Between 0.5% and –0.5%	1,367	99.00
Less than –0.5% and Greater than –1.0%	2	0.14
Less than –1.0% and Greater than –1.5%	3	0.22
Less than –1.5%	2	0.14

	1,381	100.00%

iShares NYSE Composite Index Fund

Period Covered: April 2, 2004 through June 30, 2008*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	7	0.65%
Greater than 1.0% and Less than 1.5%	6	0.56
Greater than 0.5% and Less than 1.0%	45	4.21
Between 0.5% and –0.5%	1,003	93.83
Less than –0.5% and Greater than –1.0%	4	0.37
Less than –1.0% and Greater than –1.5%	2	0.19
Less than –1.5%	2	0.19

	1,069	100.00%

iShares NYSE 100 Index Fund

Period Covered: April 2, 2004 through June 30, 2008*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.19%
Greater than 1.0% and Less than 1.5%	1	0.09
Greater than 0.5% and Less than 1.0%	9	0.84
Between 0.5% and –0.5%	1,048	98.05
Less than –0.5% and Greater than –1.0%	7	0.65
Less than –1.0% and Greater than –1.5%	1	0.09
Less than –1.5%	1	0.09

	1,069	100.00%

*	April 2, 2004 is the first day of trading on the primary stock exchange on which the shares of the Fund are listed for trading.

SUPPLEMENTAL INFORMATION	81

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Trustee (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 64	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Common fund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 47	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 40	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 42	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 35	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	85

Notes:

86 NOTES	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	87

Notes:

88 NOTES	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

  Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-

  Semiconductors (IGW)

iShares S&P North American Technology-

  Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

  Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration &

  Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer

  Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

  Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable

  Market (EWO)

iShares MSCI Belgium Investable

  Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable

  Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

  Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable

  Market (EWW)

iShares MSCI Netherlands Investable

  Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable

  Market (THD)

iShares MSCI Turkey Investable

  Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

  Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging

  Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

  Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

  ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global

  Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia

  ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

`

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-08008

iShares®

LET’S BUILD A BETTER INVESTMENT WORLDSM.

BARCLAYS

GLOBAL INVESTORS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventeen series of the Registrant for which the fiscal year-end is July 31, 2008 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $165,347 for the fiscal year ended July 31, 2007 and $241,933 for the fiscal year ended July 31, 2008.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2007 and July 31, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $70,965 for the fiscal year ended July 31, 2007 and $34,615 for the fiscal year ended July 31, 2008.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2007 and July 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,247,779 for the fiscal year ended July 31, 2007 and $2,815,649 for the fiscal year ended July 31, 2008.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 19, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 19, 2008